Document and Entity Information	12 Months Ended
Dec. 31, 2010
Entity Registrant Name	Itau Unibanco Holding S.A.
Entity Central Index Key	0001132597
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Trading Symbol	itub
Entity Common Stock, Shares Outstanding	2,289,284,273
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2010
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2010
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	Yes

Consolidated Balance Sheet (BRL) In Millions	Dec. 31, 2010		Dec. 31, 2009
ASSETS
Cash and due from banks	5,568		5,355
Interest-bearing deposits in other banks	57,566		89,085
Securities purchased under resale agreements	34,734		56,714
Central Bank compulsory deposits	85,790		13,869
Trading assets, at fair value	140,003		73,529
Available-for-sale securities, at fair value	44,636		41,263
Held-to-maturity securities, at amortized cost (fair value R $ 3,110 and R $ 2,124 at December 31, 2010 and 2009)	2,506		1,762
Net loans and leases	278,031		225,768
Loans and leases	298,169		245,736
Allowance for loan and lease losses	(20,138)		(19,968)
Investments in unconsolidated companies	3,597		4,321
Premises and equipment, net	5,151		4,572
Goodwill, net	14,664		14,711
Intangible assets, net	18,148		22,569
Other assets	56,186		45,570
TOTAL ASSETS	746,580		599,088
LIABILITIES AND STOCKHOLDERS' EQUITY
Deposits	202,660		190,908
Non-interest bearing deposits	26,439		25,884
Interest-bearing deposits	176,221		165,024
Securities sold under repurchase agreements	97,972		66,174
Short-term borrowings	123,041		80,725
Long-term debt	84,768		58,976
Insurance claims reserves, reserves for private retirement plans and reserves for capitalization	11,246		13,487
Investment contracts	49,217		38,063
Other liabilities	87,975		68,721
Total liabilities	656,879		517,054
Commitments and contingent liabilities (Note 30)
Stockholders’ equity of Itaú Unibanco:
Common shares no par value (3,300,000,000 authorized as of December 31, 2010 and 2009; 2,289,286,475 issued as of December 31, 2010 and 2009)	21,046		21,046
Preferred shares no par value ( 3,300,000,000 authorized as of December 31, 2010 and 2009; 2,281,649,744 issued as of December 31, 2010 and 2009)	24,208		24,208
Treasury shares ( 26,566,015 and 43,588,307 preferred shares as of December 31, 2010 and 2009, respectively;1,502,202 and 2,202 common shares as of December 31, 2010 and 2009, respectively)	(674)		(1,031)
Additional paid-in capital	13,218		12,932
Appropriated retained earnings	15,895		5,954
Other accumulated comprehensive income:
Net unrealized gains (losses) on available-for-sale securities, net of taxes	(28)		301
Cumulative translation adjustment	(432)		(146)
Defined benefit of pension plans and other post-retirement plans, net of taxes	224		786
Cash flow hedge – effective portion, net of taxes	(3)		(4)
Unappropriated retained earnings	3,171		5,231
Total stockholders' equity of Itau Unibanco	76,625		69,277
Noncontrolling interest	13,076		12,757
Total stockholders’ equity	89,701		82,034
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	746,580		599,088
Variable Interest Entity, Primary Beneficiary [Member]
ASSETS
Net loans and leases	5,788		4,323
Loans and leases	6,823		5,455
Allowance for loan and lease losses	(1,035)		(1,132)
Intangible assets, net	731		798
Other assets	1,189		974
TOTAL ASSETS	7,708		6,095
LIABILITIES AND STOCKHOLDERS' EQUITY
Other liabilities	3,138	[1]	2,515	[1]
Total liabilities	3,138		2,515

[1]	Included under other liabilities in the consolidated balance sheet.

Consolidated Balance Sheet [Parenthetical] (BRL) In Millions, except Share data	Dec. 31, 2010	Dec. 31, 2009
Fair value of Held-to-maturity securities (in reais)	3,110	2,124
Common shares, no par value	0	0
Common shares, authorized	3,300,000,000	3,300,000,000
Common shares, issued	2,289,286,475	2,289,286,475
Preferred shares, no par value	0	0
Preferred shares, authorized	3,300,000,000	3,300,000,000
Preferred shares, issued	2,281,649,744	2,281,649,744
Preferred shares
Treasury shares, shares	26,566,015	43,588,307
Common shares
Treasury shares, shares	1,502,202	2,202

Consolidated Statement of Income (BRL) In Millions, except Share data	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
INTEREST INCOME	78,369		72,567		47,649
Interest on loans and leases	52,035		48,582		31,326
Interest on deposits in banks	3,165		3,534		3,028
Interest on Central Bank compulsory deposits	4,036		519		1,051
Interest on securities purchased under resale agreements	7,572		8,673		5,369
Interest on trading assets	7,767		7,086		4,141
Interest and dividends on available-for-sale securities	3,315		3,996		2,536
Interest on held-to-maturity securities	479		177		198
INTEREST EXPENSE	(34,824)		(31,876)		(26,508)
Interest on deposits	(11,776)		(11,773)		(6,233)
Interest on securities sold under repurchase agreements	(7,291)		(7,177)		(6,489)
Interest on short-term borrowings	(8,198)		(5,314)		(7,737)
Interest on long-term debt	(4,802)		(4,586)		(4,721)
Interest on investment contracts	(2,757)		(3,026)		(1,328)
NET INTEREST INCOME	43,545		40,691		21,141
Provision for loan and lease losses	(11,871)		(15,372)		(9,361)
NET INTEREST INCOME AFTER ALLOWANCE FOR LOAN AND LEASE LOSSES	31,674		25,319		11,780
NON-INTEREST INCOME	31,238		40,436		15,775
Fee and commission income	16,630		13,479		8,941
Trading income (losses), net	2,275		9,284		(2,843)
Net gain (loss) on sale of available-for-sale securities	220		211		(114)
Net gain (loss) on foreign currency transactions	2,311		2,619		1,059
Net gain (loss) on transactions of foreign subsidiaries	(451)		(3,390)		1,938
Equity in earnings of unconsolidated companies, net	308		(9)		474
Insurance premiums, income on private retirement plans and capitalization plans	6,410		8,132		3,917
Other non-interest income	3,535		10,110		2,403
NON-INTEREST EXPENSE	(46,084)		(42,294)		(24,011)
Salaries and employee benefits (in 2010 includes gain of R $ 999 on curtailment and partial settlement of PAC Note 25)	(10,836)		(10,589)		(6,170)
Administrative expenses	(12,775)		(10,001)		(6,409)
Amortization of intangible assets	(4,592)		(3,663)		(1,201)
Insurance claims, changes in reserves for insurance operations, for private retirement plans and acquisition costs	(5,179)		(6,452)		(3,301)
Depreciation of premises and equipment	(1,476)		(1,250)		(756)
Other non-interest expenses (includes R $20, R $56 and R $53 of other than temporary impairment on available for sale securities in 2010, 2009 and 2008)	(11,226)		(10,339)		(6,174)
NET INCOME BEFORE TAXES ON INCOME	16,828		23,461		3,544
TAXES ON INCOME
Current	(4,063)		(5,477)		(1,681)
Deferred	(874)		(3,372)		3,015
TOTAL TAXES ON INCOME	(4,937)		(8,849)		1,334
NET INCOME	11,891		14,612		4,878
Less: Net income attributable to noncontrolling interests	(824)		(527)		(29)
NET INCOME ATTRIBUTABLE TO ITAU UNIBANCO	11,067		14,085		4,849
EARNINGS PER SHARE – BASIC (*)
Common (in reais per share)	2.44	[1]	3.25	[1]	1.49	[1]
Preferred (in reais per share)	2.44	[1]	3.25	[1]	1.49	[1]
EARNINGS PER SHARE – DILUTED (*)
Common (in reais per share)	2.44	[1]	3.24	[1]	1.48	[1]
Preferred (in reais per share)	2.44	[1]	3.24	[1]	1.48	[1]
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING – BASIC (*)
Common (in shares)	2,288,034,273	[1]	2,192,530,134		1,708,760,440	[1]
Preferred (in shares)	2,246,784,635	[1]	2,143,753,894		1,554,841,088	[1]
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING – DILUTED (*)
Common (in shares)	2,288,034,273	[1]	2,192,530,134	[1]	1,708,760,440	[1]
Preferred (in shares)	2,260,049,773	[1]	2,149,890,063	[1]	1,569,079,278	[1]

[1]	After giving effect to the bonus shares occurred in August 2009 (note 19a).

Consolidated Statement of Income [Parenthetical] (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Gain on curtailment and partial settlement of PAC	999	0	0
Other than temporary impairment on available for sale securities	20	56	53

Consolidated Statement of Comprehensive Income (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Net income	11,891	14,612	4,878
Change in unrealized gains and losses on available-for-sale securities (net of tax effect of R $ (143), R $ (380) and R $ 602 for the years ended December 31, 2010, 2009 and 2008, respectively)	(329)	98	(408)
Cash flow hedge – actual portion (net of tax effect of R $ 1 for the year ended December 31, 2008)	1	0	(4)
Cumulative translation adjustment on foreign subsidiaries and equity investees (no tax effect)	(286)	(1,067)	737
Defined benefit of pension plans and other post-retirement plans, net of taxes of R $ 375, R $ (257) and R $ 865 for the years ended December 31, 2010, 2009 and 2008, respectively.	(562)	386	(1,297)
Total comprehensive income	10,715	14,029	3,906
Comprehensive income attributable to noncontrolling interest	(824)	(527)	(29)
Comprehensive income attributable to Itau Unibanco	9,891	13,502	3,877

Consolidated Statement of Comprehensive Income [Parenthetical] (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Change in unrealized gains and losses on available-for-sale securities, tax effect	(143)	(380)	602
Cash flow hedge -effective portion, tax effect	0	0	1
Defined benefit of pension plans and other post-retirement plans, taxes	375	(257)	865

Consolidated Statement of Cash Flows (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating activities
Net income	11,891	14,612	4,878
Adjustment to reconcile net income to net cash provided by (used in) operating activities
Provision for loan and lease losses	11,871	15,372	9,361
(Gain) loss on sale of foreclosed assets, net	(12)	9	0
Amortization of intangible assets	4,592	3,663	1,201
Depreciation of premises and equipment	1,476	1,250	756
Equity in earnings of unconsolidated companies, net	(308)	9	(474)
Gain on exchange of equity interest in Psiupar (Note 3c)	0	(936)	0
Gain on remeasurement of interest in Redecard S.A (Note 3b)	0	(4,530)	0
Bargain purchase gain (Note 3a)	0	(830)	0
(Gain) loss on sale of unconsolidated companies, net	(104)	(69)	(279)
Stock based compensation (reversal)	198	618	(181)
Deferred tax	874	3,372	(3,015)
Net (gain) loss on sale of available-for-sale securities	(220)	(211)	114
Other than temporary impairment on available-for-sale securities	20	56	53
Other adjustments to net income	49	485	(136)
Net (gain) loss on sale of premises and equipment	(5)	(4)	6
Loss from impairment of intangible assets	11	10	0
Dividends received from investments in unconsolidated companies	85	63	246
Changes in assets and liabilities
Trading account assets (increase) decrease	(63,294)	16,704	(24,446)
Other assets and liabilities (increase) decrease	(4,026)	7,507	(765)
Net cash provided by (used in) operating activities	(36,902)	56,780	(12,681)
Investing activities
Net (increase) decrease in Central Bank compulsory deposits	(71,981)	(462)	5,900
Net (increase) decrease in securities purchased under resale agreements which are not in cash and cash equivalents	25,170	(11,930)	(23,343)
Purchase of available-for-sale securities	(17,819)	(7,624)	(26,367)
Proceeds from sale and redemption of available-for-sale securities	17,538	13,905	19,728
Purchase of held-to-maturity securities	(582)	(1,133)	0
Proceeds from matured held-to-maturity securities	287	56	254
Net increase in loans and leases	(63,842)	(13,832)	(54,791)
Cash and cash equivalents received on acquisition of Unibanco and Unibanco Holdings (Note 3a)	0	17,262	0
Net cash received on sale of consolidated subsidiaries	108	0	0
Cash payment for contractual rights to provide payroll and other services to government entities and other entities	(178)	(163)	(243)
Purchase of intangible assets	(367)	(670)	(352)
Purchase of premises and equipment	(2,131)	(1,701)	(976)
Proceeds from sale of premises and equipment	86	187	181
Proceeds from sale of foreclosed assets	347	302	69
Cash received upon termination of contracts of intangible assets	152	43	0
Purchase of unconsolidated companies	(7)	(5)	(301)
Purchase of other investments recorded at cost	0	0	(17)
Proceeds from sale of unconsolidated companies	125	642	329
Net cash used in investing activities	(113,251)	(5,538)	(80,328)
Financing activities
Net increase (decrease) in deposits	14,375	(13,339)	66,954
Net increase in investment contracts	13,810	8,600	3,010
Net increase (decrease) in securities sold under repurchase agreements	31,848	(16,848)	26,224
Net increase in short-term borrowings	43,888	16,627	4,995
Borrowings from long-term debt	35,909	11,623	13,045
Repayment of long-term debt	(12,978)	(16,952)	(10,428)
Purchase of treasury shares	0	(7)	(1,618)
Proceeds from exercise of stock options by grantees	268	278	107
Sale of treasury shares	138	0	0
Proceeds from acquisition of share-based instruments by grantees	62	0	0
Dividends and interest on capital paid to non-controlling interests	(753)	(343)	0
Dividends and interest on stockholders' equity paid	(4,315)	(3,782)	(2,910)
Noncontrolling interest	378	321	44
Net cash provided by (used in) financing activities	122,630	(13,822)	98,836
Net increase in cash and cash equivalents	(27,523)	37,420	5,827
Cash and cash equivalents
At the beginning of the year	65,456	28,036	22,209
At the end of the year	37,933	65,456	28,036
Supplemental cash flow disclosure
Cash paid for interest	(25,275)	(20,839)	(15,015)
Cash paid for taxes on income	(3,125)	(4,277)	(2,602)
Non-cash transactions
Loans transferred to foreclosed assets	68	219	34
Dividends and interest on stockholders' equity declared but not paid	1,451	2,539	2,399
Exchange of equity interest in Psiupar (Note 3c)	0	1,886	0
Redecard S.A. [Member]
Investing activities
Acquisition of controlling interest in business,net of cash and cash equivalents received	0	(415)	0
Visa [Member]
Adjustment to reconcile net income to net cash provided by (used in) operating activities
Gain on sale of shares	0	(345)	0
Allianz [Member]
Adjustment to reconcile net income to net cash provided by (used in) operating activities
Gain on sale of shares	0	(25)	0
BBA HE Participacoes S.A. [Member]
Investing activities
Acquisition of controlling interest in business,net of cash and cash equivalents received	0	0	(399)
Unibanco and Unibanco Holdings [Member]
Adjustment to reconcile net income to net cash provided by (used in) operating activities
Amortization of intangible assets	13,517
Non-cash transactions
Shares issued in connection with acquisition	0	24,659	0
Itausa Export S.A. [Member]
Investing activities
Acquisition of controlling interest in business,net of cash and cash equivalents received	0	0	(587)
Non-cash transactions
Shares issued in connection with acquisition	0	95	102
Itau Xl Seguros Corporativos S.A [Member]
Investing activities
Acquisition of controlling interest in business,net of cash and cash equivalents received	(157)	0	0

Consolidated Statement of Changes in Stockholders' Equity (BRL) In Millions, except Share data		Total	Preferred shares	Common shares	Treasury stock	Additional paid-in capital	Appropriated retained earnings	Net unrealized gains (losses) on available-for-sale securities, net of taxes	Cash flow hedge - effective portion	Cumulative translation adjustment	Defined benefit of pension plans and other post-retirement plans	Unappropriated retained earnings	Total stockholders' equity of Itau Unibanco	Noncontroling interest
Balance at Dec. 31, 2007			8,560	5,948	(1,173)	643	19,183	611	0	184	1,697	602		1,354
Balance (in shares) at Dec. 31, 2007	[1]		1,637,613,901	1,722,875,704
Balance (in shares) at Dec. 31, 2007	[1]		50,428,978	14,115,264
Capital stock
Issuance of shares of Itau Unibanco for acquisition of Unibanco and Unibanco Holdings (Note 3.1.a) (in shares)	[1]		0	0
Exchange of shares of Itau Unibanco S.A. held by Itausa for shares of Itau Unibanco Holding (Note 3d) (in shares)	[1]		0	0
Cancellation of treasury stock (in shares)	[1]		(31,625,000)	(14,115,264)
Treasury stock
Stock purchased by grantees of our Stock Option Plan (Note 26) (in shares)	[1]		(11,718,850)	0
Acquisition of treasury stock (in shares)	[1]		57,554,172	0
Cancellation of treasury stock (in shares)	[1]		(31,625,000)	(14,115,264)
Itau Unibanco Holding stock held by Itaubanco defined contribution plan in excess of the individual accounts of participants (Note 25) (in shares)	[1]		0	0
Share based payments exercised (in shares)	[1]		0	0
Issuance of shares of Itau Unibanco for acquisition of Unibanco and Unibanco Holdings (Note 3a)			0	0
Capitalization of reserves			1,322	1,424
Stock purchased by grantees of our Stock Option Plan (Note 26)					254
Acquisition of treasury stock					(1,618)
Itau Unibanco Holding stocks held by Itaubanco defined contribution plan in excess of the individual accounts of the participants on March 31, 2010 (Note 25)					0
Stock-based compensation recognized for the year (Note 26)						248
Acquisition of stock options of Unibanco						0
Additional interest in controlled subsidiary						0
Difference between proceeds and average cost of treasury stock sold						(146)
Cash paid and shares of subsidiary issued in the acquisition of interest in Itaúsa Export S.A.				0		(683)
Difference between the fair value of shares issued in acquisitions and the amount of statutory capital increase						0
Transfer for increase in capital stock through reserves							(2,746)
Cancellation of treasury stock					1,011		(1,011)
Change in net unrealized gains and losses during the year, net of taxes		(408)						(408)
Change in cash flow hedge during the year		(4)							(4)
Translation of adjustment during the year, without tax effect		737								737
Defined benefit of pension plans and other post-retirement plans, net of tax effect		(1,297)									(1,297)
Net income attributable to Itau Unibanco		4,849										4,849
Transfer of retained earnings to reserves							588					(588)
Net income (loss) for the year		29												29
Acquisition of shares from non-controlling interest in Itau BBA Participacoes (Note 3b)														(307)
Exchange of shares of Itau Unibanco for shares of Itau Unibanco Holding (Note 3a)														102
Acquisition of control of Redecard (Note 3b)														0
Noncontrolling interests of subsidiaries of Unibanco (Note 3a)														0
Change in interest in RT Enterprise CP														0
Constitution of RT National RF														0
Distribution of dividends and interest on stockholders' equity												(3,800)		0
Other														67
Distributed earnings (interest on stockholders' equity)
Preferred shares (in reais per share)	[1]	1.16
Common shares (in reais per share)	[1]	1.16
Balance at Dec. 31, 2008		35,632	9,882	7,372	(1,526)	62	16,014	203	(4)	921	400	1,063	34,387	1,245
Balance (in shares) at Dec. 31, 2008			1,605,988,901	1,708,760,440
Balance (in shares) at Dec. 31, 2008	[1]		1,541,349,601	1,708,760,440
Balance (in shares) at Dec. 31, 2008			64,639,300	0
Capital stock
Issuance of shares of Itau Unibanco for acquisition of Unibanco and Unibanco Holdings (Note 3.1.a) (in shares)			675,660,843	557,475,607
Exchange of shares of Itau Unibanco S.A. held by Itausa for shares of Itau Unibanco Holding (Note 3d) (in shares)			0	23,050,428
Cancellation of treasury stock (in shares)			0	0
Treasury stock
Stock purchased by grantees of our Stock Option Plan (Note 26) (in shares)			(21,236,440)	0
Acquisition of treasury stock (in shares)			185,447	2,202
Cancellation of treasury stock (in shares)			0	0
Itau Unibanco Holding stock held by Itaubanco defined contribution plan in excess of the individual accounts of participants (Note 25) (in shares)			0	0
Share based payments exercised (in shares)			0	0
Issuance of shares of Itau Unibanco for acquisition of Unibanco and Unibanco Holdings (Note 3a)			6,454	5,451
Capitalization of reserves			7,872	8,128
Stock purchased by grantees of our Stock Option Plan (Note 26)					502
Acquisition of treasury stock					(7)
Itau Unibanco Holding stocks held by Itaubanco defined contribution plan in excess of the individual accounts of the participants on March 31, 2010 (Note 25)					0
Stock-based compensation recognized for the year (Note 26)						370
Acquisition of stock options of Unibanco						13
Additional interest in controlled subsidiary						0
Difference between proceeds and average cost of treasury stock sold						(224)
Cash paid and shares of subsidiary issued in the acquisition of interest in Itaúsa Export S.A.				95		0
Difference between the fair value of shares issued in acquisitions and the amount of statutory capital increase						12,711
Transfer for increase in capital stock through reserves							(16,000)
Cancellation of treasury stock					0		0
Change in net unrealized gains and losses during the year, net of taxes		98						98
Change in cash flow hedge during the year		0							0
Translation of adjustment during the year, without tax effect		(1,067)								(1,067)
Defined benefit of pension plans and other post-retirement plans, net of tax effect		386									386
Net income attributable to Itau Unibanco		14,085										14,085
Transfer of retained earnings to reserves							5,940					(5,940)
Net income (loss) for the year		527												527
Acquisition of shares from non-controlling interest in Itau BBA Participacoes (Note 3b)														0
Exchange of shares of Itau Unibanco for shares of Itau Unibanco Holding (Note 3a)														(105)
Acquisition of control of Redecard (Note 3b)														9,590
Noncontrolling interests of subsidiaries of Unibanco (Note 3a)														1,503
Change in interest in RT Enterprise CP														425
Constitution of RT National RF														0
Distribution of dividends and interest on stockholders' equity												(3,977)		(343)
Other														(85)
Distributed earnings (interest on stockholders' equity)
Preferred shares (in reais per share)	[1]	0.92
Common shares (in reais per share)	[1]	0.92
Balance at Dec. 31, 2009		82,034	24,208	21,046	(1,031)	12,932	5,954	301	(4)	(146)	786	5,231	69,277	12,757
Balance (in shares) at Dec. 31, 2009		4,570,936,219	2,281,649,744	2,289,286,475
Balance (in shares) at Dec. 31, 2009			2,238,061,437	2,289,284,273
Balance (in shares) at Dec. 31, 2009			43,588,307	2,202
Capital stock
Issuance of shares of Itau Unibanco for acquisition of Unibanco and Unibanco Holdings (Note 3.1.a) (in shares)			0	0
Exchange of shares of Itau Unibanco S.A. held by Itausa for shares of Itau Unibanco Holding (Note 3d) (in shares)			0	0
Cancellation of treasury stock (in shares)			0	0
Treasury stock
Stock purchased by grantees of our Stock Option Plan (Note 26) (in shares)			(13,379,117)	0
Acquisition of treasury stock (in shares)			0	0
Cancellation of treasury stock (in shares)			0	0
Itau Unibanco Holding stock held by Itaubanco defined contribution plan in excess of the individual accounts of participants (Note 25) (in shares)			0	1,500,000
Share based payments exercised (in shares)			(3,643,175)	0
Issuance of shares of Itau Unibanco for acquisition of Unibanco and Unibanco Holdings (Note 3a)			0	0
Capitalization of reserves			0	0
Stock purchased by grantees of our Stock Option Plan (Note 26)					403
Acquisition of treasury stock					0
Itau Unibanco Holding stocks held by Itaubanco defined contribution plan in excess of the individual accounts of the participants on March 31, 2010 (Note 25)					(46)
Stock-based compensation recognized for the year (Note 26)						60
Acquisition of stock options of Unibanco						0
Additional interest in controlled subsidiary						(7)
Difference between proceeds and average cost of treasury stock sold						233
Cash paid and shares of subsidiary issued in the acquisition of interest in Itaúsa Export S.A.				0		0
Difference between the fair value of shares issued in acquisitions and the amount of statutory capital increase						0
Transfer for increase in capital stock through reserves							0
Cancellation of treasury stock					0		0
Change in net unrealized gains and losses during the year, net of taxes		(329)						(329)
Change in cash flow hedge during the year		1							1
Translation of adjustment during the year, without tax effect		(286)								(286)
Defined benefit of pension plans and other post-retirement plans, net of tax effect		(562)									(562)
Net income attributable to Itau Unibanco		11,067										11,067
Transfer of retained earnings to reserves							9,941					(9,941)
Net income (loss) for the year		824												824
Acquisition of shares from non-controlling interest in Itau BBA Participacoes (Note 3b)														0
Exchange of shares of Itau Unibanco for shares of Itau Unibanco Holding (Note 3a)														0
Acquisition of control of Redecard (Note 3b)														0
Noncontrolling interests of subsidiaries of Unibanco (Note 3a)														0
Change in interest in RT Enterprise CP														148
Constitution of RT National RF														76
Distribution of dividends and interest on stockholders' equity												(3,186)		(708)
Other														(21)
Distributed earnings (interest on stockholders' equity)
Preferred shares (in reais per share)	[1]	0.7
Common shares (in reais per share)	[1]	0.7
Balance at Dec. 31, 2010		89,701	24,208	21,046	(674)	13,218	15,895	(28)	(3)	(432)	224	3,171	76,625	13,076
Balance (in shares) at Dec. 31, 2010		4,570,936,219	2,281,649,744	2,289,286,475
Balance (in shares) at Dec. 31, 2010			2,255,083,729	2,287,784,273
Balance (in shares) at Dec. 31, 2010			26,566,015	1,502,202

[1]	After giving effect to the bonus shares occurred in August 2009 (note 19a).

DESCRIPTION OF BUSINESS AND BASIS OF CONSOLIDATION.	12 Months Ended
Dec. 31, 2010
DESCRIPTION OF BUSINESS AND BASIS OF CONSOLIDATION.
NOTE 1 - DESCRIPTION OF BUSINESS AND BASIS OF CONSOLIDATION.

a) Description of business

Itaú Unibanco Holding S.A. ("we" or "Itaú Unibanco Holding" refers to Itaú Unibanco Holding S.A. and our subsidiaries and affiliates) is a publicly-traded company, organized and existing under the laws of Brazil. The head office of Itaú Unibanco Holding is located in São Paulo, Brazil.

Itaú Unibanco Holding provides, directly or through its subsidiaries, a wide range of credit and other financial services to a diverse customer base of individuals and companies in and outside Brazil, Brazilian-related and non-related customers, through our international branches, subsidiaries and affiliates. Such services are offered in Brazil to retail customers through the branch network of Banco Itaú Unibanco S. A. (“Itaú Unibanco”) and to wholesale customers through Banco Itaú BBA S.A. (“Itaú BBA”) and overseas through branches in New York, Grand Cayman, Tokyo, and Nassau, and through subsidiaries in Argentina, Chile, Uruguay, Paraguay, Cayman Islands, and in Europe (Portugal and Luxembourg).

We are a financial holding company controlled by Itaú Unibanco Participações S.A. (“IUPAR”), a holding company that has 51% of the shares of our common stock and that is jointly controlled by (i) Itaúsa, which is a holding company controlled by the members of the Egydio de Souza Aranha Family, and (ii) E. Johnston, a holding company controlled by the Moreira Salles Family. Itaúsa also owns directly 38.7% of the shares of our common stock.

As further described in Note 32, Itaú Unibanco Holding’s operations are divided into four segments : (1) Commercial bank, which provides a broad range of banking services to individuals (retail, and under different distribution specialized areas and brands such as Uniclass, Personnalité or Private Bank) and to micro, small and medium-sized companies, including services such as asset management and investor services, insurance, private retirement plans, capitalization plans and credit cards issued to accountholders; (2) Itaú BBA, which provides wholesale banking services for large corporations as well as investment banking activities; (3) Consumer credit, which basically offers products and services to non-accountholder clients, such as vehicle financing and credit card transactions and consumer credit loans and (4) Corporate and Treasury, which generates interest income associated with capital surplus, subordinated debt surplus and the results of certain corporate and treasury activities such as carryforwards of the net balance of tax credits and debits, as well as the net interest income from the trading of financial assets through proprietary positions (desks), management of currency gaps, rates and other risk factors, arbitrage opportunities in the foreign and domestic markets, and mark to market of financial assets.

b)	Consolidation

The consolidated financial statements comprise Itaú Unibanco Holding (parent company) and its direct and indirect subsidiaries, in which has a controlling interest and in which is the primary beneficiary of variable interest entities, after the elimination of all significant intercompany balances and transactions. Except as otherwise indicated, the subsidiaries are consolidated as of December 31, 2010 and 2009 and for years ended December 31, 2010, 2009 and 2008, and the percentage of voting interest is the one presented below. The date of the financial statement of our subsidiaries used for consolidation purposes is the same as that of Itaú Unibanco Holding. Our main subsidiaries are presented in the table below.

	Incorporation country	Voting interest (%) as of 12/31/2010
Afinco Américas Madeira, SGPS, Soc. Unipessoal Ltda.	Portugal	100.00%
Banco Dibens S.A. (1)	Brazil	100.00%
Banco Fiat S.A. (2)	Brazil	100.00%
Banco Investcred Unibanco S.A. (1)	Brazil	50.00%
Banco Itaú Argentina S.A.	Argentina	100.00%
Banco Itaú BBA S.A.	Brazil	99.99%
Banco Itaú Chile S.A.	Chile	99.99%
Banco Itaú Europa Luxembourg S.A.	Luxembourg	99.98%
Banco Itaú Europa S.A.	Portugal	99.99%
Banco Itaú Paraguay S.A. (1)(3)	Paraguay	99.99%
Banco Itaú Uruguay S.A.	Uruguay	100.00%
Banco ItauBank S.A.	Brazil	100.00%
Banco Itaucard S.A. (2)	Brazil	100.00%
Banco Itaucred Financiamentos S.A. (2)	Brazil	100.00%
Banco Itauleasing S.A. (2)	Brazil	100.00%
BIU Participações S.A. (4)	Brazil	66.15%
Cia Itaú de Capitalização	Brazil	99.99%
Dibens Leasing S.A. - Arrendamento Mercantil (1)(2)	Brazil	100.00%
FAI - Financeira Americanas Itaú S.A. Crédito, Financiamento e Investimento	Brazil	50.00%
Fiat Administradora de Consórcios Ltda.	Brazil	99.99%
Financeira Itaú CBD S.A. Crédito, Financiamento e Investimento	Brazil	50.00%
Hipercard Banco Múltiplo S.A. (1)(2)	Brazil	100.00%
Itaú Administradora de Consórcios Ltda.	Brazil	99.99%
Itaú Bank, Ltd.	Cayman Islands	100.00%
Itaú Corretora de Valores S.A. (2)	Brazil	100.00%
Itaú Seguros S.A.	Brazil	100.00%
Itaú Unibanco S.A.	Brazil	100.00%
Itaú Vida e Previdência S.A.	Brazil	100.00%
Itaú XL Seguros Corporativos S.A. (5)	Brazil	100.00%
Itaúsa Export S.A.	Brazil	100.00%
Luizacred S.A. Sociedade Crédito Financiamento Investimento (1)	Brazil	50.00%
Oca Casa Financiera S.A.	Uruguay	100.00%
Orbitall Serviços e Processamento de Informações Comerciais S.A.	Brazil	99.99%
Ponto Frio Leasing S.A. Arrendamento Mercantil (1)	Brazil	50.00%
Redecard S.A. (6)	Brazil	50.01%
Unibanco - União de Banco Brasileiros S.A. (1)	Brazil	100.00%
Unibanco Holdings S.A. (1)	Brazil	100.00%
Unibanco Cayman Bank Ltd (1)	Cayman Islands	100.00%
Unibanco Participações Societárias S.A. (1)(2)	Brazil	100.00%
Unicard Banco Múltiplo S.A. (1)(2)	Brazil	100.00%
(1) Company consolidated as from February 2009 as a result of the acquisition of control in Unibanco and Unibanco Holdings, as described in Note 3a.
(2) As of December 31, 2009 we had 99,99% interest in these subsidiaries.
(3) New denomination of former Interbanco S.A.
(4) Company consolidated as from February 2009 as a result of the acquisition of Unibanco, which it held a 24.49% interest.
(5) Through December 31, 2009 we held 50% plus one voting share of Itaú XL but did not have control due to veto rights held by the other shareholder. On May 12, 2010 we paid in cash R $ 157 to purchase all outstanding shares of Itaú XL and we have consolidated Itaú XL from such date. No significant gain or loss resulted upon obtaining  control of Itaú XL.
(6) Company consolidated as from March 2009, at the time of the acquisition of control, as described in Note 3b.

Variable interest entities

VIE´s are entities that, by design, either: (i) lack sufficient equity to permit the entity to finance its activities without additional subordinated financial support from other parties, (ii) have equity investors that do not have the ability to make significant decisions relating to the entities operations through voting rights, (iii) the holders of equity do not have symmetry between voting rights and economic interests and where substantially all of the activities either involve or are conducted on behalf of the investor with disproportionately fewer voting rights, or (iv) have equity investors that do not have the obligation to absorb the expected losses, or the right to receive the residual returns of the entity.

The entity that has a controlling financial interest in a VIE is referred to as the primary beneficiary and consolidates the VIE. Prior to January 1, 2010, the primary beneficiary was the entity that would absorb a majority of the entity’s expected losses, receive a majority of the entity’s residual returns or both. In accordance with the new accounting guidance on consolidation of VIEs effective January 1, 2010, the party that is deemed to be the primary beneficiary of a VIE is the one that has both the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and also an obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE. The determination of which activities most significantly impact the VIE’s performance requires application of judgment particularly when the power over certain activities rests with one of the variable interest holders and over others rests with other variable interest holders or are shared among them.

On an ongoing basis, Itaú Unibanco Holding reassesses whether it has a controlling financial interest and is the primary beneficiary of a VIE. The reassessment process considers whether we have acquired or divested the power to direct the activities of the VIE through changes in governing documents or other circumstances. The reassessment also considers whether we have acquired or disposed of a financial interest that could be significant to the VIE, or whether an interest in the VIE has become significant or is no longer significant. The consolidation status of the VIEs with which we are involved may change as a result of such reassessments.

The variable interest entities that we have are described below:

 (i) Financeira Itaú CBD S.A. Crédito, Financiamento e Investimento (“FIC”) – We are the primary beneficiary of FIC, that is a financial institution that has the exclusive right to offer financial products and services to customers of Companhia Brasileira de Distribuição (“CBD”), a retail company.  We have consolidated FIC since we acquired an interest in it in August 2004. We have concluded that we continue to be the primary beneficiary of FIC under the new guidance, since Itaú Unibanco Holding has the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance through our power to direct the credit underwriting and collection policies, the fact that we have the right and we do all servicing of the loans granted, the fact that we have the right and we operate FIC on a day-to-day basis, and us providing all external debt of FIC. In addition we have the obligation to absorb losses and the right to receive benefits that could potentially be significant to FIC.  Itaú Unibanco Holding is disproportionally exposed to the entity’s losses with respect to its voting right through the funding provided to FIC.

Total consolidated assets of FIC as of December 31, 2010 and 2009 amount to R $ 3,822 and R $ 3,351 (including intangible assets of R $ 463 and R $ 507) and total consolidated liabilities amount to R $ 1,957 and R $ 1,654 and its assets would be available to its creditors to meet its obligations.

Itaú Unibanco Holding has financed, through investment in certificates of deposit issued by FIC, the activities of FIC; the primary reason for providing the support is because FIC is a significant strategic sales channel for us. The balance of such certificates of deposits in the consolidated financial statements of FIC at December 31, 2010 and 2009 was R $ 853 and R $ 676, respectively and are eliminated on consolidation of these financial statements. Assets of FIC are available to the creditors of FIC to meet its obligations and creditors of FIC do not have legal right to assets of Itaú Unibanco Holding.

There is not a contractual requirement to provide such financing, or any other type of financial support. We currently intend to continue to provide such support. In addition, the controlling shareholders Itaú Unibanco Holding and CBD are committed to maintain, through capital contributions, the regulatory stockholders equity of FIC at an amount, at least, 25% higher than the minimum regulatory equity that is required according to the regulations of Banco Central do Brasil (Central Bank or Bacen).
(ii) FAI – Financeira Americanas Itaú S.A. Crédito, Financiamento e Investimento (“FAI”) - We are also the primary beneficiary of FAI (during 2010, Vitória Participações S.A., a holding company which was the holding of FAI was incorporated by FAI), a financial institution that has the exclusive right to offer financial products and services to customers of Lojas Americanas S.A. (LASA). We have consolidated FAI since we acquired an interest in it in April 2005.

We also have concluded that we continue to be the primary beneficiary of FAI under the new guidance through our power to direct the credit underwriting and collection policies, the fact that we have the right to do and we do all servicing of the loans granted, the fact that we operate FAI on a day-to-day basis, and us providing all external debt of FAI. In addition, Itaú Unibanco Holding is disproportionally exposed to the entity’s losses with respect to its voting right through the funding provided to FAI.

Total consolidated assets of FAI as of December 31, 2010 and 2009 amount to R $ 1,529 and R $ 1,171 (including intangible assets of R $ 268 and R $ 291) and total consolidated liabilities amount to R $ 582 and R $ 457 and its assets would be available to its creditors to meet its obligations. Assets of FAI are available to its creditors and those creditors have no legal right over the assets of Itaú Unibanco Holding.

Itaú Unibanco Holding has financed, through investment in certificates of deposit issued by FAI the activities of FAI; the primary reasons for providing the support is because FAI is a significant strategic sales channel for us. The balance of such certificates of deposits in the consolidated financial statements of FAI at December 31, 2010 and 2009 was R $ 564 and R $ 424, respectively, and are eliminated on consolidation of these financial statements.

There is not a contractual requirement to provide such financing or any other type of financial support. We currently intend to continue to provide such support. The controlling shareholders (Itaú Unibanco Holding and LASA) are committed to maintain, through capital contributions, the regulatory stockholders’ equity of FAI at an amount at least 25% higher than the minimum regulatory equity that is required according to the regulations of BACEN.

 (iii) Luizacred S.A. SCFI (“Luizacred”) – We are also the primary beneficiary of Luizacred, a financial institution which holds the right to offer, distribute and commercialize financial products and services to the clients of Magazine Luiza S.A. (“Magazine Luiza”), a retail company. We have been consolidating Luizacred since February 2009, as a result of the agreement with Unibanco (see Note 3a). We have concluded that we continue to be the primary beneficiary of Luizacred, since Itaú Unibanco Holding has the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance through our power to direct the credit underwriting and collection policies, the fact that we have the right and we do all servicing of the loans granted, and us providing all external debt of Luizacred. Itaú Unibanco Holding is disproportionally exposed to the entity’s losses with respect to its voting right through the funding provided to Luizacred.

Total assets of Luizacred as of December 31, 2010 and 2009 amount to R $ 2,348 and R $ 1,533 and total liabilities amount to R $ 585 and R $ 352; and its assets would be available to its creditors to meet its obligations. Those creditors have no legal right over the assets of Itaú Unibanco Holding.

Itaú Unibanco Holding has financed, through investment in certificates of deposit issued by Luizacred, the activities of Luizacred, the primary reasons for providing the support is because Luizacred is a significant strategic sales channel for us. The balance of such certificates of deposits in the consolidated financial statements of Luizacred at December 31, 2010 and 2009 was R $ 1,713 and R $ 1,147, respectively, and are eliminated on consolidation of these financial statements.

There is not a contractual requirement to provide such financing, or any other type of financial support. We currently intend to continue to provide such support.

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2010
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The accounting and financial reporting policies of Itaú Unibanco Holding in accordance with accounting principles generally accepted in the United States of America ("US GAAP") which differ in certain significant respects from the accounting principles we apply in the statutory financial statements of Itaú Unibanco Holding prepared in accordance with accounting practices adopted in Brazil that include, when applicable, the rules and regulations of the BACEN, the Comissão de Valores Mobiliários ("CVM") - the Brazilian securities commission, the Superintendência de Seguros Privados ("SUSEP") - the Brazilian insurance regulator, and the Agência Nacional de Saúde Suplementar (“ANS”) – the Brazilian health market regulator.

Financial information included in these financial statements including, but not limited to, stockholders' equity and net income, differs from that included in the statutory accounting records and statutory financial statements as a result of adjustments made to reflect the requirements of US GAAP.

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting periods.

Actual results could differ from those estimates. The consolidated financial statements include various estimates and assumptions, including, but not limited to, the adequacy of the allowance for loan and lease losses, estimates of fair value of financial instruments, the amount of valuation allowances on deferred tax assets, the amount of insurance and private retirement plan reserves, the selection of useful lives of certain assets, the determination of the need for and the amount of impairment charges on long-lived assets and the determination of probability and the estimate of contingent losses, as well as the use of significant judgment and interpretation in the application of tax law when determining the amount of taxes payable, including the analysis of uncertain tax positions with respect to taxes on income.

The following is a description of the significant accounting policies applied.

a) Constant currency restatement

Until 1995, the CVM required publicly traded companies subject to its reporting requirements to prepare and publish:
•	the statutory financial information prepared according to Brazilian corporate law (“Corporate Law”) and
•	as supplemental information, financial statements expressed in currency of constant purchasing power (prepared following the "constant currency method").

This requirement to present financial statements following the constant currency method was eliminated when indexation of financial statements for Brazilian statutory and tax purposes was discontinued on January 1, 1996.

Until June 30, 1997, Brazil was considered a hyperinflationary economy and, accordingly, for purposes of the accompanying financial statements, all balances and transactions prior to that date have been remeasured at June 30, 1997 price-levels.

The index selected for this remeasurement up to December 31, 1995 was the Fiscal Reference Unit (UFIR), which we consider the most appropriate index since it is the same index that has been established by the tax authorities for preparation of financial statements under Corporate Law as well as the index selected by the CVM for the preparation of the supplemental financial statements following the constant currency method. From January 1, 1996, with the elimination of the requirement to present constant currency financial statements, no UFIR was calculated for this purpose. The index we selected for remeasurement as from January 1, 1996 to June 30, 1997, the date on which we discontinued the constant currency methodology, is the General Price Index-Market (IGP-M), an independent general price level index calculated by the Fundação Getulio Vargas.

From July 1, 1997, the date on which we determined that Brazil was no longer a hyperinflationary economy, balances and transactions are expressed in nominal reais, as required by US GAAP and the United States Securities and Exchange Commission (“SEC”) guidelines.

b) Foreign currency translation into Brazilian Reais

Transactions in foreign currencies are recorded at the prevailing exchange rate at the date of the related transactions. Monetary assets and liabilities denominated in foreign currencies are translated into Brazilian reais at year end exchange rates. The related transaction gains and losses are recognized in the statement of income as they occur.

Financial statements of operations outside Brazil with a functional currency other than the Brazilian real have been translated on the following bases:

•	assets and liabilities at the period-end exchange rate,
•	revenues and expenses at the average exchange rate for the period, and
•	gains or losses arising from translation are included under Cumulative Translation Adjustment in stockholders' equity.

Financial statements of operations outside Brazil that have the Brazilian real as the functional currency have been translated on the following basis:

•	assets and liabilities, substantially all of which are monetary in nature, at the year-end exchange rate,
•	revenues and expenses at the average exchange rate for the period, and
•	Transactions gains and losses are reported in the statement of income under Net gain (loss) on transaction of foreign subsidiaries.

c) Cash and cash equivalents

For purposes of the Consolidated Statement of Cash Flows, cash and cash equivalents in these financial statements has been defined as cash and due from banks and interest-bearing deposits in other banks with original maturities of 90 days or less.

d) Presentation of interest-earning assets and interest-bearing liabilities

Interest-earning assets and interest-bearing liabilities are presented in the consolidated balance sheet at the amortized cost using the effective yield interest method Such presentation is required since accrued financial charges are added to the outstanding principal each period for substantially all those assets and liabilities. Total financial charges accrued on the outstanding principal of assets was R $ 27,511 and R $ 23,505 at December 31, 2010 and 2009, respectively. Total financial charges accrued on the outstanding principal of liabilities was R $ 39,250 and R $ 29,701 at December 31, 2010 and 2009, respectively.

e) Securities purchased under resale agreements and securities sold under repurchase agreements

We enter into purchases of securities under agreements to resell ("resale agreements") and sales of securities under agreements to repurchase ("repurchase agreements"). Resale agreements and repurchase agreements are accounted for as secured lending and secured borrowing transactions, respectively.

The carrying amount of Securities purchased under resale agreements was R $ 34,734 and R $ 56,714 at December 2010 and 2009, respectively. The carrying amount of Securities sold under repurchase agreements was R $ 97,972 and R $ 66,174 at December 31, 2010 and 2009, respectively.

The amounts advanced under resale agreements and the amounts borrowed under repurchase agreements are carried on the balance sheet at the amount advanced or borrowed plus accrued interest. Interest earned on resale agreements and interest incurred on repurchase agreements are reported as Interest income and Interest expense.

The carrying amount and classification of financial assets transferred as collateral in repurchase agreements (that are accounted for as secured borrowing transactions) at December 31, 2010 and 2009 are as follows Trading assets – R $ 54,793 and R $ 6,336, Available-for-sale securities – R $ 8,826 and R $ 3,019, and Held-to-maturity securities – R $ 268 and R $ 124, respectively. Securities accepted as collateral in our resale agreements may be used, when permitted by the terms of the agreements, as collateral of our repurchase agreements or may be sold. Total amount of securities received as collateral in our resale agreements that were repledged or sold at December 31, 2010 and 2009 amounts to R $ 23,070 and R $ 51,853, respectively

In Brazil, custody control of local securities is centralized and the possession of securities purchased under resale agreements is temporarily transferred to the purchaser. We closely monitor the market value of the underlying securities collateralizing the resale agreements and adjust the amount of collateral as appropriate.

f) Trading assets and liabilities, including derivatives

We classify debt and equity securities in accordance with FASB Accounting Standards Codification (ASC) 320 - Investments - Debt and Equity Securities. These classifications are determined based on our intent with respect to the securities on the date of purchase.

Trading assets include securities classified as trading, in accordance with ASC 320 and derivative financial instruments which have not been designated for hedge accounting.

Trading securities are carried at estimated fair value. Gains and losses, both realized and unrealized, are included in Trading income (losses) in the consolidated statement of income.

Derivatives recorded in Trading assets and in liabilities, included within Other liabilities, are those entered into for trading purposes with our customers or which do not qualify as hedges. They are carried at fair value with realized and unrealized gains (losses) recognized in Trading income (losses).

When determining the fair value of trading assets and liabilities we follow the criteria established by ASC 820, Fair Value Measurements and Disclosures, as further detailed in Note 28

We account separately for the embedded derivatives included in hybrid financial instruments, when this segregation is required by ASC 815, Derivatives and Hedging Upon entering into the hybrid instruments, we record the embedded derivative instrument at its fair value and subsequently remeasure it at fair value at each reporting date with gains and losses recognized in Trading income (losses) in the consolidated statement of income. Option-based embedded derivatives shall not be adjusted to result in the embedded derivative being at the money at inception and in separating the embedded derivative the strike price shall be based on the stated terms documented in the hybrid instrument.

From January 1, 2007, we adopted ASC 815-15, Derivatives and Hedging - Embedded Derivatives. According to this rule, hybrid financial instruments that contain an embedded derivative that had to be bifurcated according to ASC 815 can be recorded entirely at their fair value if there is an irrevocable option for this accounting treatment on an instrument-by-instrument basis. We had not elected the option not to bifurcate for any instrument.

When we have entered into a legally enforceable netting agreement with counterparties to derivatives, we report derivative assets and derivative liabilities separately under assets and in liabilities in the consolidated balance sheet without off-setting the different instruments under netting master agreements that is allowed under ASC 210-20, Balance Sheet – Offsetting We have not posted cash collateral at December 31, 2010 and 2009. Our obligation to return cash collateral, not off-set against the related derivatives, amounts to R $ 49 and R $ 46 at December 31, 2010 and 2009, respectively.

g) Available-for-sale and held-to-maturity securities

Securities are classified as available-for-sale when, in management's judgment, they may be sold in response to or in anticipation of changes in market conditions. Available-for-sale securities are carried on the balance sheet at fair value. Unrealized gains and losses on these securities are reported, net of applicable taxes, as a separate component of stockholders’ equity. Interest, including amortization of premiums and discounts, and dividend income on equity securities, are reported in the respective account in the consolidated statement of income. Average cost is used to determine realized gains and losses on sales of available for sale securities, which are recorded under Net gain (loss) on sale of available-for-sale securities in the consolidated statement of income.

Securities that Itaú Unibanco Holding has the positive intent and ability to hold to maturity are classified as held-to-maturity and are carried at amortized cost, adjusted for amortization of premiums or discounts. Interest, including amortization of premiums and discounts, is reported under Interest on held-to-maturity securities in the consolidated statement of income.

Unrealized gains or losses on available-for-sale securities on the date when debt securities are transferred into the held-to-maturity category continue to be reported as a separate component of stockholders' equity. The unrecognized gain or loss is amortized over the remaining period to maturity as an adjustment of yield and consistent with the amortization of the related premium or discount.

When a decline in fair value of available-for-sale or held-to-maturity securities below its carrying amount is considered to be “other than temporary” we recognize an impairment loss in the consolidated statement of income for the difference between the carrying amount of the impaired security and its fair value as of the date of the impairment. Such fair value as of the date of the impairment becomes the new cost basis of the security.

In determining whether a decline in value is “other than temporary”, we use a combination of factors aimed at determining whether recovery of the value of a security is likely. These factors include, besides the duration and magnitude of the decline in value below its carrying amount, other factors, such as the likelihood, based on the historical behavior of the value of particular securities that a decline in value will be recovered, as well as, for debt securities the likelihood that we will be unable to collect either principal or interest.

In April 2009, the FASB amended ASC 320-10-35-34, Investments – Debt and Equity Securities. Recognition of an Other-Than-Temporary Impairment amending the other-than-temporary impairment guidance for debt securities to make the guidance more operational and to improve the presentation and disclosure of other-than- temporary impairments on debt and equity securities in the financial statements. Under the amended guidance, other-than-temporary impairment of a debt security shall be considered to have occurred if either: (i) an entity has decided to sell a debt security, or (ii) it is more likely than not than the entity will be required to sell the security before the recovery of its amortized cost basis If it is not expected that the security will recover to the entire amortized cost basis of the security, the entity would be unable to assert that it will recover its amortized cost basis even if it does not intend to sell the security. Therefore, in those situations, an other-than-temporary impairment shall be considered to have occurred.

In assessing whether the entire amortized cost basis of the security will be recovered, an entity shall compare the present value of cash flows expected to be collected from the security with the amortized cost basis of the security. If the present value of cash flows expected to be collected is less than the amortized cost basis of the security, the entire amortized cost basis of the security will not be recovered (that is, a credit loss exists), and an other-than-temporary impairment shall be considered to have occurred.

If an entity intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current-period credit loss, the other-than-temporary impairment shall be recognized in earnings equal to the entire difference between the investment’s amortized cost basis and its fair value at the balance sheet date. If an entity does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery of its amortized cost basis less any current period credit loss, the other-than-temporary impairment shall be separated into (a) the amount representing the credit loss and (b) the amount related to all other factors.

The amount of the total other-than-temporary impairment related to the credit loss shall be recognized in earnings. The amount of the total other-than-temporary impairment related to other factors shall be recognized in other comprehensive income, net of applicable taxes. See Notes 7 and 24b to the Consolidated Financial Statements for disclosures related to the Itaú Unibanco Holding’s investment securities and Other-Than-Temporary Impairment.

h) Derivatives other than trading

Certain derivatives used to hedge exposures or to modify the characteristics of financial assets and liabilities which meet the following criteria are accounted for as hedges, in accordance with ASC 815, Derivatives and Hedge.
To qualify as a hedge, the derivative must be:
•	designated and qualifying as a hedge of a specific financial asset or liability at the inception of the contract,
•
highly effective at achieving offsetting the exposure to changes in its fair value in relation to the fair value of the item being hedged, or with respect to changes in the expected cash flow, if a cash flow hedge, both at inception and over the life of the contract, and.

•
formally and contemporaneously documented as part of a hedging relationship, including the risk management objective and strategy, identification of the hedging instrument and of the hedged item and the risk exposure, how effectiveness is to be assessed prospectively and retrospectively, and how ineffectiveness is to be measured.

The extent to which a hedging instrument has been and is expected to continue to be effective at achieving offsetting changes in fair value or cash flows must be assessed and documented at least quarterly. Any ineffectiveness must be reported in current-period earnings. If it is determined that a derivative is not highly effective at hedging the designated exposure, hedge accounting is discontinued.

According to ASC 815, there are three types of hedge strategies: (1) fair value hedge; (2) cash flow hedge; and (3) hedge of a net investment in a foreign operation.

For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative is reported as a component of “Accumulated other comprehensive income - AOCI” and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. The portion of gains and losses on the derivatives representing either hedge ineffectiveness or hedge components excluded from the assessment of effectiveness are recognized in current earnings. All hedging derivative amounts affecting earnings are recognized consistent with the classification of the hedged item, in net interest income.

If the hedge relationship is terminated as was the case for certain of our hedge relationships in 2009 that no longer met the effectiveness requirement, the change in fair value of the derivative recorded in AOCI is recognized when the cash flows that were hedged occur, consistent with the original hedge strategy. If it is probable that the forecasted transaction will not occur according to the original strategy, any related derivative amounts recorded in AOCI will be immediately recognized in earnings.

i) Loans and leases

General

Loans and leases are stated at amortized cost using the effective yield interest method, including interest receivable and contractual indexation. Loan origination fees and certain direct origination costs are deferred and recognized as adjustments to interest income over the lives of the related loans. Interest income is recorded on the accrual basis and is added to the principal amount of the loans and leases each period. Lease financing receivables are recorded at the aggregate of lease payments receivable plus the estimated residual value of the leased property, less unearned income.

The FASB issued new disclosures requirements (ASU 2010-20) which are effective prospectively for the calendar year ended on December 31, 2010 with respect to loans and to allowance for loan and lease losses. The new guidance introduces two new concepts: Portfolios segments (“segments”) and classes of finance receivables (“classes”). The segments are the levels at which the Company develops and documents its methodology for determining the allowance for loan losses. The classes are a disaggregation of segments at a level at which the nature and extent of exposure to credit risk arising from finance receivables is evaluated and are based on all of the following: (i) the initial measurement attribute, (ii) risk characteristics of the receivable, and (iii) method for monitoring and assessing credit risk. Segments of Itaú Unibanco are: Individuals, Corporate, Small and Medium Businesses and Foreign Loans Latin America. The classes that are part of the Individuals segment are: Credit Cards, Personal Loans, Vehicles and Mortgage Loans. The other segments do not have separate classes.

We have separate management responsibility for measuring and monitoring our allowance for loan losses for each of our segments (Individuals, Corporate, Small and Medium Businesses and Foreign Loans Latin America) and for each segment we develop and document the methodology to be used to measure such allowance. Our Individuals segment consists primarily of vehicle financing to individuals, credit card, personal loans (including mainly consumer finance and overdrafts) and residential mortgage loans. Our Corporate portfolio includes loans made to large corporate clients. Our Small and Medium Businesses Portfolio correspond to loans to a variety of customers from small to medium – sized companies. Our Foreign Loans Latin America is substantially composed of loans granted to individuals in Argentina, Chile, Paraguay and Uruguay. The identification of segments and classes by Itaú Unibanco was based on the level at which credit risk management and monitoring is performed. Management and monitoring is performed on a decentralized basis with business units responsible for a class having responsibility for decisions as to the level of risk to take in granting loans considering the expected profitability.

Purchased impaired loans

Purchased impaired loans are initially recognized at their fair value (evidenced by the purchase price of the loans) or in the case of business combinations based on the estimated present value of amounts to be received. Subsequently the valuation allowance should only reflect losses incurred after acquisition. The excess of cash flows expected at acquisition over the initial investment (known as the accretable yield) should be recognized as interest income over the life of the loan when the timing and amount of cash flows expected to be collected can be made. If upon subsequent evaluation it is concluded that it is probable that not all the cash flows expected at acquisition will be collected the loan shall be considered impaired. If upon subsequent evaluation it is probable that significant additional cash flows will be collected, any valuation allowance should be reversed and the amount of the accretable yield should be recalculated and the recalculated accretable yield should be applied prospectively over the life of the loan. This policy is adopted for all portfolio segments of Itaú Unibanco that carry purchased impaired loans.

Purchased non-impaired loans

Purchased non-impaired loans are initially recognized at their fair value (evidenced by the purchase price of the loans) or in the case of business combinations at the present value of amounts to be received. Subsequently interest income and any difference between the purchase price and remaining principle is accrued through the maturity date using the effective yield interest method. This policy is adopted for all portfolio segments of Itaú Unibanco that carry purchased non impaired loans.

j) Non-accrual, Impaired loans and leases and charge-offs.

Non-accrual: We consider loans and leases more than 60 days overdue as non-accrual for all our segments and classes and we stop accruing interest on them. Interest income on all our segments and classes is subsequently recognized only to the extent of cash received until the loan is placed on accrual status. Loans are not reclassified as accruing until the following conditions are met in all our portfolio classes except for credit card: the customer has paid all due installments that are more than 60 days overdue or when contractual terms have been modified and the customer is current under the modified terms. In the credit cards class if a customer that is overdue more than 60 days subsequently pays at least the minimum amount required, it is placed again in accrual status and we accrue interest. If the credit cards holder pays an amount less than such minimum the customer continues to be considered in non-accrual status.

Impaired loans: Loans and leases of all segments and classes are considered impaired when, in our judgment, all amounts due, including accrued interest, are no longer considered collectible.

We consider impaired those loans and leases in all our portfolio that are more than 90 days overdue, those that have already been renegotiated and in addition are over 60 days overdue and, for larger balance non-homogeneous loans belonging to the Corporate segment when they present deterioration indicators that result in being classified in a specific monitoring status as approved by a specific credit committee.

Charge-offs: Loans and leases are charged-off against the allowance when the loan is not collected or is considered permanently impaired. Charge-off normally occurs if no payment is received within 360 days except for loans with original maturities of more than 36 months that are charged off after 540 days overdue. Charge-offs may be recognized earlier than 360 days if it is concluded that the loan is not recoverable. This criteria is adopted for all our portfolio.

k) Allowance for loan and lease losses

The allowance for loan and lease losses is a valuation allowance that has been recorded for probable losses inherent in the portfolio at the balance sheet date. The determination of the level of the allowance rests upon various judgments and assumptions, including current economic conditions, loan portfolio composition, prior loan and lease loss data and evaluation of credit risk related to individual loans. Our process for determining the appropriate allowance for credit losses includes management's judgment and the use of estimates. The adequacy of the allowance is reviewed regularly by management.

Our entire allowance is available to cover credit losses inherent to our entire portfolio. In order to determine the amount of our allowance for loan and lease losses the portfolio is classified in two main categories for each of which a specific methodology is used to estimate the inherent losses. In the first category, "loans individually reviewed", we include all our loans in the Corporate segment, which need to be individually reviewed for impairment. In the second category, "loans reviewed on a portfolio basis", we include small homogenous credit portfolios, which are comprised of loans in the Individuals segment, in the Foreign Loans Latin America segment and  loans in the Small and Medium Businesses segment. To determine the amount of the allowance corresponding to the "loans individually reviewed", which are considered impaired, we use methodologies that consider both the quality of the customer and the nature of the transaction, including its collateral, in order to estimate the expected cash flows from these loans. For "loans individually reviewed" and not considered to be impaired, loans are classified on different rating categories using several qualitative and quantitative factors applied through internally developed models. Inherent losses for each rating are estimated considering our historical experience on this portfolio, which is a low-default portfolio, and we monitor our inherent loss estimate against market-wide loss experiences. To determine the amount of the allowance corresponding to "loans reviewed on a portfolio basis", loans are segregated into classes considering the underlying risks and characteristics of each group.  The allowance for loan losses is determined for each of those classes through a process that considers historical delinquency and credit loss experience over the most recent years.

Effective December 31, 2010 we changed the detailed methodology used to estimate our allowance for loan and lease losses for “loans reviewed on a portfolio basis” which was previously based on transition matrices. In connection with the requirements to measure credit risk under Basel II we began a few years ago to develop models with stronger statistical basis and that captured a significantly higher quantity of indicators in order to estimate probabilities of default and amounts of default and we also started to build the databases required to apply those models. As a result of the weakened economic environment observed in late 2008, we also noticed that adjustments to reflect economic environment conditions were required to the amounts of allowance estimated using transition matrices because those matrices were “lagging” in capturing in a relatively short period the effects of significant changes in the economic conditions. As result of those developments we implanted the new detailed methodology effective December 31, 2010.

The current methodology takes into account two components to quantify the amount of the allowance:  the probability of default by counterparty (Probability of Default or “PD”) and the potential and expected timing for recovery on defaulted credits (Loss Given Default or “LGD”) wich are applied to the outstanding balance of the loan. Measurement and assessment of these components is part of the process for granting credit and for managing the portfolio. The estimated amounts of PD and LGD are measured based on statistical models that consider a significant number of inputs which are different for each class and include, amongst others, income, equity, past loan experiences, level of indebtedness, economic sector that affects collectability and other attributes of each counterparty and of the economic environment.  These models are updated regularly for changes in economic and business conditions.

The change in methodology resulted in a reduction in the amount of the allowance for loans and leases as of December 31, 2010 (and in the amount of the provision for loan and losses charged to expense for such year) as compared to the one that would have resulted from the prior methodology of R $ 935.
Under the methodology used in periods before December 31, 2010 the allowance for loan losses for “loans reviewed on a portfolio basis” was determined for homogeneous credit portfolios through a process that considered the historical delinquency and credit loss experience during the past years, captured by transition matrices and applied to the current portfolio. Adjustments to historical loss rates were introduced when necessary to reflect changes in economic environment and current conditions, as the weakened economic environment seen during the last quarter of 2008 that affected the portfolio of loans granted before the economic deterioration that occurred during 2009.

The allowance is increased by provisions and recoveries of loans and leases, previously charged off, and is reduced by charged-off loans and leases deemed uncollectible.

The accounting policy and methodology used by the entity to estimate probable losses incurred as of the balance sheet date from exposure to off-balance sheet commitments includes analysis of historical losses and existing economic conditions and is based on the analysis of commitments to extend credit (such as overdraft limits, pre-approved lending commitments, letters of credit outstanding (standby) and other) that have not yet been withdrawn by customers. The limits are continually monitored and changed, when allowed under the terms of the agreements with customers, according to customer behavior.
l) Investments in unconsolidated companies

Investments in unconsolidated companies, where we own between 20% and 50% of voting stock, are accounted for using the equity method of accounting. Under this method our share of the results of the companies, as measured under US GAAP, is recognized in the consolidated statement of income as Equity in earnings of unconsolidated companies, net, and dividends are credited when declared to the Investments in unconsolidated companies account in the Consolidated Balance Sheet. The outstanding balance of the investment includes goodwill and intangible assets related to those investments, when applicable, which are included in the analysis of whether a decline in value of the investment is considered to be "other-than- temporary".

Investments in companies of less than 20% of voting capital with no readily determinable market value under ASC 320 – Investments – Debt and Equity Securities are recorded at cost (unless we have the ability to exercise significant influence over the operations of the company in which case we use the equity method) and dividends are recognized in income when received (see Note 11).

Goodwill and intangible assets related to affiliates are presented in these financial statements as part of the investment in the affiliate and included in the analysis of whether a decline in value of the investment is considered to be other-than-temporary.

m) Foreclosed assets, including real estate

Assets are classified as foreclosed properties and included in Other assets upon actual foreclosure.

Assets received upon foreclosure of loans, including real estate, are initially recorded at the lower of:

•	fair value minus estimated costs to sell, or
•	the carrying value of the loan.

The differences are recorded as a charge to the allowance for loan and lease losses.

Subsequent decreases in the fair value of the asset are recorded as a valuation allowance with a corresponding charge to Non-interest expense. Costs of maintaining such assets are expensed as incurred. In accordance with Brazilian banking regulations, we are required to dispose of such assets within one year of foreclosure.

n) Premises and equipment

Premises and equipment, including leasehold improvements, are carried at cost which includes capitalized interest, in accordance with ASC 835-20, Interest - Capitalization of Interest, plus price level restatements up to June 30, 1997 (see Note 2a), less depreciation which is computed on the straight-line method using rates based on the estimated useful lives of such assets Leasehold improvements are amortized over the estimated economic life of the improvement.

Costs incurred in developing software or software obtained for internal use, except the costs related to the planning and production stage, have been capitalized in accordance with ASC 350-40, Intangibles – Goodwill and Other – Internal-Use Software and are amortized using the straight-line method over no more than five years.

We assess impairment in accordance with the requirements of ASC 360-10-35, Property, Plant, and Equipment – Subsequent Measurement when events and circumstances indicate that such impairment may exist. No impairment charge has been recorded through December 31, 2010.

Premises and equipment no longer in use is classified as held for sale and carried at the lower of fair value minus estimated costs to sell, or cost. The analysis is made on an individual asset basis. If the fair value of the asset minus the estimated costs to sell the asset is less than the cost of the asset, the deficiency is recognized as a valuation allowance and a charge to the consolidated statement of income.

o) Goodwill and other intangible assets

According to ASC 350, Intangibles – Goodwill and Other, goodwill is not amortized, but rather tested for impairment at least annually, using a two-step approach that involves the identification of “reporting units” and the estimation of each reporting unit’s fair value.

Our reporting units are either one of our operating segments or one level below an operating segment. A "reporting unit" would be a component below an operating segment when discrete financial information is available for such component and management of the operating segment regularly reviews the result of the component.  Our reporting units are one level below our operating segments except in the case of Itaú BBA which is a segment with no reporting units.

We determined June 30 of each year to be the date for performing such impairment test. During the years ended December 31, 2010, 2009 and 2008, goodwill was tested for impairment and it was determined that no impairment was needed. Therefore, no impairment charges were recorded. There were no indicators of impairment that would have suggested another calculation be performed between July 1st and December 31, 2010, except with respect to goodwill of the reporting unit Redecad for which an impairment test was performed on December 31, 2010 and no impairment has been identified.

Intangible assets with finite lives are generally amortized on a straight-line basis over the estimated period benefited. Intangible assets are amortized over their expected useful lives which do not to exceed twenty years. We review our intangible assets for events or changes in circumstances that may indicate that the carrying amount of the assets may not be recoverable, in which case an impairment charge is recognized in Amortization of intangible assets in the consolidated income statement. Indefinite life intangible assets (consisting of certain brands) are tested annually for impairment by comparing the carrying amount with the estimated fair value of the intangible asset as of the date of the test. We determined June 30 of each year to be the date for performing such impairment test.
p) Income taxes

There are two components of the income tax provision: current and deferred. Current income tax expense approximates taxes to be paid or refunded for the applicable period. We account for deferred income taxes by the asset and liability method, as specified in ASC 740, Income Taxes. Under such method, deferred tax assets or liabilities are recognized with a corresponding credit or charge to income for differences between the financial and tax basis of assets and liabilities at each year end. The tax benefit of net operating loss carry-forwards arising from tax losses are recognized as assets. A valuation allowance is recognized on deferred tax assets if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred tax asset will not be realized. Changes in tax law and rates are reflected in the statement of income in the period in which they are enacted. We treat interest and penalties on income taxes as a component of other non-interest expense.

ASC 740-10-25 Income Tax – Recognition, sets out a consistent framework to determine the appropriate level of tax reserves to maintain for uncertain tax positions. This interpretation of ASC 740 uses a two-step approach wherein a tax benefit is recognized if a position is more-likely-than-not to be sustained. The amount of the benefit is then measured to be the highest tax benefit that is greater than 50% likely to be realized. Interest and penalties on income taxes are treated as a component of other non-interest expense. ASC 740-10-25 also sets out disclosure requirements to enhance transparency of an entity’s tax reserves. See Note 21 for additional information.

q) Insurance, private retirement plans and capitalization plans

We recognize revenue from our insurance operations, including our life insurance activities that consist almost exclusively of one-year term life insurance, as short-duration contracts over the period of insurance coverage. Reserves for insurance claims are established based on historical experience, claims in process of payment, estimated amounts of claims incurred but not yet reported, and other factors relevant to the levels of reserves required. In the normal course of business, we reinsure a portion of the risk underwritten, particularly property and casualty risks that exceed the maximum limits of responsibility that we understand as appropriate for each segment and product (after a study which considers size, experience, specificities and the necessary capital to support these limits). We reinsure our risks with local reinsurers according to the Resolution No. 168 of December 17, 2007, which assures to local reinsurers the preferential offer of each cession of reinsurance in a minimum amount of 60% of the assigned premiums, up to January 16, 2010, and of 40%, after that date. These reinsurance agreements permit recovery of a portion of losses from the reinsurer, although they do not discharge our primary liability as direct insurer of the risks reinsured. The following table presents the amounts of reinsurance receivables, earned premiums and recoveries:

	2010	2009	2008
Reinsurance receivables at period end	1,093	1,147	59
Earned premiums ceded under reinsurance contracts during the year ended December 31	791	759	340
Recoveries recognized under reinsurance contracts during the year ended December 31	714	521	317

A liability for premium deficiencies is recognized if the estimated amount of premium deficiencies exceeds deferred acquisition costs.

The significant majority of our private retirement plans correspond to deferred annuities. Of the plans currently offered by us, known as PGBL and VGBL, the investment risk during the accumulation phase of the plans is for the account of the holders of the policies and we account for them as investment contracts in accordance with the requirements of ASC 944-20, Financial Services – Insurance – Insurance Activities. During the accumulation phase of our PGBL and VGLB plans we recognize as a liability the amounts received from the customers that accumulate in their accounts and we recognize as revenue amounts deducted from their contributions as service fees. Customers of PGBL and VGBL plans may redeem the balance accrued in their favor at any moment, after a minimum holding period, and we recognize a liability for investment contracts equal to the balance of the account of the customer. The balance of the investment contract accounts increases as a result of contributions made by customers and by interest credited to such accounts and reduces by withdrawals and service fees charged to the customers. Service fees charged to customers of PGBL and VGBL plans are recorded under “Insurance premiums, income on private retirement plans and of capitalization plans” and interest credited to balance accounts is presented under “Interest on investment contracts” in the consolidated statement of income.

At the end of a contractually stated term the amounts not redeemed by the customers are used to purchase an annuity, at terms contractually established at the date the customers entered into the plans. During the benefit’s pay-out phase, which is the period after the purchase of the annuity, we recognize a liability for future benefits policy.

We recognize an additional liability in accordance with ASC 944-20 during the accumulation phase if the present value of the expected benefit payments at the expected annuitization date exceeds the expected account balance at such annuitization date.

On the private retirement plans that are not considered investment contracts we recognize as revenue all amounts collected from customers and we recognize an expense for the recognition of a liability for future policy benefits.

Considering the reduced period since we have been offering retirement plans, the amount of liabilities for future benefits policy for annuities in the pay-out phase are minimal.

Under our capitalization plans, our customers deposit with us specified amounts, depending on the plan, which are redeemable by the customers at their full amount with monetary indexation only at the end of the contractually agreed term of the specific plan, which generally exceeds one year. Customers enter, during the term of the plan, into periodic lotteries that present opportunities to win cash prizes. At any moment before the end of the contractually agreed term in which the customers redeem their funds, we refund an amount which is only a percentage of the amount originally deposited. We recognize as revenue on a straight line basis over the contractual term the difference between the initial amount deposited with us and the amount to which we are liable as of such date. We recognize as a reduction in revenue the recording of an actuarially determined provision for future prizes.

r) Deferred policy acquisition costs

The costs that vary with and relate to the production of new insurance business are deferred to the extent that such costs are deemed recoverable from future profits. Such costs include commissions, costs of policy insurance and underwriting. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

Deferred policy acquisition costs related to insurance contracts are amortized over the expected lives of the contracts. Deferred policy acquisition costs are reduced, when applicable, by any premium deficiency.

s) Employee benefits

Pension plans and other post-retirement benefits

We are required to make employer contributions to the government pension funds, welfare benefits and redundancy plans, as appropriate, in Brazil and other countries where we operate, which are expensed as incurred. Such contributions totaled R $ 1,328, R $ 1,178 and R $ 747 at December 31, 2010, 2009 and 2008, respectively.

We also sponsor defined benefit plans and defined contribution plans that are accounted for in accordance with ASC 715-30, Compensation – Retirement Benefits – Defined Benefit Plans – Pension. Accounting for defined benefit plans requires the use of an actuarial method for determining defined benefit pension costs and provides for the deferral of actuarial gains and losses (in excess of a specific corridor) that result from changes in assumptions or actual experience differing from that assumed. For defined contribution plans we recognize as an expense in the consolidated statement of income the contributions to the plan during the relevant period. Some of the business we acquired also sponsor healthcare post-employment benefit plans and we are committed by the purchase agreements to maintain such benefits for a specified period of time. We account for such health-care post-retirement benefits in accordance with ASC 715-60, Compensation – Retirement Benefits – Other Postretirement

Pursuant to ASC 715-20, Compensation – Retirement Benefits – Defined Benefit Plans - General, we recognize deferred actuarial gains and losses and unrecognized prior service cost in the consolidated balance sheet, directly against stockholders’ equity (“Other Accumulated Comprehensive Income – Defined Benefit Pension Plans and Other Post-Retirement Plans”).

A curtailment is an event that significantly reduces the expected years of future service of present employees or eliminates for a significant number of employees the accrual of defined benefits for some or all of their future services. A settlement is a transaction that is an irrevocable action, relieves the employer (or the plan) of primary responsibility for a pension or postretirement benefit obligation, and eliminates significant risks related to the obligation and the assets used to effect the settlement.
A gain or loss from a plan curtailment is the sum of two elements: (a) the recognition in income of deferred prior service cost associated with years of service no longer expected to be rendered and (b) the change in the projected benefit obligation, net of any unrecognized gains or losses.

If the curtailment causes the projected benefit obligation to decline, the gain is netted against any unrecognized net loss, if any, and any excess gain is a curtailment gain. If the curtailment causes the projected benefit obligation to increase, the loss is netted against any unrecognized net gain of the plan, if any, and any excess loss is a curtailment loss.

When a settlement takes place, a gain or loss is recognized for the amount of unrecognized gains and losses previously recognized in Accumulated Other Comprehensive Income plus or less the gain or loss on settlement. When only a part of the projected benefit obligation is settled, the employer should recognize a pro rata portion of the aggregate gain or loss with the pro rata factor computed as the percentage reduction in the projected benefit obligation due to the partial settlement.

Share-Based Compensation

We account for our Share-Based Compensation plans according to ASC 718 – Compensation – Stock Compensation. This guidance requires a public entity to measure the cost of employee services received in exchange for an award of equity instruments, based on the fair value of the award. That cost will be recognized over the period during which an employee is required to provide services in exchange for the award (vesting period). The fair value of employee share options and similar instruments is estimated using option-pricing models adjusted to the unique characteristics of those instruments. The fair value of other awards such as restricted stock units are measured based on the fair value of the underlying equity instrument.

Since the exercise price of some of our stock options is adjusted based on changes in a general inflation index they should be accounted for as a liability award under ASC 718. Our other awards that have no exercise price are accounted for as equity awards under ASC 718.

t) Guarantees granted

We recognize a liability, presented under “Other Liabilities”, for the fair value of guarantees granted at the date on which we issue the guarantee. Fair value is generally represented by the price we charge the customer to issue the guarantee. Subsequent to issuance of the guarantee we recognize a reduction in the amount of the fair value originally recorded over the period from issuance until the guarantee expires. We recognize the reduction in “Fee and Commission Income” in the consolidated statement of income. If we conclude that it is probable that we will incur a loss in relation to the guarantee issued, we recognize a provision for the estimated amount of the probable loss which is also presented under “Other liabilities” in the consolidated balance sheet.

u) Contingent gains and losses

Contingent gains and losses are assessed, recognized and disclosed according to the provisions set forth in ASC 450, Contingencies.

Contingent gains and losses refer to potential rights or obligations arising from past events, the occurrence of which is dependent upon future events.
•
Contingent gains: they are not recognized in our financial statements, except when we understand realization is certain, usually represented by favorable claims awarded to us in a final and unappealable judgment and the actual recovery of the claim through either the receipt or their legal offset against another liability.

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Contingent losses: basically arise from administrative proceedings and lawsuits, inherent in the normal course of business, filed by third parties, former employees and governmental bodies, in connection with civil, labor, tax (other than tax on income) and social security lawsuits. These contingencies are measured based on our best estimates, considering the opinion of legal advisors when considered probable that financial resources shall be required to settle the contingency and the amount may be reasonably estimated. Contingencies are classified either as probable, for which provisions are recognized; possible, which are disclosed but not recognized; or remote, for which recognition or disclosure are not required. Contingent amounts are measured through the use of models and criteria which allow reasonably estimates, in spite of the inherent uncertainty in their term and amounts.

Escrow deposits are adjusted in accordance with the terms of current legislation.

Contingent losses guaranteed by indemnity clauses provided by third parties, such as in business combinations consummated before January 1, 2009, are recognized when a claim is asserted with simultaneous recognition of the corresponding receivable, when its collectability is considered probable. For business combinations consummated after January 1, 2009, indemnification assets are recognized at the same time and measured on the same basis as the indemnified item, subject to collectability or contractual limitations on the indemnified amount.

v) Treasury stock

Common and preferred shares reacquired are recorded under “Treasury Stock” within stockholders’ equity at their acquisition price.

Shares held in treasury that are subsequently sold, such as those sold to grantees under our Stock Option Plan, are recorded as a reduction in treasury stock at the average price of the shares in treasury held at such date.

The difference between the sale price and the average price of the shares in treasury is recorded as a reduction or increase in additional paid-in capital. Shares held in treasury that are cancelled are recorded as a reduction in treasury stock against appropriated retained earnings, at the average price of the shares held in treasury at the cancellation date.

w) Interest on stockholders' equity

From January 1, 1996, Brazilian corporations are permitted to attribute a tax-deductible notional interest charge on stockholders' equity.

For US GAAP purposes, the notional interest charge is treated as a dividend and is, accordingly, shown as a direct reduction of stockholders' equity in the financial statements. The related tax benefit is recorded in the consolidated statement of income.

x) Earnings per share

Earnings per share are computed by dividing net income by the weighted average number of common and preferred shares outstanding for each year presented. Weighted average shares are computed based on the periods for which the shares are outstanding.

Earnings per share are presented based on the two types of stock issued by Itaú Unibanco Holding. Both types, common and preferred, participate in dividends on substantially the same basis, except that preferred shares are entitled to a priority non-cumulative minimum annual dividend of R $ 0.022 per share. Earnings per share are computed based on the distributed earnings (dividends and interest on stockholders' equity) and undistributed earnings of Itaú Unibanco Holding after giving effect to the preference indicated above, without regard to whether the earnings will ultimately be fully distributed. Earnings per share amounts have been determined as though all earnings will be distributed and computed following the “two class” method established by ASC 260, Earnings Per Share.
Itaú Unibanco Holding has issued stock options and other stock based compensation instruments (Note 26) whose dilutive effects are reflected in diluted earnings per share by application of the “treasury stock method“. Under the treasury stock method, earnings per share are calculated as if options were exercised and as if the assumed proceeds (consisting of funds to be received upon exercise of the stock options and the amount of compensation cost attributed to future services and not yet recognized) were used to purchase our own stock.

y) Fee and commission income

We earn fee income from investment management, credit card, investment banking and certain commercial banking services. Such fees are typically recognized when the service is performed (investment and commercial banking) or over the life of the contract (investment management and credit cards).

z) Accounting guidance applicable for the year ended December 31, 2010

In September 2010, FASB issued ASU 2010-25, “Plan Accounting: Defined Contribution Pension Plans (Topic 962): Reporting Loans to Participants by Defined Contribution Pension Plans”. The amendment requires that loans to participants be classified as accounts receivables from participants, and be separated from investment plans and measured at the unpaid loan principal balance plus any accrued interest not yet paid. The amendment is effective for fiscal periods ending after December 15, 2010.

In August 2010, the FASB issued ASU 2010-21, “Accounting for Technical Amendments to Various SEC Rules and Schedules”. The will codify ASU previously-issued technical amendments to various rules, forms and schedules under the Securities Act of 1933 and the Securities Exchange Act of 1934. The amendments, issued by the SEC on April 2009, were a result of the implementation of revised guidance on business combinations and noncontrolling interests in consolidated financial statements under ASC 805 and ASC 810. The purpose of the amendments is to eliminate obsolete terminology and revise reporting and disclosure requirements to achieve consistency between the SEC´s compliance requirements and ASC 805 and ASC 810. The adoption of this amendment to ASC did not have impact in our consoled financial statements.

In July 2010, the FASB issued ASU 2010-20, “Disclosures about Credit Quality of Financing Receivables and Allowance for Credit Losses”. The guidance of this ASU requires a greater level of disaggregated information about the allowance for credit losses and the credit quality of financing receivables. The period-end balance disclosure requirements for loans and the allowance for loan losses are being presented without comparatives (as allowed by ASU 2010-20) in these financial statements.
In April 2010, the FASB issued ASU 2010-18, “Receivables (Topic 310), Effect of Loan Modification When the Loan Is Part of a Pool That Is Accounted for as a Single Asset”. As a result of the amendments in this guidance, modifications of loans that are accounted for within a pool under ASC 310-30 do not result in the removal of those loans from the pool even if the modification of those loans would otherwise be considered a troubled debt restructuring. An entity will continue to be required to consider whether the pool of assets in which the loan is included is impaired if expected cash flows for the pool change. The guidance in this ASU is effective in the first interim or annual period ending on or after July 15, 2010 and is to be prospectively applied. The adoption of this amendment to ASC did not have impact in our consolidated financial statements.

In March 2010, the FASB issued ASU 2010-11, “Derivatives and Hedging (Topic 815): Scope Exception Related to Embedded Credit Derivatives”. The guidance in this ASU clarifies and amends the accounting for credit derivatives embedded in beneficial interests in securitized financial assets. The new guidance is effective the first day of the first fiscal quarter beginning after June 15, 2010. The adoption of this amendment to ASC did not have impact in our consolidated financial statements.

In February 2010, the FASB issued ASU 2010-10, “Consolidation (Topic 810): Amendments for Certain Investment Funds”. The guidance deferred the effective date of certain recent amendments and clarified other aspects of the ASC 810 amendments. As a result of the deferral, a reporting entity will not be required to apply the recent amendments to the Subtopic 810-10 consolidation requirements to its interest in an entity that meets the criteria to qualify for the deferral. This guidance also clarified how a related party´s interests in an entity should be considered when evaluating the criteria for determining whether a decision maker or service provider fee represents a variable interest. In addition, the guidance also clarified that a quantitative calculation should not be the sole basis for evaluating whether a decision maker´s or service provider´s fee is a variable interest. The impact of adopting this guidance was not material.

In January 2010, the FASB issued ASU 2010-06, ”Fair Value Measurements and Disclosures”. The guidance requires the disclosure of the amounts of significant transfers in and out of Level 1 and 2 fair value measurements and to describe the reasons for the transfers. The disclosures are effective for reporting periods beginning after December 15, 2009. Additionally, disclosures of the gross purchases, sales, issuances and settlements activity in Level 3 fair value measurements will be required for fiscal years beginning after December 15, 2010. The effects of adoption and the required disclosures are presented in Note 28.
In June 2009, the FASB issued an amendment to ASC 860, Transfers and Servicing, through the issuance of SFAS 166, “Accounting for Transfers of Financial Assets - an amendment of FASB Statement 140”. Subsequently, on December 2009, ASU 2009-16 “Accounting for Transfers of Financial Assets – an amendment of FASB Statement 140” was issued. This amendment to ASC 860 removes the concept of a qualifying special-purpose entity and removes the exception from applying ASC 810 to qualifying special purpose entities. ASC 860 changes the requirements for derecognizing financial assets modifying the financial components approach and limits the circumstances in which a financial asset, or portion of a financial asset, should be derecognized when the transferor has not transferred the entire original financial asset to an entity that is not consolidated with the transferor in the financial statements being presented and/or when the transferor has continuing involvement with the transferred financial asset. This amendment to ASC 860 removes the special provisions for guaranteed mortgage securitizations and, as a result, requires those securitizations to be treated the same as any other transfer of financial assets within the scope of ASC 860. Additional disclosures are required to provide financial statement users with greater transparency about transfers of financial assets and a transferor’s continuing involvement with transferred financial assets. This guidance was effective for Itaú Unibanco on January 1, 2010. The adoption of this guidance did not have any material impact on our financial condition or results of operations.

Also on June 2009, the FASB issued an amendment to ASC 810, Consolidation, through the issuance of SFAS 167 “Amendments to FASB Interpretation 46(R)”. Subsequently, on December 2009, ASU 2009-17 “Amendments to FASB Interpretation 46(R)” was issued. This amendment to ASC 810 requires an enterprise to perform an analysis to determine whether the enterprise’s variable interest or interests give it a controlling financial interest in a variable interest entity. This analysis identifies the primary beneficiary of a variable interest entity as the enterprise that has both of the following characteristics: (i) the power to direct the activities of a variable interest entity that most significantly impact the entity’s economic performance, and (ii) the obligation to absorb losses of the entity that could potentially be significant to the variable interest entity or the right to receive benefits from the entity that could potentially be significant to the variable interest entity. Additionally, an enterprise is required to assess whether it has an implicit financial responsibility to ensure that a variable interest entity operates as designed when determining whether it has the power to direct the activities of the variable interest entity that most significantly impact the entity’s economic performance. ASC 810 also requires ongoing reassessments of whether an enterprise is the primary beneficiary of a variable interest entity and eliminates the quantitative approach previously required for determining the primary beneficiary of a variable interest entity, which was based on determining which enterprise absorbs the majority of the entity’s expected losses, receives a majority of the entity’s expected residual returns, or both.  ASC 810 requires enhanced disclosures that provide users of financial statements with more transparent information about an enterprise’s involvement in a variable interest entity. This guidance was effective for Itaú Unibanco on January 1, 2010. The adoption of this guidance did not have a material impact on the financial condition or results of operations, and the additional required disclosures are presented in Note 1b and on the face of our consolidated Balance Sheet.

aa) Recently issued accounting guidance applicable for future periods

In April 2011, the FASB issued ASU 2011-03, “Reconsideration of effective control for repurchase agreements”, which intends to improve financial reporting of repurchase agreements and other agreements, that obligate a transferor to repurchase or redeem financial assets before their maturity. This amendment removes from the evaluation of the effective control over a financial asset the criterion that considered the transferor's ability to repurchase or redeem the asset according to agreed-upon conditions. This ASU is effective on the first interim or annual period starting on or after December 15, 2011. Early adoption is not permitted. We are evaluating the potential impact of the guidance in this ASU.

In January 2011, the FASB issued ASU 2011-01 Receivables (Topic 310), “Deferral of the effective date of disclosures about troubled debt restructurings”, which deferred on a temporary basis the implementation of paragraphs 310-10-50-31 to 310-10-50-34 of ASU 2010-20, which address troubled debt restructuring. However, in April 2011, the FASB issued ASU 2011-02 Receivables (Topic 310), “A creditor’s determination of whether a restructuring is a troubled debt restructuring”, and established that the disclosures postponed by the ASU 2011-01 should be presented for annual or interim periods beginning on or after June 15, 2011. Additionally, the ASU 2011-02 assists creditors in identifying any restructured troubled debts. We are evaluating the potential impact of the guidance in this ASU.

In December 2010, FASB issued ASU 2010-28, “Intangibles – Goodwill and Other (Topic 350): When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts”. This amendment sets forth that the step 2 of the impairment test, which measures the amount of impairment, shall be performed in case the business unit has a zero or a negative carrying amount, and is more likely than not that an impairment exists. This amendment is effective for fiscal periods beginning after December 15, 2010. We are assessing the impact of this change.
In December 2010, the FASB issued ASU 2010-29, “Disclosure of supplementary pro forma information for business combinations”. The amendment is intended to clarify the pro forma disclosures required for a business combination occurring during the reporting period. The amendment is effective prospectively for business combinations occurred on or after the beginning of the first annual reporting period beginning on or after December 15, 2010. Early adoption is permitted. We are evaluating the potential impact of the guidance in this ASU.

In October 2010, the FASB issued ASU 2010-26, Financial Services – Insurance (Topic 944), which addresses the accounting for costs associated with acquiring or renewing insurance contracts, and specifies which costs related to these activities may be deferred. This ASU is effective for fiscal years and interim periods beginning on or after December 15, 2011. Early adoption is permitted. We are evaluating the potential impact of the guidance in this ASU.

In September 2010, the FASB issued ASU 2010-24, “Presentation of Insurance Claims and Related Insurance Recoveries” which amends ASC 954 to reflect the Emerging Issues Task Force (“EITF’) consensus that the insurance guidance for health care entities should require these entities to reflect their gross exposure to claims liabilities with a corresponding receivable for insurance recoveries.   The amendments align the accounting requirements for health care entities with other industries.   The guidance in the ASU is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2010, with early adoption permitted.   We are evaluating the potential impact of the guidance in this ASU.

In August 2010, the FASB issued ASU 2010-22, “Technical Corrections to SEC Paragraphs – An announcement made by the staff of the SEC”.   The guidance in the ASU primarily amends various SEC paragraphs based on external comments received as well as the issuance of Staff Accounting Bulletin (“SAB”) 112, which amends or rescinds portions of certain SAB topics.   The guidance will also amend the XBRL taxonomy. We are evaluating the potential impact of the guidance in this ASU.

In April 2010, the FASB issued ASU 2010-15, “How Investments Held through Separate Accounts Affect an Insurer’s Consolidation Analysis of Those Investments”. It clarifies that an insurance enterprise should not consider any separate account interests in an investment held for the benefit of policy holders to be the insurer’s own interests. Accordingly, the insurer should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation. The guidance in this ASU amends to ASC 944-80 to clarify when special accounting for investments in consolidation is appropriate. The guidance in this ASU is effective for interim periods and fiscal years beginning after December 15, 2010 and is to be retrospectively applied. We are evaluating the potential impact of the guidance in this ASU.

In April 2010, the FASB issued ASU 2010-13, “Effect of Denominating the Exercise Price of a Share-Based Payment Award in the Currency of the Market in Which the Underlying Equity Security Trades”. The ASU updates the guidance in ASC 718, Compensation—Stock Compensation, to clarify that share-based payment awards with an exercise price denominated in the currency of a market in which a substantial portion of the underlying equity security trades should not be considered to meet the criteria requiring classification as a liability. The updated guidance is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2010. The adoption of this amendment to ASC did not have impact in our consolidated financial statements.

BUSINESS DEVELOPMENTS	12 Months Ended
Dec. 31, 2010
BUSINESS DEVELOPMENTS
NOTE 3 – BUSINESS DEVELOPMENT

Relevant business developments during the years ended December 31, 2010, 2009 and 2008

a) Unibanco and Unibanco Holdings

On November 3, 2008, the controlling stockholders of Itaúsa and Unibanco entered into an agreement (the “Association Agreement”) to combine the financial operations of Itaú Unibanco and Unibanco Holding (“Unibanco”) through which Unibanco would become a wholly-owned subsidiary of Itaú Unibanco Holding, in order to establish the largest financial conglomerate in the Southern Hemisphere Unibanco Holdings is a holding company whose only relevant activity is to hold an interest in Unibanco. Unibanco was until its acquisition a financial institution that provided, directly and indirectly through its subsidiaries, a wide range of credit and non-credit products and services to all segments of the Brazilian domestic market and to a lesser extent to Brazilian customers with operations outside Brazil through offices, branches and subsidiaries in Grand Cayman (Cayman Islands), New York (USA), Asunción (Paraguay), Luxembourg, and Geneva (Switzerland). Both Unibanco and Unibanco Holdings were publicly-traded companies in Brazil and in the United States, and were delisted on April 13, 2009 and April 27, 2009, respectively.

The transaction was completed through the issue, by Itaú Unibanco Holding, (former Banco Itaú Holding Financeira S.A.) of 557,475,607 common shares and 675,660,843 preferred shares to the former stockholders of Unibanco and Unibanco Holdings (after giving retroactive effect to the bonus shares in August 2009). The exchange ratio of preferred shares was calculated based on the average quoted market price of the Units(certificates representing one preferred share of Unibanco and one preferred share of Unibanco Holdings) and the average quoted market price of the preferred shares of Itaú Unibanco Holding in the last 45 sessions before November 3, 2008 at BM&F Bovespa. The exchange ratio of common shares of Unibanco and Unibanco Holdings for shares of Itaú Unibanco Holding was determined as part of the Association Agreement. The exchange ratio was the same for controlling and noncontrolling stockholders that held common shares. The exchange ratios are as follows:
Number of shares of Unibanco and of Unibanco Holdings exchanged for 1 share of Itaú Unibanco
Common	1.1797 = 1
Preferred	3.4782 = 1
Unit	1.7391 = 1
Global Depositary Receipts	0.17391 = 1

The completion of this transaction was conditional to the approval of the transaction by the BACEN, which was obtained on February 18, 2009. At the Extraordinary Stockholders’ Meetings of Unibanco, Unibanco Holdings and Itaú Unibanco Holding that took place during November 2008, the transaction was approved and the new members of the Board of Directors of Itaú Unibanco Holding were appointed. Those stockholders’ decisions were also conditional to approval of the transaction by the BACEN. After the approval from BACEN, the new members of the Board of Directors took office. We consider February 18, 2009 to be the acquisition date for accounting purposes.

The purchase price consideration of this transaction comprised:

a)	R $ 24,612, which corresponds to the fair value of the shares issued, based on the market price of Itaú Holding´s common and preferred shares on February 18, 2009, and
b)
R $ 46, which corresponds to replacement awards issued with respect to stock-based compensation plans of Unibanco and Unibanco Holdings. Itaú Unibanco Holding was required under Brazilian law to issue replacement awards for Unibanco plans and as a result a portion of the value of the replacement awards, attributed to the period prior to the business combination, has been allocated as consideration for the business acquired. Replacement awards issued are R $ 33 under the “Simple Stock Option” plan and R $ 13 under the “Program for Partners” plan of Unibanco (Note 26). Replacement awards have been measured at fair value on the date of acquisition.

There are no contingent consideration agreements. The table below summarizes the estimated fair value of assets acquired and liabilities assumed on the date of acquisition.

No measurement period adjustments have been recognised subsequent to the acquisition date.

Cash and cash equivalents	17,262
Interest-bearing deposits in other banks	770
Securities purchased under resale agreements	26,922
Central Bank compulsory deposits	2,093
Trading assets, at fair value	21,265
Available-for-sale securities, at fair value	18,547
Held-to-maturity securities, at amortized cost	836
Net loans and leases	69,644
Investments in unconsolidated companies - Redecard	3,891
Investments in unconsolidated companies - Others	1,166
Premises and equipment, net	1,155
Intangible assets	13,517
Deferred tax asset, net	1,560
Deferred tax asset for excess tax-deductible goodwill	7,155
Other assets	15,557
Total assets purchased	201,340
Non-interest and interest-bearing deposits	56,762
Securities sold under repurchase agreements	33,545
Short and long-term borrowings	38,813
Other liabilities	45,228
Total liabilities assumed	174,348
Net asset at fair value	26,992
Fair value of non-controlling interests	(1,503)
Shareholders’ equity attributable to Itaú Unibanco	25,489
Purchase price	24,659
Bargain purchase gain	830

Tax deductible goodwill according to the Brazilian tax legislation amounted to R $ 17,889. The purchase price allocation resulted in an initially recognized goodwill of R $ 6,323. Since tax deductible goodwill exceeded the amount of initial goodwill a deferred tax asset for such surplus of tax deductible goodwill was recognized, which resulted in a bargain purchase gain of R $ 830 recorded in “Other non-interest income”.

The intangible assets purchased consist of trademarks, customer relationships, including core deposit intangibles and contractual and non-contractual relationships with customers arising from the different products offered by Unibanco, business contracts including distribution channels and certain software intangibles. We have originally determined on acquisition that trademarks had an indefinite life, but during 2010, we started the project to convert “Unibanco” branches into “Itaú” branches and we decided to gradually discontinue the use of certain brands and we have concluded that such brands are no longer indefinite lived intangible assets and as such these brands are being amortized on a straight-line basis over two years (as described in Note 13). We expect to amortize the intangible assets related to customer relationships on a straight-line basis over periods between 2 and 15 years, business contracts over periods between 3 and 9 years, and software in approximately 5 years. These intangible assets were allocated to our reporting units as follows: R $ 5,857 to Commercial Bank – Individuals, R $ 1,051 to Commercial Bank – Insurance, R $ 585 to Commercial Bank – Wealth Management & Services, R $ 825 to Itaú BBA, R $ 500 to Consumer Credit – Vehicles, and R $ 4,699 to Consumer Credit – Cards and Financing.

The fair value of the amount presented as Fair Value of Non-controlling Interests in subsidiaries corresponding to common shares of Unibanco Participações Societarias S.A. (“UPS”) was estimated by applying a market approach. This fair value measurement is based on significant inputs not observable in the market and thus represents a Level 3 measurement as defined in ASC 820. The fair value estimates are based on the estimated fair value of the equity interests held by UPS.

Liabilities arising from contingencies of R $ 569 and R $ 64 were recognized on the date of acquisition for civil claims and tax lawsuits, respectively.  Both contingencies were classified as possible or remote and were reasonably estimated as future losses by management.
In connection with the business combination with Unibanco, we acquired certain loans that were deemed to be credit-impaired. See Note 9 for further details on this transaction.

b) Redecard S.A.

On February 20, 2009, we signed an agreement with Banco Citibank S.A. (“Citibank”), the controlling stockholder of Redecard S.A. (“Redecard”) in which: (i) Citibank was authorized to sell the Redecard shares through a public offering, and (ii) as stated by the stockholders’ agreement, Citibank granted to Itaú Unibanco Holding the preemptive right to acquire 24,082,760 shares of Redecard. The preemptive right was exercised on March 23, 2009 and we acquired those shares on March 30, 2009. Considering the prior interest we had in Redecard, that represented (after the business combination with Unibanco) 46.4% after the acquisition, we became the controlling stockholder of Redecard, with over 50.01% interest of the voting stock of Redecard.

Under ASC 805, Itaú Unibanco is required to remeasure previously held equity interests to fair value at the date it acquired control (in this case, March 30, 2009), and record the gain or loss directly to the statement of income. The gain recognized as a result of remeasuring to fair value our original 46.4% interest in Redecard was recorded in “other non-interest income”, as summarized below:

Original Redecard common shares – in thousands of shares	312,403
Quoted market price at date of acquisition – in R $	28.50
Fair value of our initial investment in Redecard	8,903
Less carrying amount	4,373
Pre-tax gain	4,530

The following table summarizes the consideration for the purchase of Redecard and the allocation of the assets acquired and liabilities assumed that were recognized at the acquisition date, the fair value at the acquisition date of the non-controlling interest and the determination of goodwill:

Identifiable assets acquired and liabilities assumed
Cash and cash equivalents	175
Premises and equipments, net	306
Intangible assets	5,572
Receivables from banks issuers of credit cards	12,103
Other assets	249
Total assets purchased	18,405
Deferred tax liability	1,978
Payable to merchants	10,933
Other liabilities	787
Total liabilities assumed	13,698
Total shareholders’ equity – 100%	4,707
Fair value of non-controlling interests	(9,590)
Goodwill	14,376
Purchase price	9,493
Amount paid in cash	590
Fair value of our original investment in Redecard	8,903
Intangible assets acquired consist of: the trademark and customer relationships. We expect to amortize the customer relationship intangible assets on a straight-line basis over a period between 5 and 40 years depending on the type of customer and we consider the trademark to currently have an indefinite life. These intangible assets were allocated to the Consumer Credit segment.

The goodwill of R $ 14,376 was assigned to the Consumer Credit segment and to the reporting unit Redecard. No measurement period adjustments have been recognized subsequent to the acquisition date.

Tax deductible goodwill according to the Brazilian tax legislation amounted to R $ 557. As provided for in this legislation, goodwill amortization is deductible only for purposes of social contribution on net income, being deductible for income tax purposes only upon the sale or transfer of the investment.

The fair value of the non-controlling interest in Redecard was determined by applying the market approach, based on the quoted price on March 30, 2009 and, as a result, the measurement is a Level 1 measurement under ASC 820.
The amounts of revenue and net income of Redecard since the acquisition date, included in the consolidated income statement as of December 31, 2009, are R $ 2,466 and R $ 839, respectively.

c) Porto Seguro

On August 23, 2009 Itau Unibanco Holding and Porto Seguro S.A. (PSSA) signed an agreement to unify their residential and automobile insurance operations and also signed an operating agreement by which PSSA obtains the exclusive right to offer and distribute residential and automobile insurance products to clients of the Itau Unibanco Holding branch network in Brazil and Uruguay. Consummation of the transaction was conditional to approval of the transaction by SUSEP, which was obtained on October 16, 2009.

In order to implement the agreement the assets and liabilities of Itau Seguros S.A related to the activities in residential and automobile insurance have been spun-off and transferred to a company denominated ItaúSeguros Veículo e Residência Holding S.A. (“ISAR Holding”) which at that time was a wholly subsidiary owned by Itau Unibanco. The net book assets transferred amounted to R $ 950.

The shares of ISAR Holding were contributed to PSSA in exchange for a direct 30% interest in PSSA on November 30, 2009 which is the date of the transaction.

Also in November 2009, both Itaú Unibanco Holding and the controlling shareholders of PSSA contributed their shares to Porto Seguro Itaú Unibanco Participações S.A. (“PSIUPAR”), which after this transaction is the controlling shareholder of PSSA. PSIUPAR holds approximately 70% of the shareholders’ equity of PSSA.  Itaú Unibanco Holding holds a voting and total interest of 43.9% in PSIUPAR.

As a result of this transaction, we have deconsolidated our previous subsidiary ISAR Holding and at the date of the deconsolidation we recognized a gain before taxes of R $ 936 (recorded in “other non-interest income”).

The gain recognized was based on the difference between the carrying value of the net assets of ISAR Holding transferred to PSSA and the fair value of the consideration received, which was an equity interest PSIUPAR. Considering that the only asset of PSIUPAR is the investment in PSSA the fair value of the consideration received amounted to R $ 1,886 and was based on the quoted market price of the common shares of PSSA at BM&F Bovespa.

PSIUPAR is accounted for as an equity method investee (as disclosed in Note 11) and the intercompany transactions between the parties are disclosed as related party transaction (as disclosed in Note 33).

Even though the transaction occurred in 2009, we only concluded the process of allocating the difference between the value of the interest held in PSIUPAR and the interest in its net assets during 2010. This allocation is shown below:

Identifiable assets acquired and liabilities assumed
Cash and cash equivalents	11
Held-to-maturity securities	1,663
Available-for-sale securities	271
Net loans	270
Premises and equipment, net	226
Intangible assets	874
Other assets	850
Total assets purchased	4,165
Deposits	54
Short and long-term borrowings	39
Insurance claims reserves, reserves for private retirement plans and reserves for capitalization	1,754
Other liabilities	830
Total liabilities assumed	2,677
Interest in PSIUPAR’s net assets - 43.9%	1,488
Fair value of interest held in PSIUPAR	1,886
Goodwill	398

The goodwill calculated in the transaction is presented as part of the investment in PSIUPAR, as an investment in unconsolidated companies, and its recoverable amount is analyzed in relation to the total investment in the affiliate (including goodwill).

d)	Itaúsa Export S.A. and its subsidiary Itaúsa Europa Investimentos SGPS Lda.– Transaction between entities under common control

The Association Agreement entered into for the transaction of Unibanco and Unibanco Holdings described in Note 3a. required as condition precedent for its consummation that Itaú Unibanco Holding should acquire all shares of Itaúsa Export S.A. (Itaúsa Export) and Itaúsa Europa Investimentos SGPS Lda  (Itaúsa Europa) that were held by Itaúsa, the then controlling shareholder of all of Itaú Unibanco Holding, Itaúsa Export and Itaúsa Europa. On November 12, 2008, Itaú Unibanco, signed a contract with Itaúsa for the acquisition of a 77.77%  total and 80.00% voting interest of Itaúsa Export and of a 12.13% total and voting interest of Itaúsa Europa (Itaúsa Europa, itself is a subsidiary of Itausa Export). Itaúsa Export is a private holding company domiciled in Brazil which main investment is the holding of interest in Itaúsa Europa. Itaúsa Europa is a private holding company domiciled in Portugal, which main investments are the following: (i) shareholding in entities involved in private banking business outside Brazil, including: Banco Itaú Europa S.A. (Itaú Europa), the main operating entity, domiciled in Portugal and its subsidiaries Banco Itaú Europa International (BBI), domiciled in Miami and BIE Bank & Trust (BIE Lux), domiciled in Luxembourg, and (ii) 51% interest in IPI – Itaúsa Portugal Investimentos, SGPS Lda. (IPI), an entity that holds a 19% total and voting interest in Banco BPI S.A., one of the largest banks in Portugal. Before this transaction, Itaú Unibanco Holding already held a 22.23% total and 20.00% voting interest in Itaúsa Export and a 49% total and voting interest in IPI that were accounted for under the equity method.

The transaction was consummated with the payment of R $ 587 in cash and the issuance of 23,050,428 common shares of Itaú Unibanco (after giving retroactive effect to the bonus shares in April 2009). The cash was paid and the shares were delivered on November 27 and 28, 2008, respectively. In addition, the price of this transaction was adjusted, based on the difference of BPI share price between October 31, 2008 (base date for setting the purchase price or price 1) and November 3, 2010 (price 2), which was reimbursed by Itaúsa in the amount of R $ 70. The reason for this price adjustment is that the parties understand that the quoted market price of BPI shares in October 2008 does not reflect its actual value, because of the global economic crisis. The purchase price adjustment was accounted for as a derivative financial instrument at fair value with gains and losses recognized in income.

According to ASC 805 - Business Combinations, this transaction was considered a transaction between entities under common control resulting in a change in the reporting entity and the financial statements currently presented for all periods before the transaction consider the combined financial position, results of operations and cash flows of Itaú Unibanco Holding and of Itaúsa Export and its subsidiaries. The assets and liabilities of Itaúsa Export and its subsidiaries are accounted for at their historical cost in the books of Itaúsa. The cash payment to Itaúsa of R $ 587 has been recorded as a reduction of stockholders’ equity. The issuance of shares of Banco Itaú to Itaúsa was recorded also as a reduction of stockholders’ equity and as an increase in minority interest at their book value of R $ 102. The book value of the assets and liabilities received exceeded the sum of the cash payment of R $ 587 and the credit to minority interest of R $ 102 and has been recorded as a distribution to the controlling shareholder under “Additional paid-in capital – Cash paid and shares of subsidiary issued on acquisition of interest in Itaúsa Export.”
During 2009 and contemporaneously with the issuance of shares of Itaú Unibanco Holding to shareholders of Unibanco and Unibanco Holdings, Itaúsa exchanged the shares obtained during 2008 on Itaú Unibanco (as described above) for shares of Itaú Unibanco Holding. After the exchange Itaú Unibanco became again a wholly-owned subsidiary of Itaú Unibanco Holding. The exchange was recorded at is carrying amount and resulted in the decrease of non-controlling interest by R $ 105, the increase in common shares of R $ 95 and the difference has been recognized in additional paid-in capital.

e) BBA HE Participações S.A.

In December 2008, Itaú Unibanco Holding through Itaú Unibanco acquired 100% of the shares of BBA HE Participações S.A (HE). HE has the sole purpose of investing in Itaú BBA Participações, which controls Itaú BBA. After that transaction, Itaú BBA Participações and Itaú BBA became wholly owned subsidiaries of Itaú Unibanco Holding.

The transaction has been accounted for as a step acquisition following the purchase method of accounting as required under ASC 805 - Business Combinations for transactions before January 1, 2009.

The purchase price was R $ 399 paid in cash. The only relevant asset of HE was the shares in BBA Participações whose only relevant asset was the shares in Itaú BBA representing a 4.25% total interest in Itaú BBA. According to the allocation of fair value of assets acquired and liabilities assumed, Itaú Unibanco Holding has determined that the fair value of consideration paid was lower than the fair value of assets acquired and liabilities assumed resulting in an excess of fair value over purchase price consideration (“negative goodwill”) in this acquisition. Such “negative goodwill” was allocated to long-lived assets acquired, reducing the amount of fair value originally allocated. The following table presents the estimated fair value of assets acquired and liabilities assumed, after the allocation of the negative goodwill, as of the date of acquisition:

Interest-bearing deposits in other banks	2,092
Trading assets	576
Available-for-sale securities	541
Loans and leases	1,848
Intangible assets	116
Other assets	484
Total assets purchased	5,657
Liabilities assumed	5,258
Purchase price	399

Intangible assets purchased consist of customer relationships and we expect to amortize them over 10 years. Those intangible assets have been allocated to the Itaú BBA segment.

In connection with the acquisition of the shares of HE an amount of R $ 140 was paid to the selling shareholders which were also officers of Itaú BBA. In the acquisition of the initial interest in Itaú BBA in 2002, Itaú Unibanco Holding undertook to pay a cash bonus to the directors and officers (all of whom were also selling shareholders of Itaú BBA) that remained in their capacity providing services to Itaú BBA over a certain period of time after the original acquisition date. The amount of R $ 140 that was paid in December 2008 has been accrued as compensation expense since the date on which the officers began to have right to such bonus through December 2008.

CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2010
CASH AND CASH EQUIVALENTS
NOTE 4 - CASH AND CASH EQUIVALENTS

For purposes of our consolidated statement of cash flows, Cash and Cash Equivalents comprises the following :

	12/31/2010	12/31/2009
Cash and due from banks	5,568	5,355
Interest-bearing deposits in other banks	32,365	60,101
TOTAL	37,933	65,456

CENTRAL BANK COMPULSORY DEPOSITS	12 Months Ended
Dec. 31, 2010
CENTRAL BANK COMPULSORY DEPOSITS
NOTE 5 - CENTRAL BANK COMPULSORY DEPOSITS

The central banks of the countries where Itaú Unibanco Holding operates require financial institutions, including Itaú Unibanco Holding, to deposit certain funds with the Central Bank or, in case of Brazil, to purchase and hold Brazilian federal government securities. The following table presents a summary of the compulsory deposits maintained by type and amounts:

	12/31/2010	12/31/2009
Non-interest bearing deposits	4,736	4,042
Interest-bearing	81,054	9,827
TOTAL	85,790	13,869

TRADING ASSETS	12 Months Ended
Dec. 31, 2010
Trading Securities (and Certain Trading Assets) [Table Text Block]
NOTE 6 – TRADING ASSETS

Trading assets, stated at fair value, are presented in the following table :

	12/31/2010	12/31/2009
Investment funds (*)	47,304	39,347
Brazilian federal government securities	69,661	23,985
Brazilian government external debt securities	667	222
Government debt securities – other countries	9,353	1,058
Argentina	293	179
United States	8,714	748
Mexico	29	10
Russia	45	-
Chile	248	77
Uruguay	24	30
Other	-	14
Corporate debt securities	3,404	2,226
Marketable equity securities	1,825	1,142
Derivative financial instruments	7,789	5,549
Options	1,752	1,819
Forwards	2,060	378
Swaps	2,987	2,900
Credit derivatives	261	15
Other derivatives	729	437
TOTAL	140,003	73,529
(*) Includes investment funds with respect to investment contracts (see Note 2q).

Net unrealized (losses) gains included in trading assets as of December 31, 2010, 2009 and 2008 amounted to R $ 971, R $ 559 and R $ 1,414, respectively.

The net change in unrealized gain or loss on trading assets held as of December 31, 2010, 2009 and 2008 was R $ 412, R $ (855) and R $ 1,153, respectively.

AVAILABLE-FOR SALE-SECURITIES	12 Months Ended
Dec. 31, 2010
AVAILABLE-FOR SALE-SECURITIES
NOTE 7 - AVAILABLE-FOR-SALE SECURITIES

The fair values and corresponding amortized cost of available-for-sale securities as of December 31 were:

	12/31/2010				12/31/2009
		Unrealized				Unrealized
	Amortized cost	Gains	Losses	Fair value	Amortized cost	Gains	Losses	Fair value
Investment funds	758	14	(2)	770	1,247	13	(1)	1,259
Brazilian federal government securities	10,681	268	(106)	10,843	14,324	140	(21)	14,443
Brazilian government external debt securities	4,965	202	(449)	4,718	2,060	197	(277)	1,980
Government debt securities – other countries	4,737	4	(182)	4,559	7,261	25	(43)	7,243
Portugal	-	-	-	-	26	-	-	26
United States	679	-	-	679	17	-	-	17
Austria	-	-	-	-	212	1	-	213
Denmark	2,109	-	(93)	2,016	1,995	6	(30)	1,971
Spain	777	-	(43)	734	1,090	3	-	1,093
Korea	262	-	(26)	236	1,750	12	(5)	1,757
Chile	454	1	(2)	453	1,278	3	(7)	1,274
Paraguay	272	2	(18)	256	417	-	-	417
Uruguay	184	1	-	185	476	-	(1)	475
Corporate debt securities	22,179	460	(266)	22,373	14,852	251	(137)	14,966
Marketable equity securities	647	748	(22)	1,373	893	869	(390)	1,372
TOTAL	43,967	1,696	(1,027)	44,636	40,637	1,495	(869)	41,263

The amounts reclassified from Other Accumulated Comprehensive Income correspond to the following amounts :

	01/01 to 12/31/2010	01/01 to 12/31/2009	01/01 to 12/31/2008
Gross realized gains during the year upon sale of the securities	277	384	131
Gross realized losses during the year upon sale of the securities	(57)	(173)	(245)
Other-than temporary impairment losses (Note 24b)	(20)	(56)	(53)
Realized gain upon exchange of shares of Bovespa Holding S.A. (Note 24a)	-	-	424
TOTAL	200	155	257

The amortized cost and fair value of available-for-sale securities, by maturity, were as follows:

	12/31/2010
	Amortized cost	Fair value
Due within one year	14,378	13,647
From 1 to 5 years	11,816	11,992
From 5 to 10 years	7,252	7,416
After 10 years	5,810	6,081
No stated maturity	4,711	5,500
TOTAL	43,967	44,636

During the years ended December 31, 2010, 2009 and 2008 we recognized losses of R $ 20, R $ 56 and R $ 53, respectively, for impairment of available-for-sale securities under "Other non-interest expenses" in the consolidated statement of income.

As of December 31, 2010 and 2009, in our available-for-sale securities portfolio there are no securities in a continous loss position for over 12 months.

HELD-TO-MATURITY SECURITIES	12 Months Ended
Dec. 31, 2010
HELD-TO-MATURITY SECURITIES
The amortized cost and corresponding fair value of held-to-maturity securities were as follows:

	12/31/2010				12/31/2009
	Amortized cost	Unrealized		Fair value	Amortized cost	Unrealized		Fair value
		Gains	Losses			Gains	Losses
Brazilian federal government securities	2,099	569	-	2,668	1,273	299	-	1,572
Brazilian government external debt securities	226	28	-	254	238	42	-	280
Government debt securities – other countries	16	-	-	16	17	-	-	17
Corporate debt securities	165	7	-	172	234	21	-	255
TOTAL	2,506	604	-	3,110	1,762	362	-	2,124

The amortized cost and fair value of held-to-maturity securities, by maturity, were as follows:

	12/31/2010
	Amortized cost	Fair value
Due within one year	283	288
From 1 to 5 years	343	383
From 5 to 10 years	61	308
After 10 years	1,819	2,131
TOTAL	2,506	3,110

We have no held-to-maturity securities that have been in a continuous unrealized loss position for over 12 months as of December 31, 2010 and 2009.

LOANS AND LEASES	12 Months Ended
Dec. 31, 2010
LOANS AND LEASES
NOTE 9 - LOANS AND LEASES

Below we present our loans by type of loan at December 31, 2010 and 2009.

	12/31/2010	12/31/2009
Commercial	141,708	113,223
Industrial and other	132,670	104,505
Import financing	2,342	1,895
Export financing	6,696	6,823
Real estate loans	16,271	10,939
Leases, mainly vehicles	37,704	47,230
Public sector	1,138	1,611
Individuals	95,923	67,601
Overdraft	4,204	4,119
Consumer Finance operations, including vehicles	54,658	32,701
Credit card	37,061	30,781
Agricultural	5,425	5,132
TOTAL	298,169	245,736

a)	Impaired loans and leases

As of December 31, 2010 and 2009, the recorded investment in impaired loans amounted to R $ 14,256 and R $ 14,165, respectively, and our non-accrual loans and leases amounted to R $ 15,164 and R $ 15,499, respectively.

For the years ended December 31, 2010 and 2009 the recorded average investment in impaired loans amounted to approximately R $ 15,195 and R $ 10,895, respectively. As of December 31, 2010 and 2009, the investment recorded in impaired loans requiring an allowance for loan and lease losses based on individual analysis, per ASC 310-10-10-50 guidelines, was R $ 884 and R $ 1,845, and the related allowance for loan and lease losses was R $ 454 and R $ 737, respectively. During the year ended December 31, 2010 and 2009 interest income recognized on impaired loans totaled R $ 2,593 and R $ 560.

We do not recognize interest income during the period the loans are considered non-accrual. The interest income forgone on our non-accrual loans for 2010 and 2009 is R $ 3,440 and R $ 1,564, respectively.

The following table presents impaired loans by types of financial receivables for which the allowance is measured following the guidelines of ASC 310-10-50 and for which we measure the amount of the allowance following the criteria for "loans individually reviewed" as of December 31, 2010:

		12/31/2010
	Recorded Amount	Unpaid principal balance	Related Allowance for loan losses	Average book value	Recognized interest revenue

Corporate	884	871	454	1,371	50

Total	884	871	454	1,371	50

b) Analysis by age

The following table presents an age analysis of the past due loans as of December 31, 2010. We consider as past due those loans that are at least 1 day past due with respect to the contractual due date.

	12/31/2010
	Current and past due Up to 30 days	Past due from 31 to 60 days	Past due from 61 to 90 days (*)	Past due over 90 days	Total past due over 30 days	Total
Individuals	115,540	3,347	1,624	7,978	12,949	128,489
Credit Card	32,705	401	372	2,719	3,492	36,197
Personal Loans	21,045	525	336	2,112	2,973	24,018
Vehicles	54,044	2,331	872	3,007	6,210	60,254
Mortgage Loans	7,746	90	44	140	274	8,020

Corporate	76,363	55	44	122	221	76,584

Small and Medium Businesses	73,171	1,114	710	4,619	6,443	79,614

Foreign Loans Latin America	13,385	31	15	51	97	13,482

Total	278,459	4,547	2,393	12,770	19,710	298,169
(*) Loans in non-accrual status. There are no loans more than 60 days overdue that are in accrual status

c) Credit quality indicators

We present below the main indicators of credit quality of the loans and leases broken down by portfolio segments and by class of finance receivables.

We use two main indicators to monitor credit quality: (a) a classification based on the probability of default, and (b) a ratio of non-performing loans to total loans.

Credit quality indicator - Classification based on probability of default

The classification in the different categories of credit quality is made as follows and updated monthly:
•
Corporate segment: Classification is based on information such as economic and financial situation of the client, its ability to generate cash, the economic group to which it belongs, the current economic and financial position and prospects for economic activity sector in which it operates, the collateral offered and the ultimate purpose of the loans granted.

•
For the remaining segments and classes: Classification is given based on statistical models of Credit scoring and Behaviour. In certain exceptional circumstances initial and subsequent classification may be performed through individualized analysis which are submitted to the appropriate credit committee levels.

The credit quality indicator is determined considering the PD of each client and grouped in four categories.

Loan quality indicators

The table below shows the correlation between the levels of risk as measured by the PD and the indicators of credit quality disclosed

Internal Rating	PD
Strong	Lower than 4.44%
Satisfactory	From 4.44% up to 25.95%
Higher Risk	Higher than 25.95%

The table below shows the segregation of loans by class of finance receivables based on the credit quality indicators:

	12/31/2010
	Strong	Satisfactory	Higher Risk	Impaired	TOTAL
Individuals	66,639	43,116	10,270	8,464	128,489
Credit Card	16,157	14,153	3,144	2,743	36,197
Personal Loans	10,530	7,026	4,221	2,241	24,018
Vehicles	32,423	21,666	2,850	3,315	60,254
Mortgage Loans	7,529	271	55	165	8,020

Corporate	73,051	2,505	143	885	76,584

Small and Medium Businesses	47,918	17,029	9,811	4,856	79,614

Foreign Loans Latin America	13,431	-	-	51	13,482

Total	201,039	62,650	20,224	14,256	298,169
%	67.4%	21.0%	6.8%	4.8%	100.0%

Credit quality indicator – Ratio of non-performing loans to total loans

The table below includes the credit operations of the group that are considered “performing” and those that are considered “non-performing”. We define a loan as “non-performing” for purpose of this ratio when a loan is more than 60 days overdue.

	12/31/2010
	Performing	Non Performing	% NPL	Total
Individuals	118,886	9,603	7.5%	128,489
Credit Card	33,105	3,092	8.5%	36,197
Personal Loans	21,570	2,448	10.2%	24,018
Vehicles	56,375	3,879	6.4%	60,254
Mortgage Loans	7,836	184	2.3%	8,020

Corporate	76,418	166	0.2%	76,584

Small and Medium Businesses	74,285	5,329	6.7%	79,614

Foreign Loans Latin America	13,416	66	0.5%	13,482

Total	283,005	15,164	5.1%	298,169

d) Purchase and Sale of Loans

During the year ended December 31, 2010 we acquired loans amounting to R $ 4,918 in the Corporate segment. In the same period we sold R $ 1,092 of loans of the Corporate segment. We do not carry any loan as held for sale as of any date or for any of the periods presented.

None of the loans purchased presented credit quality deterioration as of the date of acquisition.

In connection with the business combination with Unibanco in 2009, we acquired certain loans that presented as of the date of acquisition deteriorated credit quality.
Purchased loans corresponding to the homogeneous loan portfolios were determined to be credit-impaired based on specific risk characteristics of the loan, including the product type, internal rating and past due status. We have aggregated these loans into pools with common risks characteristics. A pool is accounted for as a single asset with a single composite interest rate and an aggregate expectation of cash flows.

The table below seth foth information about these purchased credit-impaired loans at the acquisition date on February 18, 2009:

February 18, 2009
Contractually required payments (including interest)	4,116
Less: non-accretable difference	(2,882)
Cash flow expected to be collected representing undiscounted principal and interest at acquisition	1,234
Less: Accretable yield	(144)
Fair value of loans acquired	1,090

We determine the fair value of purchased credit-impaired loans at the acquisition date, by discounting the cash flows expected to be collected at market observable discount rates.  In determining the cash flows  expected to be collected, we used assumptions regarding default rates and loss severities. The accretable yield represents the excess of cash flows expected to be collected over the carrying value of the impaired loans. This amount is accreted into interest income over the expected lives of the pools of loans. The table below sets forth the accretable yield activitiy for these loans in the years ended December 31, 2010 and 2009:

Balance as of January 1, 2009	-
Acquisition of Unibanco	144
Accretion into interest income	(80)
Balance as of December 31, 2009	64
Balance as of January 1, 2010	64
Accretion into interest income	(64)
Balance as of December 31, 2010	-

After the original acquisition we update the amount of loan principal and interest cash flows expected to be collected, incorporating assumptions regarding default rates, loss severities and other factors that are reflective of current market conditions. Probable decreases in expected loan principal cash flows trigger the recognition of impairment, which is measured as the present value of the expected principal loss plus any related foregone interest cash flows discounted at the pool interest rate. Impairments that occur after the acquisition date are recognized through the provision and allowance for loan losses.

Probable and significant increases in expected principal cash flows would first reverse any previously recorded allowance for loan losses; any remaining increases are recognized prospectively as interest income. Other changes in the timing of expected cash flows are recognized prospectively as adjustments to interest income. Since the timing and amounts of expected cash flows for these purchased credit-impaired loans are reasonably estimable, interest is being accreted and the loans are being reported as performing loans.

Charge-offs are not recorded on purchased credit-impaired loans until actual losses exceed the estimated losses that were recorded as purchase accounting adjustments at acquisition date. To date, no charge-offs have been recorded for these loans.

ALLOWANCE FOR LOAN AND LEASE LOSSES	12 Months Ended
Dec. 31, 2010
ALLOWANCE FOR LOAN AND LEASE LOSSES
NOTE 10 - ALLOWANCE FOR LOAN AND LEASE LOSSES

The table below summarizes the changes in the allowance for loan and lease losses:

	12/31/2010	12/31/2009	12/31/2008
Balance at the beginning of the period	19,968	12,202	7,473
Provision for loan and lease losses	11,871	15,372	9,361
Credits charged off	(16,158)	(9,490)	(5,904)
Recoveries	4,457	1,884	1,272
Balance at the end of the period	20,138	19,968	12,202

The following table presents the finance receivables balances by segment and by classes and its related allowance for losses, including the break down of the loans by the method of calculating the impairment (individually and collectively):
	12/31/2010
	Impaired (*)		Not Impaired		Total
	Loan	Allowance	Loan	Allowance	Loan	Allowance
I - Individually evaluated for impairment:

Corporate	884	454	75,700	617	76,584	1,071

II- Collectivelly evaluated for impairment:

Individuals	8,464	5,071	120,025	6,072	128,489	11,143
Credit Card	2,743	1,667	33,454	2,137	36,197	3,804
Personal Loans	2,241	1,403	21,777	2,115	24,018	3,518
Vehicles	3,315	1,938	56,939	1,771	60,254	3,709
Mortgage Loans	165	63	7,855	49	8,020	112

Small and Medium Businesses	4,857	3,412	74,757	4,293	79,614	7,705

Foreign Loans Latin America	51	35	13,431	184	13,482	219

Total	14,256	8,972	283,913	11,166	298,169	20,138
(*) During 2010 no loans were purchased by Itaú Unibanco with deterioration in the financial position and no amounts are outstanding as of December 31, 2010 from acquisitions in prior years.

INVESTMENTS IN UNCONSOLIDATED COMPANIES	12 Months Ended
Dec. 31, 2010
INVESTMENTS IN UNCONSOLIDATED COMPANIES
NOTE 11 - INVESTMENTS IN UNCONSOLIDATED COMPANIES

a) Composition

	Ownership % as of 12/31/2010		12/31/2010 (a)					12/31/2009 (a)			12/31/2008 (a)
	Total	Voting	Stockholders’ equity	Net income (loss)	Investment	Equity in earnings (losses)	Market Value	Investment	Equity in earnings (losses)	Market Value	Equity in earnings (losses)
Investments accounted for under the equity method
Banco BPI S.A. (b)	19.04	19.04	4,091	336	779	64	524	1,018	(280)	903	148
Porto Seguro Itaú Unibanco Participações S.A. (c)	42.93	42.93	2,602	242	2,013	104	2,782	1,909	36	1,985	-
Itaú XL Seguros Corporativos S.A. (d)	-	-	-	-	-	9		123	22		7
Redecard S.A. (e)	-	-	-	-	-	-		-	147		278
Other (f)	-	-	-	-	257	131		466	66		41
Subtotal					3,049	308		3,516	(9)		474
Other investments recorded at cost	-	-	-	-	548	-		805	-		-
Total					3,597	308		4,321	(9)		474
(a) Amounts derived from the financial statements prepared in accordance with accounting principles adopted in Brazil in each case adjusted for US GAAP, when applicable. There are no significant restrictions to remit funds to the Bank.
(b) Banco BPI S.A. is an equity investee of IPI – Itausa Investimentos Ltda (“IPI”). The shares of IPI are owned 43% by Itaúsa Export S.A. and 57% by other subsidiaries of Itaú Unibanco Holding. During the year ended December 31, 2009 we recorded an impairment charge with respect to this investment of R $ 302.
(c) On August 23, 2009, Itaú Unibanco Holding obtained an equity interest in Porto Seguro S.A.. Total investment as of December 31, 2010 and R $ 936 as of December 31, 2009, which corresponds to the difference between the investment in net assets of Porto Seguro Itaú Unibanco Participações S.A., and the cost of investment. As of December 31, 2010 the difference between the investment in net assets and the cost of investments is composed as follows: (i) fair value of intangible assets of R $ 814, (ii) goodwill of R $ 398 and (iii) other differences of R $ (311). For purpose of market value, the quotation of Porto Segueos S.A. shares was taken into account.
(d) See Note 1b.
(e) See Note 3b.
(f) Other includes interest in the total capital and voting stock of the following companies : Latosol Empreendimentos e Participação Ltda (32.11% total capital and voting stock), Olímpia Promoção e Serviços S.A. (50% total capital and voting stock), Rosefiled Finance Ltd (50% total capital and voting stock), Serasa S.A. (24.39% of total capital and voting stock) and Tecnologia Bancária S.A. (14.86% total capital and 24.81% voting stock).
b) Summarized financial information

Information about the financial position and results of Redecard S.A., the investment that most contributed to our equity in earnings of unconsolidated companies as of December 31, 2008 and for the year ended December 31, 2008, is as follows (as from March 2009, Redecard started to be fully consolidated (Note 3b)):

Balance sheet - unaudited	12/31/2008

Total assets	14,645
Total liabilities	13,459
Stockholders’ equity	1,186
Investment	275

Statement of income - unaudited	01/01/2008 to 12/31/2008

Operating revenues	2,900
Operating expenses	1,109
Income before income tax	1,791
Income tax	592
Net income	1,199
Equity in earnings	278

c) Other information

Dividends, including interest on stockholders' equity, received from the investments accounted for under the equity method were R $ 85, R $ 63 and R $ 246 in the years ended December 31, 2010, 2009 and 2008, respectively.

PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2010
PREMISES AND EQUIPMENT
NOTE 12 – PREMISES AND EQUIPMENT

	12/31/2010	12/31/2009	Annual depreciation rates (%)
Gross
Land	1,045	959
Buildings used in operations	3,027	2,647
Installations, furniture, equipment and security and communication	2,279	1,915
Data processing equipment	4,635	3,918
Cost of software developed or obtained for internal use	1,313	1,298
Transportation system	9	16
Assets held for sale	19	23
Other	143	349
TOTAL	12,470	11,125
Accumulated depreciation
Buildings used in operations	(1,892)	(1,718)	4
Installations, furniture, equipment and security and communication	(1,228)	(925)	10 a 25
Data processing equipment	(3,352)	(3,073)	20 a 50
Cost of software developed or obtained for internal use	(675)	(630)	20 a 33
Transportation system	(6)	(11)	20
Other	(166)	(196)	20
TOTAL	(7,319)	(6,553)
NET CARRYING AMOUNT	5,151	4,572

Depreciation expenses were R $ 1,476, R $ 1,250 and  R $ 756 for the years ended December 31, 2010, 2009 and 2008, respectively, and included expenses of  R $ 146, R $ 145 and R $ 109  from depreciation of cost of software developed or obtained for internal use.

Capitalized interest and depreciation of capitalized interest totaled R $ 23 and 19, respectively, in 2010, (R $ 23 and R $ 19, in 2009 and R $ 23 and R $ 18 in 2008).

Accumulated depreciation of lease totaled R $ 94, R $ 84 and R $ 72 at December 31, 2010, 2009 and 2008, respectively. The only class of assets accounted for in lease is buildings used in operations.

GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2010
GOODWILL AND INTANGIBLE ASSETS
NOTE 13 – GOODWILL AND INTANGIBLE ASSETS

No goodwill impairment loss was recorded for the years ended December 31, 2010, 2009 and 2008. The following table presents the movement of aggregate goodwill for the years ended:

	12/31/2010	12/31/2009

Commercial bank segment
Opening balance – gross amount	177	224
Accumulated impairment losses	-	-
Opening balance – net amount	177	224
Effect of exchange rate on goodwill on entities outside Brazil	(7)	(47)
Closing balance - gross amount	170	177
Accumulated impairment losses	-	-
Closing balance net amount	170	177

Itaú BBA segment
Opening balance – gross amount	36	36
Accumulated impairment losses	-	-
Opening balance – net amount	36	36
Closing balance - gross amount	36	36
Accumulated impairment losses	-	-
Closing balance net amount	36	36

Consumer credit segment
Opening balance – gross amount	14,498	163
Accumulated impairment losses	-	-
Opening balance – net amount	14,498	163
Addition as a result of acquisition	-	14,376
Tax benefit in the realization of deductible goodwill	(40)	(41)
Closing balance - gross amount	14,458	14,498
Accumulated impairment losses	-	-
Closing balance net amount	14,458	14,498

Total goodwill
Opening balance – gross amount	14,711	423
Accumulated impairment losses	-	-
Opening balance – net amount	14,711	423
Addition as a result of acquisition	-	14,376
Effect of exchange rate on goodwill on entities outside Brazil	(7)	(47)
Tax benefit in the realization of deductible goodwill	(40)	(41)
Closing balance - gross amount	14,664	14,711
Accumulated impairment losses	-	-
Closing balance net amount	14,664	14,711

The table below shows the changes in intangible assets in the years ended December 31,

	2010					2009
	Exclusive access to customers of retailers and real estate brokers	Customer relationships (including Core Deposits)	Brand	Other	TOTAL	Exclusive access to customers of retailers and real estate brokers	Customer relationships (including Core Deposits)	Brand	Other	TOTAL
Opening balance	5,174	15,807	1,394	194	22,569	1,433	5,101	-	142	6,676
Additions as a result of transactions for the year:	367	178	-	-	545	4,270	14,144	1,394	114	19,922
Unibanco (Note 3a)	-	-	-	-	-	3,600	8,765	1,039	113	13,517
Redecard (Note 3b)	-	-	-	-	-	-	5,216	355	1	5,572
Other	367	178	-	-	545	670	163	-	-	833
Amortization for the year	(536)	(3,552)	(454)	(50)	(4,592)	(520)	(3,096)	-	(47)	(3,663)
Effect of exchange rate on intangible assets of entities outside Brazil	-	(4)	-	-	(4)	-	(58)	-	-	(58)
Termination of contracts	(20)	(76)			(96)	-	(38)	-		(38)
Impairment losses	(4)	(7)	-	-	(11)	-	(10)	-	-	(10)
Tax benefit in the realization of deductible goodwill arising from acquisitions	(9)	(238)		(16)	(263)	(9)	(236)	-	(15)	(260)
Closing balance	4,972	12,108	940	128	18,148	5,174	15,807	1,394	194	22,569
Gross balance	6,415	23,813	1,394	369	31,991	6,048	23,635	1,394	369	31,446
Accumulated amortization	(1,443)	(11,705)	(454)	(241)	(13,843)	(874)	(7,828)	-	(175)	(8,877)
Closing balances net	4,972	12,108	940	128	18,148	5,174	15,807	1,394	194	22,569
Weighted average useful life (in years)	11.3	3.1	0.0	4.3	4.7	12.3	4.1	0.0	5.4	5.5

Estimated amortization expense of intangible assets that have definite lives over the next five years are as follows:

Estimated amortization expense
2011	4,140
2012	2,967
2013	2,659
2014	1,709
2015	1,430

In 2010 we converted the "Unibanco" branches into "Itaú" branches and we decided to discontinue the use of "Fininvest" and "Unicard" brands. As a result,  we concluded that the "Unibanco", "Fininvest" and "Unicard" brands are no longer indefinite lived intangible assets. We are amortizing these brands from January 1, 2010 over their useful lives to Itaú Unibanco, which we determined to be two years. We have used a residual value of zero since the conditions established by ASC 350 for use of a residual value different from zero are not met.

The carrying value of Brands as of December 31, 2010 consists of both indefinite lived brands and definite lived brands, as follows:

	Indefinite life	Definite life
Gross amount	485	909
Accumulated amortization	-	(454)
Net amount	485	455

OTHER ASSETS	12 Months Ended
Dec. 31, 2010
OTHER ASSETS
NOTE 14 - OTHER ASSETS

	12/31/2010	12/31/2009
Redecard- receivables from issuers of credit cards	18,061	9,521
Deferred tax assets (Note 21)	6,396	7,092
Prepaid taxes	4,189	5,404
Escrow deposits for taxes payable and challenged in court (Note 30b)	3,708	4,127
Escrow deposits for provision for contingent liabilities classified as possible (Note 30b)	3,300	3,234
Escrow deposits for provision for contingent liabilities classified as probable (Note 30b)	4,076	3,219
Receivables from reimbursement of contingent liabilities (Note 30b)	1,784	1,114
Service fees and commissions receivable	3,634	3,000
Securities trading and clearing accounts	2,073	746
Other escrow deposits	1,876	423
Prepaid expenses	1,707	2,003
Prepaid pension plan assets (Note 25c)	1,481	2,743
Receivable from the government administered fund – Fundo para Compensação de Variações Salariais (FCVS)	577	533
Receivables related to acquisitions (Note 35)	211	192
Deferred policy acquisition costs	197	299
Escrow account related to strategic partnerships with CBD and LASA	72	109
Foreclosed assets, net	69	218
Other	2,776	1,593
TOTAL	56,186	45,570

DEPOSITS	12 Months Ended
Dec. 31, 2010
DEPOSITS
NOTE 15 – DEPOSITS

	12/31/2010	12/31/2009
Non-interest bearing deposits	26,439	25,884
Demand deposits	25,533	24,887
Other deposits	906	997
Interest-bearing deposits	176,221	165,024
Savings deposits	57,899	48,222
Time deposits	116,398	114,810
Deposits from other banks	1,924	1,992
TOTAL	202,660	190,908

SHORT-TERM BORROWINGS	12 Months Ended
Dec. 31, 2010
SHORT-TERM BORROWINGS
NOTE 16 - SHORT-TERM BORROWINGS

	12/31/2010	12/31/2009
Trade financing borrowings	8,075	6,093
Local onlending	378	215
Euronotes	1,306	414
Fixed rate notes	92	408
Mortgage notes	10,595	7,854
Securities issued and sold to customers under repurchase agreements	101,207	65,520
Other short-term borrowings	1,388	221
TOTAL	123,041	80,725

Trade finance borrowings represent credit line available to finance imports and exports by Brazilian companies, usually denominated in foreign currency. The following table presents the interest rates in each type of borrowings (p.a.):

	12/31/2010	12/31/2009

Trade financing borrowings	0.10% to 10.00%	1.00% to 13.28%
Local onlending	1.50% to 10.00%	1.50% to 11.50%
Euronotes	0.40% to 2.50%	0.23% to 10.91%
Fixed rate notes	1.35% to 10.37%	0.95% to 8.93%
Mortgage notes	2.04% to 10.64%	1.28% to 8.55%

Under "Securities issued and sold to customers under repurchase agreements", we present our liabilities for transactions in which we sell for cash to customers debt securities issued by our consolidated subsidiaries previously held in treasury and where we commit to repurchase them at any moment after sold to the customer and through a final repurchase date on which they are mandatorily repurchased by us. The repurchase price is computed as the price paid on the date of sale plus interest at rates varying between 70% and 112.4% of the CDI (Interbank Certificate of Deposits) rate. The final repurchase dates extend through September 2024.

LONG-TERM DEBT	12 Months Ended
Dec. 31, 2010
LONG-TERM DEBT
NOTE 17 – LONG-TERM DEBT

	12/31/2010	12/31/2009
Local onlending	31,238	21,867
Euronotes	2,721	1,534
Fixed rate notes	550	148
Mortgage notes	1,217	971
Trade financing borrowings	5,967	5,907
Debentures	1,384	2,764
Subordinated debt	34,407	22,725
Other long-term debt (*)	7,284	3,060
TOTAL	84,768	58,976
(*) Including lease obligations in the amount of R $ 14 and R $ 27 as of December 31, 2010 and 2009, respectively.

a)   Local onlending

Local onlending represents amounts borrowed from Brazilian agencies for lending to Brazilian entities principally to finance purchases of premises and equipment. Such amounts are due in monthly installments through 2033 and bear fixed interest rates up to 15% per annum, plus variable interest based on the Taxa de Juros de Longo Prazo (federal government long-term interest rate determined on a quarterly basis, or "TJLP"), on the U.S. dollar exchange variation, or on the BNDES basket of currencies. These borrowings are primarily from Banco Nacional de Desenvolvimento Econômico e Social - BNDES (National Economic and Social Development Bank) and Fundo de Financiamento para Aquisição de Máquinas e Equipamentos Industriais – FINAME (National Industry Finance Authority) in the form of credit lines that are directed by such government agencies through private banks to specific targeted sectors for government development.  Under this arrangement, Itaú Unibanco Holding borrows funds from BNDES or FINAME and passes the funds at a spread determined by the Government to the targeted sector of the economy. Onlending is at the risk of Itaú Unibanco Holding, and it is generally secured.

b)   Euronotes

	Original term in			Carrying amount (net of repurchases)
Maturity date	years	Currency	Coupon - %	12/31/2010	12/31/2009
2/9/2010	2	US $	11.41	-	3
2/10/2010	1	US $	3.12	-	2
2/22/2010	1	US $	4.50	-	2
6/21/2010	2	US $	6.25	-	3
6/21/2010	2	US $	6.20	-	6
6/22/2010	5		€3.50	-	327
7/20/2010	2	US $	1.55	-	2
8/20/2010	5	US $	3.64	-	4
10/20/2010	5	US $	7.08	-	3
10/20/2010	5	US $	7.29	-	4
10/20/2010	5	US $	8.00	-	2
10/20/2010	5	US $	6.98	-	9
10/20/2010	5	US $	7.03	-	15
1/3/2011	4	US $	10.64	1	-
1/20/2011	3	US $	1.93	17	18
2/22/2011	5	US $	2.57	4	4
2/22/2011	5	US $	2.72	8	8
2/22/2011	5	US $	2.82	25	26
3/4/2011	3	US $	3.45	4	5
4/20/2011	5	US $	2.25	3	3
5/17/2011	2	US $	2.49	1	1
5/19/2011	2	US $	9.73	2	2
5/27/2011	1	US $	1.70	2	2
7/27/2011	5		€1.35	447	538
8/22/2011	1	US $	1.33	1	-
12/20/2011	2	US $	2.10	2	-
12/27/2011	5	US $	3.17	14	14
2/17/2012	7		€1.44	-	20
5/21/2012	5	US $	6.00	8	9
5/30/2012	5	R $	9.21	404	404
7/2/2012	2	US $	2.85	8	-
7/6/2012	3	US $	3.15	2	2
7/9/2012	3	US $	3.30	12	12
2/20/2013	5	US $	5.14	42	44
4/22/2013	5		€7.38	2	2
5/20/2013	4	US $	5.75	8	8
6/20/2013	3	US $	3.00	9	-
6/20/2013	3	US $	2.70	4	-
7/1/2013	3	US $	3.10	18	-
7/1/2013	3	US $	3.55	76	-
10/31/2013	3	US $	1.50	200	-
5/2/2014	5	US $	5.00	12	13
6/20/2014	5	US $	4.10	9	10
10/30/2014	4	US $	1.70	267	-
1/20/2015	4	US $	1.80	13	-
1/20/2015	4	US $	1.36	13	-
3/20/2015	5	US $	4.00	2	-
3/20/2015	5	US $	4.12	2	-
8/10/2015	5	US $	1.23	5	-
9/1/2015	10	CLP	3.00	75	-
11/2/2015	5	US $	1.70	284	-
7/1/2017	10	CLP	3.75	194	-
10/1/2017	10	CLP	3.50	193	-
5/29/2018	9	US $	8.00	4	7
11/1/2032	11	CLP	5.00	123	-
5/1/2032	10	CLP	4.00	78	-
7/1/2032	10	CLP	4.00	123	-
TOTAL				2,721	1,534

c)   Fixed Rate Notes

	Original term in			Carrying amount (net of repurchases)
Maturity date	years	Currency	Coupon - %	12/31/2010	12/31/2009
5/31/2011	2	USD	3.00	5	-
6/8/2011	2	USD	3.00	1	-
6/8/2011	2	USD	2.80	1	-
3/21/2012	8	US $	3.10	64	73
3/21/2012	8	US $	3.50	7	7
4/30/2012	8	US $	3.20	21	22
4/30/2012	5	US $	3.40	12	12
5/16/2012	8	US $	3.70	8	9
7/10/2012	8	US $	3.80	24	25
8/10/2012	2	US $	1.54	34	-
12/14/2012	3	USD	2.93	1	-
1/22/2013	3	USD	2.89	1	-
2/15/2013	5	US $	1.39	17	-
2/19/2013	5	US $	1.19	8	-
2/21/2013	3		€2.86	22	-
2/21/2013	3		€4.20	223	-
2/22/2013	5	US $	1.18	17	-
9/23/2013	4	USD	3.19	2	-
11/1/2013	4	USD	2.65	2	-
12/2/2013	4	USD	2.97	1	-
12/30/2013	4	USD	3.70	1	-
2/18/2014	4	US $	3.50	1	-
12/15/2014	5	USD	4.48	7	-
5/6/2015	5	US $	3.70	1	-
4/15/2017	9	US $	2.02	69	-
TOTAL				550	148

d) Mortgage notes

Mortgage notes were issued with maturities exceeding one year, falling due monthly up to December 1, 2035, and paying interests of up to 12.00% p.a. These instruments are fully backed by housing loans.

e)    Trade financing borrowings

Maturity	Currency	12/31/2010	12/31/2009
2010		€-	24
2010	CHF (1)	-	5
2010	CLP (2)	-	-
2010	US $	-	1,975
2010		¥-	50
2010	R $	-	3
2011		€88	146
2011	CHF (1)	-	2
2011	CLP (2)	8	-
2011	US $	2,018	2,077
2012		€521	586
2012	CHF (1)	1	2
2012	CLP (2)	-	1
2012	US $	1,315	616
2013		€62	68
2013	CHF (1)	-	2
2013	US $	924	257
2014	CHF (1)	-	2
2014	CLP (2)	1	1
2014	US $	224	54
2015	CLP (2)	1	-
2015	R $	2	-
2015	US $	627	-
After 2015	ARS (3)	1	-
After 2015		€3	1
After 2015	CHF (1)	18	9
After 2015	CLP (2)	2	2
After 2015	US $	127	24
After 2015	R $	24	-
TOTAL		5,967	5,907
(1) CHF – Swiss Franc; (2) CLP – Chilean Peso; (3) ARS - Argentinean Peso.

Foreign currency borrowings are mainly directed to fund our trade financing and credit extended to customers and are generally matched by specific funding from the foreign bank. The following table shows the interest rates on foreign currency denominated balances (p.a.):

	12/31/2010	12/31/2009
US $	0.54% to 12.75%	0.45% to 11.75%
	¥-	0.75% to 3.15%
	€1.23% to 5.86%	1.12% to 7.38%
R $	9.75% to 12.50%	1.12% to 7.00%
CLP	1.87% to 6.50%	2.20% to 6.30%
CHF	0.64% to 5.75%	0.80% to 5.75%

f )  Debentures

	Original term in		Coupon - %		Carrying amount (excluding debentures in treasury)
Maturity date	years	Currency	2010	2009	12/31/2010	12/31/2009
1/10/2010	3	R $	-	CDI + 0.29	-	1,035
1/10/2012	5	R $	CDI + 0.35	CDI + 0.35	1,037	1,033
Other		R $	-	-	347	696
TOTAL					1,384	2,764

g) Subordinated debt

		Coupon - %		Carrying value
Maturity date	Currency	2010	2009	12/31/2010	12/31/2009
Notes
8/15/2011	US $	10.00	10.00	290	303
8/15/2011		¥4.25	4.25	625	572
4/15/2020	US $	6.20	-	1,662	-
1/22/2021	US $	5.75	-	1,691	-
7/29/2049	US $	8.70	8.70	833	867
Bonds
4/1/2033	CLP	3.50	3.50	79	67
10/1/2033	CLP	4.50	4.50	66	69
12/22/2015		€1.98	-	154	-
Bank Deposit Certificate
4/2/2012	R $	CDI + 3.50	CDI + 3.50	7,465	6,781
5/15/2012	R $	CDI + 4.00	CDI + 4.00	294	267
5/17/2012	R $	CDI + 3.80	CDI + 3.80	892	809
5/21/2012	R $	CDI + 3.90	CDI + 3.90	881	800
7/11/2012	R $	CDI + 0.38	CDI + 0.38	609	553
8/3/2012	R $	CDI + 0.38	CDI + 0.38	286	260
10/4/2012	R $	CDI + 7.35	CDI + 7.35	202	171
10/8/2012	R $	CDI + 3.80	CDI + 3.80	131	119
10/8/2012	R $	IGPM + 7.31	IGPM + 7.31	249	211
10/11/2012	R $	CDI + 0.45	CDI + 0.45	632	574
11/1/2012	R $	CDI + 0.35	CDI + 0.35	418	379
12/17/2012	R $	CDI + 2.50	CDI + 2.50	615	559
12/27/2012	R $	CDI + 2.50	CDI + 2.50	61	56
1/24/2013	R $	CDI + 0.60	CDI + 0.60	342	310
1/30/2013	R $	CDI + 0.60	CDI + 0.60	342	309
2/1/2013	R $	CDI + 0.50	CDI + 0.50	2,487	2,255
2/1/2013	R $	CDI + 0.60	CDI + 0.60	205	186
2/7/2013	R $	CDI + 0.50	CDI + 0.50	323	293
2/8/2013	R $	CDI + 0.50	CDI + 0.50	15	14
2/8/2013	R $	CDI + 0.60	CDI + 0.60	15	14
2/13/2013	R $	CDI + 0.60	CDI + 0.60	136	123
2/18/2013	R $	CDI + 0.60	CDI + 0.60	11	10
2/21/2013	R $	CDI + 0.60	CDI + 0.60	14	12
2/22/2013	R $	CDI + 0.60	CDI + 0.60	37	34
2/25/2013	R $	CDI + 0.50	CDI + 0.50	83	76
3/4/2013	R $	CDI + 0.60	CDI + 0.60	7	6
3/11/2013	R $	CDI + 0.60	CDI + 0.60	7	6
4/5/2013	R $	CDI + 6.00	CDI + 6.00	13	12
4/15/2013	R $	CDI + 6.00	CDI + 6.00	12	11
4/29/2013	R $	-	CDI + 7.00	-	3
5/6/2013	R $	-	CDI + 7.00	-	8
5/9/2013	R $	CDI + 6.00	CDI + 6.00	13	12
6/24/2013	R $	CDI + 7.00	CDI + 7.00	26	12
11/27/2013	R $	CDI + 2.00	CDI + 2.00	100	91
5/22/2014	R $	CDI + 0.35	CDI + 0.35	2,655	2,516
8/4/2014	R $	CDI + 0.46	CDI + 0.46	72	65
10/8/2014	R $	IGPM + 7.35	IGPM + 7.35	52	44
10/14/2014	R $	CDI + 12.00	CDI + 12.00	1,256	1,131
12/4/2014	R $	CDI + 0.60	CDI + 0.60	14	13
9/21/2015	R $	CDI + 19.80	CDI + 19.80	523	468
1/13/2016	R $	CDI + 14.00	-	554	-
1/18/2016	R $	CDI + 13.00	-	1,821	-
1/26/2016	R $	CDI + 13.00	-	248	-
2/1/2016	R $	CDI + 13.00	-	110	-
2/2/2016	R $	CDI + 13.00	-	117	-
2/4/2016	R $	CDI + 10.00	-	4	-
2/4/2016	R $	CDI + 11.00	-	9	-
2/5/2016	R $	CDI + 13.00	-	39	-
2/10/2016	R $	CDI + 10.00	-	60	-
2/10/2016	R $	CDI + 13.00	-	66	-
2/11/2016	R $	CDI + 10.00	-	1	-
2/12/2016	R $	CDI + 10.00	-	17	-
2/17/2016	R $	CDI + 10.00	-	1	-
2/18/2016	R $	CDI + 10.00	-	3	-
2/23/2016	R $	CDI + 10.00	-	1	-
2/23/2016	R $	CDI + 13.00	-	1	-
2/26/2016	R $	CDI + 10.00	-	4	-
3/3/2016	R $	CDI + 10.00	-	6	-
3/8/2016	R $	IPCA + 7.33	-	135	-
12/27/2016	R $	CDI + 0.47	CDI + 0.47	773	701
3/8/2017	R $	IPCA + 7.45	-	403	-
Financial Bills
10/3/2016	R $	CDI + 10.00	-	2,329	-
8/18/2016	R $	CDI + 7.00	-	1	-
12/15/2016	R $	IPCA + 7.00	-	30	-
10/25/2017	R $	IPCA + 7.00	-	210	-
Redeemable preferred shares
3/31/2015	US $	6.39	1.89	569	573
TOTAL				34,407	22,725

During the last few years, we issued debt which is subordinated in right of payment to all indebtedness of the issuing entity. Such debt is considered Tier II regulatory capital for purposes of computing the minimum capital requirements established by the Central Bank (Note 31).

Under the terms of the debt, in order to qualify as Tier II regulatory capital, payment of principal and interest will be deferred if we are not in compliance with the operational limits established by the Central Bank or if such payment would determine that we are no longer in compliance with such limits. Payment will be deferred until we are in compliance with such limits.

h)   Long-term debt maturity

The following table presents long-term debt by its remaining maturity period:

	12/31/2010	12/31/2009
Due within one year	13,141	7,827
From 1 to 2 years	25,923	8,463
From 2 to 3 years	11,641	18,495
From 3 to 4 years	8,461	7,114
From 4 to 5 years	4,692	7,957
After 5 years	20,910	9,120
TOTAL	84,768	58,976

OTHER LIABILITIES	12 Months Ended
Dec. 31, 2010
OTHER LIABILITIES
NOTE 18 - OTHER LIABILITIES

	12/31/2010	12/31/2009
Payable to merchants for credit card transactions	38,198	26,181
Contingent liabilities (Note 30b)	9,642	7,651
Derivative liabilities:
Swaps	2,017	2,344
Options	3,044	2,720
Forwards	1,188	547
Credit derivatives	127	106
Futures	55	25
Other	243	539
Taxes (other than income)	5,555	3,701
Taxes payable and challenged in court (Note 30b)	5,094	6,337
Collection of third-party taxes, social contributions and other	4,431	3,563
Payable for securities purchased (trade date)	4,309	1,720
Labor liabilities	3,426	2,776
Taxes on income	1,523	1,467
Interest on stockholders' equity payable	1,451	2,517
Payable related to acquisitions (Note 35)	645	548
Stock-based compensation (Note 26)	525	618
Foreign exchange portfolio, net	320	164
Accrued pension plan benefits (Note 25c)	123	196
Fair value of guarantees granted (Note 29e)	108	68
Deferred credits related to strategic partnership with CBD and LASA	72	109
Other	5,880	4,824
Total	87,975	68,721

STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2010
STOCKHOLDERS' EQUITY
NOTE 19 - STOCKHOLDERS’ EQUITY

a) Capital and Stockholders’ rights

I) Capital

	Number of shares issued
	2010	2009
Common shares	2,289,286,475	2,289,286,475
Preferred shares	2,281,649,744	2,281,649,744
TOTAL	4,570,936,219	4,570,936,219

At the Annual and Extraordinary Stockholders' Meeting held on April 24, 2009, stockholders approved a stock bonus of 10% over shares by issuing one additional share per each ten shares previosly owned. Bonus shares were traded after the approval of the related process by BACEN in August, 2009.

Preferred shares carry no voting rights, but are entitled to a priority minimum non-cumulative annual dividend. Both types of shares participate equally in the distribution of dividends after the common shares have received payments equal to the minimum preferential payment to the preferred shares (R $ 0.022 per share at December 31, 2010, 2009 and 2008). All stockholders are entitled to receive, in total, a minimum mandatory dividend of at least 25% of Itaú Unibanco's annual net income as stated in the statutory accounting records adjusted for transfers to and from reserves as required by Brazilian corporate law.

II) Treasury stock

Pursuant to decisions of the Board of Directors, Itaú Unibanco Holding repurchases its own shares to hold in treasury, to issue to grantees under stock based compensation plans (Note 26), to cancel, or to resell at a later date.  Minimum cost, weighted average cost, maximum cost, and quoted market cost (per share) at December 31, 2010 and 2009, are presented below:

	2010		2009
	Common shares	Preferred shares	Common shares	Preferred shares
Acquisition in the period
Stock held by Itaubanco defined contribution plan in excess of the individual accounts of participants (*)	30.50	-	-	-
Minimum cost	-	-	9.65	37.52
Weighted average cost	-	-	9.65	37.52
Maximum cost	-	-	9.65	37.52
Balance of treasury stock
Average cost	30.47	23.66	9.65	23.66
Quoted Market Value of shares in BOVESPA (Sao Paulo Stock Exchange) at December, 31	31.00	39.79	30.00	38.69
(*) As described in Note 25 treasury shares include those shares of Itaú Unibanco Holding contributed to the Itaubanco Defined Contribution Plan and that have not been credited to the individual accounts of the participants. Those shares held as assets of Itaubanco Defined Contribution Plan are accounted for as treasury shares following the accounting practice described in Note 2v. The shares held as of April 1, 2010 were measured upon recognition at fair value as of such date which was R $ 30.50.
III)   Additional paid-in capital

Additional paid-in capital corresponds to: (i) the difference between the selling price of treasury stock and the average cost of such stock, (ii)  compensation expense recognized under stock based compensation plans (Notes 2s and 26), (iii) the difference between the fair value of the stock issued in relation to acquisitions and the amount of increase in capital stock related to such issuance as per the financial statements for statutory and regulatory purposes, and (iv) the difference between the consideration paid or received and the change in the carrying amount upon changes in interest in consolidated subsidiaries.

b)   Appropriated retained earnings

Appropriated retained earnings include the following reserves recorded in accordance with Brazilian corporate law, or By-Laws or by stockholders’ decision.

	2010	2009
Legal reserve	3,254	2,740

Statutory reserves:
Dividend equalization	6,718	5,964
Increase in working capital	6,917	3,864
Increase in interest in investees	8,773	5,845
Unrealized profits	-	358
Total reserves in parent company financial statements	25,662	18,771
Elimination of reserves in consolidation	(9,767)	(12,817)
Total consolidated reserves	15,895	5,954

I)   Legal reserve

Under Brazilian corporate law, Itaú Unibanco Holding is required to appropriate 5% of its net income per its statutory financial statements, after absorbing accumulated deficit, to a legal reserve, which is restricted as to distribution. The reserve may be used to increase capital or absorb losses, but it may not be distributed as dividends.

II)   Statutory reserves

The three statutory reserves are the following:

•
Dividend Equalization Reserve - The reserve has the purpose of paying dividends, including interest on stockholders' equity, with the objective of maintaining a payment flow to stockholders. The reserve is composed of:

(a) up to 50% of net income for the fiscal year;
(b) up to 100% of revaluation reserves in the statutory books that have been realized; and
(c) up to 100% of the amount of prior years’ adjustments recorded directly in stockholders' equity in the statutory books, and is reduced by the amounts of anticipated dividends.
The reserve is limited to 40% of capital stock in the statutory books.
•
Reserve for Increase in Working Capital - This reserve has the purpose of accruing funds for Itaú Unibanco Holding’s operations. It is composed of up to 20% of net income for the fiscal year and is limited to 30% of capital stock in the statutory books.

•
Reserve for Increase in interest in investees - The purpose of the reserve is to accrue funds to exercise the right of first refusal in capital increases in companies we have an interest in.  It is composed of up to 50% of net income for the fiscal year and is limited to 30% of capital stock in the statutory books.

III)  Unrealized profits

This reserve represents income recorded for accounting purposes in Itaú Unibanco Holding’s statutory individual financial statements, as equity in the earnings of unconsolidated investments, which has not yet been received in cash.

This reserve will be realized upon sale of such investments and through receipt of dividends. When realized, amounts are transferred to unappropriated retained earnings and included in the calculation basis of the minimum mandatory dividend, in accordance with Brazilian corporate law and CVM rules.
c)  Unappropriated retained earnings

The balance of net income remaining after the distribution of dividends and appropriations to statutory reserves in Itaú Unibanco Holding’s statutory records is transferred to the reserves described above.

EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2010
EARNINGS PER SHARE
Schedule of Basic and Diluted earnings per share

	01/01 to 12/31/2010	01/01 to 12/31/2009	01/01 to 12/31/2008
Earnings per share - Basic

Net income attributable to common and preferred stockholders of Itaú Unibanco Holding

Net income attributable to Itaú Unibanco Holding	11,067	14,085	4,849
Minimum non-cumulative dividend on preferred shares in accordance with our by-laws	(49)	(48)	(31)
Subtotal	11,018	14,037	4,818
Retained earnings to be distributed to common stockholders in an amount per share equal to the minimum dividend payable to preferred stockholders	(50)	(47)	(34)
Subtotal	10,968	13,990	4,784

Retained earnings to be distributed to common and preferred stockholders on a pro-rata basis:
To common stockholders	5,535	7,074	2,505
To preferred stockholders	5,433	6,916	2,279

Total net income available to common stockholders	5,585	7,121	2,539
Total net income available to preferred stockholders	5,482	6,964	2,310

Weighted average outstanding shares
Common shares	2,288,034,273	2,192,530,134	1,708,760,440
Preferred shares	2,245,448,240	2,143,753,894	1,554,841,088

Earnings per share – R $
Common shares	2.44	3.25	1.49
Preferred shares	2.44	3.25	1.49

	01/01 to 12/31/2010	01/01 to 12/31/2009	01/01 to 12/31/2008
Earnings per share – Diluted

Net income attributable to common and preferred stockholders of Itaú Unibanco Holding

Net income available to preferred stockholders	5,482	6,964	2,310
Dividend on incremental preferred shares	18	9	9
Net income available to preferred stockholders considering incremental preferred shares	5,500	6,973	2,319

Net income available to common stockholders	5,585	7,121	2,539
Dividend on incremental preferred shares	(18)	(9)	(9)
Net income available to common stockholders considering incremental preferred shares	5,567	7,112	2,530

Adjusted weighted average shares
Common shares	2,288,034,273	2,192,530,134	1,708,760,440
Preferred shares	2,260,049,773	2,149,890,063	1,569,079,278
Preferred shares	2,245,448,240	2,143,753,894	1,554,841,088

Incremental shares from share based compensation plans (Note 26)	14,601,533	6,136,169	14,238,190

Diluted earnings per share – in R $
Common shares	2.43	3.24	1.48
Preferred shares	2.43	3.24	1.48

Potentially anti-dilutive shares, which have been excluded from the diluted earnings per share, totaled 10,762,133 preferred shares as of December 31, 2010, 11,521,337 preferred shares as of December 31,2009 and 3,851,078 preferred shares as of December 31, 2008.

TAXES ON INCOME	12 Months Ended
Dec. 31, 2010
TAXES ON INCOME
NOTE 21 – TAXES ON INCOME

Itaú Unibanco and each of its subsidiaries file separate corporate income tax returns for each fiscal year. Income taxes in Brazil comprise federal income tax and social contribution on net income, which is an additional federal tax. The tax rates applicable to financial institutions in each year were as follows :

	01/01 to 12/31/2010	01/01 to 12/31/2009	01/01 to 12/31/2008
Federal income tax	25	25	25
Social contribution on net income (*)	15	15	15
Composite rate	40	40	40
(*) The Provisional Measure No. 413, of January 3, 2008, and Law No. 11,727, of June 23, 2008, increased the rate for social contribution on net income from 9% to 15% for financial and financial-equivalent companies effective as from May 1, 2008.

The amounts recorded as income tax expense in the consolidated financial statements are reconciled to the statutory rates as follows :

	01/01 to 12/31/2010	01/01 to 12/31/2009	01/01 to 12/31/2008
Income before taxes	16,828	23,461	3,544
Equity in earnings of unconsolidated companies, net	(308)	9	(474)
Calculation basis	16,520	23,470	3,070
Tax expense at statutory rates	(6,608)	(9,388)	(1,228)
Nontaxable (deductible) exchange gains (losses) on foreign subsidiaries	(180)	(1,356)	775
Nondeductible expenses	(120)	(86)	(112)
Nontaxable dividends on companies recorded at cost	122	101	67
Net tax benefit on interest on shareholders’ equity	1,496	1,474	660
Nondeductible stock-based compensation (non deductible) / taxable	(79)	(247)	72
Nontaxable interest on foreign government debt securities	148	295	381
Constitution of valuation allowance	-	-	131
Effect of increase in social contribution rate – deferred tax	-	-	336
Other differences	284	358	252
Income tax income (expense)	(4,937)	(8,849)	1,334

The major components of the deferred tax accounts in the consolidated balance sheet are as follows:

	12/31/2010	12/31/2009
Deferred tax assets	25,758	26,162
Provisions not currently deductible :
Allowance for loan and lease losses	10,844	10,086
Taxes and Social Security	1,319	1,875
Other provisions	2,388	2,249
Tax loss carryforwards	3,320	3,284
Deferred tax asset for excess tax-deductible goodwill	5,112	6,269
Other temporary differences	2,775	2,399

Deferred tax liabilities	19,362	19,070
Temporary differences related to leases	8,296	7,568
Pension plan prepaid assets	1,064	1,097
Gain on Redecard transaction	1,812	1,812
Other temporary differences that include intangibles obtained in business combinations	8,190	8,593
Deferred tax liabilities/assets, included in Other liabilities/assets	6,396	7,092

The table below presents changes in our unrecognized tax benefits in accordance with ASC 740-10-25, from January 1 to December 31, 2010, 2009 and 2008, respectively:

	01/01 to 12/31/2010	01/01 to 12/31/2009	01/01 to 12/31/2008
At the beginning of the year	2,314	2,281	2,098
Balance of Unibanco’s acquisition	-	1,248	-
Gross amount of increases for prior years’ tax positions	570	618	192
Amounts of decreases related to settlements (*)	(175)	(1,833)	(9)
At the end of the year	2,709	2,314	2,281
(*) As described in Note 30b, in 2009 and 2010 Itaú Unibanco Holding entered in the REFIS program.

Total amount of unrecognized tax benefits at December 31, 2010 would affect the effective tax rate if recognized in 2011.

The following table presents the change in interest and penalties included in unrecognized tax benefits:

	01/01 to 12/31/2010	01/01 to 12/31/2009	01/01 to 12/31/2008
At the beginning of the year	843	1,086	976
Balance of Unibanco’s acquisition	-	562	-
Total interest and penalties recognized during the year	98	200	119
Total interest and penalties reverted by payments	(38)	(564)	(9)
Total interest and penalties reverted by REFIS (*)	(33)	(441)	-
At the end of the year	870	843	1,086
(*) As described in Note 30b, in 2009 and 2010 Itaú Unibanco Holding entered in the REFIS program.

We do not expect significant changes in the gross balance of unrecognized tax benefits within the next 12 months.

The earliest fiscal year subject to examination by Brazilian tax authorities is 2005.

FEE AND COMMISSION INCOME	12 Months Ended
Dec. 31, 2010
FEE AND COMMISSION INCOME
NOTE 22 - FEE AND COMMISSION INCOME

	01/01 to 12/31/2010	01/01 to 12/31/2009	01/01 to 12/31/2008
Credit card fees	5,670	4,370	2,072
Fees charged on checking account services	5,610	4,456	3,219
Asset management fees	2,394	2,188	1,867
Collection fees	1,003	904	597
Fees for guarantees provided	873	507	204
Brokerage commissions	506	393	376
Other	575	661	606
TOTAL	16,630	13,479	8,941

ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2010
ADMINISTRATIVE EXPENSES
NOTE 23 – ADMINISTRATIVE EXPENSES

	01/01 to 12/31/2010	01/01 to 12/31/2009	01/01 to 12/31/2008
External administrative expenses	2,830	2,571	1,185
Maintenance and security expenses	1,593	951	569
Communication expenses	1,531	1,278	821
Technology expenses	1,320	992	764
Rent expenses (Note 30c)	841	795	394
Advertising expenses	677	514	373
Transportation costs	598	385	282
Banking and brokerage fees	596	563	593
Other marketing expenses	570	324	259
Credit card outsourcing processing fees	561	307	162
Office and technology supplies	483	299	231
Utilities	282	266	175
Traveling expenses	170	120	97
Other	723	636	504
TOTAL	12,775	10,001	6,409

OTHER NON-INTEREST INCOME AND EXPENSES	12 Months Ended
Dec. 31, 2010
OTHER NON-INTEREST INCOME AND EXPENSES
NOTE 24 – OTHER NON-INTEREST INCOME AND EXPENSES

a) Other non-interest income

	01/01 to 12/31/2010	01/01 to 12/31/2009	01/01 to 12/31/2008
Gain on early payments to merchants - credit cards	1,203	869	63
Indexation charges of other assets	1,199	1,272	1,295
Gains and losses on sale of foreclosed assets, premises and equipment and investments in unconsolidated companies	176	476	343
Gains on sale of equity interest (1) (2)	-	370	279
Other	176	106	64
Gain on exchange of shares of Bovespa Holding S.A. (3)	-	-	424
Recovery of expenses	120	334	174
Deposits related to commissions	102	30	1
Remeasurement of equity interest held in Redecard S.A. (Note 3b)	-	4,530	-
Gain on exchange of equity interest in PSIUPAR (Note 3c)	-	936	-
Bargain purchase gain on acquisition of Unibanco and Unibanco Holdings (Note 3a)	-	830	-
Other	735	833	103
Total	3,535	10,110	2,403
 (1) Gain on sale of investments in Visa in the amount of R $ 345 and in Allianz in the amount of R $ 25 during 2009.
 (2) Gain on sale of investments in Mastercard and Visa during 2008.
 (3) During 2008, Bovespa Holding S.A. (Bovespa Holding) and Bolsa de Mercadorias & Futuros – BM&F S.A. (BM&F) entered into a business combination in which BM&F was considered the accounting acquirer. In accordance with ASC 325-20-30 upon the exchange of our shares of Bovespa Holding, that were classified as available-for-sale, for shares of the combined entity we recognized a gain of R $ 424 corresponding to the difference between the cost and the fair value of the shares of Bovespa Holding as of the date of the exchange and such fair value as of the date of exchange became our new cost basis for the shares received.

b) Other non-interest expenses

	01/01 to 12/31/2010	01/01 to 12/31/2009	01/01 to 12/31/2008
Contingent liabilities (Note 30b)	2,907	2,535	2,440
Taxes on services, revenue and other taxes	4,842	4,066	2,166
Credit card related expenses	1,604	1,136	553
Losses from third-party frauds	571	622	345
Contributions to the Fundo Garantidor de Crédito (Brazilian deposit guarantee fund)	264	266	122
Reimbursement in connection with acquisitions	72	-	190
Loss on sale of foreclosed assets, premises and equipment in unconsolidated companies	55	42	37
Payment related to exclusivity obligation - CBD (Note 34)	-	550	-
Other than temporary impairment on available-for-sale securities	20	56	53
Other	891	1,066	269
TOTAL	11,226	10,339	6,174

Some of our assets and liabilities recorded in Other assets and Other liabilities are subject to monetary adjustment based on specific inflation indexes.  We recognize in Other Non-Interest Income or Other Non-Interest Expense, as appropriate, the effect of the monetary adjustment necessary to present such assets and liabilities as of each balance sheet date at their monetary adjusted amount.

PENSION PLANS AND OTHER POST-RETIREMENT BENEFITS	12 Months Ended
Dec. 31, 2010
PENSION PLANS AND OTHER POST-RETIREMENT BENEFITS
NOTE 25 – PENSION PLANS AND OTHER POST-RETIREMENT BENEFITS

a) Description of the Plans

Itaú Unibanco Holding and certain of its subsidiaries sponsor several defined benefit and variable contribution plans, which basic purpose is granting benefits that, in general, provide a life annuity benefit, and depending on the regulation of each plan may be converted into survivorship annuities. They also sponsor defined contribution plans.

The plans cover substantially all full-time employees hired up to July 31, 2002 of Itaú Unibanco Holding in Brazil and a small number of employees of its subsidiaries and affiliates abroad, as well as qualified employees of certain subsidiaries we acquired. As regards to new employees hired after August 1, 2002, they have the option to voluntarily participate in a defined contribution plan (PGBL), managed by Itaú Vida e Previdência S.A. Contributions to this defined contribution plan were R $ 26, R $ 9, and R $ 10 for the years ended December 31, 2010, 2009 and 2008, respectively. We also have defined contribution plans for employees of subsidiaries acquired and we contributed with R $ 16, R $ 1 and R $ 1 in  2010, 2009 and 2008.

The assets of the plans are invested in separate funds restricted to the only purpose of providing benefits to eligible employees, and held independently from Itaú Unibanco Holding. Such funds are held by independent legal entities as detailed below. All of these are defined benefit plans, unless otherwise indicated:

Benefit plan	Independent holder of the plan assets
Plano de Aposentadoria Complementar – PAC	Fundação Itaubanco
Plano de Benefício Franprev – PBF	Fundação Itaubanco
Plano de Benefício 002 – PB 002	Fundação Itaubanco
Plano Básico Itaulam - PBI	Fundação Itaubanco
Plano Suplementar Itaulam - PSI (*)	Fundação Itaubanco
Plano Itaubanco CD (**)	Fundação Itaubanco
Plano de Aposentadoria Complementar Móvel Vitalícia - ACMV	Fundação Bemgeprev
Plano de Benefícios Funbep I	Funbep Fundo de Pensão Multipatrocinado
Plano de Benefícios Funbep II (*)	Funbep Fundo de Pensão Multipatrocinado
Plano de Benefícios Prebeg	Caixa de Previdência dos Funcionários do BEG
Plano de Aposentadoria ItauBank (**)	ItauBank Sociedade de Previdência
Plano Itaú BD Itaú – PIBD	Itaú Fundo Multipatrocinado
Plano Itaú CD Itaú – PICD (*)	Itaú Fundo Multipatrocinado
Plano de Aposentadoria Redecard Básico – PARB	Múltipla – Multiempresas de Previdência Complementar
Plano de Aposentadoria Redecard Suplementar – PARS (*)	Múltipla – Multiempresas de Previdência Complementar
Plano de Previdência Unibanco (**)	UBB PREV – Previdência Complementar
Plano Básico	UBB PREV – Previdência Complementar
Plano IJMS	UBB PREV – Previdência Complementar
Plano de Benefícios II - Banorte	Banorte Fundação Manoel Baptista da Silva de Seguridade Social
(*) Variable contribution benefit plans.
(**) Defined contribution benefit plans.

Contributions are made by Itaú Unibanco Holding and its subsidiaries and by the participants, based on actuarial studies prepared by independent actuaries, except in the case of "PAC", “ACMV”, “PBI”, “PIBD”; “PARB” and “Basic” plans, which are funded exclusively by Itaú Unibanco Holding and certain of its subsidiaries. At December 31, 2010, contributions by Itaú Unibanco Holding and its subsidiaries to the different plans range from 0.12% to 14.54% of the payroll related to the participants, and participant employees contribute amounts of up to 9.90% of their salaries.

Management of allocation among segments has the general objective of searching for long-term equilibrium between the assets and obligations of each plan by exceeding actuarial targets. The manager may be authorized to make tactical allocations with the purpose of overcoming the benchmarks set.

In relation to the funds guaranteeing mathematical provisions, the management shall guarantee to beneficiaries the adjustment of their funds using actuarial targets, such as the cash-flow matching or immunization procedure.
Regarding the remaining funds not related to the obligations above, the funds shall be allocated in order to maximize the risk-return ratio through the average optimization versus variance models.

Currently, allocation decisions are made on a bi-monthly basis by a Committee composed of the Investments Officers of the different entities and specialists from the main sponsors in a three phase process:

In the first phase, the macro-economic scenarios and the expected evolution of some basic economic variables, such as spot interest, foreign exchange and inflation rates and Brazil risk rating are projected. Alternative (optimistic and pessimistic) scenarios are also determined in addition to the basic scenario.

In the second phase, based on the basic scenario, individual amounts are projected for different risk factors (fixed interest rates, interest rates based on IGP-M, US dollar-based interest rates, BOVESPA index, discounts or premiums on Financial Treasury Bills, etc). These amounts are then used to estimate the expected prices of assets for a certain investment period. The expected return for each asset is calculated based on these prices. Currently, the investment period is a quarter, but there are estimates for longer periods (1 and 2 years). These periods are reviewed according to the volatility expected for the macro-economic scenario.

In the third and last phase, the average optimization versus variance model is processed (to deal with the uncertainty of expectations), obtaining the efficient limits for each Plan. Based on these limits and the current composition of the portfolio, the new allocations to the Plan assets are then determined. In this process,  investment restrictions specific of each portfolio are considered. In addition, movement decisions are made so as to minimize the direct (brokerage, fees, etc.) and indirect (market impact on prices) transaction costs.

At December 31, 2010 the allocation of plan assets, by type of asset and level of the fair value hierarchy (Note 28), are as follows:

Categories	Total 2010	Level 1	Level 2	Level 3
Fixed-income securities	9,404	7,455	1,891	58
Federal government securities	7,334	7,334	-	-
Private securities	2,070	121	1,891	58
Real estate receivable certificate	13	-	-	13
Other securities	2,057	121	1,891	45
Other types of investments	13	-	-	13
Mezanino Fund	13	-	-	13
Variable-income securities	1,462	1,462	-	-
Shares	490	490	-	-
Group shares	972	972	-	-
Real estate	349	-	-	349
Total	11,228	8,917	1,891	420

Categories	Total 2009	Level 1	Level 2	Level 3
Fixed-income securities	12,725	10,519	2,179	27
Federal government securities	9,859	9,854	5	-
Private securities	2,866	665	2,174	27
Real estate receivable certificate	19	-	-	19
Other securities	2,847	665	2,174	8
Other types of investments	12	-	-	12
Mezanino Fund	12	-	-	12
Variable-income securities	1,490	1,490	-	-
Shares	436	436	-	-
Group shares	1,054	1,054	-	-
Real estate	310	-	-	310
Total	14,537	12,009	2,179	349

See below the changes in the level 3 plan assets:

Categories	2010	2009
Balance at December 31, 2009	349	368
Returns on assets	38	(25)
Purchase / (sale)	33	5
Transfer to level 3	-	1
Balance at December 31, 2010	420	349

b) Curtailment and partial settlement of the Plano de Aposentadoria Complementar – PAC and set up of Itaubanco CD Defined Contribution Plan

In 2010, the active participants of the Plano de Aposentadoria Complementar ("PAC") were offered the opportunity to voluntary transfer to the newly-set up Itaúbanco CD Defined Contribution Plan. Those participants who have opted not to transfer to Itaubanco CD Defined Contribution Plan will remain in the PAC, without any interruption, and will have their rights guaranteed.

The participants contributing to PAC who have opted for the voluntary transfer to the Itaubanco CD Defined Contribution Plan had all their obligations settled by PAC by means of an initial contribution of assets previously held by PAC to the corresponding individual accounts in the Itaúbanco CD Defined Contribution Plan. PAC is no longer responsible for any retirement benefit obligations within the scope of PAC in relation to those  participants. The voluntary transfer to the Itaubanco CD Defined Contribution Plan resulted in a curtailment and partial settlement of obligations of PAC.

Based on a report prepared by an independent actuary, the table below shows the change in the plan assets and the projected benefit obligation, including the effects on assets and obligations of the curtailment and partial settlement.

Pension plans	Quarter ended March 31, 2010
(I) Projected benefit obligation
At the beginning of the period	6,649
Effect of curtailment recognized in income	(1,071)
Recalculation of benefit obligations to settlement amount	1,144
Partial settlement – Amounts credited to individual accounts of Itaubanco CD Defined Contribution Plan	(3,668)
Service cost	51
Interest cost	168
Benefits paid	(42)
Actuarial loss (gain)	18
At the end of the period	3,249

(II) Plan assets at market value
At the beginning of the period	9,020
Partial settlement and transfer of assets to Itaubanco CD Defined Contribution Plan	(5,144)
Return on plan assets	343
Benefits paid	(42)
At the end of the period	4,177

(III) Funded status (II - I)	928

Upon the partial settlement of PAC, assets were transferred from PAC to the Itaubanco CD Defined Contribution Plan in excess of the amount initially credited to the individual accounts of transferred participants. The excess of assets was R $ 1,476 at the transfer date on April 1, 2010, and R $ 1,648 at December 31, 2010, and those excess assets are not attributed to the Itaubanco CD Defined Contribution Plan participants. These assets are available for the required contributions under the Itaubanco CD Defined Contribution Plan and while those assets are not contributed to participants, Itaú Unibanco Holding will bear risks and rewards. Contributions to participant accounts with excess assets are recognized as expense when the contributions are due.  The excess assets are accounted for as part of Itaú Unibanco Holding investment portfolio and, therefore, are recorded  in assets, either as trading assets or real estate, as the case may be. Itaú Unibanco Holding shares included in the excess assets are recognized as treasury shares in the consolidated financial statements.

c) Summary of changes in the Funded status

Based on reports prepared by independent actuaries, the changes in the projected benefit obligation and in the plan assets, and the amounts recognized in Itaú Unibanco Holding balance sheet as of December 31, 2010, 2009 and 2008 are as follows:

Pension plans	2010	2009	2008
(I) Projected benefit obligation
At the befinning of the year	11,990	11,078	9,368
Effect of curtailment recognized in income	(1,071)	-	-
Recalculation of benefit obligations to settlement amount	1,144	-	-
Partial settlement - Amounts credited to individual accounts of Itaubanco CD Defined Contribution Plan	(3,668)	-	-
UBB Prev and Banorte Plans	-	186	-
Basic Redecard Plan	-	43	-
Service cost	127	240	209
Benefits paid	(769)	(539)	(466)
Interest cost	953	1,133	937
Actuarial loss (gain)	1,164	(151)	1,029
At the end of the year	9,870	11,990	11,078

(II) Plan assets at market value	14,537	12,657	12,585
At the beginning of the year	-	-	-
Partial settlement and transfer of assets to Itaubanco CD Defined Contribution Plan	(5,144)	-	-
UBB Prev and Banorte Plans	-	191	-
Basic Redecard Plan	-	45	-
Contributions received
Employer	41	35	24
Employees	10	34	32
Return on plan assets	2,553	2,113	482
Benefits paid	(769)	(538)	(466)
At the end of the year	11,228	14,537	12,657

(III) Funded status (II - I)	1,358	2,547	1,579

Prepaid pension benefits (accrued pension benefits), net	1,358	2,547	1,579
Pension plan prepaid assets (Note 14)	1,481	2,743	1,903
Accrued retirement plan benefits (Note 18)	(123)	(196)	(324)

d) Other information

Itaú Unibanco Holding and its subsidiaries do not offer other post-employment benefits, except in those cases arising from maintenance of commitments according to the acquisition agreements signed by Itaú Unibanco Holding, under the terms and conditions established, in which health plans are totally or partially sponsored for former employees and beneficiaries. The accrued projected accumulated benefit liabilities reached R $ 105, R $ 100, and R $ 92 at December 31, 2010, 2009 and 2008, respectively.

e) Net period pension cost

The period pension cost, as defined by ASC 715-20, includes the following elements for the twelve-month periods ended December 31, 2010, 2009 and 2008:

	12/31/2010	12/31/2009	12/31/2008
Service cost	127	240	209
Interest cost	953	1,133	937
Expected return on plan assets	(1,328)	(1,558)	(1,524)
Amortization of actuarial loss (gain)	(10)	1	(113)
Gains on curtailment of PAC	(1,071)	-	-
Loss on partial settlement of PAC – recognition in income on a pro rata basis of the amount recorded in other comprehensive income	72	-	-
Employee contributions	(9)	(9)	(9)
Net pension cost (benefit)	(1,266)	(193)	(500)

The accumulated benefit obligation of the plans under the ASC 715-20 were R $ 9,452, R $ 10,897 and R $ 9,718 for the years ended December 31, 2010, 2009 and 2008, respectively.

We expect to contribute R $ 28 to the defined retirement plans sponsored by us in 2011.

The following table shows the annually estimated benefit payments from 2011 to 2015 and the estimated benefit on an aggregated basis from 2016 to 2020.

Period	Estimated payment
2011	392
2012	407
2013	423
2014	441
2015	460
2016 to 2020	4,280

The actuarial assumptions used were as follows and include an expected level of inflation of 4% p.a..

	2010	2009	2008
Discount rate for determining projected benefit obligations	9.7%	10.2%	10.2%
Rate of increase in compensation levels (depending on the specific group of employees)	4% to 7.1%	4% to 7.1%	4% to 7.1%
Expected long-term rate of return on plan assets	12.3%	12.3%	12.3%

Securities of Itaú Unibanco Holding and its subsidiaries included in plan assets amounted to R $ 114, R $ 150 and R $ 171 as of December 31, 2010, 2009 and 2008, respectively.

SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2010
STOCK-BASED COMPENSATION
NOTE 26 – SHARE-BASED COMPENSATION

a) Purpose and Guidelines of the Program

Itaú Unibanco Holding has different share-based compensation plan for its executives. These plans aim to involve the management members in the medium and long-term corporate development process, by granting: (i) Simple Stock Options which entitle to the purchase of one preferred share, elapsed the vesting period, or (ii) awards under the Partners' Plan, which give the beneficiary, the right to receive shares of Itaú Unibanco Holding for each share or share-based instrument with its cash bonus, after certain conditions are met. All awards are personal and cannot be pledged or transferred. Shares to be awarded may be newly issued shares or, at the discretion of management, treasury shares.

Such awards may only be granted in years in which there are sufficient profits to enable the distribution of mandatory dividends to stockholders and at a quantity that does not exceed the limit of 0.5% of the total shares held by the stockholders at year-end. The Itaú Unibanco Holding’s Compensation Committee (“Compensation Committee”) is responsible for defining the quantity, the beneficiaries, the type of award, the vesting and exercise period, the exercise price and the blackout periods for exercise. The executive officers and Board of Directors members of Itaú Unibanco Holding and of its subsidiaries and employees may participate in this program, based on assessment of potential and performance. Awards may be granted also upon hiring highly qualified individuals.

Currently, Itaú Unibanco Holding settles the benefits under this program by delivering its own shares, which are held in treasury until they are delivered to the beneficiaries.

b) Characteristics of the Plans

I – Simple Stock Options

Prior Plans

Prior to the association with Unibanco (as described in note 3a), both Itaú and Unibanco used to have their own stock option plans (Prior Plans). Options are no longer granted under the Prior Plans.

On April 24, 2009, awards that were granted to officers of Unibanco before the business combination completion in 2009 were exchanged for new awards. Under the terms of the applicable legislation we were legally required to exchange those awards granted through the Unibanco Plan for awards which allow the beneficiaries to receive shares of Itaú Unibanco Holding upon the exercise of the options. The acquire shares of Itaú Unibanco Holding. The awards issued as replacement awards maintained all the terms of the original awards, except that the awards give the beneficiary the right to acquire shares of Itaú Unibanco Holding instead of shares of Unibanco and Unibanco Holdings. The exchange ratio used to exchange original awards for replacement awards was the same exchange ratio used to issue shares of Itaú Unibanco to stockholders of Unibanco and Unibanco Holdings (as described in note 3a). All other remaining terms including, among others, exercise price, index to be used to adjust the exercise price, vesting and exercise periods and vesting conditions were maintained unchanged with respect to the original awards.

Itaú Plan:

The exercise price was calculated based on the average price of the underlying shares at the BM&FBOVESPA trading sessions over the period of at least one (1) and at most (3) months prior to the issuance of option subject to a positive or a negative adjustments up to 20%. The exercise price could be adjusted based on the IGPM or in its absence, based on the index determined by the Committee.

The vesting period was from one (1) to seven (7) years, counted from the issuance date.

Unibanco Plan:

The exercise price was calculated based on the price on the market of the underlying shares at the BM&FBOVESPA trading sessions at the date of grant. The exercise price could be adjusted based on the IPCA inflation index

The vesting period was from two (2) to eight (8) years, counted from the issuance date.
Post-Acquisition Plan

On April 24, 2009, a new program was launched for Itaú Unibanco Holding (“New Itaú Unibanco Holding Plan”).

According to the new plan, the exercise price is calculated based on the average prices of preferred shares of Itaú Unibanco Holding at the BM&FBOVESPA trading sessions over the period of at least one (1) and at most (3) months prior to the issuance of option subject to a positive or a negative adjustments up to 20%. The exercise price is adjusted based on the IGPM or in its absence, based on the index determined by the Personnel Committee.

The vesting period is from one (1) to seven (7) years, counted from the issuance date.

II – Partners’ Plan

Executives selected to participate in this plan may invest a percentage of their cash bonus to acquire preferred shares of Itaú Unibanco Holding (“Own Shares”) or to acquire an instrument that gives the right to receive preferred shares of Itaú Unibanco Holding (“Share-Based Instrument”). Own shares acquired and Share-Based Instruments are restricted and cannot be sold, pledged or transferred for a period of 3 to 5 years from the purchase date and the executive is exposed to changes in its the fair value of the instruments. Share-Based Instruments give the right to receive one preferred share of Itaú Unibanco Holding after certain vesting conditions are met. Upon purchase of Own Shares and/or Share-Based Instruments, an award is granted (“Partners' Options”) to receive, with no payment of exercise price in cash, a quantity of preferred shares of Itaú Unibanco Holding upon meeting the same vesting conditions of Share-Based Instruments. Vesting periods of Partners’ Options or Share-Based Instruments is from 1 to 7 years, vesting conditions may include a performance condition.

The acquisition price of Own Shares and Share-Based Instruments is established every six months and it is equivalent to the average preferred share of Itaú Unibanco Holding quotation at the BM&FBOVESPA trading sessions in the 30 days prior to the determination of said price.

Title to the shares received after the vesting period of the Partners’ Options should be held by the beneficiary, without any lien or encumbrance, for periods from 5 to 8 years, counted from the acquisition of the Own Shares or of the Share-Based Instrument or upon termination.

Unibanco also had a plan called Program for Partners, according to which the executives selected to participate in such program could invest a percentage of their bonus in the acquisition of preferred shares of Unibanco and Unibanco Holdings, which should be held by them for a term from 3 to 5 years. Depending on the percentage of the bonus invested for acquisition of shares, a certain number of additional shares were granted (Bonus Shares) with no exercise price. The original vesting periods of these awards were from 3 to 5 years. In April 2009, the Extraordinary Stockholders’ meeting of Itaú Unibanco Holding approved the exchange of the original awards for replacement awards as described above.
c)     Quantitative information

I – Simple Stock Options

As of December 31, 2010, changes in the Simple Stock Options are summarized in the following table:

	Number of options	Weighted average exercise price
Option outstanding at the beginning of the year	61,145,491	25.46
Options granted	7,549,166	41.48
Options exercised	(13,038,777)	20.59
Options forfeited	(538,426)	31.04
Options outstanding at end of the year	55,117,454	31.38
Options exercisable as of the year-end	12,744,501	24.12

All Simple Stock Options are liability-classified awards that were remeasured at their fair value as of December 31, 2010 and 2009, and total liability amounted to R $ 525 and R $ 618, respectively.

Compensation expenses related to the Simple Stock Options amounted to R $ 138, R $ 595 and R $ (181) for the years ended December 31, 2010, 2009 and 2008, respectively. As of December 31, 2010, the compensation cost to be allocated in future periods is R $ 317 and its weighted average allocation period is approximately 3 years.

The total intrinsic values of the options exercised during the years ended December 31, 2010, 2009 and 2008 were R $ 257, R $ 301 and R $ 248, respectively. The cash received upon the exercise of the option were R $ 268, R $ 278 and R $ 107, respectively.

As of December 31, 2010, the aggregate intrinsic value of exercisable Simple Stock Options was R $ 200 and its weighted average remaining contractual term were approximately 32 months.

The weighted average fair value at grant date was estimated for the shares granted in the years ended December 31, 2010, 2009 and 2008 at R $ 11.88, R $ 18.63 and R $ 10.40 per share, respectively.

The fair value of these options is calculated based on a binominal option-pricing model, which takes into consideration the vesting periods for each different stock option. As the exercise price is adjusted for inflation rates, we adopted the real market interest rate as the risk-free interest rate assumption. Finally, dividends are based on historic payment of dividends in recent periods.

The weighted average assumptions adopted for December 31, 2010, 2009 and 2008 are shown below:

·       weighted historical volatility of 30.23%, 30.52% and 24.67%;
·       expected dividend yield of 3.13%, 3.02% and 3.50%;
·       annual risk-free interest rate of 5.95%, 6.40% and 6.78%;
·       expected total average lives of eight, seven and eight years.
II – Partners’ Plan

As of December 31, 2010 changes in Partners’ options and Share-based instruments are summarized in the following table:

Number of options
Awards outstanding at the beginning of the year	4,301,212
Awards granted	7,091,912
Awards exercised	(340,340)
Awards forfeited	(187,031)
Awards outstanding at end of the year	10,865,753
Awards exercisable as of the year-end	-

All Partners' options and Share-Based Instruments are equity awards as of December 31, 2010 and 2009.

Compensation expenses related to the Partners' options and Share-Based Instruments amounted to R $ 60 and R $ 23 for the years ended December 31, 2010 and 2009. As of December 31, 2010, the compensation cost to be allocated in future periods is R $ 264 and its weighted average allocation period is approximately 5 years.

The weighted average fair value of the Partners' options at grant date was estimated for the shares granted in the year ended December 31, 2010 and 2009 at R $ 35.01 and R $ 18.08, per share, respectively.

The weighted average fair value of the Share-Based Instruments at grant date was estimated for the shares granted in the year ended December 31, 2010 at R $ 39.90 per share.

The fair value of the Partners' options is the grant-date quoted market price of the preferred shares of Itaú Unibanco Holding, reduced by the dividend yield, since the beneficiaries are not entitled to receive dividends upon vesting.

The fair value of the Share-Based Instruments is the grant-date quoted market price of the preferred shares of Itaú Unibanco Holding, less the cash price paid by the beneficiaries. The cash received upon the purchase of the Share-Based Instruments was R $ 62 in 2010.

FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2010
FAIR VALUE OF FINANCIAL INSTRUMENTS
NOTE 27 – FAIR VALUE OF FINANCIAL INSTRUMENTS

ASC 825-10-50-10 "Disclosures about Fair Value of Financial Instruments", requires disclosure of fair value information of financial instruments, whether or not recognized in the consolidated balance sheet, for which it is practicable to estimate such fair value and defines a financial instrument as cash, evidence of ownership interest in an entity or a contractual obligation or right that will be settled with another financial instrument. ASC 820 sets out additional disclosure requirements which are presented in Note 28.

ASC 825-10-50-10 excludes certain financial instruments and all non-financial instruments, including intangible assets, from its disclosure requirements.

The following table summarizes the carrying and the estimated fair values for financial instruments:

	Carrying value		Estimated fair value
	12/31/2010	12/31/2009	12/31/2010	12/31/2009
Financial assets
Assets for which fair value approximates carrying value	266,095	149,467	266,095	149,467
Interest-bearing deposits in other banks	57,566	89,085	57,574	89,128
Available-for-sale securities	44,636	41,263	44,636	41,263
Held-to-maturity securities	2,506	1,762	3,110	2,124
Loans and leases, net of allowance for loan and lease losses	278,031	225,768	278,222	226,135
Financial liabilities
Liabilities for which fair value approximates carrying value	296,669	214,126	296,669	214,126
Interest-bearing deposits	176,221	165,024	176,141	164,983
Long-term debt	84,768	58,976	84,617	58,812
Off-balance sheet financial instruments
Standby letters of credit	756	1,207	435	349
Guarantees	37,618	31,234	108	68

The methods and assumptions to estimate the fair value are set forth below:

a) Cash and due from banks, including restricted cash, securities purchased under resale agreements and Central Bank compulsory deposits - The carrying amount reported in the consolidated balance sheet for these instruments approximates their fair value.

b) Interest-bearing deposits in other banks - We estimate the fair value of interest-bearing deposits in other banks by discounting estimated cash flows using as input interest market rates.

c) Trading assets, including derivatives, Available-for-sale securities and Held-to-maturity securities – The description of the method and criteria adopted for determining the fair values of these securities and derivatives is included in Note 28.

d) Loans and leases - Fair values are estimated for groups of loans with similar financial and risk characteristics using valuation models. The fair value of fixed-rate loans was determined by discounting estimated cash flows using interest rates approximating our current rates for similar loans. For most variable rate loans, the carrying amounts were considered to approximate fair value. The fair value for performing loans was calculated by discounting the scheduled principal and interest cash flows through maturity at the rates indicated above. The fair value for impaired loans was based on discounting estimated cash flows using a rate commensurate with the risk associated with the estimated cash flows, or the underlying collateral. Assumptions regarding cash flows and discount rates are determined using available market information and specific borrower information.
e) Non-interest bearing deposits, Securities sold under repurchase agreements, Short-term borrowings and Investment Contracts - The fair value disclosed for demand deposits is, by ASC 825-10- 50-10 definition, equal to the amount payable on demand at the reporting date which equals its carrying value as well as for investment contracts. The carrying values of securities sold under repurchase agreements, trade lines and other short-term borrowings approximate fair value of such instruments.

f) Interest-bearing deposits – Fair value for time deposits with variable rates was considered to approximate carrying value. Fair value for time deposits with fixed rates was estimated using a discounted cash flow calculation that applies interest rates offered by us at the respective balance sheet date.

g) Long-term debt - Their fair value is estimated using discounted cash flows through interest rates offered in the market for similar instruments. These interest rates are obtained from different feeders (usually Bloomberg) from which are derived the risk free yield curve and the spread over the risk free curve observed for similar instruments.

h) Off-balance sheet financial instruments and derivatives - The fair value of standby letters of credit and guarantees was based on fees currently charged for similar agreements or on the estimated cost to terminate the agreements or otherwise to settle the obligations with counterparties. The fair value of derivatives not designated as hedges is included in trading assets or other liabilities as described in Note 2f, and the fair value of derivatives designated as hedge is included in other assets. See Note 29 for the notional value and estimated fair value of our derivative financial instruments.

FAIR VALUE MEASUREMENTS AND ADDITIONAL DISCLOSURES ON FAIR VALUE HIERARCHY	12 Months Ended
Dec. 31, 2010
FAIR VALUE MEASUREMENTS AND ADDITIONAL DISCLOSURES ON FAIR VALUE HIERARCHY
NOTE 28 – FAIR VALUE MEASUREMENTS AND ADDITIONAL DISCLOSURES ON FAIR VALUE HIERARCHY

In accordance with ASC - 820, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date and could be measured for a particular asset or liability and, thus, should incorporate its specific characteristics, such as condition, location, and restrictions, if any. In some cases, the fair value measurement will be applied to a standalone asset or liability or a group of related assets and/or liabilities.

Itaú Unibanco Holding established and documented the process for determining fair values. There is an independent group responsible for approving methodologies and pricing models. The fair value is calculated by two independent areas, one responsible for the valuation of Itaú BBA’s products and the other responsible for the valuation of all other products of the group. Monthly, an independent model review group reviews valuation models and approves them for use for specific products.

Fair value is based upon quoted market prices, where available. If listed prices or quotes are not available, fair value is based upon valuation methodologies generally accepted in the financial services markets and in certain circumstances, internally developed models. The valuation methodologies and internally developed models prioritize the use, as inputs, of market-based or independently sourced market parameters, including yield curves, interest rates, volatility, and foreign exchange rates. We further describe the methodologies used for our securities and derivatives classified as Level 2 or Level 3 subsequently in this Note.

Additionally, valuation adjustments may be required to ensure that financial instruments are recorded at fair value, with these potential adjustments related to counterparty credit quality and Itaú Unibanco Holding’s own creditworthiness.

•	Valuation adjustments are necessary when the market value does not incorporate the quality of the counterparty credit risk.

•
In the case of financial derivatives, a significant portion of Itaú Unibanco Holding’s derivatives are traded at the BM&F and another smaller portion at foreign stock exchanges, and for these derivatives there is no need for valuation adjustments. Other derivatives are registered in the Câmara de Custódia e Liquidação (CETIP) for OTC contracts in Brazil. Usual market practices in valuation of OTC derivatives are to use inputs assuming the same credit risk of the counterparties. After considering guarantees, collaterals, rights to offset and other credit factors, we identify and incorporate credit risk adjustment when determining fair value.

Fair value hierarchy

To increase consistency and comparability in fair value measurements, Itaú Unibanco Holding prioritizes market inputs in valuation techniques. There are three broad levels to the fair value hierarchy of inputs to fair value (Level 1 being the highest priority and Level 3 the lowest priority) as defined by ASC - 820:

Level 1: Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets. An active market is a market in which transactions for the asset or liability being measured occur often enough and with sufficient volume to provide pricing information on an ongoing basis.

Level 2: Inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly.  Level 2 generally includes : (i) quoted prices for similar assets or liabilities in active markets; (ii) quoted prices for identical or similar assets or liabilities in markets that are not active, that is, markets in which there are few transactions for the asset or liability, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly; (iii) inputs other than quoted prices that are observable for the asset or liability (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, etc.); (iv) inputs that are derived principally from or corroborated by observable market data through correlation or by other means.

Level 3: Inputs are unobservable for the asset or liability. Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date.

We present below a description of Itaú Unibanco Holding’s pricing methodologies related to the financial instruments measured at fair value, including the classification in the three levels described above:

Securities:

Level 1: Highly liquid securities with prices available in an active market are classified in level 1 of the fair value hierarchy. In this level were classified the vast majority of Brazilian Governments Securities (mainly LTN, LFT, NTN-B, NTN-C and NTN-F), other foreign government securities, stocks and debentures publicly traded, and other securities traded in an active market.

Level 2: Where pricing information is not available for a specific security, the valuation is generally based upon quoted market prices of similar instruments, pricing information using pricing services, such as Bloomberg, Reuters and brokers (only when they represent effective transactions) or discounted cash flows, that use as inputs information derived from assets actively traded in an active market. These securities are classified in level 2 of the fair value hierarchy and are composed of certain Brazilian government securities, debentures and some government securities quoted in a less liquid market than those classified in level 1 and some prices for shares in investment funds. Itaú Unibanco Holding does not hold positions in alternative investment funds or in private equity funds.

Level 3: When there is no pricing information in an active market, Itaú Unibanco Holding uses internally developed models, based on curves derived from proprietary models.  In level 3 are classified some Brazilian government securities (mainly NTN-I, NTN-A1, TDA and CVS), securities usually not traded in an active market, CRIs, and shares in receivable investment funds and other funds where a sufficient level of observable activity (purchases and sales) is not observed.

Derivatives:

Level 1: Derivatives traded on exchanges are classified in level 1 of the hierarchy. Interest rate forwards, and traded derivatives on currencies and WTI have been classified in level 1.

Level 2: For derivatives not traded on exchanges, Itaú Unibanco Holding estimates the fair value using a series of techniques such as Black&Scholes, Garman & Kohlhagen, Monte Carlo or even discounted cash flow models commonly used in the financial market. Derivatives included in level 2 are credit default swaps, cross currency swaps, interest rate swaps, plain vanilla options, some forwards and generally all swaps. All models used by Itaú Unibanco Holding are widely accepted in the financial services industry and reflect the contractual terms of the derivative. Considering that many of these models do not contain a high level of subjectivity, since the methodologies used in the models do not require significant judgment, and inputs to the model are observable from actively quoted markets, these products were classified within level 2 of the valuation hierarchy.

Level 3: Derivatives with fair values based on non-observable inputs in an active market were classified in level 3 of the fair value hierarchy and are composed of exotic options, some forwards, swaps indexed with nonobservable inputs and swaps with other products, such as swaptions and target forwards. These products have their valuation derived from historical volatility.

All methodologies described above for valuation may result in a fair value that may not be indicative of the net realizable value or of future fair values. However, Itaú Unibanco Holding believes that all methodologies used are appropriate and consistent with other market players.  Nevertheless, the use of other methodologies or the use of different assumptions for determining fair value may result in different estimates of the fair values at the reporting date.

The following table presents the financial instruments carried at fair value as of December 31, 2010 and 2009 by caption on the consolidated balance sheet and classified in the ASC – 820 valuation hierarchy categories (as described above):

Level distribution

The following table sets forth the Levels of Risk as of December 31, 2010 and 2009 for our trading assets and available-for-sale securities.

(in millions of R $)
	12/31/2010				12/31/2009
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Trading assets	83,589	55,760	654	140,003	26,685	46,325	519	73,529
Investment funds	-	47,304	-	47,304	-	39,347	-	39,347
Brazilian federal government securities	69,600	61	-	69,661	23,572	413	-	23,985
Brazilian government external debt securities	667	-	-	667	222	-	-	222
Government debt securities – other countries	9,036	317	-	9,353	937	121	-	1,058
Argentina	293	-	-	293	179	-	-	179
United States	8,714	-	-	8,714	748	-	-	748
Mexico	29	-	-	29	10	-	-	10
Russia	-	45	-	45	-	-	-	-
Chile	-	248	-	248	-	77	-	77
Uruguay	-	24	-	24	-	30	-	30
Other	-	-	-	-	-	14	-	14
Corporate debt securities	2,461	786	157	3,404	815	1,320	91	2,226
Marketable equity securities	1,825	-	-	1,825	1,139	3	-	1,142
Derivative financial instruments - assets	-	7,292	497	7,789	-	5,121	428	5,549
Options	-	1,684	68	1,752	-	1,641	178	1,819
Swaps	-	2,982	5	2,987	-	2,665	235	2,900
Credit derivatives	-	-	261	261	-	-	15	15
Forwards	-	2,060	-	2,060	-	378	-	378
Other derivatives	-	566	163	729	-	437	-	437
Available-for-sale securities	21,498	21,492	1,646	44,636	17,179	22,013	2,071	41,263
Investment funds	-	770	-	770	-	1,259	-	1,259
Brazilian federal government securities	10,523	-	320	10,843	14,098	11	334	14,443
Brazilian government external debt securities	4,718	-	-	4,718	1,980	-	-	1,980
Government debt securities – other countries	679	3,880	-	4,559	17	7,226	-	7,243
Portugal	-	-	-	-	-	26	-	26
United States	679	-	-	679	17	-	-	17
Austria	-	-	-	-	-	213	-	213
Denmark	-	2,016	-	2,016	-	1,971	-	1,971
Spain	-	734	-	734	-	1,093	-	1,093
Korea	-	236	-	236	-	1,757	-	1,757
Chile	-	453	-	453	-	1,274	-	1,274
Paraguay	-	256	-	256	-	417	-	417
Uruguay	-	185	-	185	-	475	-	475
Corporate debt securities	4,205	16,842	1,326	22,373	804	14,425	1,737	14,966
Marketable equity securities	1,373	-	-	1,373	280	1,092	-	1,372

The following table sets forth the Levels of Risk as of December 31, 2010 and 2009 for our derivative liabilities.

(in millions of R $)
	12/31/2010				12/31/2009
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Derivative financial instruments - liabilities	(47)	(6,264)	(363)	(6,674)	(25)	(4,896)	(1,360)	(6,281)
Options	-	(2,814)	(230)	(3,044)	-	(1,733)	(987)	(2,720)
Forwards	-	(1,188)	-	(1,188)	-	(547)	-	(547)
Swaps	-	(2,011)	(6)	(2,017)	-	(2,108)	(236)	(2,344)
Credit derivatives	-	(8)	(119)	(127)	-	-	(106)	(106)
Futures	(47)	-	(8)	(55)	(25)	-	-	(25)
Other derivatives	-	(243)	-	(243)	-	(508)	(31)	(539)

Changes in Level 3 recurring fair value measurements

The tables below include a rollforward of the balance sheet amounts for the years ended December 31, 2010, 2009 and 2008 (including the change in fair value), for financial instruments classified by Itaú Unibanco Holding within level 3 of the valuation hierarchy. Accordingly, the gains and losses in the table below include changes in fair value due in part to observable factors that are part of the valuation method.

	Fair value as of 12/31/2009	Total gains or losses (realized/ unrealized)	Purchases, issuances and settlements	Transfers in and/or out of Level 3	Fair value as of 12/31/2010	Total gains (losses) related to assets and liabilities still held at the reporting date
Trading assets	91	23	43	-	157	(55)
Corporate debt securities	91	23	43	-	157	2
Derivative financial instruments (Assets and Liabilities)	(932)	245	821	-	134	(57)
Options	(809)	58	590	-	(162)	1
Swaps – differential receivable	(1)	-	-	-	(1)	-
Credit derivatives	(91)	92	141	-	142	9
Futures	-	203	(211)	-	(8)	(9)
Other derivatives	(31)	(107)	301	-	163	(58)
Available-for-sale securities	2,071	20	(455)	-	1,635	38
Brazilian federal government securities	334	(14)	-	-	320	31
Corporate debt securities	1,737	33	(455)	-	1,315	7

	Fair value as of 01/01/2009	Obtained in the acquisition of Unibanco	Total gains or losses (realized/ unrealized)	Purchases, issuances and settlements	Transfers in and/or out of Level 3	Fair value as of 12/31/2009	Total gains (losses) related to assets and liabilities still held at the reporting date
Trading assets (1)	443	-	4	(31)	(325)	91	-
Investment funds	201	-	-	-	(201)	-	-
Brazilian federal government securities	101	-	4	(14)	(91)	-	-
Government debt securities – other countries	30	-	-	-	(30)	-	-
Argentina	30	-	-	-	(30)	-	-
Corporate debt securities	109	-	-	(17)	(1)	91	-
Marketable equity securities	2	-	-	-	(2)	-	-
Derivative financial instruments (Assets and Liabilities) (1)	1,004	132	113	(1,977)	(204)	(932)	(624)
Options	(133)	5	407	(1,088)	-	(809)	(702)
Swaps	928	109	(390)	(700)	52	(1)	91
Credit derivatives	-	18	116	(176)	(49)	(91)	(13)
Futures	207	-	-	-	(207)	-	-
Other derivatives	2	-	(20)	(13)	-	(31)	-
Available-for-sale securities (2)	6,925	302	6	(536)	(4,626)	2,071	(24)
Investment funds	785	-	-	-	(785)	-	-
Brazilian federal government securities	229	-	(63)	182	(14)	334	(18)
Government debt securities – other countries	1	-	-	-	(1)	-	-
Argentina	1	-	-	-	(1)	-	-
Corporate debt securities	5,897	302	(14)	(718)	(3,730)	1,737	(6)
Marketable equity securities	13	-	83	-	(96)	-	-

(1) Realized and unrealized gains and losses are recorded in the statement of income in "Trading income (losses), net".
(2) Realized gains and losses are recorded in the statement of income, in "Net gain(loss) on available-for-sale securities", and unrealized gains and losses are recordered in "Net unrealized gains (losses) on available-for-sale securities, net of taxes", in a separate account of Stockholders' Equity".

	Fair value at 01/01/2008	Total gains or losses (realized/unrealized)	Purchases, issuances and settlements	Transfers in and/or out of Level 3	Fair value at 31/12/2008	Total gains or (losses) relating to assets and liabilities still held at reporting date
Trading assets	874	233	(664)	-	443	60
Derivative financial instruments, net	(215)	2,928	(1,709)	-	1,004	1,037
Available-for-sale securities	2,795	162	3,985	(17)	6,925	126

In 2010 and 2009 there were no reclassifications from Level 1 or 2 to Level 3 and no significant transfers between level 1 and level 2. However, in 2009 certain instruments were reclassified from Level 3 to Level 2 due to: (i) the existence of yield curves for longer periods observable in the market, and (ii) our reassessment of credit risk not observable in the market and our conclusion that the impact of such non observable input is not relevant to the overall fair value of certain instruments.

DERIVATIVE FINANCIAL INSTRUMENTS AND FINANCIAL INSTRUMENTS RELATED TO CREDIT	12 Months Ended
Dec. 31, 2010
DERIVATIVE FINANCIAL INSTRUMENTS AND FINANCIAL INSTRUMENTS RELATED TO CREDIT
NOTA 29 – DERIVATIVE FINANCIAL INSTRUMENTS AND FINANCIAL INSTRUMENTS RELATED TO CREDIT

a) Derivatives - General

We enter into financial derivative instruments with various counterparts to manage our overall exposures and to assist our customers in managing their own exposures.

Futures - Interest rate and foreign currency futures contracts are commitments to buy or sell a financial instrument at a future date, at a contracted price or yield and may be settled in cash or through delivery. The notional amount represents the face value of the underlying instrument. Commodity future contracts are commitments to buy or sell commodities (mainly gold, coffee and orange juice), at a future date, at a contracted price, which are settled in cash. The notional amount represents the quantity of such commodities multiplied by the future price at the date of the agreement. Daily cash settlements of price movements are made for all instruments.

Forward - Interest forward agreements are contracts to exchange payments on a specified future date, based on a market change in interest rates from trade date to contract settlement date. Foreign exchange forward contracts represent agreements to exchange the currency of one country for the currency of another country at an agreed price, on an agreed settlement date. Forwards contracts are commitments to buy or sell a financial instrument on a future date at an agreed-upon price and are settled in cash.

Swaps - Interest rate and foreign exchange swap contracts are commitments to settle in cash at a future date or dates, based on differentials between specified financial indices (either two different interest rates in a single currency or two different rates each in a different currency), as applied to a notional principal amount. Swap agreements presented in Other in the table below correspond substantially to inflation rate swap contracts.

Options - Option contracts give the purchaser, for a fee, the right, but not the obligation, to buy or sell within a limited time a financial instrument or other asset including a flow of interests, foreign currencies, commodities, or equity instruments at a contracted price that may also be settled in cash, based on differentials between specific indices.

Credit Derivatives – Credit derivatives and derivative instruments which value is dependent on the credit risk associated to the debt issued by a third party (the reference entity) which permits that one party (the purchaser of the protection) transfer the risk to the counterparty (the seller of the protection). The seller should make payments as set forth in the agreement when the reference entity undergoes a credit event, such as bankruptcy, default or debt restructuring. The seller receives a premium for the protection, but, on the other hand, assumes the risk that if the underlying asset referenced in the agreement undergoes a credit event, then the seller would have to make the payment to the purchaser of hedge, which could be the notional amount of the credit derivative.

The market and credit risk associated to these products, as well as operating risks, are similar to those related to other types of financial instruments. Market risk is the exposure created by potential fluctuation in interest rates, foreign exchange rates, commodities quotation, prices quoted in securities market or other amounts, and it depends on the type of product, volume of operations, term and conditions of the agreement and underlying volatility.

Credit risk is the exposure to loss in the event of non-performance by the counterparty to the transaction.  The credit risk exposure to future contracts is minimized due to daily cash settlements. Swap contracts expose us to credit risk in the event of potential inability or unwillingness of the counterparty to perform according to the contractual terms. Our total credit exposure with respect to swaps is R $ 2,012 and R $ 1,674 at December 31, 2010 and 2009, respectively. We are exposed to credit risk to the extent of premiums paid on purchased options. The total credit exposure associated with purchase options totaled R $ 828 and R $ 975 at December 31, 2010 and 2009, respectively. The recognition in earnings of unrealized gains on these transactions is dependent on management's assessment as to collectibility.

See Note 28 for a description of the criteria used to determine the fair value of derivatives.

	Memorandum accounts		Balance sheet accounts
	Notional amounts	Notional amounts	Carrying value	Carrying value
	12/31/2010	12/31/2009	12/31/2010	12/31/2009
Interest rate products	2,628,747	1,888,447	1,625	476
Futures contracts	262,847	182,997	(32)	(4)
Purchase commitments	117,641	88,852	140	19
Sale commitments	145,206	94,145	(172)	(23)
Swap agreements	114,940	119,978	1,323	680
Asset position	61,263	62,528	2,984	2,519
Liability position	53,677	57,450	(1,661)	(1,839)
Options	2,243,675	1,579,785	(143)	(91)
Purchase commitments	1,180,676	850,060	761	1,206
Sale commitments	1,062,999	729,725	(904)	(1,297)
Forward contracts	839	1,294	(19)	11
Purchase commitments	539	839	63	92
Sale commitments	300	455	(82)	(81)
Credit derivatives	5,748	4,363	135	(90)
Purchase commitments	2,622	1,617	256	12
Sale commitments	3,126	2,746	(121)	(102)
Other	698	30	361	(30)
Purchase commitments	698	-	374	-
Sale commitments	-	30	(13)	(30)
Foreign exchange products	160,231	209,408	(1,085)	(607)
Futures contracts	21,185	22,099	(14)	(4)
Purchase commitments	8,128	3,160	-	22
Sale commitments	13,057	18,939	(14)	(26)
Swap agreements	21,987	22,492	(333)	(196)
Asset position	7,378	9,820	(5)	295
Liability position	14,634	12,672	(328)	(491)
Options	80,459	145,350	(215)	(137)
Purchase commitments	37,198	80,571	792	527
Sale commitments	43,261	64,779	(1,007)	(664)
Forward contracts	35,880	11,809	(531)	(190)
Purchase commitments	13,121	5,150	556	276
Sale commitments	22,759	6,659	(1,087)	(466)
Credit derivatives	76	137	-	(1)
Purchase commitments	54	137	1	1
Sale commitments	22	-	(1)	(2)
Other	619	7,521	8	(79)
Purchase commitments	259	3,234	191	420
Sale commitments	360	4,287	(183)	(499)
Commodities	4,762	7,690	1	19
Futures contracts	2,132	6,403	(9)	(17)
Purchase commitments	84	64	33	(12)
Sale commitments	2,048	6,339	(42)	(5)
Swap agreements	397	195	(22)	(9)
Asset position	219	89	5	5
Liability position	178	106	(27)	(14)
Options	1,966	612	1	27
Purchase commitments	1,197	371	52	38
Sale commitments	769	241	(51)	(11)
Forward contracts	267	254	29	10
Purchase commitments	200	254	48	10
Sale commitments	67	-	(19)	-
Other	-	226	-	8
Purchase commitments	-	155	-	17
Sale commitments	-	71	-	(9)
Other	18	91	-	-
Futures contracts	10	11	-	-
Purchase commitments	1	2	-	-
Sale commitments	9	9	-	-
Swap agreements	8	58	-	-
Asset position	1	1	-	-
Liability position	7	57	-	-
Credit derivatives	-	22	-	-
Purchase commitments	-	22	-	1
Sale commitments	-	-	-	(1)
Equity products	17,102	7,999	(394)	(619)
Futures contracts	5,875	5,276	-	-
Purchase commitments	1,645	2,132	-	-
Sale commitments	4,230	3,144	-	-
Swap agreements	61	138	2	81
Asset position	32	131	3	81
Liability position	29	7	(1)	-
Options	5,871	2,575	(935)	(700)
Purchase commitments	4,181	1,812	147	48
Sale commitments	1,690	763	(1,082)	(748)
Forward contracts	1,419	-	1,393	-
Purchase commitments	1,419	-	1,393	-
Sale commitments	-	-	-	-
Credit derivatives	878	10	(1)	-
Purchase commitments	227	10	4	1
Sale commitments	651	-	(5)	(1)
Other	2,998	-	117	-
Purchase commitments	2,438	-	164	-
Sale commitments	560	-	(47)	-
Assets			7,789	5,549
Liabilities			(6,674)	(6,281)
Total			1,115	(732)

b) Derivatives used for hedge accounting

We use certain derivative futures contracts traded in stock exchange as hedge instruments in a strategy of cash flow hedge. All hedge relationships were designated in the last quarter of 2008, and maturities of derivatives will occur between 2012 and 2014.

This hedge strategy aims at protecting changes in cash flow of interest payments at a variable rate of  Subordinated CDBs attributable to changes in 100% of the CDI rate. CDI rate is considered the reference rate in the Brazilian financial market and it is set on a daily basis. The hedge strategy makes the cash flow constant regarding the variability of CDI rate. To protect the variability of future cash flow of interest payments, Itaú Unibanco Holding uses DI Futures contracts at BM&F BOVESPA. In the DI Futures contract, a net payment is made for the difference between the notional amount multiplied by the CDI rate, and the notional amount multiplied by a fixed rate.

To evaluate the effectiveness and to measure the ineffectiveness of such strategy,  Itaú Unibanco Holding uses the dollar offset method on a cumulative basis. By using this method, Itaú Unibanco Holding adopts the hypothetical derivative method  established by DIG G 7 "Cash Flow Hedges: Measurement of Ineffectiveness of Cash Flow Hedge pursuant to Paragraph 30(b) when the Short-Cut Method is not Applied”. The hypothetical derivative method is based on a comparison of change in the fair value of a hypothetical derivative with terms identical to the critical terms of the variable-rate liability, and this change in the fair value is considered a proxy  of the present value of the cumulative change in the future cash flow expected for the hedged liability. The method of transferring deferred gains and losses from Accumulated Other Comprehensive Income (“AOCI”) to retained earnings is an effective interest rate method.

At December 31, 2010, the carrying amount of subordinated CDBs which future cash flows are being protected by this hedge strategy is R $ 14 and the notional amount of DI Futures of hedge instruments is R $ 11.

Derivatives in relationships of cash flow hedges	Amount of gain or (loss) recognized in AOCI in derivatives (effective portion)	Place where gain or (loss) reclassified from AOCI to income are recognized (effective portion)	Amount of gain or (loss) reclassified from AOCI to income (effective portion)	Place where gain or (loss) are recognized in income (ineffective portion)	Amount of gain or (loss) recognized in result of derivatives (ineffective portion)

Futures of interest rate	3	Trading income (losses), net	1	Trading income (losses), net	0

As of December 31, 2010, gain or loss related to the cash flow hedge expected to be reclassified from AOCI to income in the following 12 months is R $ 1.

During 2009, we have discontinued certain of our hedge relationships that no longer met the effectiveness requirements. No hedge relationship was discontinued in 2010.

No lack of effectiveness was recognized at December 31, 2010, since the accumulated loss in Futures DI used as hedge instruments did not exceed the cumulative change in future cash flows expected of the protected deposits.

c) Information on credit derivatives

Credit derivatives are financial instruments whose value derives from the credit risk associated with the debt issued by a third party (reference entity) and allow an entity (protection buyer) to transfer this risk to a counterparty (protection seller). The protection seller has to make payments pursuant to the contract when the reference entity undergoes a credit event, such as bankruptcy, default or composition with creditors. The protection seller receives a premium for the protection but, on the other hand, assumes the risk that the underlying instrument referred to in the contract may undergo a credit event and may have to make a payment to the protection buyer that can be as high as the reference value of the credit derivative.

Itaú Unibanco Holding buys and sells credit protection mainly related to public securities of the Brazilian government and private securities of Brazilian companies in order to meet the needs of its clients. When we sell credit protection, the exposure for a given reference entity may be partially or totally offset by the purchase of a credit protection contract from another counterparty for the same reference entity or similar entity. Credit derivatives for which we are protection sellers are credit default swaps, total return swaps and credit-linked notes. At December 31, 2010 and 2009, Itaú Unibanco Holding did not sell credit protection in the form of credit-linked notes.

Credit Default Swaps – CDS

CDS are credit derivatives in which, upon a credit event related to the reference entity pursuant to the terms of the contract, the protection buyer is entitled to receive, from the protection seller, an amount equivalent to the difference between the face value of the CDS contract and the fair value of the liability on the date the contract was settled, also known as the recovered value. The protection buyer does not need to hold the debt instrument of the reference entity for it to receive the amounts due pursuant to the CDS contract terms when a credit event occurs.

Total Return Swap – TRS

TRS is a transaction in which a party swaps the total return of a reference entity or of a basket of assets for regular cash flows, usually interest and a guarantee against capital loss.  In a TRS contract, the parties do not transfer the ownership of the assets.

The table below presents the portfolio of credit derivatives in which we sell protection to third parties, per maturity, and the maximum potential of future payments, gross of any guarantees, as well as its classification per instrument, risk and reference entity.
	Maximum potential of future payments, gross	Before 1 year	From 1 to 3 years	From 3 to 5 years	Over 5 years	Fair value as of December 31, 2010	Fair value as of December 31, 2009
By instrument
CDS	3,375	541	1,234	1,184	416	(119)	(103)
TRS	424	416	-	8	-	(8)	-
Total by instrument	3,799	957	1,234	1,192	416	(127)	(103)
By risk rating
Investment grade	3,799	957	1,234	1,192	416	(127)	(103)
Total by risk	3,799	957	1,234	1,192	416	(127)	(103)
By reference entity
Private entities	3,799	957	1,234	1,192	416	(127)	(103)
Total by entity	3,799	957	1,234	1,192	416	(127)	(103)

We evaluate the risk of credit derivative based on the credit ratings attributed to the reference entity, given by independent credit rating agencies. Investment grade are those entities which credit risk is rated as Baa3 or higher, as rated by Moody's, and BBB- or higher, according to the ratings of Standard & Poor’s and Fitch Ratings. The maximum potential loss that may be incurred with the credit derivative is based on the notional amount of the derivative. We believe, based on our historical experience, that the amount of the maximum potential loss does not represent the actual level of loss. This is because should there be an event of loss, the amount of maximum potential loss should be reduced from the notional amount by the recoverable amount.

The credit derivatives which are sold are not covered by guarantees, and during this period, we did not incur any loss related to any credit derivative contracts.

The following table presents the notional amount of purchased credit derivatives which underlying amounts are identical to those for which Itaú Unibanco Holding operates as seller of the hedge.

	12/31/2010			12/31/2009
	Notional amount of hedge sold	Notional amount of hedge purchased with identical underlying amount	Net position	Net position
CDS	(3,375)	2,902	(473)	1,320
TRS	(424)	-	(424)	-
Total	(3,799)	2,902	(897)	1,320

d) Financial instruments related to credit

Itaú Unibanco Holding uses financial instruments related to credit to meet the financial needs of its clients. Itaú Unibanco Holding issues credit granting commitments, standby letters of credit and other letters of credit and guarantees.

The following table summarizes the contractual amounts of financial instruments related to credit.

	12/31/2010	12/31/2009
Commitments to extend credit	179,912	157,443
Standby letters of credit	756	1,207
Guarantees	37,618	31,234

The contractual amount of financial instruments represent the maximum potential of credit risk in the event the counterparty does not meet the terms of the agreement. The vast majority of these commitments matures without being withdrawn. As a result, the total contractual amount does not represent our effective future exposure to credit risk or the liquidity needs arising from such commitments.

e) Financial guarantees

The following is a summary of the instruments that are considered to be financial guarantees in accordance with ASC 460:

	12/31/2010		12/31/2009
	Contract amount	Fair value	Contract amount	Fair value
Standby letters of credit (*)	756	435	1,207	349
Guarantees (1)	37,618	108	31,234	68
(*) Include guarantees with contract amount of R $ 17 as of December 31, 2010 (R $ 8 as of December 31, 2009) issued in favor of clients classified as clients under monitoring, in accordance with our internal classification.

Standby letters of credit and  guarantees are conditional lending commitments issued by us to guarantee the performance of a customer to a third party. Itaú Unibanco Holding typically has recourse to recover from the customer any amounts paid under these guarantees In addition, Itaú Unibanco Holding may hold cash or other highly liquid collateral to support these guarantees. The carrying value includes amounts deferred and recognized in income over the life of the contract and amounts accrued for inherent losses in accordance with ASC 450.

In connection with issuing securities to investors, Itaú Unibanco Holding may enter into contractual arrangements with third parties that may require it to make a payment to them in the event of a change in tax law or an adverse interpretation of tax law. Itaú Unibanco Holding may also enter into indemnification clauses when it sells a business or assets to a third party pursuant to which it indemnifies that third party for losses they may incur due to actions taken by Itaú Unibanco Holding prior to the sale It is difficult to estimate the maximum exposure under these indemnification arrangements since this would require an assessment of future changes in tax laws and future claims that may be made against Itaú Unibanco Holding that have not yet occurred.

In the ordinary course of its business, Itaú Unibanco Holding enters into contracts that contain indemnification provisions. These provisions require Itaú Unibanco to make payments to another party in the event that certain events occur. Many of these provisions call for Itaú Unibanco Holding to indemnify the other party against loss in the event that Itaú Unibanco fails to perform its own obligations under the contract. These performance guarantees are not subject to disclosure.

COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2010
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 30 – COMMITMENTS AND CONTINGENT LIABILITIES

a)	Assets under management

Itaú Unibanco Holding manages a broad range of investment funds and provides portfolio management services for pension funds, corporations, private banking customers and foreign investors.
These assets are not included in our consolidated balance sheet.

The investment policy for each fund domiciled in Brazil must be submitted to the Central Bank and to CVM for approval and each fund is regulated as to the type of investments it may make.

Portfolio management carried out by Itaú Unibanco Holding on behalf of pension plans, corporations, private banking customers and foreign investors is done on the basis of negotiated fees and investment parameters. Fees are generally charged as a percentage of assets under management and vary depending upon the debt/equity composition of the particular portfolio. In addition to the fees earned by Itaú Unibanco Holding as manager of the relevant investment fund or portfolio, we earn brokerage fees for transactions carried out in respect of the fund and portfolio assets.

b)	Contingent gains and losses

Itaú Unibanco Holding and its subsidiaries are involved in contingencies in the ordinary course of their businesses, as follows:

a)	Contingent gains: there are no contingent assets recorded.

b)	Contingent losses: The criteria to quantify contingencies are adequate in relation to the specific characteristics of civil, labor and tax lawsuits portfolios.

-	Civil lawsuits

Collective lawsuits (related to claims considered similar and whose amount is not considered significant): contingencies are determined on a monthly basis and the expected amount of losses is accrued according to statistical references that take into account the type of lawsuit and the characteristics of the legal body (Small Claims Court or Regular Court).

Individual lawsuits (related to claims with unusual characteristics or involving significant amounts): determined from time to time, based on the amount claimed and the likelihood of loss, which, in turn, is estimated according to the “de facto” and “de jure” characteristics related to such lawsuit. The amounts of losses which likelihood of loss is considered probable are accrued.

-	Labor claims

Collective lawsuits (related to claims considered similar and which each individual amount is not considered significant): The expected amount of loss is determined and accrued monthly by the moving average of payments in relation to lawsuits settled in the last 12 months, plus the average cost of fees. These are adjusted to the amounts deposited as guarantee for their execution when realized.

Individual lawsuits (related to claims with unusual characteristics or involving significant amounts): determined from time to time, based on the amount claimed and the likelihood of loss, which, in turn, is estimated according to the “de facto” and “de jure” characteristics related to such lawsuit. The amounts of losses which likelihood of loss is considered probable are accrued.

-	Tax and Social Security Lawsuits: are estimated upon judicial notification of administrative proceedings based on their adjusted amounts involved.
-	Contingencies classified as probable: are provided for in the financial statements and comprise:

-
Civil Lawsuits: The contingencies generally arise from reviewing agreements and demanding compensation for property damage and pain and suffering, and most of these actions are filed in the Small Claims Court and therefore limited to 40 minimum monthly wages.

The bank is also party to specific lawsuits with respect to charging understated inflation adjustment to savings accounts in connection with economic plans. The case law at the Federal Supreme Court is favorable to banks in relation to an economic phenomenon similar to savings, such as of adjustment of time deposits and contracts in general. In addition, the Superior Court of Justice has recently decided that the term for filing public civil actions with respect to understated inflation is five years.  In view of such decision, some of the lawsuits may be dismissed because they were filed after a five-year period.

We have provided for those lawsuits where we estimate the probability of loss is probable and when it can be reasonably estimated and we disclose above the amounts of those lawsuits initiated against Itaú Unibanco Holding for which probability of loss is possible.

-
Labor claims: Contingencies are related to lawsuits in which alleged labor rights based on labor legislation specific to the related profession, such as overtime, salary equalization, reinstatement, transfer allowance, pension plan supplement and other, are discussed.

-	Tax and social security: represented mainly by lawsuits and administrative proceedings involving federal and municipal taxes.

The table below shows the changes in the respective provisions for contingent liabilities and the respective escrow deposits balances:

	12/31/2010	12/31/2009
Opening balance (Note 18)	7,651	5,219
Balance arising from business combinations	-	2,989
(+) Reclassification	-	111
(-) Contingencies guaranteed by indemnity clauses (Note 2u)	(707)	(692)
Subtotal	6,944	7,627
Changes in the period reflected in income (Note 24b)	2,907	2,535
Interest and monetary correction	324	433
Increase	3,579	2,505
Reversal	(996)	(403)
Payments	(1,675)	(3,218)
Subtotal	8,176	6,944
(+) Contingencies guaranteed by indemnity clauses (Note 2u)	1,466	707
Closing balance (Note 18)	9,642	7,651
Escrow deposits (Note 14)	4,076	3,219

-
Contingencies classified as possible: they are not recognized in the financial statements and comprise Civil Lawsuits amounting to R $ 764 and Tax and social security lawsuits amounting to R $ 2,625; the principal characteristics of the most significant lawsuits are described below :

•	PIS and COFINS – request for offset dismissed - R $ 466: Cases in which the liquidity and the offset credit certainty are discussed.

•	ISS banking institutions – R $ 425: these are banking operations, which revenue may not be interpreted as price per service rendered and/or arise from activities not listed under a Supplementary Law;

•	INSS – Non-compensatory amounts – R $ 378: we defend the non-taxation of these amounts, mainly profit sharing, transportation vouchers and sole bonus.

•	PIS and COFINS – usufruct of quotas and shares - R $ 273: we discuss the adequate accounting and tax treatment for the amount received due to the onerous recognition of usufruct.

-
Taxes payable and challenged in court: We filed lawsuits related to taxes in which we challenge the position of federal, state or municipal governments based on grounds of illegality as unconstitutionality. We recognize a liability for the amounts due under the terms of the current law with respect to these lawsuits. The table below shows the changes in this liability and the respective escrow deposits:

	12/31/2010	12/31/2009

Opening balance (Note 18)	6,337	6,155
Balance arising from business combinations	-	3,003
Reclassification	-	(111)
Changes in the period reflected in income	693	2,100
Interest and monetary correction	308	849
Increase	769	2,182
Reversal	(384)	(931)
Payments (*)	(1,936)	(4,810)
Closing balance (Note 18)	5,094	6,337
Escrow deposits (Note 14)	3,708	4,127
(*) In November 2009, Itaú Unibanco Holding and its subsidiaries applied to the Fiscal Recovery Program (REFIS), established by Law n° 11,941/09 and Provisional Measure, N° 449/2009. REFIS has the purpose of allowing to settle tax debt through a special mechanism for paying and refinancing tax and social security liabilities. The general conditions of the effects of applying to REFIS include the possibility to pay amounts under REFIS in 180 monthly installments or in one single installment as well as reductions in the amounts of penalties and late payment interest. As allowed by the program additional tax debts were added to the program during 2010. The application has resulted in an effect of R $ 145 in net income recognized during the year ended December 31, 2010 (R $ 291 for the year ended December 31, 2009). Payments made for debts included in the REFIS program amounted to R $ 1,891 for the year ended December 31, 2010 (R $ 1,952 for the year ended December 31, 2009).

The main discussions related to taxes payable and challenges in court are described as follows:

•	PIS and COFINS – Calculation basis – R $ 2,356: we defend the levy of contributions on revenue, defined as revenue from sales of assets and services. The corresponding escrow deposit totals R $ 962.

•
PIS – R $ 350 – Principles of anteriority, anteriority over 90 days and non-retroactivity: we request the rejection of Constitutional Amendments No. 10/96 and No. 17/97 in view of the principles of anteriority and non-retroactivity, aiming at the payment based on Supplementary Law No. 07/70. The corresponding escrow deposit totals R $ 61.

•
INSS – R $ 253 – Service providers that are individuals and management members: we request the non-levy of taxes on payment to service providers that are individuals and management members, set forth by Supplementary Law No. 84/96, by alleging its unconstitutionality. The corresponding escrow deposit totals R $ 229.

-
Guarantee of Voluntary Resources: Securities amounting to R $ 1,516 (R $ 1,061 at December 31, 2009), Escrow Deposits amounting to R $ 3,300 (R $ 3,234 at December 31, 2009) (Note 14), and premises and equipment amounting to R $ 714 (R $ 769 at December 31, 2009), according to article 32 of Law No. 10,522/02 are pledged in guarantee of voluntary appeals related to lawsuits with respect to contingent liabilities. As a result of the unconstitutionality lawsuit No. 1,976, the Federal Supreme Court ruled unconstitutional the requirement of guarantees for voluntary appeals on April 10, 2007. The Bank has requested the Federal Revenue Service to release those pledges.

-
Receivables from reimbursement of contingent liabilities: The balance of receivables arising from reimbursements of contingencies totals R $ 1,784 (R $ 1,114 at December 31, 2009) (Note 14), basically represented by the guarantee in the Banerj privatization process occurred in 1997, in which the State of Rio de Janeiro created an escrow account to guarantee the potential payments under civil, labor and tax contingencies.

According to the opinion of the legal advisors, Itaú Unibanco Holding is not involved in any other administrative proceedings or lawsuits that may significantly affect its consolidated financial position.
c)	Other commitments

Itaú Unibanco Holding leases many properties, for use in its operations, under standard real estate leases that normally can be cancelled at its option and include renewal options and escalations clauses. No lease agreement imposes any restriction on our ability to pay dividends, engage in debt or equity financing transactions, or enter into further lease agreements

Minimum payments of services provided by third parties and leases which are non-cancelable as of December 31, 2010 are as follows:

2011	802
2012	680
2013	538
2014	456
2015	351
Thereafter 2016	846
Total minimum payments required	3,673

Total rental expenses were (Note 23), R $ 841, R $ 795 and R $ 394 for the years ended December 31, 2010, 2009 and 2008, respectively.

REGULATORY MATTERS	12 Months Ended
Dec. 31, 2010
REGULATORY MATTERS
NOTE 31 – REGULATORY MATTERS

Itaú Unibanco Holding is subject to regulation by the Central Bank which issues directions and instructions regarding currency and credit policies for financial institutions operating in Brazil. The Central Bank also determines minimum capital requirements, fixed assets limits, lending limits, accounting practices and compulsory deposit requirements, and requires banks to comply with regulation based on the Basel Accord as regards to capital adequacy. Furthermore, the National Council of Private Insurance (CNSP) and the SUSEP issue regulations on capital requirement which affect our insurance, private retirement plans and capitalization operations

The Basel Accord requires banks to have a ratio of regulatory capital and risk exposure of at least 8%. The regulatory capital is basically composed of two levels:

•	Tier I: in general, capital stock, certain reserves and retained earnings, less certain intangibles.

•	Tier II: includes, among others and subject to certain limits, asset revaluation reserves, general loan loss reserves and subordinated debt, and it is limited to the amount of Tier I Capital.

However, the Basel Agreement permits that regulatory authorities in each country establish own parameters for the composition of regulatory capital and calculation of portions exposed to risk. Among the main differences arising from the adoption of specific parameters under the Brazilian regulation are: (i) the requirement of a ratio of capital to risk-weighted assets of at least 11%, (ii) certain risk weighting factors attributed to certain assets and other exposures; (iii) the requirement that banks allocate a portion of its equity to cover certain operating risks, ranging from 12% to 18% of the average gross income from financial operations. Additionally, in compliance with the regulations of the Central Bank of Brazil, banks should calculate the compliance with the minimum requirement:

•	Based on the consolidation of all financial subsidiaries regulated by the Central Bank, including branches and investments abroad, and

•	Based on the full consolidation, considering all companies corporately or operationally controlled by Itaú Unibanco Holding, regardless of whether they are regulated by the Central Bank or not.

The Management manages the capital aiming at complying with BACEN minimum capital requirements. During the period, we complied with all minimum capital requirements we are subject to.
The following table presents the composition of regulatory capital, minimum capital required and the Basel ratio calculated in accordance with the Central Bank rules, both on a financial institution consolidation basis and on a full consolidation basis.

	Unaudited
	Financial institutions (partial consolidation)		Full consolidation
	2010	2009	2010	2009
Regulatory capital
Tier I	60,192	55,624	62,240	57,706
Tier II	18,652	12,837	18,652	12,837
Other deductions required by the Central Bank of Brazil	(173)	(28)	(173)	(28)
Total	78,671	68,433	80,719	70,515
Minimum regulatory capital required	54,722	44,299	57,525	46,513
Capital to risk-weighted assets ratio - %	15.8	17.0	15.4	16.7
Excess of regulatory capital over minimum regulatory capital required	23,949	24,134	23,194	24,002

The Central Bank also limits the amount of investments in unconsolidated companies, premises and equipment and intangible assets maintained by Itaú Unibanco to 50% of the adjusted regulatory capital on both a financial institution consolidation and a full consolidation basis.  At December 31, 2010 and 2009, our ratio and the excess of capital in relation to the maximum fixed assets ratio were as follows

	Unaudited
	Financial institutions (partial consolidation)		Full consolidation
	2010	2009	2010	2009
Fixed assets ratio - %	37.3	32.9	14.5	15.4
Capital excess in relation to fixed assets ratio	9,976	11,711	28,669	24,397

BUSINESS SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2010
BUSINESS SEGMENT INFORMATION
NOTE 32 – BUSINESS SEGMENT INFORMATION

Our four operational segments are: Commercial Bank, Itaú BBA, Consumer Credit, and Corporation and Treasury.

We are a banking institution that offers its clients a wide range of financial products and services. Our current business segments are described below:

Itaú Unibanco – Commercial Bank

Our Commercial Bank segment provides a broad range of banking services to diversified client base of individuals and companies, among which are the following: retail clients (individuals and very small companies), high net worth clients, private banking clients, and small and middle-sized companies.

The products and services provided by the Commercial Bank include insurance, private retirement and capitalization plans, credit cards, asset management, loans, among others. The segment provides solutions specifically developed to meet the demand of clients, devising marketing strategies appropriate to each of the different profiles and using the most convenient distribution channels. Accordingly, we are constantly seeking to increase the number of products used by clients, diversifying our sources of income. The segment is an important source of funding to our operations and provide significant interest income and banking services.

Itaú Unibanco - Itaú BBA

Our segment responsible for banking operations of large companies and investment banking services is named Itaú BBA. Itaú BBA offers a wide range of products and services to the major economic groups of Brazil. The management model of Itaú BBA is focused on the development of close relationships with its clients, gaining a deep knowledge of their needs and providing customized solutions. The investment banking activities comprise the provision of funds to the corporate segment that are raised through fixed and variable income instruments. In addition, it performs activities of mergers and acquisitions.

Itaú Unibanco – Consumer Credit

The Consumer Credit segment is responsible for the development of our strategy of increasing the range of financial products and services beyond the universe of clients who are account holders. Thus the consumer credit segment comprises vehicle financing services provided by units other than the branch network, credit cards to clients who are not account holders, and credit to the low income population. The business structure of the vehicle financing operation is supported by: new, used and heavy vehicles, and motorcycles. The merger of the operations of Itaú and Unibanco showed strong complementarities of businesses, a competitive advantage that we are increasing by intensifying the combined operations, exchanging expertise between teams and seeking a higher operational efficiency. The credit approval process of vehicle operations is based on scoring models that provides the quick approval for credit proposals from our clients, using the Internet to process these proposals with security and efficiency.

Itaú Unibanco – Corporate and Treasury

Our Corporation and Treasury segment basically shows the interest income associated with capital surplus, subordinated debt surplus and carryforwards of the net balance of tax credits and debits, as well as the net interest income from the trading of financial assets through proprietary positions (desks), management of currency gaps, rates and other risk factors, arbitrage opportunities in the foreign and domestic markets, and mark to market of financial assets.

	12/31/2010
	Commercial Bank	Itaú BBA	Consumer Credit	Corporation and Treasury	Consolidated segments on a management reporting basis (*)	Adjustments and reclassifications (****)	Consolidated US GAAP
Net interest income with clients	26,646	4,601	9,405	-	40,633	(40,633)	-
Net interest income with corporation	-	-	-	4,029	4,029	(4,029)	-
Net interest income with the market	418	-	-	(418)	-	-	-
Net interest income	27,064	4,601	9,405	3,611	44,662	(1,117)	43,545
Provision for loan and lease losses	(7,915)	186	(3,913)	(18)	(11,660)	(211)	(11,871)
Income from insurance premiums, income on private retirement plans and on capitalization plans, net	1,871	-	284	502	2,658	(1,427)	1,231
Fee and commission income	9,220	1,932	5,953	382	17,463	(833)	16,630
Non-interest expenses (**)	(19,700)	(2,242)	(7,137)	(1,597)	(30,657)	(10,248)	(40,905)
Equity in earnings (losses) of unconsolidated companies, and net gain on transactions of foreign subsidiaries	19	(5)	-	210	224	(367)	(143)
Trading income (losses)	-	-	-	-	-	2,275	2,275
Net gain (loss) on sale of available-for-sale securities	-	-	-	-	-	220	220
Net gain on foreign currency transactions	-	-	-	-	-	2,311	2,311
Tax expenses for ISS, PIS and COFINS	(2,139)	(388)	(1,014)	(344)	(3,885)	3,885	-
Other non-interest income	495	(82)	84	154	641	2,894	3,535
Income before taxes on income	8,915	4,002	3,662	2,900	19,446	(2,618)	16,828
Taxes on income	(2,536)	(1,035)	(1,078)	(590)	(5,238)	301	(4,937)
Profit sharing	(100)	(124)	(26)	(12)	(261)	261	-
Net income	6,279	2,843	2,558	2,298	13,947	(2,056)	11,891
Noncontrolling interest	-	-	-	(971)	(924)	100	(824)
Net income attributable to Itaú Unibanco	6,279	2,843	2,558	1,327	13,023	(1,956)	11,067
Identifiable assets (***)	531,903	209,988	93,829	69,719	755,112	(8,532)	746,580
(*) The result per segment is disclosed based on managerial criteria. Such information excludes certain results which are considered not related to the core business by our management that, although excluded for managerial purposes, were recognized in our financial statements prepared according to the accounting practice adopted in Brazil. The amounts of these results which were not considered in the segment information above are :
(i) Partial reversal of the additional allowance for loan an lease losses R $ 1,038 million; (ii) effect of refis R $ 145 million; (iii) provision for losses arising from economic plans that were in effect during the 1980’s R $ (467) million; (iv) Tax contingencies R $(380) million ; (v) Employee benefits R $ (35) million.
(**) Includes salaries and employee benefits, administrative expenses, depreciation of premises and equipment, amortization of intangible assets and other non-interest expenses, except for taxes on services (ISS) and certain taxes on revenue (PIS and COFINS).
(***) The balance of identifiable assets corresponds to the balance of the segment total assets (Current assets, Long-term assets and Permanent assets). The consolidated segment does not represent the total amount of each segment due to intercompany transactions which were eliminated in the financial statements.
(****) The information on segments based on management reports is different from information under US GAAP because: (i) lines are different when both sets of information are compared, and (ii) results are measured on different basis. As previously explained, managerial information is based on accounting practices adopted in Brazil, except for exclusion of certain items described in item (*).
The most significant differences when measuring net income based on managment reports and under US GAAP, net of tax effects, are as follows:
(a) Difference in the allowance for loan losses, as compared to that recognized in accordance with BR GAAP, of R $ 703 million, (b) under US GAAP, amortization of intangible assets corresponding to business acquired, in the amount of  R $ (2,156) million, including the impairment of UBB brands, in the amount of R $ (272) million, (c) loss on exchange variation on available-for-sale securities and the translation of foreign subsidiaries that are not recognized in income under US GAAP, in the amount of  R $ 617 million, (d) stock options expenses, under US GAAP, higher than those in accordance with BR GAAP by R $ (66) million, (e) market adjustments of UPS options in R $ (142) million, (f) adjustment of excess portion of deferred tax assets differs from that under BRGAAP by R $ (336) million, and (g) other differences in measurement criteria that totaled R $ (617) million.

	12/31/2009
	Commercial Bank	Itaú BBA	Consumer Credit	Corporation and Treasury	Consolidated segments on a management reporting basis (*)	Adjustments and reclassifications (****)	Consolidated US GAAP
Net interest income with clients	22,316	4,075	10,767	-	37,158	(37,158)	-
Net interest income with corporation	1,934	-	-	(1,934)	-	-	-
Net interest income with the market	-	-	-	5,621	5,621	(5,621)	-
Net interest income	24,250	4,075	10,767	3,687	42,779	(2,088)	40,691
Provision for loan and lease losses	(8,856)	(1,150)	(5,786)	1,627	(14,165)	(1,207)	(15,372)
Income from insurance premiums, income on private retirement plans and on capitalization plans, net	2,238	1	82	111	2,432	(752)	1,680
Fee and commission income	8,219	1,491	5,557	(40)	15,227	(1,748)	13,479
Non-interest expenses (**)	(17,089)	(1,474)	(6,456)	(787)	(25,806)	(10,036)	(35,842)
Equity in earnings (losses) of unconsolidated companies, and net gain on transactions of foreign subsidiaries	-	2	-	176	178	(3,577)	(3,399)
Trading income (losses)	-	-	-	-	-	9,284	9,284
Net gain (loss) on sale of available-for-sale securities	-	-	-	-	-	211	211
Net gain on foreign currency transactions	-	-	-	-	-	2,619	2,619
Tax expenses for ISS, PIS and COFINS	(1,954)	(287)	(1,014)	(212)	(3,467)	3,467	-
Other non-interest income	717	(129)	122	12	722	9,388	10,110
Income before taxes on income	7,525	2,529	3,272	4,574	17,900	5,561	23,461
Taxes on income	(2,067)	(527)	(921)	(1,335)	(4,850)	(3,999)	(8,849)
Profit sharing	(1,079)	(289)	(146)	(181)	(1,695)	1,695	-
Net income	4,379	1,713	2,205	3,058	11,355	3,257	14,612
Noncontrolling interest	-	-	-	(864)	(864)	337	(527)
Net income attributable to Itaú Unibanco	4,379	1,713	2,205	2,194	10,491	3,594	14,085
Identifiable assets – 12/31/2009 (***)	424,079	153,086	74,538	56,121	608,273	(9,185)	599,088
(*) The result per segment is disclosed based on managerial criteria. Such information excludes certain results which are considered not related to the core business by our management that, although excluded for managerial purposes, were recognized in our financial statements prepared according to the accounting practice adopted in Brazil. The amounts of these results which were not considered in the segment information above are : (i) setting-up of a provision for losses arising from the economic plans that were in effect during the 1980’s R $ (191) million; (ii) gain on sales of unconsolidated companies R $ 228 million; (iii) amortization of goodwill R $ (390) million; (iv) recognition of the impact from the change in the strategic partnership established between Itaú Unibanco and Companhia Brasileira de Distribuição - CBD R $ (363) million ; (v) effect of refis R $ 292 million.
(**) Includes salaries and employee benefits, administrative expenses, depreciation of premises and equipment, amortization of intangible assets and other non-interest expenses, except for taxes on services (ISS) and certain taxes on revenue (PIS and COFINS).
(***) The balance of identifiable assets corresponds to the balance of the segment total assets (Current assets, Long-term assets and Permanent assets). The consolidated segment does not represent the total amount of each segment due to the intercompany transactions which were eliminated in the financial statements.
(****) The information on segments based on management reports is different from information under US GAAP because: (i) lines are different when both sets of information are compared, and (ii) results are measured on different basis. As previously explained, managerial information is based on accounting practices adopted in Brazil, except for exclusion of certain items described in item (*). The most significant differences in the measurement of net income between management reports and US GAAP, net of tax effects, are as follows :
(a) Difference in allowance for loan losses as compared to the amount recognized under BR GAAP for R $ 468 million, (b) under BR GAAP goodwill has been amortized for the amount of R $ 543 million, (c) under US GAAP a remeasurement gain has been recognized for the equity interest in Redecard of R $ 2,717 million and a gain on exchange of insurance operations in the amount of R $ 562 million, (d) a bargain purchase gain has been recognized amounting to R $ 830 million under US GAAP, (e) under US GAAP intangible assets corresponding to business acquired are amortized for an amount of R $ (1,611) million, (f) foreign exchange loss on available for sale securities and translation of subsidiaries abroad is not recognized in income for US GAAP and amounted to R $ 1,583 million, (g) stock option expense under US GAAP is higher than under BR GAAP for R $ (502) million, (h) market adjustments of UPS options in R $ (23) million, (i) adjustment of excess portion of deferred tax assets differs from that under BRGAAP  by R $ (224) million, and (j) other difference in measurement criteria amounting to R $ (749) million.

	12/31/2008
	Commercial Bank	Itaú BBA	Consumer Credit	Corporation and Treasury	Consolidated segments on a management reporting basis (*)	Adjustments and reclassifications	Consolidated US GAAP
Net interest income with clients	14,023	2,694	5,819	772	23,308	(23,308)	-
Net interest income with the market	-	-	-	1,203	1,203	(1,203)	-
Net interest income	14,023	2,694	5,819	1,975	24,511	(3,370)	21,141
Provision for loan and lease losses	(4,091)	(454)	(2,696)	-	(7,241)	(2,120)	(9,361)
Income from insurance premiums, income on private retirement plans and on capitalization plans, net	1,260	-	78	-	1,338	(722)	616
Fee and commission income	8,069	640	1,586	-	10,295	(1,354)	8,941
Non-interest expenses (**)	(12,410)	(962)	(2,519)	(74)	(15,965)	(4,745)	(20,710)
Equity in earnings (losses) of unconsolidated companies, and net gain on transactions of foreign subsidiaries	-	13	-	168	181	2,231	2,412
Trading income (losses)	-	-	-	-	-	(2,843)	(2,843)
Net gain (loss) on sale of available-for-sale securities	-	-	-	-	-	(114)	(114)
Net gain on foreign currency transactions	-	-	-	-	-	1,059	1,059
Tax expenses for ISS, PIS and COFINS	(1,269)	(204)	(500)	(196)	(2,169)	2,169	-
Other non-interest income	591	(48)	116	33	692	1,711	2,403
Income before taxes on income	6,173	1,679	1,884	1,906	11,642	(8,098)	3,544
Taxes on income	(1,623)	(426)	(559)	(392)	(3,000)	4,334	1,334
Profit sharing	(527)	(164)	(59)	-	(750)	750	-
Net income	4,023	1,089	1,266	1,514	7,892	(3,014)	4,878
Noncontrolling interest	-	-	-	(174)	(174)	145	(29)
Net income attributable to Itaú Unibanco	4,023	1,089	1,266	1,340	7,718	(2,869)	4,849
Identifiable assets (***)	358,158	139,007	52,315	11,110	450,693	(49,318)	401,375
(*) The result per segment is disclosed based on managerial criteria. Such information exclude certain results which are considered not related to the core business by our management that, although excluded for managerial purposes, were recognized in our financial statements prepared according to the accounting practice adopted in Brazil. The amounts of these results which were not considered in the segment information above are :
(i) Recognition of additional allowance for loans losses of R $ (3,089) million, (ii) setting-up of provision for losses arising from economic plans established in 1980's of R $ (174) million, (iii) effects of sale of interests in unconsolidated companies of R $ 233 million, (iv) sale of interest and impairment of investment by BPI on Banco Comercial Português of R $ (29) million, (v) amortization of goodwill of R $ (223) million, (vi) Effects of the adoption of Law No. 11,638 of R $ (136) million, (vii) gain recognized under accounting practices adopted in Brazil for the transaction with Unibanco of R $ 5,183 million, (viii) recognition of integration and restructuring provisions of R $ (888) million, (ix) Equalization of accounting criteria related with the transaction with Unibanco of R $ (1,414) million, (x) net income of Unibanco for the fourth quarter of 2008 of R $ 652 million, and (xi) other non-recurring events of R $ (30) million.
(**) Includes salaries and employee benefits, administrative expenses, depreciation of premises and equipment, amortization of intangible assets and other non-interest expenses, except for taxes on services (ISS) and certain taxes on revenue (PIS and COFINS).
(***) The balance of identifiable assets corresponds to the balance of the segment total assets (Current assets, Long-term assets and Permanent assets). The consolidated segment does not represent the total amount of each segment due to the intercompany transactions which were eliminated in the financial statements.

Basis of presentation of business segment information

Business segment information is prepared based on the reports used by top management to assess the segments' performance and to make decisions regarding the allocation of funds for investment and other purposes.

The top management of Itaú Unibanco Holding uses a variety of information for such purposes including financial and non-financial information that are measured on bases different from those information prepared following accounting practices adopted in Brazil.

The segment information has been prepared following accounting practices adopted in Brazil modified for the adjustments described below. Financial segment information differs from accounting practices adopted in Brazil because: (i) it includes recognition of the impact related to allocated capital using a proprietary model; (ii) it presents net interest income using management criteria, and (iii) in the reporting periods, it excludes nonrecurring items which are recognized under accounting principles adopted in Brazil. The main impacts are:

Allocated Capital to each segment

Book value of stockholders' equity and subordinated debt were replaced by funding at estimated market price, and interest income and expense were allocated to different segments, based on Tier I Capital, following a proprietary model, the excess of capital and subordinated debt being allocated to the "Corporation" segment. The tax effects of interest on stockholders' equity payments of each segment have been subsequently reversed and reallocated to the segments in amounts proportional to the amount of the Tier I capital. Equity in earnings (losses) of unconsolidated companies which are not related to each segment and noncontrolling interest were allocated to the "Corporation" segment.

Net interest income

We adopt a strategy to manage the foreign exchange risk from investments abroad in order to hedge against impacts on results of operations arising from exchange variation. In order to achieve this objective, we used derivative instruments to hedge against foreign currency risk. We do not account for those derivatives under hedge accounting but we record them at fair value with gains and losses in income.

Our hedging strategy considers all tax effects: non taxation when the Real appreciates or deductibility when the Real devaluates, or the taxation or deductibility based on the derivative financial instruments. When the parity of the Real against foreign currencies is considerable, there is a significant impact on several financial statements items, particularly interest income and expense.

As result of the above, we adopt a managerial statement of income to prepare segment information. The managerial statement of income is prepared by making reclassifications to the financial statements according to the accounting practices adopted in Brazil. We reclassified the tax effects of the hedge of these investments abroad, which are presented in tax expenses (PIS and COFINS) and Income Tax and Social Contribution on net income, are reclassified in the statement of income.

In addition, the net interest income is divided into three categories as follows: (i) net interest income with clients – (ii) net interest with the market, and (iii) net interest income with the corporation and treasury operations – in which each operations includes the opportunity cost.

In the Adjustments and Reclassifications column, we present the effects of differences between the accounting principles followed for the presentation of segment information, which are substantially in line with the accounting practices adopted in Brazil, except as described above, and the policies used in the preparation of these consolidated financial statements according to USGAAP.  In this column we also present the effect of nonrecurring items that are not considered in the managerial statement of income.

As described previously, our operations are primarily carried out in Brazil. However, we have some offices abroad, of which we highlight our operations in Europe, Argentina, Chile, Uruguay and Paraguay. The revenue from operations outside Brazil is presented below (after eliminations in consolidation):

	12/31/2010	12/31/2009	12/31/2008
Net interest income	2,377	3,320	5,403
Fee and commission income	881	627	604
Total revenue from external customers	3,258	3,947	6,007
Investments in unconsolidated companies and premises and equipment, net	1,227	1,420	1,601

RELATED PARTIES	12 Months Ended
Dec. 31, 2010
RELATED PARTIES
NOTE 33 – RELATED PARTIES

Our transactions with companies within the consolidation group are mainly carried out on market terms and conditions, and completely eliminated in consolidation

a) Transactions with unconsolidated entities

We present below the operations between Itaú Unibanco Holding and its consolidated subsidiaries with the entities accounted for following the equity method. The transactions between Itaú Unibanco Holding and its consolidated subsidiaries and investees under equity method are mainly banking transactions carried out under the conditions summarized below:

ASSETS	12/31/2010	12/31/2009	12/31/2008
Cash and due from banks
Tecnologia Bancária S.A.	422	-	-
Interbank investments
Porto Seguro S.A.	33	-	-
Dividends receivable
Unibanco Rodobens Administradora de Consórcios Ltda (*)	-	15	-
Porto Seguro S.A.	45	-	-
Receivables from related companies
Porto Seguro S.A.	87	-	-
LIABILITIES	12/31/2010	12/31/2009	12/31/2008
Demand deposits
ITAÚ UNIBANCO HOLDING S.A.	-	(54)	(129)
Tecnologia Bancária S.A.	-	(3)	-
Unibanco Rodobens Administradora de Consórcios Ltda (*)	-	(43)	-
Porto Seguro S.A.	(2)	-	-
Time deposits
Unibanco Rodobens Administradora de Consórcios Ltda (*)	-	(16)	-
CNF - Administradora de Consórcios Nacional Ltda (*)	-	(57)	-
Securities sold under repurchase agreements
Olimpia Promoção e Serviços S.A.	(19)	(26)	(28)
RESULT	01/01 to 12/31/2010	01/01 to 12/31/2009	01/01 to 12/31/2008
Funding expenses
Olimpia Promoção e Serviços S.A.	(2)	-	-
Porto Seguro S.A.	(16)	-	-
Third-party service expenses
Olimpia Promoção e Serviços S.A.	(2)	-	-
Other operating income
Porto Seguro S.A.	29	-	-
Fee and commission income
Porto Seguro S.A.	61	-	-
(*) Itaú Unibanco S.A. sold its equity interest in the companies to third parties at January 28, 2010.

b) Transactions with other entities of the Itaúsa Group of companies

The table below presents balances and transactions between Itaú Unibanco Holding and other entities of the Itaúsa Group.

LIABILITIES	12/31/2010	12/31/2009	12/31/2008
Demand deposits
ITH Zux Cayman Company Ltd.	-	(41)	(55)
Duratex S.A.	(6)	(18)	(32)
Interest-bearing deposits
Elekeiroz S.A.	(31)	(11)	(38)
Annual interest (%)	100.50% of CDI	100.00% of CDI	101.50% of CDI
Elekeiroz S.A.	-	-	(21)
Annual interest (%)	-	-	102.00% of CDI
Itaúsa Empreendimentos S.A.	-	(31)	(28)
Annual interest (%)	-	101.10% of CDI	102.30% of CDI
Itaúsa Empreendimentos S.A.	-	(17)	(16)
Annual interest (%)	-	100.80% of CDI	102.00% of CDI
Duratex S.A.	(41)	-	(39)
Annual interest (%)	100.00% of CDI	-	102.37% of CDI
Itautec S.A.	(8)	-	-
Annual interest (%)	100.32% of CDI	-	-
Securites purchased under resale agreements
Itaúsa Empreendimentos S.A.	(52)	(48)	-
Duratex S.A.	(8)	-	-
Itautec S.A.	(18)	-	-
Itaú Gestão de Ativos S.A.	(1)	(1)	-
Trade notes payable
Itautec S.A. (1)	-	(10)	(7)
Itaúsa Investimentos S.A.	-	(73)	-
Other liabilities – payable due to transactions with credit cards
Redecard S.A. (2)	-	-	(4,564)
TRANSACTIONS (other than interest income and interest expense recognized in the financial transactions above)
Fee and commission income
Itaúsa Investimentos S.A.	1	2	-
Itaúsa Empreendimentos S.A.	2	-	-
Duratex S.A.	2	-	-
Rent expenses
Itaúsa Investimentos S.A.	(1)	(1)	-
Equipment and sofwared purchased
Itautec S.A. (1)	(296)	(396)	(324)
Other operating income (expenses)
Itaúsa Investimentos S.A.	72	-	-
Non-operating income
Duratex S.A.	2	-	-
Itautec S.A.	2	-	-
(1) Maintence and services related to electronic equipment and software.
(2) Consolidated as from March 2009, at the time of the acquisition of control, as described in Note 3b.

c)   Other transactions with related parties

We have made no loans to our executive officers or directors because this practice is prohibited for all Brazilian banks by the Central Bank.

Banco Itaú has made donations regularly to Fundação Itaú Social, a charitable foundation whose objectives are:

•
to create the “Programa Itaú Social” (Itaú Social Program), aimed at coordinating activities of interest to the community, supporting and developing social, scientific and cultural projects, mainly in the elementary education and health care areas;

•	to support ongoing projects or initiatives, sustained or sponsored by entities qualified under "Programa Itaú Social";
•	to act as a supplier of ancillary services to the group companies.

In addition we rent buildings from Itaúsa, Fundação Itaubanco, FUNBEP and PREBEG.

Itaú is the founding partner and maintainer of Instituto Itaú Cultural - IIC, an entity whose purpose is the promotion and preservation of the Brazilian cultural heritage.

The donations made by Itaú Unibanco and services provided are as follows:

	01/01 to 12/31/2010	01/01 to 12/31/2009	01/01 to 12/31/2008
Donations made by Itaú
Instituto Itaú Cultural	(44)	(39)	(36)
Instituto Unibanco de Cinema	-	(10)	-
Associação Clube "A"	-	(1)	-
Receivables from (payable to) related companies
Fundação BEMGEPREV	(13)	-	-
UBB Prev Previdência Complementar	(17)	-	-
Fundação Banorte Manuel Baptista da Silva de Seguridade Social	(79)	-	-
Other	1	-	-
Rent expenses
Fundação Itaubanco	(15)	(24)	(23)
FUNBEP - Fundo de Pensão Multipatrocinado	(8)	(6)	-
Other	(1)	-	-
Fee and commission income
Fundação Itaubanco	10	9	6
FUNBEP - Fundo de Pensão Multipatrocinado	3	2	-
UBB Prev Previdência Complementar	3	3	-
Other	2	2	-

STRATEGIC PARTNERSHIP	12 Months Ended
Dec. 31, 2010
STRATEGIC PARTNERSHIP
NOTE 34 – STRATEGIC PARTNERSHIPS

There were no new significant strategic partnerships entered into during the year 2010.  The significant strategic partnerships entered into during the years ended December 31, 2009 and 2008 are described below.

Partnerships made  d uring the year ended December 31, 2009 and 2008

a)	Magazine Luiza S.A. (“Magazine Luiza”)

In November 2009, Itaú Unibanco Holding S.A. (“Itaú Unibanco”) signed an agreement with Magazine Luiza related to Luizacred S.A. Sociedade de Crédito, Financiamento e Investimento (“Luizacred”), a financial institution, which offers consumer’s finance and credit cards to the clients of Magazine Luiza.

Itaú Unibanco and Magazine Luiza hold 50% interest each in the total and voting capital of Luizacred.

Itaú Unibanco and Magazine Luiza agreed to extend the period of exclusivity, granted by Magazine Luiza to Luizacred, to December 31, 2029, pursuant to a payment of R $ 250.

The amount of R $ 250 paid to Magazine Luiza was recorded in Intangible Assets and will be amortized over the estimated useful life of 20 years, the term of the agreement.

b)	Companhia Brasileira de Distribuição (“CBD”)

In August 2009, Itaú Unibanco Holding S.A. (“Itaú Unibanco”) signed an agreement with CBD related to Financeira Itaú CBD S.A.– Crédito, Financiamento e Investimento (“FIC”), a financial institution which holds the exclusive right to offer financial products and services to clients of CBD.

Itaú Unibanco and CBD hold 50% interest each in the total and voting capital of FIC.

Itaú Unibanco and CBD resolved to amend the FIC agreement, releasing Itaú Unibanco from the exclusivity obligation, pursuant to a payment of R $ 550.

The amount of R $ 550 was recorded in the consolidated income statement as Other Non-Interest Expenses.

Itaú Unibanco and CBD also agreed to extend the exclusivity term granted by CBD to FIC, to exploit the right granted by the FIC agreement terms for 5 years up to August 28, 2029, pursuant to a payment of R $ 50.

The amount of R $ 50 paid to CBD was recorded in Intangible Assets and will be amortized over the estimated useful life of 20 years, the term of the agreement.
c)	Marisa S.A. (Marisa)

In October 2008, Itaú Unibanco Holding entered into a "partnership agreement" ("agreement") with Marisa, a retail store chain specialized in woman’s fashion, for acquisition of the right to exclusivity to offer, distribute, and  market financial products and services to the clients of Marisa.

The investment of Itaú Unibanco Holding totaled R $ 120 and refers to the acquisition of said exclusivity right for a 120-month period. We recorded the amount of R $ 120, paid to Marisa, as an intangible asset to be amortized over its estimated useful life of 120 months, i.e., for the term of  the agreement. We allocated these intangible assets to the Itaú Unibanco – Commercial Bank Segment.

d)	Lojas Americanas S.A. and BWU Comércio e Entretenimento S.A. (jointly referred to as LASA) in relation to Blockbuster Stores

In June 2008, Itaú Unibanco Holding entered into a “partnership agreement" (“agreement“) with LASA, for the acquisition, through FAI, of the exclusivity right to offer, distribute, and market financial products and services to Lojas Blockbuster’s customers, which are fully held by LASA.

The investment of Itaú Unibanco Holding totaled R $ 51 and refers to the acquisition of said exclusivity right for a  240-month period. We recorded the amount of R $ 51, paid to LASA,  as an intangible asset to be amortized over the term of  the agreement. We allocated this intangible asset in the Itaú Unibanco – Consumer Credit Segment.

e)	Coelho da Fonseca Empreendimentos Imobiliários Ltda. (Coelho da Fonseca)

In April 2008, Itaú Unibanco Holding signed a partnership agreement (“agreement”) with Coelho da Fonseca Empreendimentos Ltda., a real estate broker that provides real estate consulting and brokerage services, for the acquisition of the exclusive right to offer, distribute and market real estate financial products and services to the clients of Coelho da Fonseca, in the market of new and used real estate properties.

The investment of Itaú Unibanco Holding totaled R $ 124, of which R $ 94 refers to the acquisition of the exclusive right to offer and promotion of real estate financial products and services to the clients of Coelho da Fonseca for a 124-month period, and R $ 30 refers to advertising expenses, which shall be paid and recorded as expense over the term of the agreement, as well as advertising expenses to be incurred by Coelho da Fonseca.

We recorded the amount of R $ 94, paid to Coelho da Fonseca, as an intangible asset to be amortized over 124 months, i.e.,  the term of  the agreement. We allocated this intangible asset to the Itaú Unibanco – Commercial Bank Segment.

f)	Dafra da Amazônia Indústria e Comércio Ltda. (Dafra)

In March 2008, Itaú Unibanco Holding signed a “partnership agreement“ ("agreement“) with Dafra, a motorcycles assembling company for the acquisition of the exclusive right to: (i) offer, distribute and market financial products and services to the clients of Dafra, and (ii) offer working capital loans to the Dafra dealers for the financing of motorcycles purchases.

The investment of Itaú Unibanco Holding totaled R $ 20 and refers to the acquisition of said exclusivity right for a 120-month period.

The amount of R $ 20, paid to Dafra, was recorded as an intangible asset to be amortized over the term of  the agreement. We allocated this intangible asset to the Itaú Unibanco – Commercial Bank Segment.

COMMITMENTS RELATED TO ITAU BBA ACQUISITION	12 Months Ended
Dec. 31, 2010
COMMITMENTS RELATED TO ITAU BBA ACQUISITION
NOTE 35 – COMMITMENTS RELATED TO ITAÚ BBA ACQUISITION

Itaú Unibanco and the individual selling shareholders of Itaú BBA assumed certain commitments under the terms of the sale and purchase agreement of the Itaú BBA group. The key commitments relate to: i) a minimum spread over loans transferred at acquisition date in January 2004 and reimbursement of losses on those loans, ii) an additional payment if treasury results exceed a target amount, iii) a cash bonus to officers and executives accounted for as compensation, and iv) the selling shareholders committed to reimburse for pre-acquisition contingencies.

As of December 31, 2010 and 2009, net assets and liabilities related to the above-mentioned commitments amounted to R $ 434 and 356, respectively, which are presented in Other assets or Other liabilities, as appropriate.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2010
SUBSEQUENT EVENTS
NOTE 36 – SUBSEQUENT EVENT

a) On April 14, 2011, Itaú Unibanco Holding and Carrefour Comércio e Indústria Ltda. ("Carrefour Brasil"), entered into an Agreement for the Purchase and Sale of Shares for the acquisition by Itaú Unibanco Holding of 49% of Banco CSF S.A. ("Banco Carrefour"), for the amount of R $ 725 million.

Banco Carrefour is the entity responsible for the offer and distribution, on an exclusive basis, of financial, insurance and pension plan products and services, in the distribution channels of Carrefour Brasil operated under the "Carrefour" brand in Brazil (electronic channels and 163 hypermarkets and supermarkets), currently with a base of 7.7 million accounts (unaudited) and a loan portfolio (gross amount) of R $ 2,254 million (unaudited) (base date December 31, 2010).

The completion of the transaction depends on the approval of the Central Bank of Brazil.

b) At the Extraordinary stockholders’ meeting held on April 25, 2011, stockholders approved both:

(i) a reverse split of our common and preferred shares in the proportion of one share issued per each 100 shares previously owned in order to adjust our stockholder base to reduce administrative costs and improve the efficiency of our book-entry system, and

(ii) simultaneously a stock split of 100 newly shares issued per each one share resulting from the reverse split above.

This transaction is subject to ratification by the Central Bank.

SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2010
Significant Accounting Policies (Policies) [Abstract]
Constant Currency Restatement Policy [Text Block]
a) Constant currency restatement

Until 1995, the CVM required publicly traded companies subject to its reporting requirements to prepare and publish:

•	the statutory financial information prepared according to Brazilian corporate law (“Corporate Law”) and
•	as supplemental information, financial statements expressed in currency of constant purchasing power (prepared following the "constant currency method").

This requirement to present financial statements following the constant currency method was eliminated when indexation of financial statements for Brazilian statutory and tax purposes was discontinued on January 1, 1996.

Until June 30, 1997, Brazil was considered a hyperinflationary economy and, accordingly, for purposes of the accompanying financial statements, all balances and transactions prior to that date have been remeasured at June 30, 1997 price-levels.

The index selected for this remeasurement up to December 31, 1995 was the Fiscal Reference Unit (UFIR), which we consider the most appropriate index since it is the same index that has been established by the tax authorities for preparation of financial statements under Corporate Law as well as the index selected by the CVM for the preparation of the supplemental financial statements following the constant currency method. From January 1, 1996, with the elimination of the requirement to present constant currency financial statements, no UFIR was calculated for this purpose. The index we selected for remeasurement as from January 1, 1996 to June 30, 1997, the date on which we discontinued the constant currency methodology, is the General Price Index-Market (IGP-M), an independent general price level index calculated by the Fundação Getulio Vargas.

From July 1, 1997, the date on which we determined that Brazil was no longer a hyperinflationary economy, balances and transactions are expressed in nominal reais, as required by US GAAP and the United States Securities and Exchange Commission (“SEC”) guidelines.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
b) Foreign currency translation into Brazilian Reais

Transactions in foreign currencies are recorded at the prevailing exchange rate at the date of the related transactions. Monetary assets and liabilities denominated in foreign currencies are translated into Brazilian reais at year end exchange rates. The related transaction gains and losses are recognized in the statement of income as they occur.

Financial statements of operations outside Brazil with a functional currency other than the Brazilian real have been translated on the following bases:

•	assets and liabilities at the period-end exchange rate,
•	revenues and expenses at the average exchange rate for the period, and
•	gains or losses arising from translation are included under Cumulative Translation Adjustment in stockholders' equity.

Financial statements of operations outside Brazil that have the Brazilian real as the functional currency have been translated on the following basis:

•	assets and liabilities, substantially all of which are monetary in nature, at the year-end exchange rate,
•	revenues and expenses at the average exchange rate for the period, and
•	Transactions gains and losses are reported in the statement of income under Net gain (loss) on transaction of foreign subsidiaries.

Cash and Cash Equivalents, Unrestricted Cash and Cash Equivalents, Policy [Policy Text Block]
c) Cash and cash equivalents

For purposes of the Consolidated Statement of Cash Flows, cash and cash equivalents in these financial statements has been defined as cash and due from banks and interest-bearing deposits in other banks with original maturities of 90 days or less.

Interest Earning Assets and Interest Bearing Liabilities Policy [Text Block]
d) Presentation of interest-earning assets and interest-bearing liabilities

Interest-earning assets and interest-bearing liabilities are presented in the consolidated balance sheet at the amortized cost using the effective yield interest method Such presentation is required since accrued financial charges are added to the outstanding principal each period for substantially all those assets and liabilities. Total financial charges accrued on the outstanding principal of assets was R $ 27,511 and R $ 23,505 at December 31, 2010 and 2009, respectively. Total financial charges accrued on the outstanding principal of liabilities was R $ 39,250 and R $ 29,701 at December 31, 2010 and 2009, respectively.

Securities Purchased Under Resale Agreements and Securities Sold Under Repurchase Agreements Policy [Policy Text Block]
e) Securities purchased under resale agreements and securities sold under repurchase agreements

We enter into purchases of securities under agreements to resell ("resale agreements") and sales of securities under agreements to repurchase ("repurchase agreements"). Resale agreements and repurchase agreements are accounted for as secured lending and secured borrowing transactions, respectively.

The carrying amount of Securities purchased under resale agreements was R $ 34,734 and R $ 56,714 at December 2010 and 2009, respectively. The carrying amount of Securities sold under repurchase agreements was R $ 97,972 and R $ 66,174 at December 31, 2010 and 2009, respectively.

The amounts advanced under resale agreements and the amounts borrowed under repurchase agreements are carried on the balance sheet at the amount advanced or borrowed plus accrued interest. Interest earned on resale agreements and interest incurred on repurchase agreements are reported as Interest income and Interest expense.

The carrying amount and classification of financial assets transferred as collateral in repurchase agreements (that are accounted for as secured borrowing transactions) at December 31, 2010 and 2009 are as follows Trading assets – R $ 54,793 and R $ 6,336, Available-for-sale securities – R $ 8,826 and R $ 3,019, and Held-to-maturity securities – R $ 268 and R $ 124, respectively. Securities accepted as collateral in our resale agreements may be used, when permitted by the terms of the agreements, as collateral of our repurchase agreements or may be sold. Total amount of securities received as collateral in our resale agreements that were repledged or sold at December 31, 2010 and 2009 amounts to R $ 23,070 and R $ 51,853, respectively

In Brazil, custody control of local securities is centralized and the possession of securities purchased under resale agreements is temporarily transferred to the purchaser. We closely monitor the market value of the underlying securities collateralizing the resale agreements and adjust the amount of collateral as appropriate.

Marketable Securities, Trading Securities, Policy [Policy Text Block]
f) Trading assets and liabilities, including derivatives

We classify debt and equity securities in accordance with FASB Accounting Standards Codification (ASC) 320 - Investments - Debt and Equity Securities. These classifications are determined based on our intent with respect to the securities on the date of purchase.

Trading assets include securities classified as trading, in accordance with ASC 320 and derivative financial instruments which have not been designated for hedge accounting.

Trading securities are carried at estimated fair value. Gains and losses, both realized and unrealized, are included in Trading income (losses) in the consolidated statement of income.

Derivatives recorded in Trading assets and in liabilities, included within Other liabilities, are those entered into for trading purposes with our customers or which do not qualify as hedges. They are carried at fair value with realized and unrealized gains (losses) recognized in Trading income (losses).

When determining the fair value of trading assets and liabilities we follow the criteria established by ASC 820, Fair Value Measurements and Disclosures, as further detailed in Note 28

We account separately for the embedded derivatives included in hybrid financial instruments, when this segregation is required by ASC 815, Derivatives and Hedging Upon entering into the hybrid instruments, we record the embedded derivative instrument at its fair value and subsequently remeasure it at fair value at each reporting date with gains and losses recognized in Trading income (losses) in the consolidated statement of income. Option-based embedded derivatives shall not be adjusted to result in the embedded derivative being at the money at inception and in separating the embedded derivative the strike price shall be based on the stated terms documented in the hybrid instrument.

From January 1, 2007, we adopted ASC 815-15, Derivatives and Hedging - Embedded Derivatives. According to this rule, hybrid financial instruments that contain an embedded derivative that had to be bifurcated according to ASC 815 can be recorded entirely at their fair value if there is an irrevocable option for this accounting treatment on an instrument-by-instrument basis. We had not elected the option not to bifurcate for any instrument.

When we have entered into a legally enforceable netting agreement with counterparties to derivatives, we report derivative assets and derivative liabilities separately under assets and in liabilities in the consolidated balance sheet without off-setting the different instruments under netting master agreements that is allowed under ASC 210-20, Balance Sheet – Offsetting We have not posted cash collateral at December 31, 2010 and 2009. Our obligation to return cash collateral, not off-set against the related derivatives, amounts to R $ 49 and R $ 46 at December 31, 2010 and 2009, respectively.

Available For Sale and Held To Maturity Securities Policy [Text Block]
g) Available-for-sale and held-to-maturity securities

Securities are classified as available-for-sale when, in management's judgment, they may be sold in response to or in anticipation of changes in market conditions. Available-for-sale securities are carried on the balance sheet at fair value. Unrealized gains and losses on these securities are reported, net of applicable taxes, as a separate component of stockholders’ equity. Interest, including amortization of premiums and discounts, and dividend income on equity securities, are reported in the respective account in the consolidated statement of income. Average cost is used to determine realized gains and losses on sales of available for sale securities, which are recorded under Net gain (loss) on sale of available-for-sale securities in the consolidated statement of income.

Securities that Itaú Unibanco Holding has the positive intent and ability to hold to maturity are classified as held-to-maturity and are carried at amortized cost, adjusted for amortization of premiums or discounts. Interest, including amortization of premiums and discounts, is reported under Interest on held-to-maturity securities in the consolidated statement of income.

Unrealized gains or losses on available-for-sale securities on the date when debt securities are transferred into the held-to-maturity category continue to be reported as a separate component of stockholders' equity. The unrecognized gain or loss is amortized over the remaining period to maturity as an adjustment of yield and consistent with the amortization of the related premium or discount.

When a decline in fair value of available-for-sale or held-to-maturity securities below its carrying amount is considered to be “other than temporary” we recognize an impairment loss in the consolidated statement of income for the difference between the carrying amount of the impaired security and its fair value as of the date of the impairment. Such fair value as of the date of the impairment becomes the new cost basis of the security.

In determining whether a decline in value is “other than temporary”, we use a combination of factors aimed at determining whether recovery of the value of a security is likely. These factors include, besides the duration and magnitude of the decline in value below its carrying amount, other factors, such as the likelihood, based on the historical behavior of the value of particular securities that a decline in value will be recovered, as well as, for debt securities the likelihood that we will be unable to collect either principal or interest.

In April 2009, the FASB amended ASC 320-10-35-34, Investments – Debt and Equity Securities. Recognition of an Other-Than-Temporary Impairment amending the other-than-temporary impairment guidance for debt securities to make the guidance more operational and to improve the presentation and disclosure of other-than- temporary impairments on debt and equity securities in the financial statements. Under the amended guidance, other-than-temporary impairment of a debt security shall be considered to have occurred if either: (i) an entity has decided to sell a debt security, or (ii) it is more likely than not than the entity will be required to sell the security before the recovery of its amortized cost basis If it is not expected that the security will recover to the entire amortized cost basis of the security, the entity would be unable to assert that it will recover its amortized cost basis even if it does not intend to sell the security. Therefore, in those situations, an other-than-temporary impairment shall be considered to have occurred.

In assessing whether the entire amortized cost basis of the security will be recovered, an entity shall compare the present value of cash flows expected to be collected from the security with the amortized cost basis of the security. If the present value of cash flows expected to be collected is less than the amortized cost basis of the security, the entire amortized cost basis of the security will not be recovered (that is, a credit loss exists), and an other-than-temporary impairment shall be considered to have occurred.

If an entity intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current-period credit loss, the other-than-temporary impairment shall be recognized in earnings equal to the entire difference between the investment’s amortized cost basis and its fair value at the balance sheet date. If an entity does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery of its amortized cost basis less any current period credit loss, the other-than-temporary impairment shall be separated into (a) the amount representing the credit loss and (b) the amount related to all other factors.

The amount of the total other-than-temporary impairment related to the credit loss shall be recognized in earnings. The amount of the total other-than-temporary impairment related to other factors shall be recognized in other comprehensive income, net of applicable taxes. See Notes 7 and 24b to the Consolidated Financial Statements for disclosures related to the Itaú Unibanco Holding’s investment securities and Other-Than-Temporary Impairment.

Derivatives, Policy [Policy Text Block]
h) Derivatives other than trading

Certain derivatives used to hedge exposures or to modify the characteristics of financial assets and liabilities which meet the following criteria are accounted for as hedges, in accordance with ASC 815, Derivatives and Hedge.

To qualify as a hedge, the derivative must be:

•	designated and qualifying as a hedge of a specific financial asset or liability at the inception of the contract,
•
highly effective at achieving offsetting the exposure to changes in its fair value in relation to the fair value of the item being hedged, or with respect to changes in the expected cash flow, if a cash flow hedge, both at inception and over the life of the contract, and.

•
formally and contemporaneously documented as part of a hedging relationship, including the risk management objective and strategy, identification of the hedging instrument and of the hedged item and the risk exposure, how effectiveness is to be assessed prospectively and retrospectively, and how ineffectiveness is to be measured.

The extent to which a hedging instrument has been and is expected to continue to be effective at achieving offsetting changes in fair value or cash flows must be assessed and documented at least quarterly. Any ineffectiveness must be reported in current-period earnings. If it is determined that a derivative is not highly effective at hedging the designated exposure, hedge accounting is discontinued.

According to ASC 815, there are three types of hedge strategies: (1) fair value hedge; (2) cash flow hedge; and (3) hedge of a net investment in a foreign operation.

For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative is reported as a component of “Accumulated other comprehensive income - AOCI” and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. The portion of gains and losses on the derivatives representing either hedge ineffectiveness or hedge components excluded from the assessment of effectiveness are recognized in current earnings. All hedging derivative amounts affecting earnings are recognized consistent with the classification of the hedged item, in net interest income.

If the hedge relationship is terminated as was the case for certain of our hedge relationships in 2009 that no longer met the effectiveness requirement, the change in fair value of the derivative recorded in AOCI is recognized when the cash flows that were hedged occur, consistent with the original hedge strategy. If it is probable that the forecasted transaction will not occur according to the original strategy, any related derivative amounts recorded in AOCI will be immediately recognized in earnings.

Finance, Loan and Lease Receivables, Held-for-investment, Policy [Policy Text Block]
i) Loans and leases

General

Loans and leases are stated at amortized cost using the effective yield interest method, including interest receivable and contractual indexation. Loan origination fees and certain direct origination costs are deferred and recognized as adjustments to interest income over the lives of the related loans. Interest income is recorded on the accrual basis and is added to the principal amount of the loans and leases each period. Lease financing receivables are recorded at the aggregate of lease payments receivable plus the estimated residual value of the leased property, less unearned income.

The FASB issued new disclosures requirements (ASU 2010-20) which are effective prospectively for the calendar year ended on December 31, 2010 with respect to loans and to allowance for loan and lease losses. The new guidance introduces two new concepts: Portfolios segments (“segments”) and classes of finance receivables (“classes”). The segments are the levels at which the Company develops and documents its methodology for determining the allowance for loan losses. The classes are a disaggregation of segments at a level at which the nature and extent of exposure to credit risk arising from finance receivables is evaluated and are based on all of the following: (i) the initial measurement attribute, (ii) risk characteristics of the receivable, and (iii) method for monitoring and assessing credit risk. Segments of Itaú Unibanco are: Individuals, Corporate, Small and Medium Businesses and Foreign Loans Latin America. The classes that are part of the Individuals segment are: Credit Cards, Personal Loans, Vehicles and Mortgage Loans. The other segments do not have separate classes.

We have separate management responsibility for measuring and monitoring our allowance for loan losses for each of our segments (Individuals, Corporate, Small and Medium Businesses and Foreign Loans Latin America) and for each segment we develop and document the methodology to be used to measure such allowance. Our Individuals segment consists primarily of vehicle financing to individuals, credit card, personal loans (including mainly consumer finance and overdrafts) and residential mortgage loans. Our Corporate portfolio includes loans made to large corporate clients. Our Small and Medium Businesses Portfolio correspond to loans to a variety of customers from small to medium – sized companies. Our Foreign Loans Latin America is substantially composed of loans granted to individuals in Argentina, Chile, Paraguay and Uruguay. The identification of segments and classes by Itaú Unibanco was based on the level at which credit risk management and monitoring is performed. Management and monitoring is performed on a decentralized basis with business units responsible for a class having responsibility for decisions as to the level of risk to take in granting loans considering the expected profitability.

Purchased impaired loans

Purchased impaired loans are initially recognized at their fair value (evidenced by the purchase price of the loans) or in the case of business combinations based on the estimated present value of amounts to be received. Subsequently the valuation allowance should only reflect losses incurred after acquisition. The excess of cash flows expected at acquisition over the initial investment (known as the accretable yield) should be recognized as interest income over the life of the loan when the timing and amount of cash flows expected to be collected can be made. If upon subsequent evaluation it is concluded that it is probable that not all the cash flows expected at acquisition will be collected the loan shall be considered impaired. If upon subsequent evaluation it is probable that significant additional cash flows will be collected, any valuation allowance should be reversed and the amount of the accretable yield should be recalculated and the recalculated accretable yield should be applied prospectively over the life of the loan. This policy is adopted for all portfolio segments of Itaú Unibanco that carry purchased impaired loans.

Purchased non-impaired loans

Purchased non-impaired loans are initially recognized at their fair value (evidenced by the purchase price of the loans) or in the case of business combinations at the present value of amounts to be received. Subsequently interest income and any difference between the purchase price and remaining principle is accrued through the maturity date using the effective yield interest method. This policy is adopted for all portfolio segments of Itaú Unibanco that carry purchased non impaired loans

Finance, Loan and Lease Receivables, Held-for-investment, Allowance and Nonperforming Loans, Policy [Policy Text Block]
j) Non-accrual, Impaired loans and leases and charge-offs.

Non-accrual: We consider loans and leases more than 60 days overdue as non-accrual for all our segments and classes and we stop accruing interest on them. Interest income on all our segments and classes is subsequently recognized only to the extent of cash received until the loan is placed on accrual status. Loans are not reclassified as accruing until the following conditions are met in all our portfolio classes except for credit card: the customer has paid all due installments that are more than 60 days overdue or when contractual terms have been modified and the customer is current under the modified terms. In the credit cards class if a customer that is overdue more than 60 days subsequently pays at least the minimum amount required, it is placed again in accrual status and we accrue interest. If the credit cards holder pays an amount less than such minimum the customer continues to be considered in non-accrual status.

Impaired loans: Loans and leases of all segments and classes are considered impaired when, in our judgment, all amounts due, including accrued interest, are no longer considered collectible.

We consider impaired those loans and leases in all our portfolio that are more than 90 days overdue, those that have already been renegotiated and in addition are over 60 days overdue and, for larger balance non-homogeneous loans belonging to the Corporate segment when they present deterioration indicators that result in being classified in a specific monitoring status as approved by a specific credit committee.

Charge-offs: Loans and leases are charged-off against the allowance when the loan is not collected or is considered permanently impaired. Charge-off normally occurs if no payment is received within 360 days except for loans with original maturities of more than 36 months that are charged off after 540 days overdue. Charge-offs may be recognized earlier than 360 days if it is concluded that the loan is not recoverable. This criteria is adopted for all our portfolio.

Loans and Leases Receivable, Allowance for Loan Losses Policy [Policy Text Block]
k) Allowance for loan and lease losses

The allowance for loan and lease losses is a valuation allowance that has been recorded for probable losses inherent in the portfolio at the balance sheet date. The determination of the level of the allowance rests upon various judgments and assumptions, including current economic conditions, loan portfolio composition, prior loan and lease loss data and evaluation of credit risk related to individual loans. Our process for determining the appropriate allowance for credit losses includes management's judgment and the use of estimates. The adequacy of the allowance is reviewed regularly by management.

Our entire allowance is available to cover credit losses inherent to our entire portfolio. In order to determine the amount of our allowance for loan and lease losses the portfolio is classified in two main categories for each of which a specific methodology is used to estimate the inherent losses. In the first category, "loans individually reviewed", we include all our loans in the Corporate segment, which need to be individually reviewed for impairment. In the second category, "loans reviewed on a portfolio basis", we include small homogenous credit portfolios, which are comprised of loans in the Individuals segment, in the Foreign Loans Latin America segment and  loans in the Small and Medium Businesses segment. To determine the amount of the allowance corresponding to the "loans individually reviewed", which are considered impaired, we use methodologies that consider both the quality of the customer and the nature of the transaction, including its collateral, in order to estimate the expected cash flows from these loans. For "loans individually reviewed" and not considered to be impaired, loans are classified on different rating categories using several qualitative and quantitative factors applied through internally developed models. Inherent losses for each rating are estimated considering our historical experience on this portfolio, which is a low-default portfolio, and we monitor our inherent loss estimate against market-wide loss experiences. To determine the amount of the allowance corresponding to "loans reviewed on a portfolio basis", loans are segregated into classes considering the underlying risks and characteristics of each group.  The allowance for loan losses is determined for each of those classes through a process that considers historical delinquency and credit loss experience over the most recent years.

Effective December 31, 2010 we changed the detailed methodology used to estimate our allowance for loan and lease losses for “loans reviewed on a portfolio basis” which was previously based on transition matrices. In connection with the requirements to measure credit risk under Basel II we began a few years ago to develop models with stronger statistical basis and that captured a significantly higher quantity of indicators in order to estimate probabilities of default and amounts of default and we also started to build the databases required to apply those models. As a result of the weakened economic environment observed in late 2008, we also noticed that adjustments to reflect economic environment conditions were required to the amounts of allowance estimated using transition matrices because those matrices were “lagging” in capturing in a relatively short period the effects of significant changes in the economic conditions. As result of those developments we implanted the new detailed methodology effective December 31, 2010.

The current methodology takes into account two components to quantify the amount of the allowance:  the probability of default by counterparty (Probability of Default or “PD”) and the potential and expected timing for recovery on defaulted credits (Loss Given Default or “LGD”) wich are applied to the outstanding balance of the loan. Measurement and assessment of these components is part of the process for granting credit and for managing the portfolio. The estimated amounts of PD and LGD are measured based on statistical models that consider a significant number of inputs which are different for each class and include, amongst others, income, equity, past loan experiences, level of indebtedness, economic sector that affects collectability and other attributes of each counterparty and of the economic environment.  These models are updated regularly for changes in economic and business conditions.

The change in methodology resulted in a reduction in the amount of the allowance for loans and leases as of December 31, 2010 (and in the amount of the provision for loan and losses charged to expense for such year) as compared to the one that would have resulted from the prior methodology of R $ 935.

Under the methodology used in periods before December 31, 2010 the allowance for loan losses for “loans reviewed on a portfolio basis” was determined for homogeneous credit portfolios through a process that considered the historical delinquency and credit loss experience during the past years, captured by transition matrices and applied to the current portfolio. Adjustments to historical loss rates were introduced when necessary to reflect changes in economic environment and current conditions, as the weakened economic environment seen during the last quarter of 2008 that affected the portfolio of loans granted before the economic deterioration that occurred during 2009.

The allowance is increased by provisions and recoveries of loans and leases, previously charged off, and is reduced by charged-off loans and leases deemed uncollectible.

The accounting policy and methodology used by the entity to estimate probable losses incurred as of the balance sheet date from exposure to off-balance sheet commitments includes analysis of historical losses and existing economic conditions and is based on the analysis of commitments to extend credit (such as overdraft limits, pre-approved lending commitments, letters of credit outstanding (standby) and other) that have not yet been withdrawn by customers. The limits are continually monitored and changed, when allowed under the terms of the agreements with customers, according to customer behavior.

Equity Method Investments, Policy [Policy Text Block]
l) Investments in unconsolidated companies

Investments in unconsolidated companies, where we own between 20% and 50% of voting stock, are accounted for using the equity method of accounting. Under this method our share of the results of the companies, as measured under US GAAP, is recognized in the consolidated statement of income as Equity in earnings of unconsolidated companies, net, and dividends are credited when declared to the Investments in unconsolidated companies account in the Consolidated Balance Sheet. The outstanding balance of the investment includes goodwill and intangible assets related to those investments, when applicable, which are included in the analysis of whether a decline in value of the investment is considered to be "other-than- temporary".

Investments in companies of less than 20% of voting capital with no readily determinable market value under ASC 320 - Investments - Debt and Equity Securities are recorded at cost (unless we have the ability to exercise significant influence over the operations of the company in which case we use the equity method) and dividends are recognized in income when received (see Note 11).

Goodwill and intangible assets related to affiliates are presented in these financial statements as part of the investment in the affiliate and included in the analysis of whether a decline in value of the investment is considered to be other-than-temporary.

Finance, Loan and Lease Receivables, Held for Investments, Foreclosed Assets Policy [Policy Text Block]
m) Foreclosed assets, including real estate

Assets are classified as foreclosed properties and included in Other assets upon actual foreclosure.

Assets received upon foreclosure of loans, including real estate, are initially recorded at the lower of:
•	fair value minus estimated costs to sell, or
•	the carrying value of the loan.

The differences are recorded as a charge to the allowance for loan and lease losses.

Subsequent decreases in the fair value of the asset are recorded as a valuation allowance with a corresponding charge to Non-interest expense. Costs of maintaining such assets are expensed as incurred. In accordance with Brazilian banking regulations, we are required to dispose of such assets within one year of foreclosure.

Property, Plant and Equipment, Policy [Policy Text Block]
n) Premises and equipment

Premises and equipment, including leasehold improvements, are carried at cost which includes capitalized interest, in accordance with ASC 835-20, Interest - Capitalization of Interest, plus price level restatements up to June 30, 1997 (see Note 2a), less depreciation which is computed on the straight-line method using rates based on the estimated useful lives of such assets Leasehold improvements are amortized over the estimated economic life of the improvement.

Costs incurred in developing software or software obtained for internal use, except the costs related to the planning and production stage, have been capitalized in accordance with ASC 350-40, Intangibles – Goodwill and Other – Internal-Use Software and are amortized using the straight-line method over no more than five years.

We assess impairment in accordance with the requirements of ASC 360-10-35, Property, Plant, and Equipment – Subsequent Measurement when events and circumstances indicate that such impairment may exist. No impairment charge has been recorded through December 31, 2010.

Premises and equipment no longer in use is classified as held for sale and carried at the lower of fair value minus estimated costs to sell, or cost. The analysis is made on an individual asset basis. If the fair value of the asset minus the estimated costs to sell the asset is less than the cost of the asset, the deficiency is recognized as a valuation allowance and a charge to the consolidated statement of income.

Goodwill and Intangible Assets, Policy [Policy Text Block]
o) Goodwill and other intangible assets

According to ASC 350, Intangibles – Goodwill and Other, goodwill is not amortized, but rather tested for impairment at least annually, using a two-step approach that involves the identification of “reporting units” and the estimation of each reporting unit’s fair value.

Our reporting units are either one of our operating segments or one level below an operating segment. A "reporting unit" would be a component below an operating segment when discrete financial information is available for such component and management of the operating segment regularly reviews the result of the component.  Our reporting units are one level below our operating segments except in the case of Itaú BBA which is a segment with no reporting units.

We determined June 30 of each year to be the date for performing such impairment test. During the years ended December 31, 2010, 2009 and 2008, goodwill was tested for impairment and it was determined that no impairment was needed. Therefore, no impairment charges were recorded. There were no indicators of impairment that would have suggested another calculation be performed between July 1st and December 31, 2010, except with respect to goodwill of the reporting unit Redecad for which an impairment test was performed on December 31, 2010 and no impairment has been identified.

Intangible assets with finite lives are generally amortized on a straight-line basis over the estimated period benefited. Intangible assets are amortized over their expected useful lives which do not to exceed twenty years. We review our intangible assets for events or changes in circumstances that may indicate that the carrying amount of the assets may not be recoverable, in which case an impairment charge is recognized in Amortization of intangible assets in the consolidated income statement. Indefinite life intangible assets (consisting of certain brands) are tested annually for impairment by comparing the carrying amount with the estimated fair value of the intangible asset as of the date of the test. We determined June 30 of each year to be the date for performing such impairment test.

Income Tax, Policy [Policy Text Block]
p) Income taxes

There are two components of the income tax provision: current and deferred. Current income tax expense approximates taxes to be paid or refunded for the applicable period. We account for deferred income taxes by the asset and liability method, as specified in ASC 740, Income Taxes. Under such method, deferred tax assets or liabilities are recognized with a corresponding credit or charge to income for differences between the financial and tax basis of assets and liabilities at each year end. The tax benefit of net operating loss carry-forwards arising from tax losses are recognized as assets. A valuation allowance is recognized on deferred tax assets if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred tax asset will not be realized. Changes in tax law and rates are reflected in the statement of income in the period in which they are enacted. We treat interest and penalties on income taxes as a component of other non-interest expense.

ASC 740-10-25 Income Tax – Recognition, sets out a consistent framework to determine the appropriate level of tax reserves to maintain for uncertain tax positions. This interpretation of ASC 740 uses a two-step approach wherein a tax benefit is recognized if a position is more-likely-than-not to be sustained. The amount of the benefit is then measured to be the highest tax benefit that is greater than 50% likely to be realized. Interest and penalties on income taxes are treated as a component of other non-interest expense. ASC 740-10-25 also sets out disclosure requirements to enhance transparency of an entity’s tax reserves. See Note 21 for additional information.

Insurance Private Retirement Plans and Capitalization Plans Policy [Text Block]
q) Insurance, private retirement plans and capitalization plans

We recognize revenue from our insurance operations, including our life insurance activities that consist almost exclusively of one-year term life insurance, as short-duration contracts over the period of insurance coverage. Reserves for insurance claims are established based on historical experience, claims in process of payment, estimated amounts of claims incurred but not yet reported, and other factors relevant to the levels of reserves required. In the normal course of business, we reinsure a portion of the risk underwritten, particularly property and casualty risks that exceed the maximum limits of responsibility that we understand as appropriate for each segment and product (after a study which considers size, experience, specificities and the necessary capital to support these limits). We reinsure our risks with local reinsurers according to the Resolution No. 168 of December 17, 2007, which assures to local reinsurers the preferential offer of each cession of reinsurance in a minimum amount of 60% of the assigned premiums, up to January 16, 2010, and of 40%, after that date. These reinsurance agreements permit recovery of a portion of losses from the reinsurer, although they do not discharge our primary liability as direct insurer of the risks reinsured. The following table presents the amounts of reinsurance receivables, earned premiums and recoveries:

	2010	2009	2008
Reinsurance receivables at period end	1,093	1,147	59
Earned premiums ceded under reinsurance contracts during the year ended December 31	791	759	340
Recoveries recognized under reinsurance contracts during the year ended December 31	714	521	317

A liability for premium deficiencies is recognized if the estimated amount of premium deficiencies exceeds deferred acquisition costs.

The significant majority of our private retirement plans correspond to deferred annuities. Of the plans currently offered by us, known as PGBL and VGBL, the investment risk during the accumulation phase of the plans is for the account of the holders of the policies and we account for them as investment contracts in accordance with the requirements of ASC 944-20, Financial Services – Insurance – Insurance Activities. During the accumulation phase of our PGBL and VGLB plans we recognize as a liability the amounts received from the customers that accumulate in their accounts and we recognize as revenue amounts deducted from their contributions as service fees. Customers of PGBL and VGBL plans may redeem the balance accrued in their favor at any moment, after a minimum holding period, and we recognize a liability for investment contracts equal to the balance of the account of the customer. The balance of the investment contract accounts increases as a result of contributions made by customers and by interest credited to such accounts and reduces by withdrawals and service fees charged to the customers. Service fees charged to customers of PGBL and VGBL plans are recorded under “Insurance premiums, income on private retirement plans and of capitalization plans” and interest credited to balance accounts is presented under “Interest on investment contracts” in the consolidated statement of income.

At the end of a contractually stated term the amounts not redeemed by the customers are used to purchase an annuity, at terms contractually established at the date the customers entered into the plans. During the benefit’s pay-out phase, which is the period after the purchase of the annuity, we recognize a liability for future benefits policy.

We recognize an additional liability in accordance with ASC 944-20 during the accumulation phase if the present value of the expected benefit payments at the expected annuitization date exceeds the expected account balance at such annuitization date.

On the private retirement plans that are not considered investment contracts we recognize as revenue all amounts collected from customers and we recognize an expense for the recognition of a liability for future policy benefits.

Considering the reduced period since we have been offering retirement plans, the amount of liabilities for future benefits policy for annuities in the pay-out phase are minimal.

Under our capitalization plans, our customers deposit with us specified amounts, depending on the plan, which are redeemable by the customers at their full amount with monetary indexation only at the end of the contractually agreed term of the specific plan, which generally exceeds one year. Customers enter, during the term of the plan, into periodic lotteries that present opportunities to win cash prizes. At any moment before the end of the contractually agreed term in which the customers redeem their funds, we refund an amount which is only a percentage of the amount originally deposited. We recognize as revenue on a straight line basis over the contractual term the difference between the initial amount deposited with us and the amount to which we are liable as of such date. We recognize as a reduction in revenue the recording of an actuarially determined provision for future prizes.

Deferred Policy Acquisition Costs [Text Block]
r) Deferred policy acquisition costs

The costs that vary with and relate to the production of new insurance business are deferred to the extent that such costs are deemed recoverable from future profits. Such costs include commissions, costs of policy insurance and underwriting. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

Deferred policy acquisition costs related to insurance contracts are amortized over the expected lives of the contracts. Deferred policy acquisition costs are reduced, when applicable, by any premium deficiency.

Pension and Other Postretirement Plans, Policy [Policy Text Block]
s) Employee benefits

Pension plans and other post-retirement benefits

We are required to make employer contributions to the government pension funds, welfare benefits and redundancy plans, as appropriate, in Brazil and other countries where we operate, which are expensed as incurred. Such contributions totaled R $ 1,328, R $ 1,178 and R $ 747 at December 31, 2010, 2009 and 2008, respectively.

We also sponsor defined benefit plans and defined contribution plans that are accounted for in accordance with ASC 715-30, Compensation – Retirement Benefits – Defined Benefit Plans – Pension. Accounting for defined benefit plans requires the use of an actuarial method for determining defined benefit pension costs and provides for the deferral of actuarial gains and losses (in excess of a specific corridor) that result from changes in assumptions or actual experience differing from that assumed. For defined contribution plans we recognize as an expense in the consolidated statement of income the contributions to the plan during the relevant period. Some of the business we acquired also sponsor healthcare post-employment benefit plans and we are committed by the purchase agreements to maintain such benefits for a specified period of time. We account for such health-care post-retirement benefits in accordance with ASC 715-60, Compensation – Retirement Benefits – Other Postretirement

Pursuant to ASC 715-20, Compensation – Retirement Benefits – Defined Benefit Plans - General, we recognize deferred actuarial gains and losses and unrecognized prior service cost in the consolidated balance sheet, directly against stockholders’ equity (“Other Accumulated Comprehensive Income – Defined Benefit Pension Plans and Other Post-Retirement Plans”).

A curtailment is an event that significantly reduces the expected years of future service of present employees or eliminates for a significant number of employees the accrual of defined benefits for some or all of their future services. A settlement is a transaction that is an irrevocable action, relieves the employer (or the plan) of primary responsibility for a pension or postretirement benefit obligation, and eliminates significant risks related to the obligation and the assets used to effect the settlement.

A gain or loss from a plan curtailment is the sum of two elements: (a) the recognition in income of deferred prior service cost associated with years of service no longer expected to be rendered and (b) the change in the projected benefit obligation, net of any unrecognized gains or losses.

If the curtailment causes the projected benefit obligation to decline, the gain is netted against any unrecognized net loss, if any, and any excess gain is a curtailment gain. If the curtailment causes the projected benefit obligation to increase, the loss is netted against any unrecognized net gain of the plan, if any, and any excess loss is a curtailment loss.

When a settlement takes place, a gain or loss is recognized for the amount of unrecognized gains and losses previously recognized in Accumulated Other Comprehensive Income plus or less the gain or loss on settlement. When only a part of the projected benefit obligation is settled, the employer should recognize a pro rata portion of the aggregate gain or loss with the pro rata factor computed as the percentage reduction in the projected benefit obligation due to the partial settlement.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Share-Based Compensation

We account for our Share-Based Compensation plans according to ASC 718 – Compensation – Stock Compensation. This guidance requires a public entity to measure the cost of employee services received in exchange for an award of equity instruments, based on the fair value of the award. That cost will be recognized over the period during which an employee is required to provide services in exchange for the award (vesting period). The fair value of employee share options and similar instruments is estimated using option-pricing models adjusted to the unique characteristics of those instruments. The fair value of other awards such as restricted stock units are measured based on the fair value of the underlying equity instrument.

Since the exercise price of some of our stock options is adjusted based on changes in a general inflation index they should be accounted for as a liability award under ASC 718. Our other awards that have no exercise price are accounted for as equity awards under ASC 718.

Guarantees, Indemnifications and Warranties Policies [Policy Text Block]
t) Guarantees granted

We recognize a liability, presented under “Other Liabilities”, for the fair value of guarantees granted at the date on which we issue the guarantee. Fair value is generally represented by the price we charge the customer to issue the guarantee. Subsequent to issuance of the guarantee we recognize a reduction in the amount of the fair value originally recorded over the period from issuance until the guarantee expires. We recognize the reduction in “Fee and Commission Income” in the consolidated statement of income. If we conclude that it is probable that we will incur a loss in relation to the guarantee issued, we recognize a provision for the estimated amount of the probable loss which is also presented under “Other liabilities” in the consolidated balance sheet.

Contingent Gains and Losses Policy [Text Block]
u) Contingent gains and losses

Contingent gains and losses are assessed, recognized and disclosed according to the provisions set forth in ASC 450, Contingencies.

Contingent gains and losses refer to potential rights or obligations arising from past events, the occurrence of which is dependent upon future events.

•
Contingent gains: they are not recognized in our financial statements, except when we understand realization is certain, usually represented by favorable claims awarded to us in a final and unappealable judgment and the actual recovery of the claim through either the receipt or their legal offset against another liability.

•
Contingent losses: basically arise from administrative proceedings and lawsuits, inherent in the normal course of business, filed by third parties, former employees and governmental bodies, in connection with civil, labor, tax (other than tax on income) and social security lawsuits. These contingencies are measured based on our best estimates, considering the opinion of legal advisors when considered probable that financial resources shall be required to settle the contingency and the amount may be reasonably estimated. Contingencies are classified either as probable, for which provisions are recognized; possible, which are disclosed but not recognized; or remote, for which recognition or disclosure are not required. Contingent amounts are measured through the use of models and criteria which allow reasonably estimates, in spite of the inherent uncertainty in their term and amounts.

Escrow deposits are adjusted in accordance with the terms of current legislation.

Contingent losses guaranteed by indemnity clauses provided by third parties, such as in business combinations consummated before January 1, 2009, are recognized when a claim is asserted with simultaneous recognition of the corresponding receivable, when its collectability is considered probable. For business combinations consummated after January 1, 2009, indemnification assets are recognized at the same time and measured on the same basis as the indemnified item, subject to collectability or contractual limitations on the indemnified amount.

Treasury Stock Policy [Text Block]
v) Treasury stock

Common and preferred shares reacquired are recorded under “Treasury Stock” within stockholders’ equity at their acquisition price.

Shares held in treasury that are subsequently sold, such as those sold to grantees under our Stock Option Plan, are recorded as a reduction in treasury stock at the average price of the shares in treasury held at such date.

The difference between the sale price and the average price of the shares in treasury is recorded as a reduction or increase in additional paid-in capital. Shares held in treasury that are cancelled are recorded as a reduction in treasury stock against appropriated retained earnings, at the average price of the shares held in treasury at the cancellation date.

Interest On Stockholders Equity Policy [Text Block]
w) Interest on stockholders' equity

From January 1, 1996, Brazilian corporations are permitted to attribute a tax-deductible notional interest charge on stockholders' equity.

For US GAAP purposes, the notional interest charge is treated as a dividend and is, accordingly, shown as a direct reduction of stockholders' equity in the financial statements. The related tax benefit is recorded in the consolidated statement of income.

Earnings Per Share, Policy [Policy Text Block]
x) Earnings per share

Earnings per share are computed by dividing net income by the weighted average number of common and preferred shares outstanding for each year presented. Weighted average shares are computed based on the periods for which the shares are outstanding.

Earnings per share are presented based on the two types of stock issued by Itaú Unibanco Holding. Both types, common and preferred, participate in dividends on substantially the same basis, except that preferred shares are entitled to a priority non-cumulative minimum annual dividend of R $ 0.022 per share. Earnings per share are computed based on the distributed earnings (dividends and interest on stockholders' equity) and undistributed earnings of Itaú Unibanco Holding after giving effect to the preference indicated above, without regard to whether the earnings will ultimately be fully distributed. Earnings per share amounts have been determined as though all earnings will be distributed and computed following the “two class” method established by ASC 260, Earnings Per Share.

Itaú Unibanco Holding has issued stock options and other stock based compensation instruments (Note 26) whose dilutive effects are reflected in diluted earnings per share by application of the “treasury stock method“. Under the treasury stock method, earnings per share are calculated as if options were exercised and as if the assumed proceeds (consisting of funds to be received upon exercise of the stock options and the amount of compensation cost attributed to future services and not yet recognized) were used to purchase our own stock.

Revenue Recognition, Services, Commissions [Policy Text Block]
y) Fee and commission income

We earn fee income from investment management, credit card, investment banking and certain commercial banking services. Such fees are typically recognized when the service is performed (investment and commercial banking) or over the life of the contract (investment management and credit cards).

Recently Accounting Guidance Applicable For Current Period Policy [Text Block]
z) Accounting guidance applicable for the year ended December 31, 2010

In September 2010, FASB issued ASU 2010-25, “Plan Accounting: Defined Contribution Pension Plans (Topic 962): Reporting Loans to Participants by Defined Contribution Pension Plans”. The amendment requires that loans to participants be classified as accounts receivables from participants, and be separated from investment plans and measured at the unpaid loan principal balance plus any accrued interest not yet paid. The amendment is effective for fiscal periods ending after December 15, 2010.

In August 2010, the FASB issued ASU 2010-21, “Accounting for Technical Amendments to Various SEC Rules and Schedules”. The will codify ASU previously-issued technical amendments to various rules, forms and schedules under the Securities Act of 1933 and the Securities Exchange Act of 1934. The amendments, issued by the SEC on April 2009, were a result of the implementation of revised guidance on business combinations and noncontrolling interests in consolidated financial statements under ASC 805 and ASC 810. The purpose of the amendments is to eliminate obsolete terminology and revise reporting and disclosure requirements to achieve consistency between the SEC´s compliance requirements and ASC 805 and ASC 810. The adoption of this amendment to ASC did not have impact in our consoled financial statements.

In July 2010, the FASB issued ASU 2010-20, “Disclosures about Credit Quality of Financing Receivables and Allowance for Credit Losses”. The guidance of this ASU requires a greater level of disaggregated information about the allowance for credit losses and the credit quality of financing receivables. The period-end balance disclosure requirements for loans and the allowance for loan losses are being presented without comparatives (as allowed by ASU 2010-20) in these financial statements.

In April 2010, the FASB issued ASU 2010-18, “Receivables (Topic 310), Effect of Loan Modification When the Loan Is Part of a Pool That Is Accounted for as a Single Asset”. As a result of the amendments in this guidance, modifications of loans that are accounted for within a pool under ASC 310-30 do not result in the removal of those loans from the pool even if the modification of those loans would otherwise be considered a troubled debt restructuring. An entity will continue to be required to consider whether the pool of assets in which the loan is included is impaired if expected cash flows for the pool change. The guidance in this ASU is effective in the first interim or annual period ending on or after July 15, 2010 and is to be prospectively applied. The adoption of this amendment to ASC did not have impact in our consolidated financial statements.

In March 2010, the FASB issued ASU 2010-11, “Derivatives and Hedging (Topic 815): Scope Exception Related to Embedded Credit Derivatives”. The guidance in this ASU clarifies and amends the accounting for credit derivatives embedded in beneficial interests in securitized financial assets. The new guidance is effective the first day of the first fiscal quarter beginning after June 15, 2010. The adoption of this amendment to ASC did not have impact in our consolidated financial statements.

In February 2010, the FASB issued ASU 2010-10, “Consolidation (Topic 810): Amendments for Certain Investment Funds”. The guidance deferred the effective date of certain recent amendments and clarified other aspects of the ASC 810 amendments. As a result of the deferral, a reporting entity will not be required to apply the recent amendments to the Subtopic 810-10 consolidation requirements to its interest in an entity that meets the criteria to qualify for the deferral. This guidance also clarified how a related party´s interests in an entity should be considered when evaluating the criteria for determining whether a decision maker or service provider fee represents a variable interest. In addition, the guidance also clarified that a quantitative calculation should not be the sole basis for evaluating whether a decision maker´s or service provider´s fee is a variable interest. The impact of adopting this guidance was not material.

In January 2010, the FASB issued ASU 2010-06, ”Fair Value Measurements and Disclosures”. The guidance requires the disclosure of the amounts of significant transfers in and out of Level 1 and 2 fair value measurements and to describe the reasons for the transfers. The disclosures are effective for reporting periods beginning after December 15, 2009. Additionally, disclosures of the gross purchases, sales, issuances and settlements activity in Level 3 fair value measurements will be required for fiscal years beginning after December 15, 2010. The effects of adoption and the required disclosures are presented in Note 28.

In June 2009, the FASB issued an amendment to ASC 860, Transfers and Servicing, through the issuance of SFAS 166, “Accounting for Transfers of Financial Assets - an amendment of FASB Statement 140”. Subsequently, on December 2009, ASU 2009-16 “Accounting for Transfers of Financial Assets – an amendment of FASB Statement 140” was issued. This amendment to ASC 860 removes the concept of a qualifying special-purpose entity and removes the exception from applying ASC 810 to qualifying special purpose entities. ASC 860 changes the requirements for derecognizing financial assets modifying the financial components approach and limits the circumstances in which a financial asset, or portion of a financial asset, should be derecognized when the transferor has not transferred the entire original financial asset to an entity that is not consolidated with the transferor in the financial statements being presented and/or when the transferor has continuing involvement with the transferred financial asset. This amendment to ASC 860 removes the special provisions for guaranteed mortgage securitizations and, as a result, requires those securitizations to be treated the same as any other transfer of financial assets within the scope of ASC 860. Additional disclosures are required to provide financial statement users with greater transparency about transfers of financial assets and a transferor’s continuing involvement with transferred financial assets. This guidance was effective for Itaú Unibanco on January 1, 2010. The adoption of this guidance did not have any material impact on our financial condition or results of operations.

Also on June 2009, the FASB issued an amendment to ASC 810, Consolidation, through the issuance of SFAS 167 “Amendments to FASB Interpretation 46(R)”. Subsequently, on December 2009, ASU 2009-17 “Amendments to FASB Interpretation 46(R)” was issued. This amendment to ASC 810 requires an enterprise to perform an analysis to determine whether the enterprise’s variable interest or interests give it a controlling financial interest in a variable interest entity. This analysis identifies the primary beneficiary of a variable interest entity as the enterprise that has both of the following characteristics: (i) the power to direct the activities of a variable interest entity that most significantly impact the entity’s economic performance, and (ii) the obligation to absorb losses of the entity that could potentially be significant to the variable interest entity or the right to receive benefits from the entity that could potentially be significant to the variable interest entity. Additionally, an enterprise is required to assess whether it has an implicit financial responsibility to ensure that a variable interest entity operates as designed when determining whether it has the power to direct the activities of the variable interest entity that most significantly impact the entity’s economic performance. ASC 810 also requires ongoing reassessments of whether an enterprise is the primary beneficiary of a variable interest entity and eliminates the quantitative approach previously required for determining the primary beneficiary of a variable interest entity, which was based on determining which enterprise absorbs the majority of the entity’s expected losses, receives a majority of the entity’s expected residual returns, or both.  ASC 810 requires enhanced disclosures that provide users of financial statements with more transparent information about an enterprise’s involvement in a variable interest entity. This guidance was effective for Itaú Unibanco on January 1, 2010. The adoption of this guidance did not have a material impact on the financial condition or results of operations, and the additional required disclosures are presented in Note 1b and on the face of our consolidated Balance Sheet.

Recently Accounting Guidance Applicable For Future Periods Policy [Text Block]
aa) Recently issued accounting guidance applicable for future periods

In April 2011, the FASB issued ASU 2011-03, “Reconsideration of effective control for repurchase agreements”, which intends to improve financial reporting of repurchase agreements and other agreements, that obligate a transferor to repurchase or redeem financial assets before their maturity. This amendment removes from the evaluation of the effective control over a financial asset the criterion that considered the transferor's ability to repurchase or redeem the asset according to agreed-upon conditions. This ASU is effective on the first interim or annual period starting on or after December 15, 2011. Early adoption is not permitted. We are evaluating the potential impact of the guidance in this ASU.

In January 2011, the FASB issued ASU 2011-01 Receivables (Topic 310), “Deferral of the effective date of disclosures about troubled debt restructurings”, which deferred on a temporary basis the implementation of paragraphs 310-10-50-31 to 310-10-50-34 of ASU 2010-20, which address troubled debt restructuring. However, in April 2011, the FASB issued ASU 2011-02 Receivables (Topic 310), “A creditor’s determination of whether a restructuring is a troubled debt restructuring”, and established that the disclosures postponed by the ASU 2011-01 should be presented for annual or interim periods beginning on or after June 15, 2011. Additionally, the ASU 2011-02 assists creditors in identifying any restructured troubled debts. We are evaluating the potential impact of the guidance in this ASU.

In December 2010, FASB issued ASU 2010-28, “Intangibles – Goodwill and Other (Topic 350): When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts”. This amendment sets forth that the step 2 of the impairment test, which measures the amount of impairment, shall be performed in case the business unit has a zero or a negative carrying amount, and is more likely than not that an impairment exists. This amendment is effective for fiscal periods beginning after December 15, 2010. We are assessing the impact of this change.

In December 2010, the FASB issued ASU 2010-29, “Disclosure of supplementary pro forma information for business combinations”. The amendment is intended to clarify the pro forma disclosures required for a business combination occurring during the reporting period. The amendment is effective prospectively for business combinations occurred on or after the beginning of the first annual reporting period beginning on or after December 15, 2010. Early adoption is permitted. We are evaluating the potential impact of the guidance in this ASU.

In October 2010, the FASB issued ASU 2010-26, Financial Services – Insurance (Topic 944), which addresses the accounting for costs associated with acquiring or renewing insurance contracts, and specifies which costs related to these activities may be deferred. This ASU is effective for fiscal years and interim periods beginning on or after December 15, 2011. Early adoption is permitted. We are evaluating the potential impact of the guidance in this ASU.

In September 2010, the FASB issued ASU 2010-24, “Presentation of Insurance Claims and Related Insurance Recoveries” which amends ASC 954 to reflect the Emerging Issues Task Force (“EITF’) consensus that the insurance guidance for health care entities should require these entities to reflect their gross exposure to claims liabilities with a corresponding receivable for insurance recoveries. The amendments align the accounting requirements for health care entities with other industries. The guidance in the ASU is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2010, with early adoption permitted. We are evaluating the potential impact of the guidance in this ASU.

In August 2010, the FASB issued ASU 2010-22, “Technical Corrections to SEC Paragraphs – An announcement made by the staff of the SEC”.   The guidance in the ASU primarily amends various SEC paragraphs based on external comments received as well as the issuance of Staff Accounting Bulletin (“SAB”) 112, which amends or rescinds portions of certain SAB topics.   The guidance will also amend the XBRL taxonomy. We are evaluating the potential impact of the guidance in this ASU.

In April 2010, the FASB issued ASU 2010-15, “How Investments Held through Separate Accounts Affect an Insurer’s Consolidation Analysis of Those Investments”. It clarifies that an insurance enterprise should not consider any separate account interests in an investment held for the benefit of policy holders to be the insurer’s own interests. Accordingly, the insurer should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation. The guidance in this ASU amends to ASC 944-80 to clarify when special accounting for investments in consolidation is appropriate. The guidance in this ASU is effective for interim periods and fiscal years beginning after December 15, 2010 and is to be retrospectively applied. We are evaluating the potential impact of the guidance in this ASU.

In April 2010, the FASB issued ASU 2010-13, “Effect of Denominating the Exercise Price of a Share-Based Payment Award in the Currency of the Market in Which the Underlying Equity Security Trades”. The ASU updates the guidance in ASC 718, Compensation—Stock Compensation, to clarify that share-based payment awards with an exercise price denominated in the currency of a market in which a substantial portion of the underlying equity security trades should not be considered to meet the criteria requiring classification as a liability. The updated guidance is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2010. The adoption of this amendment to ASC did not have impact in our consolidated financial statements.

DESCRIPTION OF BUSINESS AND BASIS OF CONSOLIDATION (Tables)	12 Months Ended
Dec. 31, 2010
Description Of Business and Basis Of Consolidation [Abstract]
List Of Main Subsidiaries [Text Block]
List of main Subsidiaries

	Incorporation country	Voting interest (%) as of 12/31/2010
Afinco Américas Madeira, SGPS, Soc. Unipessoal Ltda.	Portugal	100.00%
Banco Dibens S.A. (1)	Brazil	100.00%
Banco Fiat S.A. (2)	Brazil	100.00%
Banco Investcred Unibanco S.A. (1)	Brazil	50.00%
Banco Itaú Argentina S.A.	Argentina	100.00%
Banco Itaú BBA S.A.	Brazil	99.99%
Banco Itaú Chile S.A.	Chile	99.99%
Banco Itaú Europa Luxembourg S.A.	Luxembourg	99.98%
Banco Itaú Europa S.A.	Portugal	99.99%
Banco Itaú Paraguay S.A. (1)(3)	Paraguay	99.99%
Banco Itaú Uruguay S.A.	Uruguay	100.00%
Banco ItauBank S.A.	Brazil	100.00%
Banco Itaucard S.A. (2)	Brazil	100.00%
Banco Itaucred Financiamentos S.A. (2)	Brazil	100.00%
Banco Itauleasing S.A. (2)	Brazil	100.00%
BIU Participações S.A. (4)	Brazil	66.15%
Cia Itaú de Capitalização	Brazil	99.99%
Dibens Leasing S.A. - Arrendamento Mercantil (1)(2)	Brazil	100.00%
FAI - Financeira Americanas Itaú S.A. Crédito, Financiamento e Investimento	Brazil	50.00%
Fiat Administradora de Consórcios Ltda.	Brazil	99.99%
Financeira Itaú CBD S.A. Crédito, Financiamento e Investimento	Brazil	50.00%
Hipercard Banco Múltiplo S.A. (1)(2)	Brazil	100.00%
Itaú Administradora de Consórcios Ltda.	Brazil	99.99%
Itaú Bank, Ltd.	Cayman Islands	100.00%
Itaú Corretora de Valores S.A. (2)	Brazil	100.00%
Itaú Seguros S.A.	Brazil	100.00%
Itaú Unibanco S.A.	Brazil	100.00%
Itaú Vida e Previdência S.A.	Brazil	100.00%
Itaú XL Seguros Corporativos S.A. (5)	Brazil	100.00%
Itaúsa Export S.A.	Brazil	100.00%
Luizacred S.A. Sociedade Crédito Financiamento Investimento (1)	Brazil	50.00%
Oca Casa Financiera S.A.	Uruguay	100.00%
Orbitall Serviços e Processamento de Informações Comerciais S.A.	Brazil	99.99%
Ponto Frio Leasing S.A. Arrendamento Mercantil (1)	Brazil	50.00%
Redecard S.A. (6)	Brazil	50.01%
Unibanco - União de Banco Brasileiros S.A. (1)	Brazil	100.00%
Unibanco Holdings S.A. (1)	Brazil	100.00%
Unibanco Cayman Bank Ltd (1)	Cayman Islands	100.00%
Unibanco Participações Societárias S.A. (1)(2)	Brazil	100.00%
Unicard Banco Múltiplo S.A. (1)(2)	Brazil	100.00%

SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2010
Significant Accounting Policies (Tables) [Abstract]
Reinsurance Receivables Earned Premiums and Recoveries [Text Block]
Reinsurance receivables, earned premiums and recoveries

	2010	2009	2008
Reinsurance receivables at period end	1,093	1,147	59
Earned premiums ceded under reinsurance contracts during the year ended December 31	791	759	340
Recoveries recognized under reinsurance contracts during the year ended December 31	714	521	317

BUSINESS DEVELOPMENT (Tables)	12 Months Ended
Dec. 31, 2010
Business Development (Tables) [Abstract]
Exchange Ratio [Text Block]
Number of shares of Unibanco and of Unibanco Holdings exchanged for 1 share of Itaú Unibanco
Common	1.1797 = 1
Preferred	3.4782 = 1
Unit	1.7391 = 1
Global Depositary Receipts	0.17391 = 1

Schedule Of Recognized Identified Assets Acquired and Liabilities Acquisition One Assumed [Table Text Block]
Estimated fair value of assets acquired and liabilities assumed on the date of acquisition of Unibanco and Unibanco Holdings

Cash and cash equivalents	17,262
Interest-bearing deposits in other banks	770
Securities purchased under resale agreements	26,922
Central Bank compulsory deposits	2,093
Trading assets, at fair value	21,265
Available-for-sale securities, at fair value	18,547
Held-to-maturity securities, at amortized cost	836
Net loans and leases	69,644
Investments in unconsolidated companies - Redecard	3,891
Investments in unconsolidated companies - Others	1,166
Premises and equipment, net	1,155
Intangible assets	13,517
Deferred tax asset, net	1,560
Deferred tax asset for excess tax-deductible goodwill	7,155
Other assets	15,557
Total assets purchased	201,340
Non-interest and interest-bearing deposits	56,762
Securities sold under repurchase agreements	33,545
Short and long-term borrowings	38,813
Other liabilities	45,228
Total liabilities assumed	174,348
Net asset at fair value	26,992
Fair value of non-controlling interests	(1,503)
Shareholders’ equity attributable to Itaú Unibanco	25,489
Purchase price	24,659
Bargain purchase gain	830

Gain Ecognized On Remeasurement To Fair Value Of Original Interest In Equity Method Investee [Table Text Block]
The gain recognized as a result of remeasuring to fair value our original interest in Redecard

Original Redecard common shares – in thousands of shares	312,403
Quoted market price at date of acquisition – in R $	28.50
Fair value of our initial investment in Redecard	8,903
Less carrying amount	4,373
Pre-tax gain	4,530

Schedule Of Recognized Identified Assets Acquired and Liabilities Acquisition Two Assumed [Table Text Block]
Purchase of Redecard and the allocation of the assets acquired and liabilities assumed

Identifiable assets acquired and liabilities assumed
Cash and cash equivalents	175
Premises and equipments, net	306
Intangible assets	5,572
Receivables from banks issuers of credit cards	12,103
Other assets	249
Total assets purchased	18,405
Deferred tax liability	1,978
Payable to merchants	10,933
Other liabilities	787
Total liabilities assumed	13,698
Total shareholders’ equity – 100%	4,707
Fair value of non-controlling interests	(9,590)
Goodwill	14,376
Purchase price	9,493
Amount paid in cash	590
Fair value of our original investment in Redecard	8,903

Schedule Of Recognized Identified Assets Acquired and Liabilities Acquisition Three Assumed [Table Text Block]
Value of identifiable assets acquired and liabilities assumed - Porto Seguro

Identifiable assets acquired and liabilities assumed
Cash and cash equivalents	11
Held-to-maturity securities	1,663
Available-for-sale securities	271
Net loans	270
Premises and equipment, net	226
Intangible assets	874
Other assets	850
Total assets purchased	4,165
Deposits	54
Short and long-term borrowings	39
Insurance claims reserves, reserves for private retirement plans and reserves for capitalization	1,754
Other liabilities	830
Total liabilities assumed	2,677
Interest in PSIUPAR’s net assets - 43.9%	1,488
Fair value of interest held in PSIUPAR	1,886
Goodwill	398

Business Combination Step Acquisition Disclosure [Table Text Block]
Estimated fair value of assets acquired and liabilities assumed

Interest-bearing deposits in other banks	2,092
Trading assets	576
Available-for-sale securities	541
Loans and leases	1,848
Intangible assets	116
Other assets	484
Total assets purchased	5,657
Liabilities assumed	5,258
Purchase price	399

CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2010
Cash and Cash Equivalents (Tables) [Abstract]
Schedule of Cash and Cash Equivalents [Table Text Block]	Components of Cash and Cash equivalents
	12/31/2010	12/31/2009
Cash and due from banks	5,568	5,355
Interest-bearing deposits in other banks	32,365	60,101
TOTAL	37,933	65,456

CENTRAL BANK COMPULSORY DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2010
Central Bank Compulsory Deposits (Tables) [Abstract]
Schedule Of Compulsory Deposits Maintained By Type and Amount [Table Text Block]	Compulsory deposits maintained by type and amounts
	12/31/2010	12/31/2009
Non-interest bearing deposits	4,736	4,042
Interest-bearing	81,054	9,827
TOTAL	85,790	13,869

TRADING ASSETS (Tables)	12 Months Ended
Dec. 31, 2010
Trading Assets (Tables) [Abstract]
Trading Securities (and Certain Trading Assets) [Table Text Block]
NOTE 6 – TRADING ASSETS

Trading assets, stated at fair value, are presented in the following table :

	12/31/2010	12/31/2009
Investment funds (*)	47,304	39,347
Brazilian federal government securities	69,661	23,985
Brazilian government external debt securities	667	222
Government debt securities – other countries	9,353	1,058
Argentina	293	179
United States	8,714	748
Mexico	29	10
Russia	45	-
Chile	248	77
Uruguay	24	30
Other	-	14
Corporate debt securities	3,404	2,226
Marketable equity securities	1,825	1,142
Derivative financial instruments	7,789	5,549
Options	1,752	1,819
Forwards	2,060	378
Swaps	2,987	2,900
Credit derivatives	261	15
Other derivatives	729	437
TOTAL	140,003	73,529
(*) Includes investment funds with respect to investment contracts (see Note 2q).

Net unrealized (losses) gains included in trading assets as of December 31, 2010, 2009 and 2008 amounted to R $ 971, R $ 559 and R $ 1,414, respectively.

The net change in unrealized gain or loss on trading assets held as of December 31, 2010, 2009 and 2008 was R $ 412, R $ (855) and R $ 1,153, respectively.

AVAILABLE FOR SALE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2010
Available For Sale Securities (Tables) [Abstract]
Schedule of Available-for-sale Securities Reconciliation [Table Text Block]
The fair values and corresponding amortized cost of available-for-sale securities as of December 31

	12/31/2010				12/31/2009
		Unrealized				Unrealized
	Amortized cost	Gains	Losses	Fair value	Amortized cost	Gains	Losses	Fair value
Investment funds	758	14	(2)	770	1,247	13	(1)	1,259
Brazilian federal government securities	10,681	268	(106)	10,843	14,324	140	(21)	14,443
Brazilian government external debt securities	4,965	202	(449)	4,718	2,060	197	(277)	1,980
Government debt securities – other countries	4,737	4	(182)	4,559	7,261	25	(43)	7,243
Portugal	-	-	-	-	26	-	-	26
United States	679	-	-	679	17	-	-	17
Austria	-	-	-	-	212	1	-	213
Denmark	2,109	-	(93)	2,016	1,995	6	(30)	1,971
Spain	777	-	(43)	734	1,090	3	-	1,093
Korea	262	-	(26)	236	1,750	12	(5)	1,757
Chile	454	1	(2)	453	1,278	3	(7)	1,274
Paraguay	272	2	(18)	256	417	-	-	417
Uruguay	184	1	-	185	476	-	(1)	475
Corporate debt securities	22,179	460	(266)	22,373	14,852	251	(137)	14,966
Marketable equity securities	647	748	(22)	1,373	893	869	(390)	1,372
TOTAL	43,967	1,696	(1,027)	44,636	40,637	1,495	(869)	41,263

Reclassification Of Other Comprehensive Income On Available For Sale Securities [Table Text Block]
The amounts reclassified from Other Accumulated Comprehensive Income on Available for sale securities

	01/01 to 12/31/2010	01/01 to 12/31/2009	01/01 to 12/31/2008
Gross realized gains during the year upon sale of the securities	277	384	131
Gross realized losses during the year upon sale of the securities	(57)	(173)	(245)
Other-than temporary impairment losses (Note 24b)	(20)	(56)	(53)
Realized gain upon exchange of shares of Bovespa Holding S.A. (Note 24a)	-	-	424
TOTAL	200	155	257

Amortized Cost and Fair Value Of Available For Sale Securities By Maturity [Table Text Block]
The amortized cost and fair value of available-for-sale securities, by maturity

	12/31/2010
	Amortized cost	Fair value
Due within one year	14,378	13,647
From 1 to 5 years	11,816	11,992
From 5 to 10 years	7,252	7,416
After 10 years	5,810	6,081
No stated maturity	4,711	5,500
TOTAL	43,967	44,636

HELD TO MATURITY SECURITIES (Tables)	12 Months Ended
Dec. 31, 2010
Held To Maturity Securities Tables [Abstract]
Amortized Cost and Corresponding Fair Value Of Held To Maturity Securities [Table Text Block]
Amortized cost and corresponding fair value of held-to-maturity securities

	12/31/2010				12/31/2009
	Amortized	Unrealized		Fair	Amortized	Unrealized		Fair
	cost	Gains	Losses	value	cost	Gains	Losses	value
Brazilian federal government securities	2,099	569	-	2,668	1,273	299	-	1,572
Brazilian government external debt securities	226	28	-	254	238	42	-	280
Government debt securities – other countries	16	-	-	16	17	-	-	17
Corporate debt securities	165	7	-	172	234	21	-	255
TOTAL	2,506	604	-	3,110	1,762	362	-	2,124

Amortized Cost and Fair Value Of Held To Maturity Securities By Maturity [Table Text Block]
The amortized cost and fair value of held-to-maturity securities, by maturity

	12/31/2010
	Amortized cost	Fair value
Due within one year	283	288
From 1 to 5 years	343	383
From 5 to 10 years	61	308
After 10 years	1,819	2,131
TOTAL	2,506	3,110

LOANS AND LEASES (Tables)	12 Months Ended
Dec. 31, 2010
Loans and Leases (Tables) [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
Schedule of loans by type of loan

	12/31/2010	12/31/2009
Commercial	141,708	113,223
Industrial and other	132,670	104,505
Import financing	2,342	1,895
Export financing	6,696	6,823
Real estate loans	16,271	10,939
Leases, mainly vehicles	37,704	47,230
Public sector	1,138	1,611
Individuals	95,923	67,601
Overdraft	4,204	4,119
Consumer Finance operations, including vehicles	54,658	32,701
Credit card	37,061	30,781
Agricultural	5,425	5,132
TOTAL	298,169	245,736

Impaired Financing Receivables [Table Text Block]
Impaired loans by types of financial receivables

		12/31/2010
	Recorded Amount	Unpaid principal balance	Related Allowance for loan losses	Average book value	Recognized interest revenue

Corporate	884	871	454	1,371	50

Total	884	871	454	1,371	50

Loans Past Due Age Analysis [Table Text Block]
Age analysis of the past due loans

	12/31/2010
	Current and past due Up to 30 days	Past due from 31 to 60 days	Past due from 61 to 90 days (*)	Past due over 90 days	Total past due over 30 days	Total
Individuals	115,540	3,347	1,624	7,978	12,949	128,489
Credit Card	32,705	401	372	2,719	3,492	36,197
Personal Loans	21,045	525	336	2,112	2,973	24,018
Vehicles	54,044	2,331	872	3,007	6,210	60,254
Mortgage Loans	7,746	90	44	140	274	8,020

Corporate	76,363	55	44	122	221	76,584

Small and Medium Businesses	73,171	1,114	710	4,619	6,443	79,614

Foreign Loans Latin America	13,385	31	15	51	97	13,482

Total	278,459	4,547	2,393	12,770	19,710	298,169
(*) Loans in non-accrual status. There are no loans more than 60 days overdue that are in accrual status

Measurement Of Levels Of Risk By Pd and Indicators Of Credit Quality [Table Text Block]	Correlation between the levels of risk as measured by the PD
Internal Rating	PD
Strong	Lower than 4.44%
Satisfactory	From 4.44% up to 25.95%
Higher Risk	Higher than 25.95%

Financing Receivable Credit Quality Indicators [Table Text Block]
Segregation of loans by class of finance receivables based on the credit quality indicators

	12/31/2010
	Strong	Satisfactory	Higher Risk	Impaired	TOTAL
Individuals	66,639	43,116	10,270	8,464	128,489
Credit Card	16,157	14,153	3,144	2,743	36,197
Personal Loans	10,530	7,026	4,221	2,241	24,018
Vehicles	32,423	21,666	2,850	3,315	60,254
Mortgage Loans	7,529	271	55	165	8,020

Corporate	73,051	2,505	143	885	76,584

Small and Medium Businesses	47,918	17,029	9,811	4,856	79,614

Foreign Loans Latin America	13,431	-	-	51	13,482

Total	201,039	62,650	20,224	14,256	298,169
%	67.4%	21.0%	6.8%	4.8%	100.0%

Ratio Of Performing and Nonperforming Loans To Total Loans [Table Text Block]
Ratio of performing and non-performing loans to total loans

	12/31/2010
	Performing	Non Performing	% NPL	Total
Individuals	118,886	9,603	7.5%	128,489
Credit Card	33,105	3,092	8.5%	36,197
Personal Loans	21,570	2,448	10.2%	24,018
Vehicles	56,375	3,879	6.4%	60,254
Mortgage Loans	7,836	184	2.3%	8,020

Corporate	76,418	166	0.2%	76,584

Small and Medium Businesses	74,285	5,329	6.7%	79,614

Foreign Loans Latin America	13,416	66	0.5%	13,482

Total	283,005	15,164	5.1%	298,169

Credit Impaired Loans Purchased Under Business Combination [Table Text Block]
Credit Impaired Loans purchased under a Business combination

February 18, 2009
Contractually required payments (including interest)	4,116
Less: non-accretable difference	(2,882)
Cash flow expected to be collected representing undiscounted principal and interest at acquisition	1,234
Less: Accretable yield	(144)
Fair value of loans acquired	1,090

Accretable Yield Activity On Credit Impaired Loans [Table Text Block]
Accretable yield activitiy on Credit impaired loans

Balance as of January 1, 2009	-
Acquisition of Unibanco	144
Accretion into interest income	(80)
Balance as of December 31, 2009	64
Balance as of January 1, 2010	64
Accretion into interest income	(64)
Balance as of December 31, 2010	-

ALLOWANCE FOR LOAN AND LEASE LOSSES (Tables)	12 Months Ended
Dec. 31, 2010
Allowance For Loan and Lease Losses (Tables) [Abstract]
Allowance for Credit Losses on Financing Receivables [Table Text Block]
Changes in the allowance for loan and lease losses
	12/31/2010	12/31/2009	12/31/2008
Balance at the beginning of the period	19,968	12,202	7,473
Provision for loan and lease losses	11,871	15,372	9,361
Credits charged off	(16,158)	(9,490)	(5,904)
Recoveries	4,457	1,884	1,272
Balance at the end of the period	20,138	19,968	12,202

Finance Receivable By Segment and By Classes [Table Text Block]
Finance receivables balances by segment and by classes and its related allowance for losses, including the break down of the loans by the method of calculating the impairment (individually and collectively)

	12/31/2010
	Impaired (*)		Not Impaired		Total
	Loan	Allowance	Loan	Allowance	Loan	Allowance
I - Individually evaluated for impairment:

Corporate	884	454	75,700	617	76,584	1,071

II- Collectivelly evaluated for impairment:

Individuals	8,464	5,071	120,025	6,072	128,489	11,143
Credit Card	2,743	1,667	33,454	2,137	36,197	3,804
Personal Loans	2,241	1,403	21,777	2,115	24,018	3,518
Vehicles	3,315	1,938	56,939	1,771	60,254	3,709
Mortgage Loans	165	63	7,855	49	8,020	112

Small and Medium Businesses	4,857	3,412	74,757	4,293	79,614	7,705

Foreign Loans Latin America	51	35	13,431	184	13,482	219

Total	14,256	8,972	283,913	11,166	298,169	20,138
(*) During 2010 no loans were purchased by Itaú Unibanco with deterioration in the financial position and no amounts are outstanding as of December 31, 2010 from acquisitions in prior years.

INVESTMENTS IN UNCONSOLIDATED COMPANIES (Tables)	12 Months Ended
Dec. 31, 2010
Investments In Unconsolidated Companies (Tables) [Abstract]
Schedule Of Equity and Cost Method Investments [Table Text Block]
Schedule of Equity and Cost method investments

	Ownership % as of 12/31/2010		12/31/2010 (a)					12/31/2009 (a)			12/31/2008 (a)
	Total	Voting	Stockholders’ equity	Net income (loss)	Investment	Equity in earnings (losses)	Market Value	Investment	Equity in earnings (losses)	Market Value	Equity in earnings (losses)
Investments accounted for under the equity method
Banco BPI S.A. (b)	19.04	19.04	4,091	336	779	64	524	1,018	(280)	903	148
Porto Seguro Itaú Unibanco Participações S.A. (c)	42.93	42.93	2,602	242	2,013	104	2,782	1,909	36	1,985	-
Itaú XL Seguros Corporativos S.A. (d)	-	-	-	-	-	9		123	22		7
Redecard S.A. (e)	-	-	-	-	-	-		-	147		278
Other (f)	-	-	-	-	257	131		466	66		41
Subtotal					3,049	308		3,516	(9)		474
Other investments recorded at cost	-	-	-	-	548	-		805	-		-
Total					3,597	308		4,321	(9)		474
(a) Amounts derived from the financial statements prepared in accordance with accounting principles adopted in Brazil in each case adjusted for US GAAP, when applicable. There are no significant restrictions to remit funds to the Bank.
(b) Banco BPI S.A. is an equity investee of IPI – Itausa Investimentos Ltda (“IPI”). The shares of IPI are owned 43% by Itaúsa Export S.A. and 57% by other subsidiaries of Itaú Unibanco Holding. During the year ended December 31, 2009 we recorded an impairment charge with respect to this investment of R $ 302.
(c) On August 23, 2009, Itaú Unibanco Holding obtained an equity interest in Porto Seguro S.A.. Total investment as of December 31, 2010 and R $ 936 as of December 31, 2009, which corresponds to the difference between the investment in net assets of Porto Seguro Itaú Unibanco Participações S.A., and the cost of investment. As of December 31, 2010 the difference between the investment in net assets and the cost of investments is composed as follows: (i) fair value of intangible assets of R $ 814, (ii) goodwill of R $ 398 and (iii) other differences of R $ (311). For purpose of market value, the quotation of Porto Segueos S.A. shares was taken into account.
(d) See Note 1b.
(e) See Note 3b.
(f) Other includes interest in the total capital and voting stock of the following companies : Latosol Empreendimentos e Participação Ltda (32.11% total capital and voting stock), Olímpia Promoção e Serviços S.A. (50% total capital and voting stock), Rosefiled Finance Ltd (50% total capital and voting stock), Serasa S.A. (24.39% of total capital and voting stock) and Tecnologia Bancária S.A. (14.86% total capital and 24.81% voting stock).

Summarized Financial Information Of Equity Method Investments [Table Text Block]
Summarized financial information of Equity method investments

Balance sheet - unaudited	12/31/2008

Total assets	14,645
Total liabilities	13,459
Stockholders’ equity	1,186
Investment	275

Statement of income - unaudited	01/01/2008 to 12/31/2008

Operating revenues	2,900
Operating expenses	1,109
Income before income tax	1,791
Income tax	592
Net income	1,199
Equity in earnings	278

PREMISES AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2010
Premises and Equipment (Tables) [Abstract]
Property, Plant and Equipment [Table Text Block]

Schedule of Property, Plant and Equipment	12/31/2010	12/31/2009	Annual depreciation rates (%)
Gross
Land	1,045	959
Buildings used in operations	3,027	2,647
Installations, furniture, equipment and security and communication	2,279	1,915
Data processing equipment	4,635	3,918
Cost of software developed or obtained for internal use	1,313	1,298
Transportation system	9	16
Assets held for sale	19	23
Other	143	349
TOTAL	12,470	11,125
Accumulated depreciation
Buildings used in operations	(1,892)	(1,718)	4
Installations, furniture, equipment and security and communication	(1,228)	(925)	10 a 25
Data processing equipment	(3,352)	(3,073)	20 a 50
Cost of software developed or obtained for internal use	(675)	(630)	20 a 33
Transportation system	(6)	(11)	20
Other	(166)	(196)	20
TOTAL	(7,319)	(6,553)
NET CARRYING AMOUNT	5,151	4,572

GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2010
Goodwill and Intangible Assets (Tables) [Abstract]
Schedule of Goodwill [Table Text Block]
 Movement of aggregate goodwill

	12/31/2010	12/31/2009

Commercial bank segment
Opening balance – gross amount	177	224
Accumulated impairment losses	-	-
Opening balance – net amount	177	224
Effect of exchange rate on goodwill on entities outside Brazil	(7)	(47)
Closing balance - gross amount	170	177
Accumulated impairment losses	-	-
Closing balance net amount	170	177

Itaú BBA segment
Opening balance – gross amount	36	36
Accumulated impairment losses	-	-
Opening balance – net amount	36	36
Closing balance - gross amount	36	36
Accumulated impairment losses	-	-
Closing balance net amount	36	36

Consumer credit segment
Opening balance – gross amount	14,498	163
Accumulated impairment losses	-	-
Opening balance – net amount	14,498	163
Addition as a result of acquisition	-	14,376
Tax benefit in the realization of deductible goodwill	(40)	(41)
Closing balance - gross amount	14,458	14,498
Accumulated impairment losses	-	-
Closing balance net amount	14,458	14,498

Total goodwill
Opening balance – gross amount	14,711	423
Accumulated impairment losses	-	-
Opening balance – net amount	14,711	423
Addition as a result of acquisition	-	14,376
Effect of exchange rate on goodwill on entities outside Brazil	(7)	(47)
Tax benefit in the realization of deductible goodwill	(40)	(41)
Closing balance - gross amount	14,664	14,711
Accumulated impairment losses	-	-
Closing balance net amount	14,664	14,711

Intangible Assets Disclosures [Table Text Block]
Changes in intangible assets

	2010					2009
	Exclusive access to customers of retailers and real estate brokers	Customer relationships (including Core Deposits)	Brand	Other	TOTAL	Exclusive access to customers of retailers and real estate brokers	Customer relationships (including Core Deposits)	Brand	Other	TOTAL
Opening balance	5,174	15,807	1,394	194	22,569	1,433	5,101	-	142	6,676
Additions as a result of transactions for the year:	367	178	-	-	545	4,270	14,144	1,394	114	19,922
Unibanco (Note 3a)	-	-	-	-	-	3,600	8,765	1,039	113	13,517
Redecard (Note 3b)	-	-	-	-	-	-	5,216	355	1	5,572
Other	367	178	-	-	545	670	163	-	-	833
Amortization for the year	(536)	(3,552)	(454)		(4,592)	(520)	(3,096)	-	(47)	(3,663)
Effect of exchange rate on intangible assets of entities outside Brazil	-	(4)	-	-	(4)	-	(58)	-	-	(58)
Termination of contracts	(20)	(76)			(96)	-	(38)	-		(38)
Impairment losses	(4)	(7)	-	-	(11)	-	(10)	-	-	(10)
Tax benefit in the realization of deductible goodwill arising from acquisitions	(9)	(238)		(16)	(263)	(9)	(236)	-	(15)	(260)
Closing balance	4,972	12,108	940	128	18,148	5,174	15,807	1,394	194	22,569
Gross balance	6,415	23,813	1,394	369	31,991	6,048	23,635	1,394	369	31,446
Accumulated amortization	(1,443)	(11,705)	(454)	(241)	(13,843)	(874)	(7,828)	-	(175)	(8,877)
Closing balances net	4,972	12,108	940	128	18,148	5,174	15,807	1,394	194	22,569
Weighted average useful life (in years)	11.3	3.1	0.0	4.3	4.7	12.3	4.1	0.0	5.4	5.5

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]	Estimated amortization expense
Estimated amortization expense
2011	4,140
2012	2,967
2013	2,659
2014	1,709
2015	1,430

Schedule Of Definite and Indefinite Life [Table Text Block]	Schedule of Intangible Assets
	Indefinite life	Definite life
Gross amount	485	909
Accumulated amortization	-	(454)
Net amount	485	455

OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2010
Other Assets (Tables) [Abstract]
Schedule of Other Assets [Table Text Block]
Schedule of other assets

	12/31/2010	12/31/2009
Redecard- receivables from issuers of credit cards	18,061	9,521
Deferred tax assets (Note 21)	6,396	7,092
Prepaid taxes	4,189	5,404
Escrow deposits for taxes payable and challenged in court (Note 30b)	3,708	4,127
Escrow deposits for provision for contingent liabilities classified as possible (Note 30b)	3,300	3,234
Escrow deposits for provision for contingent liabilities classified as probable (Note 30b)	4,076	3,219
Receivables from reimbursement of contingent liabilities (Note 30b)	1,784	1,114
Service fees and commissions receivable	3,634	3,000
Securities trading and clearing accounts	2,073	746
Other escrow deposits	1,876	423
Prepaid expenses	1,707	2,003
Prepaid pension plan assets (Note 25c)	1,481	2,743
Receivable from the government administered fund – Fundo para Compensação de Variações Salariais (FCVS)	577	533
Receivables related to acquisitions (Note 35)	211	192
Deferred policy acquisition costs	197	299
Escrow account related to strategic partnerships with CBD and LASA	72	109
Foreclosed assets, net	69	218
Other	2,776	1,593
TOTAL	56,186	45,570

DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2010
Deposits (Tables) [Abstract]
Schedule Of Deposit Liabilities [Table Text Block]
Deposits

	12/31/2010	12/31/2009
Non-interest bearing deposits	26,439	25,884
Demand deposits	25,533	24,887
Other deposits	906	997
Interest-bearing deposits	176,221	165,024
Savings deposits	57,899	48,222
Time deposits	116,398	114,810
Deposits from other banks	1,924	1,992
TOTAL	202,660	190,908

SHORT-TERM BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2010
Short-Term Borrowings (Tables) [Abstract]
Schedule of Short-term Debt [Table Text Block]
Schedule of Short term borrowings

	12/31/2010	12/31/2009
Trade financing borrowings	8,075	6,093
Local onlending	378	215
Euronotes	1,306	414
Fixed rate notes	92	408
Mortgage notes	10,595	7,854
Securities issued and sold to customers under repurchase agreements	101,207	65,520
Other short-term borrowings	1,388	221
TOTAL	123,041	80,725

ShortTerm Borrowings Interest Rates Applicable
ShortTerm Borrowings Interest Rates Applicable

	12/31/2010	12/31/2009
Trade financing borrowings	0.10% to 10.00%	1.00% to 13.28%
Local onlending	1.50% to 10.00%	1.50% to 11.50%
Euronotes	0.40% to 2.50%	0.23% to 10.91%
Fixed rate notes	1.35% to 10.37%	0.95% to 8.93%
Mortgage notes	2.04% to 10.64%	1.28% to 8.55%

LONG TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2010
Long Term Debt (Tables) [Abstract]
Schedule Of Long Term Debt [Table Text Block]
Schedule of Long Term Debt

	12/31/2010	12/31/2009
Local onlending	31,238	21,867
Euronotes	2,721	1,534
Fixed rate notes	550	148
Mortgage notes	1,217	971
Trade financing borrowings	5,967	5,907
Debentures	1,384	2,764
Subordinated debt	34,407	22,725
Other long-term debt (*)	7,284	3,060
TOTAL	84,768	58,976
(*) Including lease obligations in the amount of R $ 14 and R $ 27 as of December 31, 2010 and 2009, respectively.

Schedule Of Euronotes [Table Text Block]
Schedule of Euronotes

	Original term in			Carrying amount (net of repurchases)
Maturity date	years	Currency	Coupon - %	12/31/2010	12/31/2009
2/9/2010	2	US $	11.41	-	3
2/10/2010	1	US $	3.12	-	2
2/22/2010	1	US $	4.50	-	2
6/21/2010	2	US $	6.25	-	3
6/21/2010	2	US $	6.20	-	6
6/22/2010	5		€3.50	-	327
7/20/2010	2	US $	1.55	-	2
8/20/2010	5	US $	3.64	-	4
10/20/2010	5	US $	7.08	-	3
10/20/2010	5	US $	7.29	-	4
10/20/2010	5	US $	8.00	-	2
10/20/2010	5	US $	6.98	-	9
10/20/2010	5	US $	7.03	-	15
1/3/2011	4	US $	10.64	1	-
1/20/2011	3	US $	1.93	17	18
2/22/2011	5	US $	2.57	4	4
2/22/2011	5	US $	2.72	8	8
2/22/2011	5	US $	2.82	25	26
3/4/2011	3	US $	3.45	4	5
4/20/2011	5	US $	2.25	3	3
5/17/2011	2	US $	2.49	1	1
5/19/2011	2	US $	9.73	2	2
5/27/2011	1	US $	1.70	2	2
7/27/2011	5		€1.35	447	538
8/22/2011	1	US $	1.33	1	-
12/20/2011	2	US $	2.10	2	-
12/27/2011	5	US $	3.17	14	14
2/17/2012	7		€1.44	-	20
5/21/2012	5	US $	6.00	8	9
5/30/2012	5	R $	9.21	404	404
7/2/2012	2	US $	2.85	8	-
7/6/2012	3	US $	3.15	2	2
7/9/2012	3	US $	3.30	12	12
2/20/2013	5	US $	5.14	42	44
4/22/2013	5		€7.38	2	2
5/20/2013	4	US $	5.75	8	8
6/20/2013	3	US $	3.00	9	-
6/20/2013	3	US $	2.70	4	-
7/1/2013	3	US $	3.10	18	-
7/1/2013	3	US $	3.55	76	-
10/31/2013	3	US $	1.50	200	-
5/2/2014	5	US $	5.00	12	13
6/20/2014	5	US $	4.10	9	10
10/30/2014	4	US $	1.70	267	-
1/20/2015	4	US $	1.80	13	-
1/20/2015	4	US $	1.36	13	-
3/20/2015	5	US $	4.00	2	-
3/20/2015	5	US $	4.12	2	-
8/10/2015	5	US $	1.23	5	-
9/1/2015	10	CLP	3.00	75	-
11/2/2015	5	US $	1.70	284	-
7/1/2017	10	CLP	3.75	194	-
10/1/2017	10	CLP	3.50	193	-
5/29/2018	9	US $	8.00	4	7
11/1/2032	11	CLP	5.00	123	-
5/1/2032	10	CLP	4.00	78	-
7/1/2032	10	CLP	4.00	123	-
TOTAL				2,721	1,534

Schedule Of Fixed Rate Notes [Table Text Block]
Schedule of Fixed Rate Notes

	Original term in			Carrying amount (net of repurchases)
Maturity date	years	Currency	Coupon - %	12/31/2010	12/31/2009
5/31/2011	2	USD	3.00	5	-
6/8/2011	2	USD	3.00	1	-
6/8/2011	2	USD	2.80	1	-
3/21/2012	8	US $	3.10	64	73
3/21/2012	8	US $	3.50	7	7
4/30/2012	8	US $	3.20	21	22
4/30/2012	5	US $	3.40	12	12
5/16/2012	8	US $	3.70	8	9
7/10/2012	8	US $	3.80	24	25
8/10/2012	2	US $	1.54	34	-
12/14/2012	3	USD	2.93	1	-
1/22/2013	3	USD	2.89	1	-
2/15/2013	5	US $	1.39	17	-
2/19/2013	5	US $	1.19	8	-
2/21/2013	3		€2.86	22	-
2/21/2013	3		€4.20	223	-
2/22/2013	5	US $	1.18	17	-
9/23/2013	4	USD	3.19	2	-
11/1/2013	4	USD	2.65	2	-
12/2/2013	4	USD	2.97	1	-
12/30/2013	4	USD	3.70	1	-
2/18/2014	4	US $	3.50	1	-
12/15/2014	5	USD	4.48	7	-
5/6/2015	5	US $	3.70	1	-
4/15/2017	9	US $	2.02	69	-
TOTAL				550	148

Schedule Of Line Of Credit Facilities [Table Text Block]
Schedule of Trade financing borrowings

Maturity	Currency	12/31/2010	12/31/2009
2010		€-	24
2010	CHF (1)	-	5
2010	CLP (2)	-	-
2010	US $	-	1,975
2010		¥-	50
2010	R $	-	3
2011		€88	146
2011	CHF (1)	-	2
2011	CLP (2)	8	-
2011	US $	2,018	2,077
2012		€521	586
2012	CHF (1)	1	2
2012	CLP (2)	-	1
2012	US $	1,315	616
2013		€62	68
2013	CHF (1)	-	2
2013	US $	924	257
2014	CHF (1)	-	2
2014	CLP (2)	1	1
2014	US $	224	54
2015	CLP (2)	1	-
2015	R $	2	-
2015	US $	627	-
After 2015	ARS (3)	1	-
After 2015		€3	1
After 2015	CHF (1)	18	9
After 2015	CLP (2)	2	2
After 2015	US $	127	24
After 2015	R $	24	-
TOTAL		5,967	5,907

Schedule Of Interest Rates On Foreign Currency Denominated Balances [Table Text Block]
Schedule of interest rates on foreign currency denominated balances

	12/31/2010	12/31/2009
US $	0.54% to 12.75%	0.45% to 11.75%
	¥-	0.75% to 3.15%
	€1.23% to 5.86%	1.12% to 7.38%
R $	9.75% to 12.50%	1.12% to 7.00%
CLP	1.87% to 6.50%	2.20% to 6.30%
CHF	0.64% to 5.75%	0.80% to 5.75%

Schedule Of Debentures [Table Text Block]
Schedule of Debentures

					Carrying amount (excluding
	Original term in		Coupon - %		debentures in treasury)
Maturity date	years	Currency	2010	2009	12/31/2010	12/31/2009
1/10/2010	3	R $	-	CDI + 0.29	-	1,035
1/10/2012	5	R $	CDI + 0.35	CDI + 0.35	1,037	1,033
Other		R $	-	-	347	696
TOTAL					1,384	2,764

Schedule of Subordinated Borrowing [Table Text Block]
Schedule of Subordinated debt

		Coupon - %		Carrying value
Maturity date	Currency	2010	2009	12/31/2010	12/31/2009
Notes
8/15/2011	US $	10.00	10.00	290	303
8/15/2011		¥4.25	4.25	625	572
4/15/2020	US $	6.20	-	1,662	-
1/22/2021	US $	5.75	-	1,691	-
7/29/2049	US $	8.70	8.70	833	867
Bonds
4/1/2033	CLP	3.50	3.50	79	67
10/1/2033	CLP	4.50	4.50	66	69
12/22/2015		€1.98	-	154	-
Bank Deposit Certificate
4/2/2012	R $	CDI + 3.50	CDI + 3.50	7,465	6,781
5/15/2012	R $	CDI + 4.00	CDI + 4.00	294	267
5/17/2012	R $	CDI + 3.80	CDI + 3.80	892	809
5/21/2012	R $	CDI + 3.90	CDI + 3.90	881	800
7/11/2012	R $	CDI + 0.38	CDI + 0.38	609	553
8/3/2012	R $	CDI + 0.38	CDI + 0.38	286	260
10/4/2012	R $	CDI + 7.35	CDI + 7.35	202	171
10/8/2012	R $	CDI + 3.80	CDI + 3.80	131	119
10/8/2012	R $	IGPM + 7.31	IGPM + 7.31	249	211
10/11/2012	R $	CDI + 0.45	CDI + 0.45	632	574
11/1/2012	R $	CDI + 0.35	CDI + 0.35	418	379
12/17/2012	R $	CDI + 2.50	CDI + 2.50	615	559
12/27/2012	R $	CDI + 2.50	CDI + 2.50	61	56
1/24/2013	R $	CDI + 0.60	CDI + 0.60	342	310
1/30/2013	R $	CDI + 0.60	CDI + 0.60	342	309
2/1/2013	R $	CDI + 0.50	CDI + 0.50	2,487	2,255
2/1/2013	R $	CDI + 0.60	CDI + 0.60	205	186
2/7/2013	R $	CDI + 0.50	CDI + 0.50	323	293
2/8/2013	R $	CDI + 0.50	CDI + 0.50	15	14
2/8/2013	R $	CDI + 0.60	CDI + 0.60	15	14
2/13/2013	R $	CDI + 0.60	CDI + 0.60	136	123
2/18/2013	R $	CDI + 0.60	CDI + 0.60	11	10
2/21/2013	R $	CDI + 0.60	CDI + 0.60	14	12
2/22/2013	R $	CDI + 0.60	CDI + 0.60	37	34
2/25/2013	R $	CDI + 0.50	CDI + 0.50	83	76
3/4/2013	R $	CDI + 0.60	CDI + 0.60	7	6
3/11/2013	R $	CDI + 0.60	CDI + 0.60	7	6
4/5/2013	R $	CDI + 6.00	CDI + 6.00	13	12
4/15/2013	R $	CDI + 6.00	CDI + 6.00	12	11
4/29/2013	R $	-	CDI + 7.00	-	3
5/6/2013	R $	-	CDI + 7.00	-	8
5/9/2013	R $	CDI + 6.00	CDI + 6.00	13	12
6/24/2013	R $	CDI + 7.00	CDI + 7.00	26	12
11/27/2013	R $	CDI + 2.00	CDI + 2.00	100	91
5/22/2014	R $	CDI + 0.35	CDI + 0.35	2,655	2,516
8/4/2014	R $	CDI + 0.46	CDI + 0.46	72	65
10/8/2014	R $	IGPM + 7.35	IGPM + 7.35	52	44
10/14/2014	R $	CDI + 12.00	CDI + 12.00	1,256	1,131
12/4/2014	R $	CDI + 0.60	CDI + 0.60	14	13
9/21/2015	R $	CDI + 19.80	CDI + 19.80	523	468
1/13/2016	R $	CDI + 14.00	-	554	-
1/18/2016	R $	CDI + 13.00	-	1,821	-
1/26/2016	R $	CDI + 13.00	-	248	-
2/1/2016	R $	CDI + 13.00	-	110	-
2/2/2016	R $	CDI + 13.00	-	117	-
2/4/2016	R $	CDI + 10.00	-	4	-
2/4/2016	R $	CDI + 11.00	-	9	-
2/5/2016	R $	CDI + 13.00	-	39	-
2/10/2016	R $	CDI + 10.00	-	60	-
2/10/2016	R $	CDI + 13.00	-	66	-
2/11/2016	R $	CDI + 10.00	-	1	-
2/12/2016	R $	CDI + 10.00	-	17	-
2/17/2016	R $	CDI + 10.00	-	1	-
2/18/2016	R $	CDI + 10.00	-	3	-
2/23/2016	R $	CDI + 10.00	-	1	-
2/23/2016	R $	CDI + 13.00	-	1	-
2/26/2016	R $	CDI + 10.00	-	4	-
3/3/2016	R $	CDI + 10.00	-	6	-
3/8/2016	R $	IPCA + 7.33	-	135	-
12/27/2016	R $	CDI + 0.47	CDI + 0.47	773	701
3/8/2017	R $	IPCA + 7.45	-	403	-
Financial Bills
10/3/2016	R $	CDI + 10.00	-	2,329	-
8/18/2016	R $	CDI + 7.00	-	1	-
12/15/2016	R $	IPCA + 7.00	-	30	-
10/25/2017	R $	IPCA + 7.00	-	210	-
Redeemable preferred shares
3/31/2015	US $	6.39	1.89	569	573
TOTAL				34,407	22,725

Schedule of Maturities of Long-term Debt [Table Text Block]
Schedule of Long Term Debt Maturity

	12/31/2010	12/31/2009
Due within one year	13,141	7,827
From 1 to 2 years	25,923	8,463
From 2 to 3 years	11,641	18,495
From 3 to 4 years	8,461	7,114
From 4 to 5 years	4,692	7,957
After 5 years	20,910	9,120
TOTAL	84,768	58,976

OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2010
Other Liabilities (Tables) [Abstract]
Schedule Of Other Liabilities [Text Block]
Schedule of Other Liabilities
	12/31/2010	12/31/2009
Payable to merchants for credit card transactions	38,198	26,181
Contingent liabilities (Note 30b)	9,642	7,651
Derivative liabilities:
Swaps	2,017	2,344
Options	3,044	2,720
Forwards	1,188	547
Credit derivatives	127	106
Futures	55	25
Other	243	539
Taxes (other than income)	5,555	3,701
Taxes payable and challenged in court (Note 30b)	5,094	6,337
Collection of third-party taxes, social contributions and other	4,431	3,563
Payable for securities purchased (trade date)	4,309	1,720
Labor liabilities	3,426	2,776
Taxes on income	1,523	1,467
Interest on stockholders' equity payable	1,451	2,517
Payable related to acquisitions (Note 35)	645	548
Stock-based compensation (Note 26)	525	618
Foreign exchange portfolio, net	320	164
Accrued pension plan benefits (Note 25c)	123	196
Fair value of guarantees granted (Note 29e)	108	68
Deferred credits related to strategic partnership with CBD and LASA	72	109
Other	5,880	4,824
Total	87,975	68,721

STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2010
Stockholders Equity (Tables) [Abstract]
Schedule Of Capital [Table Text Block]	Schedule of capital
	Number of shares issued
	2010	2009
Common shares	2,289,286,475	2,289,286,475
Preferred shares	2,281,649,744	2,281,649,744
TOTAL	4,570,936,219	4,570,936,219

Schedule of Treasury Stock by Class [Table Text Block]
Schedule of treasury stock	2010		2009
	Common shares	Preferred shares	Common shares	Preferred shares
Acquisition in the period
Stock held by Itaubanco defined contribution plan in excess of the individual accounts of participants (*)	30.50	-	-	-
Minimum cost	-	-	9.65	37.52
Weighted average cost	-	-	9.65	37.52
Maximum cost	-	-	9.65	37.52
Balance of treasury stock
Average cost	30.47	23.66	9.65	23.66
Quoted Market Value of shares in BOVESPA (Sao Paulo Stock Exchange) at December, 31	31.00	39.79	30.00	38.69
(*) As described in Note 25 treasury shares include those shares of Itaú Unibanco Holding contributed to the Itaubanco Defined Contribution Plan and that have not been credited to the individual accounts of the participants. Those shares held as assets of Itaubanco Defined Contribution Plan are accounted for as treasury shares following the accounting practice described in Note 2v. The shares held as of April 1, 2010 were measured upon recognition at fair value as of such date which was R $ 30.50.

Schedule Of Appropriated Retained Earnings [Table Text Block]
Statement of appropriated retained earnings

	2010	2009
Legal reserve	3,254	2,740

Statutory reserves:
Dividend equalization	6,718	5,964
Increase in working capital	6,917	3,864
Increase in interest in investees	8,773	5,845
Unrealized profits	-	358
Total reserves in parent company financial statements	25,662	18,771
Elimination of reserves in consolidation	(9,767)	(12,817)
Total consolidated reserves	15,895	5,954

EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2010
Earnings Per Share (Tables) [Abstract]
Schedule Of Earnings Per Share Basic [Table Text Block]
Schedule of Basic earnings per share

	01/01 to 12/31/2010	01/01 to 12/31/2009	01/01 to 12/31/2008
Earnings per share - Basic

Net income attributable to common and preferred stockholders of Itaú Unibanco Holding

Net income attributable to Itaú Unibanco Holding	11,067	14,085	4,849
Minimum non-cumulative dividend on preferred shares in accordance with our by-laws	(49)	(48)	(31)
Subtotal	11,018	14,037	4,818
Retained earnings to be distributed to common stockholders in an amount per share equal to the minimum dividend payable to preferred stockholders	(50)	(47)	(34)
Subtotal	10,968	13,990	4,784

Retained earnings to be distributed to common and preferred stockholders on a pro-rata basis:
To common stockholders	5,535	7,074	2,505
To preferred stockholders	5,433	6,916	2,279

Total net income available to common stockholders	5,585	7,121	2,539
Total net income available to preferred stockholders	5,482	6,964	2,310

Weighted average outstanding shares
Common shares	2,288,034,273	2,192,530,134	1,708,760,440
Preferred shares	2,245,448,240	2,143,753,894	1,554,841,088

Earnings per share – R $
Common shares	2.44	3.25	1.49
Preferred shares	2.44	3.25	1.49

Schedule Of Earnings Per Share Diluted [Table Text Block]
Schedule of Diluted earnings per share	01/01 to 12/31/2010	01/01 to 12/31/2009	01/01 to 12/31/2008
Earnings per share – Diluted

Net income attributable to common and preferred stockholders of Itaú Unibanco Holding

Net income available to preferred stockholders	5,482	6,964	2,310
Dividend on incremental preferred shares	18	9	9
Net income available to preferred stockholders considering incremental preferred shares	5,500	6,973	2,319

Net income available to common stockholders	5,585	7,121	2,539
Dividend on incremental preferred shares	(18)	(9)	(9)
Net income available to common stockholders considering incremental preferred shares	5,567	7,112	2,530

Adjusted weighted average shares
Common shares	2,288,034,273	2,192,530,134	1,708,760,440
Preferred shares	2,260,049,773	2,149,890,063	1,569,079,278
Preferred shares	2,245,448,240	2,143,753,894	1,554,841,088

Incremental shares from share based compensation plans (Note 26)	14,601,533	6,136,169	14,238,190

Diluted earnings per share – in R $
Common shares	2.43	3.24	1.48
Preferred shares	2.43	3.24	1.48

TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2010
Taxes On Income (Tables) [Abstract]
Schedule Of Tax Rates Applicable To Financial Institutions [Table Text Block]
Schedule of tax rates applicable to financial institutions

	01/01 to 12/31/2010	01/01 to 12/31/2009	01/01 to 12/31/2008
Federal income tax	25	25	25
Social contribution on net income (*)	15	15	15
Composite rate	40	40	40
(*) The Provisional Measure No. 413, of January 3, 2008, and Law No. 11,727, of June 23, 2008, increased the rate for social contribution on net income from 9% to 15% for financial and financial-equivalent companies effective as from May 1, 2008.

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Schedule of income tax expense

	01/01 to 12/31/2010	01/01 to 12/31/2009	01/01 to 12/31/2008
Income before taxes	16,828	23,461	3,544
Equity in earnings of unconsolidated companies, net	(308)	9	(474)
Calculation basis	16,520	23,470	3,070
Tax expense at statutory rates	(6,608)	(9,388)	(1,228)
Nontaxable (deductible) exchange gains (losses) on foreign subsidiaries	(180)	(1,356)	775
Nondeductible expenses	(120)	(86)	(112)
Nontaxable dividends on companies recorded at cost	122	101	67
Net tax benefit on interest on shareholders’ equity	1,496	1,474	660
Nondeductible stock-based compensation (non deductible) / taxable	(79)	(247)	72
Nontaxable interest on foreign government debt securities	148	295	381
Constitution of valuation allowance	-	-	131
Effect of increase in social contribution rate – deferred tax	-	-	336
Other differences	284	358	252
Income tax income (expense)	(4,937)	(8,849)	1,334

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Schedule of deferred tax assets and liabilities

	12/31/2010	12/31/2009
Deferred tax assets	25,758	26,162
Provisions not currently deductible :
Allowance for loan and lease losses	10,844	10,086
Taxes and Social Security	1,319	1,875
Other provisions	2,388	2,249
Tax loss carryforwards	3,320	3,284
Deferred tax asset for excess tax-deductible goodwill	5,112	6,269
Other temporary differences	2,775	2,399

Deferred tax liabilities	19,362	19,070
Temporary differences related to leases	8,296	7,568
Pension plan prepaid assets	1,064	1,097
Gain on Redecard transaction	1,812	1,812
Other temporary differences that include intangibles obtained in business combinations	8,190	8,593
Deferred tax liabilities/assets, included in Other liabilities/assets	6,396	7,092

Schedule Of Changes In Unrecognized Tax Benefits [Table Text Block]
Schedule of changes in unrecognized tax benefits

	01/01 to 12/31/2010	01/01 to 12/31/2009	01/01 to 12/31/2008
At the beginning of the year	2,314	2,281	2,098
Balance of Unibanco’s acquisition	-	1,248	-
Gross amount of increases for prior years’ tax positions	570	618	192
Amounts of decreases related to settlements (*)	(175)	(1,833)	(9)
At the end of the year	2,709	2,314	2,281
(*) As described in Note 30b, in 2009 and 2010 Itaú Unibanco Holding entered in the REFIS program.

Schedule Of Changes In Interest and Penalties Included In Unrecognized Tax Benefits [Table Text Block]
Schedule of change in interest and penalties included in unrecognized tax benefits

	01/01 to 12/31/2010	01/01 to 12/31/2009	01/01 to 12/31/2008
At the beginning of the year	843	1,086	976
Balance of Unibanco’s acquisition	-	562	-
Total interest and penalties recognized during the year	98	200	119
Total interest and penalties reverted by payments	(38)	(564)	(9)
Total interest and penalties reverted by REFIS (*)	(33)	(441)	-
At the end of the year	870	843	1,086
(*) As described in Note 30b, in 2009 and 2010 Itaú Unibanco Holding entered in the REFIS program.

FEE AND COMMISSION INCOME (Tables)	12 Months Ended
Dec. 31, 2010
Fee and Commission Income (Tables) [Abstract]
Fees and Commission Income [Table Text Block]
Schedule of  fees and commission income

	01/01 to 12/31/2010	01/01 to 12/31/2009	01/01 to 12/31/2008
Credit card fees	5,670	4,370	2,072
Fees charged on checking account services	5,610	4,456	3,219
Asset management fees	2,394	2,188	1,867
Collection fees	1,003	904	597
Fees for guarantees provided	873	507	204
Brokerage commissions	506	393	376
Other	575	661	606
TOTAL	16,630	13,479	8,941

ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2010
Administrative Expenses (Tables) [Abstract]
Schedule Of Administrative Expense [Table Text Block]
Schedule of Administrative expense

	01/01 to 12/31/2010	01/01 to 12/31/2009	01/01 to 12/31/2008
External administrative expenses	2,830	2,571	1,185
Maintenance and security expenses	1,593	951	569
Communication expenses	1,531	1,278	821
Technology expenses	1,320	992	764
Rent expenses (Note 30c)	841	795	394
Advertising expenses	677	514	373
Transportation costs	598	385	282
Banking and brokerage fees	596	563	593
Other marketing expenses	570	324	259
Credit card outsourcing processing fees	561	307	162
Office and technology supplies	483	299	231
Utilities	282	266	175
Traveling expenses	170	120	97
Other	723	636	504
TOTAL	12,775	10,001	6,409

OTHER NON-INTEREST INCOME AND EXPENSES (Tables)	12 Months Ended
Dec. 31, 2010
Other Non-Interest Income and Expenses (Tables) [Abstract]
Schedule Of Other Noninterest Income [Table Text Block]
Schedule of other noninterest income

	01/01 to 12/31/2010	01/01 to 12/31/2009	01/01 to 12/31/2008
Gain on early payments to merchants - credit cards	1,203	869	63
Indexation charges of other assets	1,199	1,272	1,295
Gains and losses on sale of foreclosed assets, premises and equipment and investments in unconsolidated companies	176	476	343
Gains on sale of equity interest (1) (2)	-	370	279
Other	176	106	64
Gain on exchange of shares of Bovespa Holding S.A. (3)	-	-	424
Recovery of expenses	120	334	174
Deposits related to commissions	102	30	1
Remeasurement of equity interest held in Redecard S.A. (Note 3b)	-	4,530	-
Gain on exchange of equity interest in PSIUPAR (Note 3c)	-	936	-
Bargain purchase gain on acquisition of Unibanco and Unibanco Holdings (Note 3a)	-	830	-
Other	735	833	103
Total	3,535	10,110	2,403
 (1) Gain on sale of investments in Visa in the amount of R $ 345 and in Allianz in the amount of R $ 25 during 2009.
 (2) Gain on sale of investments in Mastercard and Visa during 2008.
 (3) During 2008, Bovespa Holding S.A. (Bovespa Holding) and Bolsa de Mercadorias & Futuros – BM&F S.A. (BM&F) entered into a business combination in which BM&F was considered the accounting acquirer. In accordance with ASC 325-20-30 upon the exchange of our shares of Bovespa Holding, that were classified as available-for-sale, for shares of the combined entity we recognized a gain of R $ 424 corresponding to the difference between the cost and the fair value of the shares of Bovespa Holding as of the date of the exchange and such fair value as of the date of exchange became our new cost basis for the shares received.

Schedule Of Other Noninterest Expense [Table Text Block]
Schedule of other noninterest expense

	01/01 to 12/31/2010	01/01 to 12/31/2009	01/01 to 12/31/2008
Contingent liabilities (Note 30b)	2,907	2,535	2,440
Taxes on services, revenue and other taxes	4,842	4,066	2,166
Credit card related expenses	1,604	1,136	553
Losses from third-party frauds	571	622	345
Contributions to the Fundo Garantidor de Crédito (Brazilian deposit guarantee fund)	264	266	122
Reimbursement in connection with acquisitions	72	-	190
Loss on sale of foreclosed assets, premises and equipment in unconsolidated companies	55	42	37
Payment related to exclusivity obligation - CBD (Note 34)	-	550	-
Other than temporary impairment on available-for-sale securities	20	56	53
Other	891	1,066	269
TOTAL	11,226	10,339	6,174

PENSION PLANS AND OTHER POST RETIREMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2010
Pension Plans and Other Post Retirement Benefits (Tables) [Abstract]
Schedule of Allocation of Plan Assets [Table Text Block]
Schedule of allocation of plan assets

Categories	Total 2010	Level 1	Level 2	Level 3
Fixed-income securities	9,404	7,455	1,891	58
Federal government securities	7,334	7,334	-	-
Private securities	2,070	121	1,891	58
Real estate receivable certificate	13	-	-	13
Other securities	2,057	121	1,891	45
Other types of investments	13	-	-	13
Mezanino Fund	13	-	-	13
Variable-income securities	1,462	1,462	-	-
Shares	490	490	-	-
Group shares	972	972	-	-
Real estate	349	-	-	349
Total	11,228	8,917	1,891	420

Categories	Total 2009	Level 1	Level 2	Level 3
Fixed-income securities	12,725	10,519	2,179	27
Federal government securities	9,859	9,854	5	-
Private securities	2,866	665	2,174	27
Real estate receivable certificate	19	-	-	19
Other securities	2,847	665	2,174	8
Other types of investments	12	-	-	12
Mezanino Fund	12	-	-	12
Variable-income securities	1,490	1,490	-	-
Shares	436	436	-	-
Group shares	1,054	1,054	-	-
Real estate	310	-	-	310
Total	14,537	12,009	2,179	349

Schedule of Changes in Fair Value of Plan Assets [Table Text Block]
Schedule of changes in level 3 plan assets

Categories	2010	2009
Balance at December 31, 2009	349	368
Returns on assets	38	(25)
Purchase / (sale)	33	5
Transfer to level 3	-	1
Balance at December 31, 2010	420	349

Schedule Of Changes In Plan Assets and Projected Benefit Obligation [Table Text Block]
Schedule of changes in plan assets and the projected benefit obligation:

Pension plans	Quarter ended March 31, 2010
(I) Projected benefit obligation
At the beginning of the period	6,649
Effect of curtailment recognized in income	(1,071)
Recalculation of benefit obligations to settlement amount	1,144
Partial settlement – Amounts credited to individual accounts of Itaubanco CD Defined Contribution Plan	(3,668)
Service cost	51
Interest cost	168
Benefits paid	(42)
Actuarial loss (gain)	18
At the end of the period	3,249

(II) Plan assets at market value
At the beginning of the period	9,020
Partial settlement and transfer of assets to Itaubanco CD Defined Contribution Plan	(5,144)
Return on plan assets	343
Benefits paid	(42)
At the end of the period	4,177

(III) Funded status (II - I)	928

Pension plans	2010	2009	2008
(I) Projected benefit obligation
At the befinning of the year	11,990	11,078	9,368
Effect of curtailment recognized in income	(1,071)	-	-
Recalculation of benefit obligations to settlement amount	1,144	-	-
Partial settlement - Amounts credited to individual accounts of Itaubanco CD Defined Contribution Plan	(3,668)	-	-
UBB Prev and Banorte Plans	-	186	-
Basic Redecard Plan	-	43	-
Service cost	127	240	209
Benefits paid	(769)	(539)	(466)
Interest cost	953	1,133	937
Actuarial loss (gain)	1,164	(151)	1,029
At the end of the year	9,870	11,990	11,078

(II) Plan assets at market value	14,537	12,657	12,585
At the beginning of the year	-	-	-
Partial settlement and transfer of assets to Itaubanco CD Defined Contribution Plan	(5,144)	-	-
UBB Prev and Banorte Plans	-	191	-
Basic Redecard Plan	-	45	-
Contributions received
Employer	41	35	24
Employees	10	34	32
Return on plan assets	2,553	2,113	482
Benefits paid	(769)	(538)	(466)
At the end of the year	11,228	14,537	12,657

(III) Funded status (II - I)	1,358	2,547	1,579

Prepaid pension benefits (accrued pension benefits), net	1,358	2,547	1,579
Pension plan prepaid assets (Note 14)	1,481	2,743	1,903
Accrued retirement plan benefits (Note 18)	(123)	(196)	(324)

Schedule of Net Benefit Costs [Table Text Block]
Schedule of net period pension cost

	12/31/2010	12/31/2009	12/31/2008
Service cost	127	240	209
Interest cost	953	1,133	937
Expected return on plan assets	(1,328)	(1,558)	(1,524)
Amortization of actuarial loss (gain)	(10)	1	(113)
Gains on curtailment of PAC	(1,071)	-	-
Loss on partial settlement of PAC – recognition in income on a pro rata basis of the amount recorded in other comprehensive income	72	-	-
Employee contributions	(9)	(9)	(9)
Net pension cost (benefit)	(1,266)	(193)	(500)

Schedule of Expected Benefit Payments [Table Text Block]	Estimated Future Benefit Payments
Period	Estimated payment
2011	392
2012	407
2013	423
2014	441
2015	460
2016 to 2020	4,280

Schedule of Assumptions Used [Table Text Block]
Schedule of actuarial assumptions

	2010	2009	2008
Discount rate for determining projected benefit obligations	9.7%	10.2%	10.2%
Rate of increase in compensation levels (depending on the specific group of employees)	4% to 7.1%	4% to 7.1%	4% to 7.1%
Expected long-term rate of return on plan assets	12.3%	12.3%	12.3%

SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2010
Share Based Compensation (Tables) [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
Schedule of number of  Stock Options and weighted average exercise price

		Weighted
	Number of	average
	options	exercise price
Option outstanding at the beginning of the year	61,145,491	25.46
Options granted	7,549,166	41.48
Options exercised	(13,038,777)	20.59
Options forfeited	(538,426)	31.04
Options outstanding at end of the year	55,117,454	31.38
Options exercisable as of the year-end	12,744,501	24.12

Schedule Of Partners Options and Shar Based Instruments Equity Awards [Table Text Block]
Schedule of partners' options and Share-Based Instruments equity awards	Number of options
Awards outstanding at the beginning of the year	4,301,212
Awards granted	7,091,912
Awards exercised	(340,340)
Awards forfeited	(187,031)
Awards outstanding at end of the year	10,865,753
Awards exercisable as of the year-end	-

FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2010
Fair Value Of Financial Instruments (Tables) [Abstract]
Schedule Of Summary Of Carrying and Fair Values For Financial Instruments [Table Text Block]
Schedule of summarizes the carrying and fair values for financial instruments

	Carrying value		Estimated fair value
	12/31/2010	12/31/2009	12/31/2010	12/31/2009
Financial assets
Assets for which fair value approximates carrying value	266,095	149,467	266,095	149,467
Interest-bearing deposits in other banks	57,566	89,085	57,574	89,128
Available-for-sale securities	44,636	41,263	44,636	41,263
Held-to-maturity securities	2,506	1,762	3,110	2,124
Loans and leases, net of allowance for loan and lease losses	278,031	225,768	278,222	226,135
Financial liabilities
Liabilities for which fair value approximates carrying value	296,669	214,126	296,669	214,126
Interest-bearing deposits	176,221	165,024	176,141	164,983
Long-term debt	84,768	58,976	84,617	58,812
Off-balance sheet financial instruments
Standby letters of credit	756	1,207	435	349
Guarantees	37,618	31,234	108	68

FAIR VALUE MEASUREMENTS AND ADDITIONAL DISCLOSURES ON FAIR VALUE HIERARCHY (Tables)	12 Months Ended
Dec. 31, 2010
Fair Value Measurements and Additional Disclosures On Fair Value Hierarchy (Tables) [Abstract]
Fair Value Assets and Liabilities Measured On Recurring Basis and Nonrecurring Basis [Table Text Block]
Schedule of financial instruments fair value hierarchy
(in millions of R $)
	12/31/2010				12/31/2009
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Trading assets	83,589	55,760	654	140,003	26,685	46,325	519	73,529
Investment funds	-	47,304	-	47,304	-	39,347	-	39,347
Brazilian federal government securities	69,600	61	-	69,661	23,572	413	-	23,985
Brazilian government external debt securities	667	-	-	667	222	-	-	222
Government debt securities – other countries	9,036	317	-	9,353	937	121	-	1,058
Argentina	293	-	-	293	179	-	-	179
United States	8,714	-	-	8,714	748	-	-	748
Mexico	29	-	-	29	10	-	-	10
Russia	-	45	-	45	-	-	-	-
Chile	-	248	-	248	-	77	-	77
Uruguay	-	24	-	24	-	30	-	30
Other	-	-	-	-	-	14	-	14
Corporate debt securities	2,461	786	157	3,404	815	1,320	91	2,226
Marketable equity securities	1,825	-	-	1,825	1,139	3	-	1,142
Derivative financial instruments - assets	-	7,292	497	7,789	-	5,121	428	5,549
Options	-	1,684	68	1,752	-	1,641	178	1,819
Swaps	-	2,982	5	2,987	-	2,665	235	2,900
Credit derivatives	-	-	261	261	-	-	15	15
Forwards	-	2,060	-	2,060	-	378	-	378
Other derivatives	-	566	163	729	-	437	-	437
Available-for-sale securities	21,498	21,492	1,646	44,636	17,179	22,013	2,071	41,263
Investment funds	-	770	-	770	-	1,259	-	1,259
Brazilian federal government securities	10,523	-	320	10,843	14,098	11	334	14,443
Brazilian government external debt securities	4,718	-	-	4,718	1,980	-	-	1,980
Government debt securities – other countries	679	3,880	-	4,559	17	7,226	-	7,243
Portugal	-	-	-	-	-	26	-	26
United States	679	-	-	679	17	-	-	17
Austria	-	-	-	-	-	213	-	213
Denmark	-	2,016	-	2,016	-	1,971	-	1,971
Spain	-	734	-	734	-	1,093	-	1,093
Korea	-	236	-	236	-	1,757	-	1,757
Chile	-	453	-	453	-	1,274	-	1,274
Paraguay	-	256	-	256	-	417	-	417
Uruguay	-	185	-	185	-	475	-	475
Corporate debt securities	4,205	16,842	1,326	22,373	804	14,425	1,737	14,966
Marketable equity securities	1,373	-	-	1,373	280	1,092	-	1,372

Schedule of Derivative Liabilities at Fair Value [Table Text Block]
Schedule of Derivative financial instruments - liabilities

(in millions of R $)
	12/31/2010				12/31/2009
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Derivative financial instruments - liabilities	(47)	(6,264)	(363)	(6,674)	(25)	(4,896)	(1,360)	(6,281)
Options	-	(2,814)	(230)	(3,044)	-	(1,733)	(987)	(2,720)
Forwards	-	(1,188)	-	(1,188)	-	(547)	-	(547)
Swaps	-	(2,011)	(6)	(2,017)	-	(2,108)	(236)	(2,344)
Credit derivatives	-	(8)	(119)	(127)	-	-	(106)	(106)
Futures	(47)	-	(8)	(55)	(25)	-	-	(25)
Other derivatives	-	(243)	-	(243)	-	(508)	(31)	(539)

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
	Fair value as of 12/31/2009	Total gains or losses (realized/ unrealized)	Purchases, issuances and settlements	Transfers in and/or out of Level 3	Fair value as of 12/31/2010	Total gains (losses) related to assets and liabilities still held at the reporting date
Trading assets	91	23	43	-	157	(55)
Corporate debt securities	91	23	43	-	157	2
Derivative financial instruments (Assets and Liabilities)	(932)	245	821	-	134	(57)
Options	(809)	58	590	-	(162)	1
Swaps – differential receivable	(1)	-	-	-	(1)	-
Credit derivatives	(91)	92	141	-	142	9
Futures	-	203	(211)	-	(8)	(9)
Other derivatives	(31)	(107)	301	-	163	(58)
Available-for-sale securities	2,071	20	(455)	-	1,635	38
Brazilian federal government securities	334	(14)	-	-	320	31
Corporate debt securities	1,737	33	(455)	-	1,315	7

	Fair value as of 01/01/2009	Obtained in the acquisition of Unibanco	Total gains or losses (realized/ unrealized)	Purchases, issuances and settlements	Transfers in and/or out of Level 3	Fair value as of 12/31/2009	Total gains (losses) related to assets and liabilities still held at the reporting date
Trading assets (1)	443	-	4	(31)	(325)	91	-
Investment funds	201	-	-	-	(201)	-	-
Brazilian federal government securities	101	-	4	(14)	(91)	-	-
Government debt securities – other countries	30	-	-	-	(30)	-	-
Argentina	30	-	-	-	(30)	-	-
Corporate debt securities	109	-	-	(17)	(1)	91	-
Marketable equity securities	2	-	-	-	(2)	-	-
Derivative financial instruments (Assets and Liabilities) (1)	1,004	132	113	(1,977)	(204)	(932)	(624)
Options	(133)	5	407	(1,088)	-	(809)	(702)
Swaps	928	109	(390)	(700)	52	(1)	91
Credit derivatives	-	18	116	(176)	(49)	(91)	(13)
Futures	207	-	-	-	(207)	-	-
Other derivatives	2	-	(20)	(13)	-	(31)	-
Available-for-sale securities (2)	6,925	302	6	(536)	(4,626)	2,071	(24)
Investment funds	785	-	-	-	(785)	-	-
Brazilian federal government securities	229	-	(63)	182	(14)	334	(18)
Government debt securities – other countries	1	-	-	-	(1)	-	-
Argentina	1	-	-	-	(1)	-	-
Corporate debt securities	5,897	302	(14)	(718)	(3,730)	1,737	(6)
Marketable equity securities	13	-	83	-	(96)	-	-

(1) Realized and unrealized gains and losses are recorded in the statement of income in "Trading income (losses), net".
(2) Realized gains and losses are recorded in the statement of income, in "Net gain(loss) on available-for-sale securities", and unrealized gains and losses are recordered in "Net unrealized gains (losses) on available-for-sale securities, net of taxes", in a separate account of Stockholders' Equity".

	Fair value at 01/01/2008	Total gains or losses (realized/unrealized)	Purchases, issuances and settlements	Transfers in and/or out of Level 3	Fair value at 31/12/2008	Total gains or (losses) relating to assets and liabilities still held at reporting date
Trading assets	874	233	(664)	-	443	60
Derivative financial instruments, net	(215)	2,928	(1,709)	-	1,004	1,037
Available-for-sale securities	2,795	162	3,985	(17)	6,925	126

DERIVATIVE FINANCIAL INSTRUMENTS AND FINANCIAL INSTRUMENTS RELATED TO CREDIT (Tables)	12 Months Ended
Dec. 31, 2010
Derivative Financial Instruments and Financial Instruments Related To Credit (Tables) [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
	Memorandum accounts		Balance sheet accounts
	Notional amounts	Notional amounts	Carrying value	Carrying value
	12/31/2010	12/31/2009	12/31/2010	12/31/2009
Interest rate products	2,628,747	1,888,447	1,625	476
Futures contracts	262,847	182,997	(32)	(4)
Purchase commitments	117,641	88,852	140	19
Sale commitments	145,206	94,145	(172)	(23)
Swap agreements	114,940	119,978	1,323	680
Asset position	61,263	62,528	2,984	2,519
Liability position	53,677	57,450	(1,661)	(1,839)
Options	2,243,675	1,579,785	(143)	(91)
Purchase commitments	1,180,676	850,060	761	1,206
Sale commitments	1,062,999	729,725	(904)	(1,297)
Forward contracts	839	1,294	(19)	11
Purchase commitments	539	839	63	92
Sale commitments	300	455	(82)	(81)
Credit derivatives	5,748	4,363	135	(90)
Purchase commitments	2,622	1,617	256	12
Sale commitments	3,126	2,746	(121)	(102)
Other	698	30	361	(30)
Purchase commitments	698	-	374	-
Sale commitments	-	30	(13)	(30)
Foreign exchange products	160,231	209,408	(1,085)	(607)
Futures contracts	21,185	22,099	(14)	(4)
Purchase commitments	8,128	3,160	-	22
Sale commitments	13,057	18,939	(14)	(26)
Swap agreements	21,987	22,492	(333)	(196)
Asset position	7,378	9,820	(5)	295
Liability position	14,634	12,672	(328)	(491)
Options	80,459	145,350	(215)	(137)
Purchase commitments	37,198	80,571	792	527
Sale commitments	43,261	64,779	(1,007)	(664)
Forward contracts	35,880	11,809	(531)	(190)
Purchase commitments	13,121	5,150	556	276
Sale commitments	22,759	6,659	(1,087)	(466)
Credit derivatives	76	137	-	(1)
Purchase commitments	54	137	1	1
Sale commitments	22	-	(1)	(2)
Other	619	7,521	8	(79)
Purchase commitments	259	3,234	191	420
Sale commitments	360	4,287	(183)	(499)
Commodities	4,762	7,690	1	19
Futures contracts	2,132	6,403	(9)	(17)
Purchase commitments	84	64	33	(12)
Sale commitments	2,048	6,339	(42)	(5)
Swap agreements	397	195	(22)	(9)
Asset position	219	89	5	5
Liability position	178	106	(27)	(14)
Options	1,966	612	1	27
Purchase commitments	1,197	371	52	38
Sale commitments	769	241	(51)	(11)
Forward contracts	267	254	29	10
Purchase commitments	200	254	48	10
Sale commitments	67	-	(19)	-
Other	-	226	-	8
Purchase commitments	-	155	-	17
Sale commitments	-	71	-	(9)
Other	18	91	-	-
Futures contracts	10	11	-	-
Purchase commitments	1	2	-	-
Sale commitments	9	9	-	-
Swap agreements	8	58	-	-
Asset position	1	1	-	-
Liability position	7	57	-	-
Credit derivatives	-	22	-	-
Purchase commitments	-	22	-	1
Sale commitments	-	-	-	(1)
Equity products	17,102	7,999	(394)	(619)
Futures contracts	5,875	5,276	-	-
Purchase commitments	1,645	2,132	-	-
Sale commitments	4,230	3,144	-	-
Swap agreements	61	138	2	81
Asset position	32	131	3	81
Liability position	29	7	(1)	-
Options	5,871	2,575	(935)	(700)
Purchase commitments	4,181	1,812	147	48
Sale commitments	1,690	763	(1,082)	(748)
Forward contracts	1,419	-	1,393	-
Purchase commitments	1,419	-	1,393	-
Sale commitments	-	-	-	-
Credit derivatives	878	10	(1)	-
Purchase commitments	227	10	4	1
Sale commitments	651	-	(5)	(1)
Other	2,998	-	117	-
Purchase commitments	2,438	-	164	-
Sale commitments	560	-	(47)	-
Assets			7,789	5,549
Liabilities			(6,674)	(6,281)
Total			1,115	(732)

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Table Text Block]
Schedule Of Derivative Instruments Gain Loss In Statement Of Financial Performance

Derivatives in relationships of cash flow hedges	Amount of gain or (loss) recognized in AOCI in derivatives (effective portion)	Place where gain or (loss) reclassified from AOCI to income are recognized (effective portion)	Amount of gain or (loss) reclassified from AOCI to income (effective portion)	Place where gain or (loss) are recognized in income (ineffective portion)	Amount of gain or (loss) recognized in result of derivatives (ineffective portion)
Futures of interest rate	3	Trading income (losses), net	1	Trading income (losses), net	0

Disclosure of Credit Derivatives [Table Text Block]
Schedule of credit derivative

	Maximum potential of future payments, gross	Before 1 year	From 1 to 3 years	From 3 to 5 years	Over 5 years	Fair value as of December 31, 2010	Fair value as of December 31, 2009
By instrument
CDS	3,375	541	1,234	1,184	416	(119)	(103)
TRS	424	416	-	8	-	(8)	-
Total by instrument	3,799	957	1,234	1,192	416	(127)	(103)
By risk rating
Investment grade	3,799	957	1,234	1,192	416	(127)	(103)
Total by risk	3,799	957	1,234	1,192	416	(127)	(103)
By reference entity
Private entities	3,799	957	1,234	1,192	416	(127)	(103)
Total by entity	3,799	957	1,234	1,192	416	(127)	(103)

Schedule Of Notional Amount Of Purchased Credit Derivatives [Table Text Block]
Schedule of notional amount of purchased credit derivatives

	12/31/2010			12/31/2009
	Notional amount of hedge sold	Notional amount of hedge purchased with identical underlying amount	Net position	Net position
CDS	(3,375)	2,902	(473)	1,320
TRS	(424)	-	(424)	-
Total	(3,799)	2,902	(897)	1,320

Schedule Of Contractual Amounts Of Financial Instruments Related To Credit Table [Table Text Block]
Schedule of contractual amounts of financial instruments related to credit

	12/31/2010	12/31/2009
Commitments to extend credit	179,912	157,443
Standby letters of credit	756	1,207
Guarantees	37,618	31,234

Schedule Of Financial Guarantees [Table Text Block]
Schedule of financial guarantees

	12/31/2010		12/31/2009
	Contract amount	Fair value	Contract amount	Fair value
Standby letters of credit (*)	756	435	1,207	349
Guarantees (1)	37,618	108	31,234	68

 (*) Include guarantees with contract amount of R $ 17 as of December 31, 2010 (R $ 8 as of December 31, 2009) issued in favor of clients classified as clients under monitoring, in accordance with our internal classification.

COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2010
Commitments and Contingent Liabilities (Tables) [Abstract]
Schedule Of Changes In Provisions For Contingent Liabilities and Escrow Deposits Relating To Lawsuits Related To Civil Labor and Social Security [Table Text Block]
Schedule of changes in provisions for contingent liabilities and escrow deposits relating to lawsuits on civil, labour, tax and social security

	12/31/2010	12/31/2009
Opening balance (Note 18)	7,651	5,219
Balance arising from business combinations	-	2,989
(+) Reclassification	-	111
(-) Contingencies guaranteed by indemnity clauses (Note 2u)	(707)	(692)
Subtotal	6,944	7,627
Changes in the period reflected in income (Note 24b)	2,907	2,535
Interest and monetary correction	324	433
Increase	3,579	2,505
Reversal	(996)	(403)
Payments	(1,675)	(3,218)
Subtotal	8,176	6,944
(+) Contingencies guaranteed by indemnity clauses (Note 2u)	1,466	707
Closing balance (Note 18)	9,642	7,651
Escrow deposits (Note 14)	4,076	3,219

Schedule Of Changes In Provisions For Contingent Liabilities and Escrow Deposits Relating To Tax Payable and Challenged In Court [Table Text Block]
Schedule of changes in provisions for contingent liabilities and escrow deposits relating to lawsuits on taxes payable and challenged in court

	12/31/2010	12/31/2009

Opening balance (Note 18)	6,337	6,155
Balance arising from business combinations	-	3,003
Reclassification	-	(111)
Changes in the period reflected in income	693	2,100
Interest and monetary correction	308	849
Increase	769	2,182
Reversal	(384)	(931)
Payments (*)	(1,936)	(4,810)
Closing balance (Note 18)	5,094	6,337
Escrow deposits (Note 14)	3,708	4,127
(*) In November 2009, Itaú Unibanco Holding and its subsidiaries applied to the Fiscal Recovery Program (REFIS), established by Law n° 11,941/09 and Provisional Measure, N° 449/2009. REFIS has the purpose of allowing to settle tax debt through a special mechanism for paying and refinancing tax and social security liabilities. The general conditions of the effects of applying to REFIS include the possibility to pay amounts under REFIS in 180 monthly installments or in one single installment as well as reductions in the amounts of penalties and late payment interest. As allowed by the program additional tax debts were added to the program during 2010. The application has resulted in an effect of R $ 145 in net income recognized during the year ended December 31, 2010 (R $ 291 for the year ended December 31, 2009). Payments made for debts included in the REFIS program amounted to R $ 1,891 for the year ended December 31, 2010 (R $ 1,952 for the year ended December 31, 2009).

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]	Minimum payments of services provided by third parties and leases
2011	802
2012	680
2013	538
2014	456
2015	351
Thereafter 2016	846
Total minimum payments required	3,673

REGULATORY MATTERS (Tables)	12 Months Ended
Dec. 31, 2010
Regulatory Matters (Tables) [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
Schedule of regulatory capital, minimum capital required and the Basel ratio

	Unaudited
	Financial institutions (partial consolidation)		Full consolidation
	2010	2009	2010	2009
Regulatory capital
Tier I	60,192	55,624	62,240	57,706
Tier II	18,652	12,837	18,652	12,837
Other deductions required by the Central Bank of Brazil	(173)	(28)	(173)	(28)
Total	78,671	68,433	80,719	70,515
Minimum regulatory capital required	54,722	44,299	57,525	46,513
Capital to risk-weighted assets ratio - %	15.8	17.0	15.4	16.7
Excess of regulatory capital over minimum regulatory capital required	23,949	24,134	23,194	24,002

Schedule Of Ratio and Excess Of Capita Ln Relation To Maximum Fixed Assets [Table Text Block]
Schedule of ratio and the excess of capital in relation to the maximum fixed assets
	Unaudited
	Financial institutions (partial consolidation)		Full consolidation
	2010	2009	2010	2009
Fixed assets ratio - %	37.3	32.9	14.5	15.4
Capital excess in relation to fixed assets ratio	9,976	11,711	28,669	24,397

BUSINESS SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2010
Business Segment Information (Tables) [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	12/31/2010
	Commercial Bank	Itaú BBA	Consumer Credit	Corporation and Treasury	Consolidated segments on a management reporting basis (*)	Adjustments and reclassifications (****)	Consolidated US GAAP
Net interest income with clients	26,646	4,601	9,405	-	40,633	(40,633)	-
Net interest income with corporation	-	-	-	4,029	4,029	(4,029)	-
Net interest income with the market	418	-	-	(418)	-	-	-
Net interest income	27,064	4,601	9,405	3,611	44,662	(1,117)	43,545
Provision for loan and lease losses	(7,915)	186	(3,913)	(18)	(11,660)	(211)	(11,871)
Income from insurance premiums, income on private retirement plans and on capitalization plans, net	1,871	-	284	502	2,658	(1,427)	1,231
Fee and commission income	9,220	1,932	5,953	382	17,463	(833)	16,630
Non-interest expenses (**)	(19,700)	(2,242)	(7,137)	(1,597)	(30,657)	(10,248)	(40,905)
Equity in earnings (losses) of unconsolidated companies, and net gain on transactions of foreign subsidiaries	19	(5)	-	210	224	(367)	(143)
Trading income (losses)	-	-	-	-	-	2,275	2,275
Net gain (loss) on sale of available-for-sale securities	-	-	-	-	-	220	220
Net gain on foreign currency transactions	-	-	-	-	-	2,311	2,311
Tax expenses for ISS, PIS and COFINS	(2,139)	(388)	(1,014)	(344)	(3,885)	3,885	-
Other non-interest income	495	(82)	84	154	641	2,894	3,535
Income before taxes on income	8,915	4,002	3,662	2,900	19,446	(2,618)	16,828
Taxes on income	(2,536)	(1,035)	(1,078)	(590)	(5,238)	301	(4,937)
Profit sharing	(100)	(124)	(26)	(12)	(261)	261	-
Net income	6,279	2,843	2,558	2,298	13,947	(2,056)	11,891
Noncontrolling interest	-	-	-	(971)	(924)	100	(824)
Net income attributable to Itaú Unibanco	6,279	2,843	2,558	1,327	13,023	(1,956)	11,067
Identifiable assets (***)	531,903	209,988	93,829	69,719	755,112	(8,532)	746,580
(*) The result per segment is disclosed based on managerial criteria. Such information excludes certain results which are considered not related to the core business by our management that, although excluded for managerial purposes, were recognized in our financial statements prepared according to the accounting practice adopted in Brazil. The amounts of these results which were not considered in the segment information above are :
(i) Partial reversal of the additional allowance for loan an lease losses R $ 1,038 million; (ii) effect of refis R $ 145 million; (iii) provision for losses arising from economic plans that were in effect during the 1980’s R $ (467) million; (iv) Tax contingencies R $(380) million ; (v) Employee benefits R $ (35) million.
(**) Includes salaries and employee benefits, administrative expenses, depreciation of premises and equipment, amortization of intangible assets and other non-interest expenses, except for taxes on services (ISS) and certain taxes on revenue (PIS and COFINS).
(***) The balance of identifiable assets corresponds to the balance of the segment total assets (Current assets, Long-term assets and Permanent assets). The consolidated segment does not represent the total amount of each segment due to intercompany transactions which were eliminated in the financial statements.
(****) The information on segments based on management reports is different from information under US GAAP because: (i) lines are different when both sets of information are compared, and (ii) results are measured on different basis. As previously explained, managerial information is based on accounting practices adopted in Brazil, except for exclusion of certain items described in item (*).
The most significant differences when measuring net income based on managment reports and under US GAAP, net of tax effects, are as follows:
(a) Difference in the allowance for loan losses, as compared to that recognized in accordance with BR GAAP, of R $ 703 million, (b) under US GAAP, amortization of intangible assets corresponding to business acquired, in the amount of  R $ (2,156) million, including the impairment of UBB brands, in the amount of R $ (272) million, (c) loss on exchange variation on available-for-sale securities and the translation of foreign subsidiaries that are not recognized in income under US GAAP, in the amount of  R $ 617 million, (d) stock options expenses, under US GAAP, higher than those in accordance with BR GAAP by R $ (66) million, (e) market adjustments of UPS options in R $ (142) million, (f) adjustment of excess portion of deferred tax assets differs from that under BRGAAP by R $ (336) million, and (g) other differences in measurement criteria that totaled R $ (617) million.

	12/31/2009
	Commercial Bank	Itaú BBA	Consumer Credit	Corporation and Treasury	Consolidated segments on a management reporting basis (*)	Adjustments and reclassifications (****)	Consolidated US GAAP
Net interest income with clients	22,316	4,075	10,767	-	37,158	(37,158)	-
Net interest income with corporation	1,934	-	-	(1,934)	-	-	-
Net interest income with the market	-	-	-	5,621	5,621	(5,621)	-
Net interest income	24,250	4,075	10,767	3,687	42,779	(2,088)	40,691
Provision for loan and lease losses	(8,856)	(1,150)	(5,786)	1,627	(14,165)	(1,207)	(15,372)
Income from insurance premiums, income on private retirement plans and on capitalization plans, net	2,238	1	82	111	2,432	(752)	1,680
Fee and commission income	8,219	1,491	5,557	(40)	15,227	(1,748)	13,479
Non-interest expenses (**)	(17,089)	(1,474)	(6,456)	(787)	(25,806)	(10,036)	(35,842)
Equity in earnings (losses) of unconsolidated companies, and net gain on transactions of foreign subsidiaries	-	2	-	176	178	(3,577)	(3,399)
Trading income (losses)	-	-	-	-	-	9,284	9,284
Net gain (loss) on sale of available-for-sale securities	-	-	-	-	-	211	211
Net gain on foreign currency transactions	-	-	-	-	-	2,619	2,619
Tax expenses for ISS, PIS and COFINS	(1,954)	(287)	(1,014)	(212)	(3,467)	3,467	-
Other non-interest income	717	(129)	122	12	722	9,388	10,110
Income before taxes on income	7,525	2,529	3,272	4,574	17,900	5,561	23,461
Taxes on income	(2,067)	(527)	(921)	(1,335)	(4,850)	(3,999)	(8,849)
Profit sharing	(1,079)	(289)	(146)	(181)	(1,695)	1,695	-
Net income	4,379	1,713	2,205	3,058	11,355	3,257	14,612
Noncontrolling interest	-	-	-	(864)	(864)	337	(527)
Net income attributable to Itaú Unibanco	4,379	1,713	2,205	2,194	10,491	3,594	14,085
Identifiable assets – 12/31/2009 (***)	424,079	153,086	74,538	56,121	608,273	(9,185)	599,088
(*) The result per segment is disclosed based on managerial criteria. Such information excludes certain results which are considered not related to the core business by our management that, although excluded for managerial purposes, were recognized in our financial statements prepared according to the accounting practice adopted in Brazil. The amounts of these results which were not considered in the segment information above are : (i) setting-up of a provision for losses arising from the economic plans that were in effect during the 1980’s R $ (191) million; (ii) gain on sales of unconsolidated companies R $ 228 million; (iii) amortization of goodwill R $ (390) million; (iv) recognition of the impact from the change in the strategic partnership established between Itaú Unibanco and Companhia Brasileira de Distribuição - CBD R $ (363) million ; (v) effect of refis R $ 292 million.
(**) Includes salaries and employee benefits, administrative expenses, depreciation of premises and equipment, amortization of intangible assets and other non-interest expenses, except for taxes on services (ISS) and certain taxes on revenue (PIS and COFINS).
(***) The balance of identifiable assets corresponds to the balance of the segment total assets (Current assets, Long-term assets and Permanent assets). The consolidated segment does not represent the total amount of each segment due to the intercompany transactions which were eliminated in the financial statements.
(****) The information on segments based on management reports is different from information under US GAAP because: (i) lines are different when both sets of information are compared, and (ii) results are measured on different basis. As previously explained, managerial information is based on accounting practices adopted in Brazil, except for exclusion of certain items described in item (*). The most significant differences in the measurement of net income between management reports and US GAAP, net of tax effects, are as follows :
(a) Difference in allowance for loan losses as compared to the amount recognized under BR GAAP for R $ 468 million, (b) under BR GAAP goodwill has been amortized for the amount of R $ 543 million, (c) under US GAAP a remeasurement gain has been recognized for the equity interest in Redecard of R $ 2,717 million and a gain on exchange of insurance operations in the amount of R $ 562 million, (d) a bargain purchase gain has been recognized amounting to R $ 830 million under US GAAP, (e) under US GAAP intangible assets corresponding to business acquired are amortized for an amount of R $ (1,611) million, (f) foreign exchange loss on available for sale securities and translation of subsidiaries abroad is not recognized in income for US GAAP and amounted to R $ 1,583 million, (g) stock option expense under US GAAP is higher than under BR GAAP for R $ (502) million, (h) market adjustments of UPS options in R $ (23) million, (i) adjustment of excess portion of deferred tax assets differs from that under BRGAAP  by R $ (224) million, and (j) other difference in measurement criteria amounting to R $ (749) million.

	12/31/2008
	Commercial Bank	Itaú BBA	Consumer Credit	Corporation and Treasury	Consolidated segments on a management reporting basis (*)	Adjustments and reclassifications	Consolidated US GAAP
Net interest income with clients	14,023	2,694	5,819	772	23,308	(23,308)	-
Net interest income with the market	-	-	-	1,203	1,203	(1,203)	-
Net interest income	14,023	2,694	5,819	1,975	24,511	(3,370)	21,141
Provision for loan and lease losses	(4,091)	(454)	(2,696)	-	(7,241)	(2,120)	(9,361)
Income from insurance premiums, income on private retirement plans and on capitalization plans, net	1,260	-	78	-	1,338	(722)	616
Fee and commission income	8,069	640	1,586	-	10,295	(1,354)	8,941
Non-interest expenses (**)	(12,410)	(962)	(2,519)	(74)	(15,965)	(4,745)	(20,710)
Equity in earnings (losses) of unconsolidated companies, and net gain on transactions of foreign subsidiaries	-	13	-	168	181	2,231	2,412
Trading income (losses)	-	-	-	-	-	(2,843)	(2,843)
Net gain (loss) on sale of available-for-sale securities	-	-	-	-	-	(114)	(114)
Net gain on foreign currency transactions	-	-	-	-	-	1,059	1,059
Tax expenses for ISS, PIS and COFINS	(1,269)	(204)	(500)	(196)	(2,169)	2,169	-
Other non-interest income	591	(48)	116	33	692	1,711	2,403
Income before taxes on income	6,173	1,679	1,884	1,906	11,642	(8,098)	3,544
Taxes on income	(1,623)	(426)	(559)	(392)	(3,000)	4,334	1,334
Profit sharing	(527)	(164)	(59)	-	(750)	750	-
Net income	4,023	1,089	1,266	1,514	7,892	(3,014)	4,878
Noncontrolling interest	-	-	-	(174)	(174)	145	(29)
Net income attributable to Itaú Unibanco	4,023	1,089	1,266	1,340	7,718	(2,869)	4,849
Identifiable assets (***)	358,158	139,007	52,315	11,110	450,693	(49,318)	401,375
(*) The result per segment is disclosed based on managerial criteria. Such information exclude certain results which are considered not related to the core business by our management that, although excluded for managerial purposes, were recognized in our financial statements prepared according to the accounting practice adopted in Brazil. The amounts of these results which were not considered in the segment information above are :
(i) Recognition of additional allowance for loans losses of R $ (3,089) million, (ii) setting-up of provision for losses arising from economic plans established in 1980's of R $ (174) million, (iii) effects of sale of interests in unconsolidated companies of R $ 233 million, (iv) sale of interest and impairment of investment by BPI on Banco Comercial Português of R $ (29) million, (v) amortization of goodwill of R $ (223) million, (vi) Effects of the adoption of Law No. 11,638 of R $ (136) million, (vii) gain recognized under accounting practices adopted in Brazil for the transaction with Unibanco of R $ 5,183 million, (viii) recognition of integration and restructuring provisions of R $ (888) million, (ix) Equalization of accounting criteria related with the transaction with Unibanco of R $ (1,414) million, (x) net income of Unibanco for the fourth quarter of 2008 of R $ 652 million, and (xi) other non-recurring events of R $ (30) million.
(**) Includes salaries and employee benefits, administrative expenses, depreciation of premises and equipment, amortization of intangible assets and other non-interest expenses, except for taxes on services (ISS) and certain taxes on revenue (PIS and COFINS).
(***) The balance of identifiable assets corresponds to the balance of the segment total assets (Current assets, Long-term assets and Permanent assets). The consolidated segment does not represent the total amount of each segment due to the intercompany transactions which were eliminated in the financial statements.

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
Revenue from operations outside Brazil

	12/31/2010	12/31/2009	12/31/2008
Net interest income	2,377	3,320	5,403
Fee and commission income	881	627	604
Total revenue from external customers	3,258	3,947	6,007
Investments in unconsolidated companies and premises and equipment, net	1,227	1,420	1,601

RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2010
Related Parties (Tables) [Abstract]
Schedule Of Related Party Transactions With Unconsolidated Entities [Table Text Block]
Schedule of related party transactions with unconsolidated entities ASSETS	12/31/2010	12/31/2009	12/31/2008
Cash and due from banks
Tecnologia Bancária S.A.	422	-	-
Interbank investments
Porto Seguro S.A.	33	-	-
Dividends receivable
Unibanco Rodobens Administradora de Consórcios Ltda (*)	-	15	-
Porto Seguro S.A.	45	-	-
Receivables from related companies
Porto Seguro S.A.	87	-	-
LIABILITIES	12/31/2010	12/31/2009	12/31/2008
Demand deposits
ITAÚ UNIBANCO HOLDING S.A.	-	(54)	(129)
Tecnologia Bancária S.A.	-	(3)	-
Unibanco Rodobens Administradora de Consórcios Ltda (*)	-	(43)	-
Porto Seguro S.A.	(2)	-	-
Time deposits
Unibanco Rodobens Administradora de Consórcios Ltda (*)	-	(16)	-
CNF - Administradora de Consórcios Nacional Ltda (*)	-	(57)	-
Securities sold under repurchase agreements
Olimpia Promoção e Serviços S.A.	(19)	(26)	(28)
RESULT	01/01 to 12/31/2010	01/01 to 12/31/2009	01/01 to 12/31/2008
Funding expenses
Olimpia Promoção e Serviços S.A.	(2)	-	-
Porto Seguro S.A.	(16)	-	-
Third-party service expenses
Olimpia Promoção e Serviços S.A.	(2)	-	-
Other operating income
Porto Seguro S.A.	29	-	-
Fee and commission income
Porto Seguro S.A.	61	-	-
(*) Itaú Unibanco S.A. sold its equity interest in the companies to third parties at January 28, 2010.

Schedule Of Related Party Transactions With Other Entities [Table Text Block]
Schedule of related party transactions with other entities

LIABILITIES	12/31/2010	12/31/2009	12/31/2008
Demand deposits
ITH Zux Cayman Company Ltd.	-	(41)	(55)
Duratex S.A.	(6)	(18)	(32)
Interest-bearing deposits
Elekeiroz S.A.	(31)	(11)	(38)
Annual interest (%)	100.50% of CDI	100.00% of CDI	101.50% of CDI
Elekeiroz S.A.	-	-	(21)
Annual interest (%)	-	-	102.00% of CDI
Itaúsa Empreendimentos S.A.	-	(31)	(28)
Annual interest (%)	-	101.10% of CDI	102.30% of CDI
Itaúsa Empreendimentos S.A.	-	(17)	(16)
Annual interest (%)	-	100.80% of CDI	102.00% of CDI
Duratex S.A.	(41)	-	(39)
Annual interest (%)	100.00% of CDI	-	102.37% of CDI
Itautec S.A.	(8)	-	-
Annual interest (%)	100.32% of CDI	-	-
Securites purchased under resale agreements
Itaúsa Empreendimentos S.A.	(52)	(48)	-
Duratex S.A.	(8)	-	-
Itautec S.A.	(18)	-	-
Itaú Gestão de Ativos S.A.	(1)	(1)	-
Trade notes payable
Itautec S.A. (1)	-	(10)	(7)
Itaúsa Investimentos S.A.	-	(73)	-
Other liabilities – payable due to transactions with credit cards
Redecard S.A. (2)	-	-	(4,564)
TRANSACTIONS (other than interest income and interest expense recognized in the financial transactions above)
Fee and commission income
Itaúsa Investimentos S.A.	1	2	-
Itaúsa Empreendimentos S.A.	2	-	-
Duratex S.A.	2	-	-
Rent expenses
Itaúsa Investimentos S.A.	(1)	(1)	-
Equipment and sofwared purchased
Itautec S.A. (1)	(296)	(396)	(324)
Other operating income (expenses)
Itaúsa Investimentos S.A.	72	-	-
Non-operating income
Duratex S.A.	2	-	-
Itautec S.A.	2	-	-
(1) Maintence and services related to electronic equipment and software.

(2) Consolidated as from March 2009, at the time of the acquisition of control, as described in Note 3b.

Schedule Of Donations and Services Provided To Related Parties [Table Text Block]
Schedule of donations and services provided to related parties	01/01 to 12/31/2010	01/01 to 12/31/2009	01/01 to 12/31/2008
Donations made by Itaú
Instituto Itaú Cultural	(44)	(39)	(36)
Instituto Unibanco de Cinema	-	(10)	-
Associação Clube "A"	-	(1)	-
Receivables from (payable to) related companies
Fundação BEMGEPREV	(13)	-	-
UBB Prev Previdência Complementar	(17)	-	-
Fundação Banorte Manuel Baptista da Silva de Seguridade Social	(79)	-	-
Other	1	-	-
Rent expenses
Fundação Itaubanco	(15)	(24)	(23)
FUNBEP - Fundo de Pensão Multipatrocinado	(8)	(6)	-
Other	(1)	-	-
Fee and commission income
Fundação Itaubanco	10	9	6
FUNBEP - Fundo de Pensão Multipatrocinado	3	2	-
UBB Prev Previdência Complementar	3	3	-
Other	2	2	-

DESCRIPTION OF BUSINESS AND BASIS OF CONSOLIDATION (Details)	12 Months Ended
Dec. 31, 2010
Afinco Americas Madeira Sgps Soc Unipessoal Ltda [Member]
Incorporation country	Portugal
Voting interest (%) as of 12/31/2010	100.00%
Banco Dibens S.A.
Incorporation country	Brazil
Voting interest (%) as of 12/31/2010	100.00%
Banco Fiat S.A.
Incorporation country	Brazil
Voting interest (%) as of 12/31/2010	100.00%
Banco Investcred Unibanco S.A
Incorporation country	Brazil
Voting interest (%) as of 12/31/2010	50.00%
Banco Itau Argentina S.A.
Incorporation country	Argentina
Voting interest (%) as of 12/31/2010	100.00%
Banco Itau Bba S.A . [Member]
Incorporation country	Brazil
Voting interest (%) as of 12/31/2010	99.99%
Banco Itau Chile S.A.
Incorporation country	Chile
Voting interest (%) as of 12/31/2010	99.99%
Banco Itau Europa Luxembourg S.A.
Incorporation country	Luxembourg
Voting interest (%) as of 12/31/2010	99.98%
Banco Itau Europa S.A.
Incorporation country	Portugal
Voting interest (%) as of 12/31/2010	99.99%
Banco Itau Paraguay S.A.
Incorporation country	Paraguay
Voting interest (%) as of 12/31/2010	99.99%
Banco Itau Uruguay S.A. [Member]
Incorporation country	Uruguay
Voting interest (%) as of 12/31/2010	100.00%
Banco Itaubank S.A. [Member]
Incorporation country	Brazil
Voting interest (%) as of 12/31/2010	100.00%
Banco Itaucard S.A. [Member]
Incorporation country	Brazil
Voting interest (%) as of 12/31/2010	100.00%
Banco Itaucred Financiamentos S.A. [Member]
Incorporation country	Brazil
Voting interest (%) as of 12/31/2010	100.00%
Banco Itauleasing S.A. [Member]
Incorporation country	Brazil
Voting interest (%) as of 12/31/2010	100.00%
Biu Participacoes S.A. [Member]
Incorporation country	Brazil
Voting interest (%) as of 12/31/2010	66.15%
Cia Itau De Capitalizacao [Member]
Incorporation country	Brazil
Voting interest (%) as of 12/31/2010	99.99%
Dibens Leasing S.A. Arrendamento Mercantil [Member]
Incorporation country	Brazil
Voting interest (%) as of 12/31/2010	100.00%
Fai Financeira Americanas Itau S.A. Credito Financiamento E Investimento [Member]
Incorporation country	Brazil
Voting interest (%) as of 12/31/2010	50.00%
Fiat Administradora De Consorcios Ltda [Member]
Incorporation country	Brazil
Voting interest (%) as of 12/31/2010	99.99%
Financeira Itau Cbd S.A. Credito, Financiamento E Investimento [Member]
Incorporation country	Brazil
Voting interest (%) as of 12/31/2010	50.00%
Hipercard Banco Multiplo S.A. [Member]
Incorporation country	Brazil
Voting interest (%) as of 12/31/2010	100.00%
Itau Administradora De Consorcios Ltda [Member]
Incorporation country	Brazil
Voting interest (%) as of 12/31/2010	99.99%
Itau Bank Ltd. [Member]
Incorporation country	Cayman Islands
Voting interest (%) as of 12/31/2010	100.00%
Itau Corretora De Valores S.A. [Member]
Incorporation country	Brazil
Voting interest (%) as of 12/31/2010	100.00%
Itau Seguros S.A. [Member]
Incorporation country	Brazil
Voting interest (%) as of 12/31/2010	100.00%
Itau Unibanco S.A. [Member]
Incorporation country	Brazil
Voting interest (%) as of 12/31/2010	100.00%
Itau Vida E Previdencia S.A. [Member]
Incorporation country	Brazil
Voting interest (%) as of 12/31/2010	100.00%
Itau Xl Seguros Corporativos S.A [Member]
Incorporation country	Brazil
Voting interest (%) as of 12/31/2010	100.00%
Itausa Export S.A. [Member]
Incorporation country	Brazil
Voting interest (%) as of 12/31/2010	100.00%
Luizacred S.A. Sociedade Credito Financiamento Investimento [Member]
Incorporation country	Brazil
Voting interest (%) as of 12/31/2010	50.00%
Oca Casa Financiera S.A. [Member]
Incorporation country	Uruguay
Voting interest (%) as of 12/31/2010	100.00%
Orbitall Servicos E Processamento De Informacoes Comerciais S.A. [Member]
Incorporation country	Brazil
Voting interest (%) as of 12/31/2010	99.99%
Ponto Frio Leasing S.A. Arrendamento Mercantil [Member]
Incorporation country	Brazil
Voting interest (%) as of 12/31/2010	50.00%
Redecard S.A. [Member]
Incorporation country	Brazil
Voting interest (%) as of 12/31/2010	50.01%
Unibanco Uniao De Banco Brasileiros S.A. [Member]
Incorporation country	Brazil
Voting interest (%) as of 12/31/2010	100.00%
Unibanco Holdings S.A [Member]
Incorporation country	Brazil
Voting interest (%) as of 12/31/2010	100.00%
Unibanco Cayman Bank Ltd [Member]
Incorporation country	Cayman Islands
Voting interest (%) as of 12/31/2010	100.00%
Unibanco Participacoes Societarias S.A [Member]
Incorporation country	Brazil
Voting interest (%) as of 12/31/2010	100.00%
Unicard Banco Multiplo S.A. [Member]
Incorporation country	Brazil
Voting interest (%) as of 12/31/2010	100.00%

DESCRIPTION OF BUSINESS AND BASIS OF CONSOLIDATION (Details Textuals) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Discussion on Ownership in Entity	We are a financial holding company controlled by Ita Unibanco Participa es S.A. ("IUPAR"), a holding company that has 51% of the shares of our common stock and that is jointly controlled by (i) Ita sa, which is a holding company controlled by the members of the Egydio de Souza Aranha Family, and (ii) E.Johnston, a holding company controlled by the Moreira Salles Family. Ita sa also owns directly 38.7% of the shares of our common stock.
TOTAL ASSETS	746,580	599,088	401,375
Intangible assets, net	18,148	22,569	6,676
Total liabilities	656,879	517,054
Variable Interest Entity, Regulatory Requirement	"There is not a contractual requirement to provide such financing, or any other type of financial support. We currently intend to continue to provide such support. In addition, the controlling shareholders Ita Unibanco Holding and CBD are committed to maintain, through capital contributions, the regulatory stockholders equity of FIC at an amount, at least, 25% higher than the minimum regulatory equity that is required according to the regulations of Banco Central do Brasil (Central Bank or Bacen).There is not a contractual requirement to provide such financing or any other type of financial support. We currently intend to continue to provide such support. The controlling shareholders (Ita Unibanco Holding and LASA) are committed to maintain, through capital contributions, the regulatory stockholders' equity of FAI at an amount at least 25% higher than the minimum regulatory equity that is required according to the regulations of BACEN."
Financeira Itau Cbd S.A. [Member]
TOTAL ASSETS	3,822	3,351
Intangible assets, net	463	507
Total liabilities	1,957	1,654
Certificate of Deposits of VIE	853	676
Financeira Americanas Itau S.A. [Member]
TOTAL ASSETS	1,529	1,171
Intangible assets, net	268	291
Total liabilities	582	457
Certificate of Deposits of VIE	564	424
Luizacred S.A. Scfi [Member]
TOTAL ASSETS	2,348	1,533
Total liabilities	585	352
Certificate of Deposits of VIE	1,713	1,147

SIGNIFICANT ACCOUNTING POLICIES (Details) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Reinsurance receivables at period end	1,093
Earned premiums ceded under reinsurance contracts during the year ended December 31	791	759	340
Recoveries recognized under reinsurance contracts during the year ended December 31	714	521	317

SIGNIFICANT ACCOUNTING POLICIES (Details Textuals) (BRL) In Millions, except Per Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Jan. 16, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Short-term Debt [Line Items]
Financial Charges Accrued On Outstanding Principal Of Assets		27,511	23,505
Financial Charges Accrued On Outstanding Principal Of Liabilities		39,250	29,701
Securities purchased under resale agreements		34,734	56,714
Securities sold under repurchase agreements		97,972	66,174
Derivative, Collateral, Obligation to Return Cash		49	46
Reductionin Allowance For Loans and Leases Due To Change In Methodology		935
Range Of Holding Percentage In Unconsolidated Companies For Classificationas Equity Method Of Accounting		20% and 50
Maximum Holding Percentage In Companies That Are Classified As Cost Method Investments		60.00%
Percentage Of Assigned Premiums Assured To Local Reinsurers On Each Cession Of Reinsurance	60.00%	40.00%
Pension and Other Postretirement Benefit Contributions		1,328	1,178	747
Securities Sold under Agreements to Repurchase [Member]
Short-term Debt [Line Items]
Trading Securities Pledged as Collateral		54,793	6,336
Available-for-sale Securities Pledged as Collateral		8,826	3,019
Held-to-maturity Securities Pledged as Collateral		268	124
Federal Funds Sold and Securities Borrowed or Purchased under Agreements to Resell [Member]
Short-term Debt [Line Items]
Securities Received as Collateral		23,070	51,853
Noncumulative Preferred Stock [Member]
Short-term Debt [Line Items]
Dividends Payable, Amount Per Share		0.022

BUSINESS DEVELOPMENT (Details)	12 Months Ended
Dec. 31, 2009
Common shares
Exchange Ratio For One Share In Acquisition	1.1797 = 1
Preferred shares
Exchange Ratio For One Share In Acquisition	3.4782 = 1
Unit
Exchange Ratio For One Share In Acquisition	1.7391 = 1
Global Depositary Receipts
Exchange Ratio For One Share In Acquisition	0.17391 = 1

BUSINESS DEVELOPMENT (Details 1) (Unibanco and Unibanco Holdings [Member], BRL) In Millions	12 Months Ended
	Dec. 31, 2009	Feb. 18, 2009
Unibanco and Unibanco Holdings [Member]
Business Acquisition [Line Items]
Cash and cash equivalents		17,262
Interest-bearing deposits in other banks		770
Securities purchased under resale agreements		26,922
Central Bank compulsory deposits		2,093
Trading assets, at fair value		21,265
Available-for-sale securities, at fair value		18,547
Held-to-maturity securities, at amortized cost		836
Net loans and leases		69,644
Investments in unconsolidated companies - Redecard		3,891
Investments in unconsolidated companies - Others		1,166
Premises and equipment, net		1,155
Intangible assets		13,517
Deferred tax asset, net		1,560
Deferred tax asset for excess tax-deductible goodwill		7,155
Other assets		15,557
Total assets purchased		201,340
Non-interest and interest-bearing deposits		56,762
Securities sold under repurchase agreements		33,545
Short and long-term borrowings		38,813
Other liabilities		45,228
Total liabilities assumed		174,348
Net asset at fair value		26,992
Fair value of non-controlling interests		(1,503)
Shareholders’ equity attributable to Itaú Unibanco		25,489
Purchase price		24,659
Bargain purchase gain	830

BUSINESS DEVELOPMENT (Details 2) (BRL) In Millions, except Share data	Dec. 31, 2010	Dec. 31, 2009	Mar. 30, 2009 Redecard S.A. [Member]
Original Redecard common shares – in thousands of shares			312,403,000
Quoted market price at date of acquisition – in R $			28.5
Fair value of our initial investment in Redecard			8,903
Less carrying amount	3,049	3,516	4,373
Pre-tax gain			4,530

BUSINESS DEVELOPMENT (Details 3) (Redecard S.A. [Member], BRL) In Millions	Mar. 30, 2009
Redecard S.A. [Member]
Business Acquisition [Line Items]
Cash and cash equivalents	175
Premises and equipment, net	306
Intangible assets	5,572
Receivables from banks issuers of credit cards	12,103
Other assets	249
Total assets purchased	18,405
Deferred tax asset, net	1,978
Payable to merchants	10,933
Other liabilities	787
Net asset at fair value	13,698
Shareholders’ equity attributable to Itaú Unibanco	4,707
Fair value of non-controlling interests	(9,590)
Goodwill	14,376
Amount paid in cash	590
Purchase price	9,493
Fair value of our initial investment in Redecard	8,903

BUSINESS DEVELOPMENT (Details 4) (Porto Seguro [Member], BRL) In Millions	Oct. 16, 2009	Nov. 28, 2008
Porto Seguro [Member]
Business Acquisition [Line Items]
Cash and cash equivalents		11
Held-to-maturity securities, at amortized cost		1,663
Available-for-sale securities, at fair value		271
Net loans and leases		270
Premises and equipment, net		226
Intangible assets		874
Other assets		850
Total assets purchased		4,165
Deposits		54
Short and long-term borrowings		39
Insurance claims reserves, reserves for private retirement plans and reserves for capitalization		1,754
Other liabilities		830
Interest in PSIUPAR’s net assets - 43.9%	950	1,488
Total liabilities assumed		2,677
Fair value of interest held in PSIUPAR	1,886	1,886
Goodwill		398

BUSINESS DEVELOPMENT (Details 5) (BBA HE Participacoes S.A. [Member], BRL) In Millions	Dec. 31, 2008
BBA HE Participacoes S.A. [Member]
Business Acquisition [Line Items]
Trading assets	576
Available-for-sale securities	541
Interest-bearing deposits in other banks	2,092
Net loans and leases	1,848
Intangible assets	116
Other assets	484
Total assets purchased	5,657
Total liabilities assumed	5,258
Purchase price	399

BUSINESS DEVELOPMENT (Details Textuals) (BRL) In Millions, except Share data, unless otherwise specified	12 Months Ended						12 Months Ended																	12 Months Ended						9 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2009 Itausa Export S.A. and Its Subsidiaries [Member]	Dec. 31, 2008 Itausa Export S.A. and Its Subsidiaries [Member]	Nov. 28, 2008 Itausa Export S.A. and Its Subsidiaries [Member]	Dec. 31, 2008 BBA HE Participacoes S.A. [Member]	Dec. 31, 2009 Preferred shares Unibanco and Unibanco Holdings [Member]	Dec. 31, 2009 Common shares Unibanco and Unibanco Holdings [Member]	Dec. 31, 2009 Unibanco and Unibanco Holdings [Member]	Feb. 18, 2009 Unibanco and Unibanco Holdings [Member]	Feb. 18, 2009 Unibanco and Unibanco Holdings [Member] Fairvalue Of Shares Issued [Member]	Feb. 18, 2009 Unibanco and Unibanco Holdings [Member] Replacement Awards [Member]	Feb. 18, 2009 Unibanco and Unibanco Holdings [Member] Replacement Awards and Stock Options Plan [Member]	Feb. 18, 2009 Unibanco and Unibanco Holdings [Member] Replacement Awards Program For Partners Plan [Member]	Feb. 18, 2009 Unibanco and Unibanco Holdings [Member] Commercial Bank Individuals Segment [Member]	Feb. 18, 2009 Unibanco and Unibanco Holdings [Member] Commercial Bank Insurance Segment [Member]	Feb. 18, 2009 Unibanco and Unibanco Holdings [Member] Commercial Bank Wealth Management and Services Segment [Member]	Feb. 18, 2009 Unibanco and Unibanco Holdings [Member] Itau Bba Segment [Member]	Feb. 18, 2009 Unibanco and Unibanco Holdings [Member] Consumer Credit Vehicles [Member]	Feb. 18, 2009 Unibanco and Unibanco Holdings [Member] Consumer Credit Cards and Financing Segment [Member]	Feb. 18, 2009 Unibanco and Unibanco Holdings [Member] Civil Claims [Member]	Feb. 18, 2009 Unibanco and Unibanco Holdings [Member] Tax Law Suits [Member]	Dec. 31, 2009 Unibanco and Unibanco Holdings [Member] Computer Software, Intangible Asset [Member]	Dec. 31, 2009 Unibanco and Unibanco Holdings [Member] Customer Relationships [Member]	Dec. 31, 2009 Unibanco and Unibanco Holdings [Member] Customer Contracts [Member]	Dec. 31, 2009 Porto Seguro [Member]	Oct. 16, 2009 Porto Seguro [Member]	Nov. 28, 2008 Porto Seguro [Member]	Dec. 31, 2009 Redecard S.A. [Member]	Dec. 31, 2009 Redecard S.A. [Member]	Mar. 30, 2009 Redecard S.A. [Member]	Dec. 31, 2009 Redecard S.A. [Member] Customer Relationships [Member]	Nov. 28, 2008 Itausa Export S.A. and Its Subsidiaries Europa [Member]
Business Acquisition [Line Items]
Amount paid in cash						587	399																									590
Fair value of interest held in PSIUPAR												24,612	46	33	13													1,886	1,886
Business Acquisition, Date of Acquisition Agreement				11/12/2008						11/3/2008																	8/23/2009				2/20/2009
Business Acquisition, Effective Date of Acquisition					11/28/2008		1/1/2009			2/18/2009																	10/16/2009				3/30/2009
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares					23,050,428			675,660,843	557,475,607
Business Acquisition, Number of Shares Acquired																															24,082,760
Business Acquisition, Percentage of Total Interests Acquired						77.77%																												12.13%
Business Acquisition, Percentage of Voting Interests Acquired						80.00%																						43.90%				50.01%		12.13%
Business Acquisition, Preexisting Relationship, Description
Before this transaction, Itaú Unibanco Holding already held a 22.23% total and 20.00% voting interest in Itaúsa Export and a 49% total and voting interest in IPI that were accounted for under the equity method.

Considering the prior interest we had in Redecard, that represented (after the business combination with Unibanco) 46.4% after the acquisition, we became the controlling stockholder of Redecard, with over 50.01% interest of the voting stock of Redecard. Under ASC 805, Itaú Unibanco is required to remeasure previously held equity interests to fair value at the date it acquired control (in this case, March 30, 2009), and record the gain or loss directly to the statement of income. The gain recognized as a result of remeasuring to fair value our original 46.4% interest in Redecard was recorded in “other non-interest income”.

Business Acquisition, Purchase Price Allocation, Amortizable Intangible Assets							116				13,517					5,857	1,051	585	825	500	4,699								874
Business Acquisition, Purchase Price Allocation, Assets Acquired (Liabilities Assumed), Net											26,992																	950	1,488			13,698
Business Acquisition, Purchase Price Allocation, Goodwill Amount											6,323																		398			14,376
Business Acquisition, Purchase Price Allocation, Goodwill, Expected Tax Deductible Amount											17,889																					557
Business Combination, Cost of Acquisition Reimbursed					70
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Contingent Liability, Civil claims																						569	64
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage																																46.40%
Deconsolidation, Gain (Loss), Amount																											936
Decrease of Non-controlling Interest Persuant to Exchange Of Holding Company's Shares					105
Finite-Lived Intangible Assets, Average Useful Life							10																	5
Finite-Lived Intangible Assets, Useful Life, Maximum																									15	9							40
Finite-Lived Intangible Assets, Useful Life, Minimum																									2	3							5
Gain on Purchase of Business										830
Increase in Common Shares Persuant to Exchange of Holding Company's Shares					95
NET INCOME ATTRIBUTABLE TO ITAU UNIBANCO	11,067	14,085	4,849																											839
Revenue of Redecard																														2,466
Value of shares acquired from Officers							140

CASH AND CASH EQUIVALENTS (Details) (BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009	Mar. 30, 2009	Feb. 18, 2009	Dec. 31, 2008	Dec. 31, 2007
Cash and Cash Equivalents (Details) [Abstract]
Cash and due from banks	5,568	5,355
Interest-bearing deposits in other banks	32,365	60,101
TOTAL	37,933	65,456	22,209	13,293	28,036	22,209

CENTRAL BANK COMPULSORY DEPOSITS (Details) (BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009	Mar. 30, 2009
Central Bank compulsory deposits	85,790	13,869	13,869
Interest-bearing Deposits [Member]
Central Bank compulsory deposits	81,054	9,827	9,827
Noninterest-Bearing Deposits [Member]
Central Bank compulsory deposits	4,736	4,042	4,042

TRADING ASSETS (Details) (BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009
Trading Securities	140,003	73,529
Trading assets, at fair value	140,003	73,529
Investment Funds [Member]
Trading Securities Other	47,304	39,347
Brazilian Federal Government Securities [Member]
Trading Securities Debt	69,661	23,985
Brazilian Government External Debt Securities [Member]
Trading Securities Debt	667	222
Foreign Government Debt Securities [Member]
Trading Securities Debt	9,353	1,058
Foreign Government Debt Securities Argentina [Member]
Trading Securities Debt	293	179
Foreign Government Debt Securities United States [Member]
Trading Securities Debt	8,714	748
Foreign Government Debt Securities Mexico [Member]
Trading Securities Debt	29	10
Foreign Government Debt Securities Russia [Member]
Trading Securities Debt	45	0
Foreign Government Debt Securities Chile [Member]
Trading Securities Debt	248	77
Foreign Government Debt Securities Uruguay [Member]
Trading Securities Debt	24	30
Foreign Government Debt Securities Other [Member]
Trading Securities Debt	0	14
Corporate Debt Securities [Member]
Trading Securities Debt	3,404	2,226
Marketable Equity Securities [Member]
Trading Securities Equity	1,825	1,142
Derivative [Member]
Trading Securities Other	7,789	5,549
Options Held [Member]
Trading Securities Other	1,752	1,819
Forward Contracts [Member]
Trading Securities Other	2,060	378
Swap [Member]
Trading Securities Other	2,987	2,900
Credit Derivatives [Member]
Trading Securities Other	261	15
Other Derivatives [Member]
Trading Securities Other	729	437

TRADING ASSETS (Details Textuals) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Mar. 30, 2009
Net Unrealized Gains (Losses) Included in Trading Assets	971		1,414	559
Trading Securities, Change in Unrealized Holding Gain (Loss)	412	(855)	1,153

AVAILABLE FOR SALE SECURITIES (Details) (BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Amortized cost	43,967	40,637
Gains	1,696	1,495
Losses	(1,027)	(869)
Fair value	44,636	41,263
Investment Funds [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Amortized cost	758	1,247
Gains	14	13
Losses	(2)	(1)
Fair value	770	1,259
Brazilian Federal Government Securities [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Amortized cost	10,681	14,324
Gains	268	140
Losses	(106)	(21)
Fair value	10,843	14,443
Brazilian Government External Debt Securities [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Amortized cost	4,965	2,060
Gains	202	197
Losses	(449)	(277)
Fair value	4,718	1,980
Foreign Government Debt Securities [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Amortized cost	4,737	7,261
Gains	4	25
Losses	(182)	(43)
Fair value	4,559	7,243
Foreign Government Debt Securities Portugal [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Amortized cost	0	26
Gains	0	0
Losses	0	0
Fair value	0	26
Foreign Government Debt Securities United States [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Amortized cost	679	17
Gains	0	0
Losses	0	0
Fair value	679	17
Foreign Government Debt Securities Austria [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Amortized cost	0	212
Gains	0	1
Losses	0	0
Fair value	0	213
Foreign Government Debt Securities Denmark [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Amortized cost	2,109	1,995
Gains	0	6
Losses	(93)	(30)
Fair value	2,016	1,971
Foreign Government Debt Securities Spain [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Amortized cost	777	1,090
Gains	0	3
Losses	(43)	0
Fair value	734	1,093
Foreign Government Debt Securities Korea [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Amortized cost	262	1,750
Gains	0	12
Losses	(26)	(5)
Fair value	236	1,757
Foreign Government Debt Securities Chile [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Amortized cost	454	1,278
Gains	1	3
Losses	(2)	(7)
Fair value	453	1,274
Foreign Government Debt Securities Paraguay [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Amortized cost	272	417
Gains	2	0
Losses	(18)	0
Fair value	256	417
Foreign Government Debt Securities Uruguay [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Amortized cost	184	476
Gains	1	0
Losses	0	(1)
Fair value	185	475
Corporate Debt Securities [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Amortized cost	22,179	14,852
Gains	460	251
Losses	(266)	(137)
Fair value	22,373	14,966
Marketable Equity Securities [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Amortized cost	647	893
Gains	748	869
Losses	(22)	(390)
Fair value	1,373	1,372

AVAILABLE FOR SALE SECURITIES (Details 1) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Schedule of Available-for-sale Securities [Line Items]
Gross realized gains during the year upon sale of the securities	277	384	131
Gross realized losses during the year upon sale of the securities	(57)	(173)	(245)
Other-than temporary impairment losses (Note 24b)	(20)	(56)	(53)
Realized gain upon exchange of shares of Bovespa Holding S.A. (Note 24a)	0	0	424
TOTAL	200	155	257

AVAILABLE FOR SALE SECURITIES (Details 2) (BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009
Due within one year	14,378
From 1 to 5 years	11,816
From 5 to 10 years	7,252
After 10 years	5,810
No stated maturity	4,711
Amortized cost	43,967	40,637
Due within one year	13,647
From 1 to 5 years	11,992
From 5 to 10 years	7,416
After 10 years	6,081
No stated maturity	5,500
Available-for-sale securities, at fair value	44,636	41,263

AVAILABLE FOR SALE SECURITIES (Details Textuals) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Other than temporary impairment on available for sale securities	20	56	53

HELD TO MATURITY SECURITIES (Details) (BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	3,110	2,124
Unrealized Gains	604	362
Unrealized Losses	0	0
Fair value	3,110	2,124
Brazilian Federal Government Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	2,099	1,273
Unrealized Gains	569	299
Unrealized Losses	0	0
Fair value	2,668	1,572
Brazilian Government External Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	226	238
Unrealized Gains	28	42
Unrealized Losses	0	0
Fair value	254	280
Foreign Government Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	16	17
Unrealized Gains	0	0
Unrealized Losses	0	0
Fair value	16	17
Corporate Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	165	234
Unrealized Gains	7	21
Unrealized Losses	0	0
Fair value	172	255

HELD TO MATURITY SECURITIES (Details 1) (BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009
TOTAL	2,506	1,762
Amortized Cost [Member]
Due within one year	283
From 1 to 5 years	343
From 5 to 10 years	61
After 10 years	1,819
TOTAL	2,506
Fair Value [Member]
Due within one year	288
From 1 to 5 years	383
From 5 to 10 years	308
After 10 years	2,131
TOTAL	3,110

LOANS AND LEASES (Details) (BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009
Loans and leases	298,169	245,736
Commercial [Member]
Loans and leases	141,708	113,223
Commercial Industrial and Other [Member]
Loans and leases	132,670	104,505
Commercial Import Financing [Member]
Loans and leases	2,342	1,895
Commercial Export Financing [Member]
Loans and leases	6,696	6,823
Real Estate Loans [Member]
Loans and leases	16,271	10,939
Leases Mainly Vehicles [Member]
Loans and leases	37,704	47,230
Public Sector [Member]
Loans and leases	1,138	1,611
Individuals [Member]
Loans and leases	95,923	67,601
Overdraft [Member]
Loans and leases	4,204	4,119
Consumer Finance Operations Including Finance [Member]
Loans and leases	54,658	32,701
Credit Card [Member]
Loans and leases	37,061	30,781
Agricultural [Member]
Loans and leases	5,425	5,132

LOANS AND LEASES (Details 1) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Recorded Amount	14,256	14,165
Unpaid principal balance	871
Related Allowance for loan losses	454	737
Average book value	10,895	15,195
Recognized interest revenue	50
Businesses [Member]
Recorded Amount	884
Unpaid principal balance	871
Related Allowance for loan losses	454
Average book value	1,371
Recognized interest revenue	50
Businesses [Member] | Loans Individually Reviewed [Member]
Recorded Amount	884
Unpaid principal balance	871
Related Allowance for loan losses	454
Average book value	1,371
Recognized interest revenue	50

LOANS AND LEASES (Details 2) (BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009
Total	298,169	245,736
Credit Card [Member]
Loans and leases receivable, consumer	36,200
Credit Card [Member] | Current and Past Due Upto 30 Days [Member]
Loans and leases receivable, consumer	32,705
Credit Card [Member] | Past Due From 31 To 60 Days [Member]
Loans and leases receivable, consumer	401
Credit Card [Member] | Past Due From 61 To 90 Days [Member]
Loans and leases receivable, consumer	372
Credit Card [Member] | Past Due Over 90 Days [Member]
Loans and leases receivable, consumer	2,719
Credit Card [Member] | Total Past Due Over 30 Days [Member]
Loans and leases receivable, consumer	3,492
Personal Loans [Member]
Loans and leases receivable, consumer	24,018
Personal Loans [Member] | Current and Past Due Upto 30 Days [Member]
Loans and leases receivable, consumer	21,045
Personal Loans [Member] | Past Due From 31 To 60 Days [Member]
Loans and leases receivable, consumer	525
Personal Loans [Member] | Past Due From 61 To 90 Days [Member]
Loans and leases receivable, consumer	336
Personal Loans [Member] | Past Due Over 90 Days [Member]
Loans and leases receivable, consumer	2,112
Personal Loans [Member] | Total Past Due Over 30 Days [Member]
Loans and leases receivable, consumer	2,973
Vehicles [Member]
Loans and leases receivable, consumer	60,254
Vehicles [Member] | Current and Past Due Upto 30 Days [Member]
Loans and leases receivable, consumer	54,044
Vehicles [Member] | Past Due From 31 To 60 Days [Member]
Loans and leases receivable, consumer	2,331
Vehicles [Member] | Past Due From 61 To 90 Days [Member]
Loans and leases receivable, consumer	872
Vehicles [Member] | Past Due Over 90 Days [Member]
Loans and leases receivable, consumer	3,007
Vehicles [Member] | Total Past Due Over 30 Days [Member]
Loans and leases receivable, consumer	6,210
Mortgage Loans [Member]
Loans and leases receivable, consumer	8,020
Mortgage Loans [Member] | Current and Past Due Upto 30 Days [Member]
Loans and leases receivable, consumer	7,746
Mortgage Loans [Member] | Past Due From 31 To 60 Days [Member]
Loans and leases receivable, consumer	90
Mortgage Loans [Member] | Past Due From 61 To 90 Days [Member]
Loans and leases receivable, consumer	44
Mortgage Loans [Member] | Past Due Over 90 Days [Member]
Loans and leases receivable, consumer	140
Mortgage Loans [Member] | Total Past Due Over 30 Days [Member]
Loans and leases receivable, consumer	274
Corporate [Member]
Loans and leases receivable, commercial	76,584
Corporate [Member] | Current and Past Due Upto 30 Days [Member]
Loans and leases receivable, commercial	76,363
Corporate [Member] | Past Due From 31 To 60 Days [Member]
Loans and leases receivable, commercial	55
Corporate [Member] | Past Due From 61 To 90 Days [Member]
Loans and leases receivable, commercial	44
Corporate [Member] | Past Due Over 90 Days [Member]
Loans and leases receivable, commercial	122
Corporate [Member] | Total Past Due Over 30 Days [Member]
Loans and leases receivable, commercial	221
Small and Medium Businesses [Member]
Loans and leases receivable, commercial	79,614
Small and Medium Businesses [Member] | Current and Past Due Upto 30 Days [Member]
Loans and leases receivable, commercial	73,171
Small and Medium Businesses [Member] | Past Due From 31 To 60 Days [Member]
Loans and leases receivable, commercial	1,114
Small and Medium Businesses [Member] | Past Due From 61 To 90 Days [Member]
Loans and leases receivable, commercial	710
Small and Medium Businesses [Member] | Past Due Over 90 Days [Member]
Loans and leases receivable, commercial	4,619
Small and Medium Businesses [Member] | Total Past Due Over 30 Days [Member]
Loans and leases receivable, commercial	6,443
Current and Past Due Upto 30 Days [Member]
Loans and leases receivable, consumer	115,540
Foreign Loans Latin America	13,385
Total	278,459
Past Due From 31 To 60 Days [Member]
Loans and leases receivable, consumer	3,347
Foreign Loans Latin America	31
Total	4,547
Past Due From 61 To 90 Days [Member]
Loans and leases receivable, consumer	1,624
Foreign Loans Latin America	15
Total	2,393
Past Due Over 90 Days [Member]
Loans and leases receivable, consumer	7,978
Foreign Loans Latin America	51
Total	12,770
Total Past Due Over 30 Days [Member]
Loans and leases receivable, consumer	12,949
Foreign Loans Latin America	97
Total	19,710

LOANS AND LEASES (Details 3)	12 Months Ended
Dec. 31, 2010
Strong [Member]
Financing Receivable, Recorded Investment [Line Items]
Loan quality indicators	Lower than 4.44
Satisfactory [Member]
Financing Receivable, Recorded Investment [Line Items]
Loan quality indicators	From 4.44% up to 25.95
Higher Risk [Member]
Financing Receivable, Recorded Investment [Line Items]
Loan quality indicators	Higher than 25.95

LOANS AND LEASES (Details 4) (BRL) In Millions, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009
Total	298,169	245,736
%	100.00%
Credit Card [Member] | Strong [Member]
Loans and leases receivable, consumer	16,158
Personal Loans [Member] | Strong [Member]
Loans and leases receivable, consumer	10,529
Vehicles [Member] | Strong [Member]
Loans and leases receivable, consumer	32,423
Mortgage Loans [Member] | Strong [Member]
Loans and leases receivable, consumer	7,529
Corporate [Member] | Strong [Member]
Commercial	73,051
Small and Medium Businesses [Member] | Strong [Member]
Commercial	47,917
Strong [Member]
Loans and leases receivable, consumer	66,639
Foreign Loans Latin America	13,432
Total	201,039
%	67.40%
Credit Card [Member] | Satisfactory [Member]
Loans and leases receivable, consumer	14,154
Personal Loans [Member] | Satisfactory [Member]
Loans and leases receivable, consumer	7,026
Vehicles [Member] | Satisfactory [Member]
Loans and leases receivable, consumer	21,666
Mortgage Loans [Member] | Satisfactory [Member]
Loans and leases receivable, consumer	271
Corporate [Member] | Satisfactory [Member]
Commercial	2,505
Small and Medium Businesses [Member] | Satisfactory [Member]
Commercial	17,029
Satisfactory [Member]
Loans and leases receivable, consumer	43,117
Foreign Loans Latin America	0
Total	62,651
%	21.00%
Credit Card [Member] | Higher Risk [Member]
Loans and leases receivable, consumer	3,144
Personal Loans [Member] | Higher Risk [Member]
Loans and leases receivable, consumer	4,221
Vehicles [Member] | Higher Risk [Member]
Loans and leases receivable, consumer	2,849
Mortgage Loans [Member] | Higher Risk [Member]
Loans and leases receivable, consumer	55
Corporate [Member] | Higher Risk [Member]
Commercial	143
Small and Medium Businesses [Member] | Higher Risk [Member]
Commercial	9,811
Higher Risk [Member]
Loans and leases receivable, consumer	10,269
Foreign Loans Latin America	0
Total	20,223
%	6.80%
Credit Card [Member] | Impaired [Member]
Loans and leases receivable, consumer	2,744
Personal Loans [Member] | Impaired [Member]
Loans and leases receivable, consumer	2,241
Vehicles [Member] | Impaired [Member]
Loans and leases receivable, consumer	3,315
Mortgage Loans [Member] | Impaired [Member]
Loans and leases receivable, consumer	165
Corporate [Member] | Impaired [Member]
Commercial	884
Small and Medium Businesses [Member] | Impaired [Member]
Commercial	4,856
Impaired [Member]
Loans and leases receivable, consumer	8,465
Foreign Loans Latin America	51
Total	14,256
%	4.80%
Credit Card [Member]
Loans and leases receivable, consumer	36,200
Personal Loans [Member]
Loans and leases receivable, consumer	24,018
Vehicles [Member]
Loans and leases receivable, consumer	60,254
Mortgage Loans [Member]
Loans and leases receivable, consumer	8,020
Corporate [Member]
Commercial	76,584
Small and Medium Businesses [Member]
Commercial	79,614

LOANS AND LEASES (Details 5) (BRL) In Millions, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009
Financing Receivable, Recorded Investment [Line Items]
Ratio of non-performing loans to total loans	5.10%
Total	298,169	245,736
Credit Card [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, consumer	33,105
Personal Loans [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, consumer	21,570
Vehicles [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, consumer	56,375
Mortgage Loans [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, consumer	7,836
Corporate [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial	76,418
Small and Medium Businesses [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial	74,285
Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, consumer	118,886
Foreign Loans Latin America	13,416
Total	283,005
Credit Card [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, consumer	3,092
Personal Loans [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, consumer	2,448
Vehicles [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, consumer	3,879
Mortgage Loans [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, consumer	184
Corporate [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial	166
Small and Medium Businesses [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial	5,329
Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, consumer	9,603
Foreign Loans Latin America	66
Total	15,164
Credit Card [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, consumer	36,200
Ratio of non-performing loans to total loans	8.50%
Personal Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, consumer	24,018
Ratio of non-performing loans to total loans	10.20%
Vehicles [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, consumer	60,254
Ratio of non-performing loans to total loans	6.40%
Mortgage Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, consumer	8,020
Ratio of non-performing loans to total loans	2.30%
Corporate [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial	76,584
Ratio of non-performing loans to total loans	0.20%
Small and Medium Businesses [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial	79,614
Ratio of non-performing loans to total loans	6.70%
Total Consumer Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, consumer	128,489
Ratio of non-performing loans to total loans	7.50%
Foreign Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Ratio of non-performing loans to total loans	0.50%
Foreign Loans Latin America	13,482

LOANS AND LEASES (Details 6) (BRL) In Millions	Dec. 31, 2009	Feb. 18, 2009
Contractually required payments (including interest)		4,116
Less: non-accretable difference		(2,882)
Cash flow expected to be collected representing undiscounted principal and interest at acquisition		1,234
Less: Accretable yield	144	(144)
Fair value of loans acquired		1,090

LOANS AND LEASES (Details 7) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Feb. 18, 2009
Balance as of January 1, 2009	64	0
Accretion into interest income		144	(144)
Accretion into interest income	(64)	(80)
Balance as of December 31, 2009	0	64

LOANS AND LEASES (Details Textuals) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Recorded Amount	14,256	14,165
Loans and Leases Receivable, Impaired, Nonperforming, Nonaccrual of Interest	15,164	15,499
Average book value	10,895	15,195
Impaired Financing Receivable Requiring Allowance For Loan and Lease Losses	884	1,845
Related Allowance for loan losses	454	737
Loans and Leases Receivable, Impaired, Interest Lost on Nonaccrual Loans	2,593	560
Corporate [Member]
Loans Acquired During Period	4,918
Loans Sold During Period		1,092

ALLOWANCE FOR LOAN AND LEASE LOSSES (Details) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Allowance for loan and lease losses	19,968	12,202	7,473
Provision for loan and lease losses	11,871	15,372	9,361
Credits charged off	(16,158)	(9,490)	(5,904)
Recoveries	4,457	1,884	1,272
Allowance for loan and lease losses	20,138	19,968	12,202

ALLOWANCE FOR LOAN AND LEASE LOSSES (Details 1) (BRL) In Millions	Dec. 31, 2010
Credit Card [Member] | Loan Impaired [Member]
Financing Receivable Collectively Evaluated For Impairment	2,743
Personal Loans [Member] | Loan Impaired [Member]
Financing Receivable Collectively Evaluated For Impairment	2,241
Vehicles [Member] | Loan Impaired [Member]
Financing Receivable Collectively Evaluated For Impairment	3,315
Mortgage Loans [Member] | Loan Impaired [Member]
Financing Receivable Collectively Evaluated For Impairment	165
Corporate [Member] | Loan Impaired [Member]
Corporate	884
Small and Medium Businesses [Member] | Loan Impaired [Member]
Financing Receivable Collectively Evaluated For Impairment	4,857
Loan Impaired [Member]
Financing Receivable Collectively Evaluated For Impairment	8,464
Total	14,256
Loan Impaired [Member] | Foreign Loans Latin America [Member]
Financing Receivable Collectively Evaluated For Impairment	51
Credit Card [Member] | Allowance Impaired [Member]
Financing Receivable Collectively Evaluated For Impairment	1,667
Personal Loans [Member] | Allowance Impaired [Member]
Financing Receivable Collectively Evaluated For Impairment	1,403
Vehicles [Member] | Allowance Impaired [Member]
Financing Receivable Collectively Evaluated For Impairment	1,938
Mortgage Loans [Member] | Allowance Impaired [Member]
Financing Receivable Collectively Evaluated For Impairment	63
Corporate [Member] | Allowance Impaired [Member]
Corporate	454
Small and Medium Businesses [Member] | Allowance Impaired [Member]
Financing Receivable Collectively Evaluated For Impairment	3,412
Allowance Impaired [Member]
Financing Receivable Collectively Evaluated For Impairment	5,071
Total	8,972
Allowance Impaired [Member] | Foreign Loans Latin America [Member]
Financing Receivable Collectively Evaluated For Impairment	35
Credit Card [Member] | Loan Not Impaired [Member]
Financing Receivable Collectively Evaluated For Impairment	33,454
Personal Loans [Member] | Loan Not Impaired [Member]
Financing Receivable Collectively Evaluated For Impairment	21,777
Vehicles [Member] | Loan Not Impaired [Member]
Financing Receivable Collectively Evaluated For Impairment	56,939
Mortgage Loans [Member] | Loan Not Impaired [Member]
Financing Receivable Collectively Evaluated For Impairment	7,855
Corporate [Member] | Loan Not Impaired [Member]
Corporate	75,700
Small and Medium Businesses [Member] | Loan Not Impaired [Member]
Financing Receivable Collectively Evaluated For Impairment	74,757
Loan Not Impaired [Member]
Financing Receivable Collectively Evaluated For Impairment	120,025
Total	283,913
Loan Not Impaired [Member] | Foreign Loans Latin America [Member]
Financing Receivable Collectively Evaluated For Impairment	13,431
Credit Card [Member] | Allowance Not Impaired [Member]
Financing Receivable Collectively Evaluated For Impairment	6,072
Personal Loans [Member] | Allowance Not Impaired [Member]
Financing Receivable Collectively Evaluated For Impairment	2,115
Vehicles [Member] | Allowance Not Impaired [Member]
Financing Receivable Collectively Evaluated For Impairment	1,771
Mortgage Loans [Member] | Allowance Not Impaired [Member]
Financing Receivable Collectively Evaluated For Impairment	49
Corporate [Member] | Allowance Not Impaired [Member]
Corporate	617
Small and Medium Businesses [Member] | Allowance Not Impaired [Member]
Financing Receivable Collectively Evaluated For Impairment	4,293
Allowance Not Impaired [Member]
Financing Receivable Collectively Evaluated For Impairment	6,072
Total	11,166
Allowance Not Impaired [Member] | Foreign Loans Latin America [Member]
Financing Receivable Collectively Evaluated For Impairment	184
Credit Card [Member] | Loan Total [Member]
Financing Receivable Collectively Evaluated For Impairment	36,197
Personal Loans [Member] | Loan Total [Member]
Financing Receivable Collectively Evaluated For Impairment	24,018
Vehicles [Member] | Loan Total [Member]
Financing Receivable Collectively Evaluated For Impairment	60,254
Mortgage Loans [Member] | Loan Total [Member]
Financing Receivable Collectively Evaluated For Impairment	8,020
Corporate [Member] | Loan Total [Member]
Corporate	76,584
Small and Medium Businesses [Member] | Loan Total [Member]
Financing Receivable Collectively Evaluated For Impairment	79,614
Loan Total [Member]
Financing Receivable Collectively Evaluated For Impairment	128,489
Total	298,169
Loan Total [Member] | Foreign Loans Latin America [Member]
Financing Receivable Collectively Evaluated For Impairment	13,482
Credit Card [Member] | Allowance Total [Member]
Financing Receivable Collectively Evaluated For Impairment	3,804
Personal Loans [Member] | Allowance Total [Member]
Financing Receivable Collectively Evaluated For Impairment	3,518
Vehicles [Member] | Allowance Total [Member]
Financing Receivable Collectively Evaluated For Impairment	3,709
Mortgage Loans [Member] | Allowance Total [Member]
Financing Receivable Collectively Evaluated For Impairment	112
Corporate [Member] | Allowance Total [Member]
Corporate	1,071
Small and Medium Businesses [Member] | Allowance Total [Member]
Financing Receivable Collectively Evaluated For Impairment	7,705
Allowance Total [Member]
Financing Receivable Collectively Evaluated For Impairment	11,143
Total	20,138
Allowance Total [Member] | Foreign Loans Latin America [Member]
Financing Receivable Collectively Evaluated For Impairment	219

INVESTMENTS IN UNCONSOLIDATED COMPANIES (Details) (BRL) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Schedule of Equity Method Investments [Line Items]
Equity Method Investments	3,049	3,516
Investment	548	805
Equity in earnings of unconsolidated companies, net	308	(9)	474
Investments in unconsolidated companies	3,597	4,321
Equity in earnings (losses)	308	(9)
Banco Bpi S.A. [Member]
Schedule of Equity Method Investments [Line Items]
Total	19.04%
Voting	19.04%
Stockholders’ equity	4,091
Equity Method Investments	779	1,018
Net income (loss)	336
Equity Method Investment, Quoted Market Value	524	903
Equity in earnings of unconsolidated companies, net	64	(280)	148
Equity in earnings (losses)		474
Porto Seguro Itao Unibanco Participacoes [Member]
Schedule of Equity Method Investments [Line Items]
Total	42.93%
Voting	42.93%
Stockholders’ equity	2,602
Equity Method Investments	2,013	1,909
Net income (loss)	242
Equity Method Investment, Quoted Market Value	2,782	1,985
Equity in earnings of unconsolidated companies, net	104	36
Itau Xl Seguros Corporativos S.A [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments		123
Equity in earnings of unconsolidated companies, net	9	22	7
Redecard S.A. [Member]
Schedule of Equity Method Investments [Line Items]
Equity in earnings of unconsolidated companies, net		147	278
Equity Method Other [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments	257	466
Equity in earnings of unconsolidated companies, net	131	66	41

INVESTMENTS IN UNCONSOLIDATED COMPANIES (Details 1) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Equity Method Investments	3,049	3,516
Equity in earnings of unconsolidated companies, net	308	(9)	474
Redecard S.A [Member]
Total assets			14,645
Total liabilities			13,459
Stockholders’ equity			1,186
Equity Method Investments			275
Operating revenues			2,900
Operating expenses			1,109
Income before income tax			1,791
Income tax			592
Equity Method Investment, Summarized Financial Information, Net Income (Loss)			1,199
Equity in earnings of unconsolidated companies, net			278

INVESTMENTS IN UNCONSOLIDATED COMPANIES (Details Textuals) (BRL) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Schedule of Equity Method Investments [Line Items]
Dividends received from investments in unconsolidated companies	85	63	246
Banco Bpi S.A. [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Other than Temporary Impairment		302
Total	19.04%
Voting	19.04%
Porto Seguro Itao Unibanco Participacoes [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity	896	936
Total	42.93%
Voting	42.93%
Porto Seguro Itao Unibanco Participacoes [Member] | Fair Value Of Intangible Assets [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity	814
Porto Seguro Itao Unibanco Participacoes [Member] | Other Differences [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity	(311)
Porto Seguro Itao Unibanco Participacoes [Member] | Fair Value Of Goodwill [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity	398
Latosol Empreendimentose Participacao Ltda [Member]
Schedule of Equity Method Investments [Line Items]
Total	32.11%
Olimpia Promocao E Servicos S.A [Member]
Schedule of Equity Method Investments [Line Items]
Total	50.00%
Rosefiled Finance Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Total	50.00%
Serasa S.A [Member]
Schedule of Equity Method Investments [Line Items]
Total	24.39%
Tecnologia Bancaria S.A [Member]
Schedule of Equity Method Investments [Line Items]
Total	14.86%
Voting	24.81%

PREMISES AND EQUIPMENT (Details) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Land	1,045	959
Buildings used in operations	3,027	2,647
Installations, furniture, equipment and security and communication	2,279	1,915
Data processing equipment	4,635	3,918
Cost of software developed or obtained for internal use	1,313	1,298
Assets held for sale	19	23
TOTAL	12,470	11,125
Accumulated Depreciation Depletion And Amortization	(7,319)	(6,553)
Premises and equipment, net	5,151	4,572
Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
Other Equipments	9	16
Accumulated Depreciation Depletion And Amortization	(6)	(11)
Annual Depreciation Rates	20	20
Other Capitalized Property Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Other Equipments	143	349
Accumulated Depreciation Depletion And Amortization	(166)	(196)
Annual Depreciation Rates	20	20
Building [Member]
Property, Plant and Equipment [Line Items]
Accumulated Depreciation Depletion And Amortization	(1,892)	(1,718)
Annual Depreciation Rates	4	4
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Accumulated Depreciation Depletion And Amortization	(1,228)	(925)
Annual Depreciation Rates	10% to 25%	10% to 25
Other Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Accumulated Depreciation Depletion And Amortization	(3,352)	(3,073)
Annual Depreciation Rates	20% to 50%	20% to 50%
Software [Member]
Property, Plant and Equipment [Line Items]
Accumulated Depreciation Depletion And Amortization	(675)	(630)
Annual Depreciation Rates	20% to 33	20% to 33%

PREMISES AND EQUIPMENT (Details Textuals) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Property, Plant and Equipment [Line Items]
Depreciation of premises and equipment	1,476	1,250	756
Interest Costs Incurred, Capitalized	23	23	23
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(7,319)	(6,553)
Depreciation Of Capitalized Interest	19	19	18
Software Developed For Internal Use [Member]
Property, Plant and Equipment [Line Items]
Depreciation of premises and equipment	146	145	109
Leaseholds and Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	94	84	72

GOODWILL AND INTANGIBLE ASSETS (Details) (BRL) In Millions	12 Months Ended							12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Commercial Bank Segment [Member]	Dec. 31, 2009 Commercial Bank Segment [Member]	Dec. 31, 2010 Itau Bba Segment [Member]	Dec. 31, 2009 Itau Bba Segment [Member]	Dec. 31, 2008 Itau Bba Segment [Member]	Dec. 31, 2010 Consumer Credit Segment [Member]	Dec. 31, 2009 Consumer Credit Segment [Member]
Goodwill [Line Items]
Goodwill, Gross	14,711	423	177	224	36	36	36	14,498	163
Goodwill, Impaired, Accumulated Impairment Loss	0	0	0	0	0	0	0	0	0
Goodwill, net	14,711	423	177	224	36	36	36	14,498	163
Addition as a result of acquisition	0	14,376						0	14,376
Effect of exchange rate on goodwill on entities outside Brazil	(7)	(47)	(7)	(47)
Tax benefit in the realization of deductible goodwill	(263)	(260)						40	(41)
Goodwill, Gross	14,711	14,711	170	177	36	36	36	14,458	14,498
Goodwill, Impaired, Accumulated Impairment Loss	0	0	0	0	0	0	0	0	0
Goodwill, net	14,664	14,711	170	177	36	36	36	14,458	14,498

GOODWILL AND INTANGIBLE ASSETS (Details 1) (BRL) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Intangible Assets [Line Items]
Intangible assets, net	22,569	6,676
Intangible assets, net	18,148	22,569	6,676
Amortization of intangible assets	(4,592)	(3,663)	(1,201)
Acquisition during the period	545	19,922
Effect of exchange rate on intangible assets of entities outside Brazil	(4)	(58)
Termination Of Contracts Of Intangible Assets	(96)	(38)
Impairment of Intangible Assets (Excluding Goodwill)	11	10	0
Goodwill, Subsequent Recognition of Deferred Tax Asset	(263)	(260)
Gross balance	31,991	31,446
Accumulated amortization	13,843	(8,877)
Weighted average useful life (in years)	4.7	5.5
Redecard S.A. [Member] | Exclusive Access To Customers Of Retailers and Real Estate Brokers [Member]
Intangible Assets [Line Items]
Acquisition during the period	0	0
Unibanco and Unibanco Holdings [Member] | Exclusive Access To Customers Of Retailers and Real Estate Brokers [Member]
Intangible Assets [Line Items]
Acquisition during the period	0	3,600
Exclusive Access To Customers Of Retailers and Real Estate Brokers [Member]
Intangible Assets [Line Items]
Intangible assets, net	5,174	1,433
Intangible assets, net	4,972	5,174
Amortization of intangible assets	(536)	(520)
Acquisition during the period	367	4,270
Effect of exchange rate on intangible assets of entities outside Brazil	0	0
Termination Of Contracts Of Intangible Assets	(20)	0
Impairment of Intangible Assets (Excluding Goodwill)	(4)	(10)
Goodwill, Subsequent Recognition of Deferred Tax Asset	(9)	(9)
Gross balance	6,415	6,048
Accumulated amortization	(1,443)	(874)
Weighted average useful life (in years)	11.3	12.3
Exclusive Access To Customers Of Retailers and Real Estate Brokers [Member] | Other Companies [Member]
Intangible Assets [Line Items]
Acquisition during the period	367	670
Redecard S.A. [Member] | Customer Relationships Including Core Deposits [Member]
Intangible Assets [Line Items]
Acquisition during the period	0	5,216
Unibanco and Unibanco Holdings [Member] | Customer Relationships Including Core Deposits [Member]
Intangible Assets [Line Items]
Acquisition during the period	0	8,765
Customer Relationships Including Core Deposits [Member]
Intangible Assets [Line Items]
Intangible assets, net	15,807	5,101
Intangible assets, net	12,108	15,807
Amortization of intangible assets	(3,552)	(3,096)
Acquisition during the period	178	14,144
Effect of exchange rate on intangible assets of entities outside Brazil	(4)	(58)
Termination Of Contracts Of Intangible Assets	(76)	(38)
Impairment of Intangible Assets (Excluding Goodwill)	(7)	0
Goodwill, Subsequent Recognition of Deferred Tax Asset	(238)	(236)
Gross balance	23,813	23,635
Accumulated amortization	(11,705)	(7,828)
Weighted average useful life (in years)	3.1	4.1
Customer Relationships Including Core Deposits [Member] | Other Companies [Member]
Intangible Assets [Line Items]
Acquisition during the period	178	163
Redecard S.A. [Member] | Brand [Member]
Intangible Assets [Line Items]
Acquisition during the period	0	355
Unibanco and Unibanco Holdings [Member] | Brand [Member]
Intangible Assets [Line Items]
Acquisition during the period	0	1,039
Brand [Member]
Intangible Assets [Line Items]
Intangible assets, net	1,394	0
Intangible assets, net	940	1,394
Amortization of intangible assets	(454)	0
Acquisition during the period	0	1,394
Effect of exchange rate on intangible assets of entities outside Brazil	0	0
Termination Of Contracts Of Intangible Assets	0	0
Impairment of Intangible Assets (Excluding Goodwill)	0	0
Goodwill, Subsequent Recognition of Deferred Tax Asset	0	0
Gross balance	1,394	1,394
Accumulated amortization	(454)	0
Weighted average useful life (in years)	0	0
Brand [Member] | Other Companies [Member]
Intangible Assets [Line Items]
Acquisition during the period	0	0
Redecard S.A. [Member] | Other Intangible Assets [Member]
Intangible Assets [Line Items]
Acquisition during the period	0	1
Unibanco and Unibanco Holdings [Member] | Other Intangible Assets [Member]
Intangible Assets [Line Items]
Acquisition during the period	0	113
Other Intangible Assets [Member]
Intangible Assets [Line Items]
Intangible assets, net	194	142
Intangible assets, net	128	194
Amortization of intangible assets	(50)	(47)
Acquisition during the period	0	114
Effect of exchange rate on intangible assets of entities outside Brazil	0	0
Termination Of Contracts Of Intangible Assets	0	0
Impairment of Intangible Assets (Excluding Goodwill)	0	(10)
Goodwill, Subsequent Recognition of Deferred Tax Asset	(16)	(15)
Gross balance	369	363
Accumulated amortization	(241)	(175)
Weighted average useful life (in years)	4.3	5.4
Other Intangible Assets [Member] | Other Companies [Member]
Intangible Assets [Line Items]
Acquisition during the period	0	0
Unibanco and Unibanco Holdings [Member]
Intangible Assets [Line Items]
Amortization of intangible assets	(13,517)
Redecard S.A. [Member]
Intangible Assets [Line Items]
Acquisition during the period		5,572
Other Companies [Member]
Intangible Assets [Line Items]
Acquisition during the period		833
Goodwill, Subsequent Recognition of Deferred Tax Asset	(15)

GOODWILL AND INTANGIBLE ASSETS (Details 2) (BRL) In Millions	12 Months Ended
Dec. 31, 2010
2011	4,140
2012	2,967
2013	2,659
2014	1,709
2015	1,430

GOODWILL AND INTANGIBLE ASSETS (Details 3) (BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009
Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization	13,843	(8,877)
Brand [Member]
Intangible Assets [Line Items]
Indefinite life Gross amount	485	485
Indefinite life Net amount	485	485
Definite life Gross amount	909
Finite-Lived Intangible Assets, Accumulated Amortization	(454)	0
Definite life Net amount	455

OTHER ASSETS (Details) (BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009
Redecard- receivables from issuers of credit cards	18,061	9,521
Deferred tax assets (Note 21)	25,758	26,162
Prepaid taxes	4,189	5,404
Receivables from reimbursement of contingent liabilities (Note 30b)	1,784	1,114
Service fees and commissions receivable	3,634	3,000
Securities trading and clearing accounts	2,073	746
Prepaid expenses	1,707	2,003
Prepaid pension plan assets (Note 25c)	1,481	2,743
Receivable from the government administered fund – Fundo para Compensação de Variações Salariais (FCVS)	577	533
Receivables related to acquisitions (Note 35)	211	192
Deferred policy acquisition costs	197	299
Foreclosed assets, net	69	218
Other	2,776	1,593
Other assets	56,186	45,570
Taxes Payable [Member]
Escrow deposits	3,708	4,127
Contingent Liabilities Classified As Possible [Member]
Escrow deposits	3,300	3,234
Contingent Liabilities Classified As Probable [Member]
Escrow deposits	4,076	3,219
Others Escrow Deposits [Member]
Escrow deposits	1,876	423
Cbd and Lasa [Member]
Escrow deposits	72	109

DEPOSITS (Details) (BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009
Non-interest bearing deposits	26,439	25,884
Demand deposits	25,533	24,887
Other deposits	906	997
Interest-bearing deposits	176,221	165,024
Savings deposits	57,899	48,222
Time deposits	116,398	114,810
Deposits from other banks	1,924	1,992
Deposits	202,660	190,908

SHORT-TERM BORROWINGS (Details) (BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009
Short-term Debt [Line Items]
Short-term borrowings	123,041	80,725
Trade Financing [Member]
Short-term Debt [Line Items]
Short-term borrowings	8,075	6,093
Local On Lending [Member]
Short-term Debt [Line Items]
Short-term borrowings	378	215
Euronotes [Member]
Short-term Debt [Line Items]
Short-term borrowings	1,306	414
Fixed Rate Notes [Member]
Short-term Debt [Line Items]
Short-term borrowings	92	408
Mortgage Notes [Member]
Short-term Debt [Line Items]
Short-term borrowings	10,595	7,854
Securities Sold under Agreements to Repurchase [Member]
Short-term Debt [Line Items]
Short-term borrowings	101,207	65,520
Other Short Term Debt [Member]
Short-term Debt [Line Items]
Short-term borrowings	1,388	221

SHORT-TERM BORROWINGS (Details 1)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Trade Financing [Member]
Short-term Debt [Line Items]
Interest rate applicable for Securities issued and sold to customers under repurchase agreements	0.10% to 10.00	1.00% to 13.28
Local On Lending [Member]
Short-term Debt [Line Items]
Interest rate applicable for Securities issued and sold to customers under repurchase agreements	1.50% to 10.00	1.50% to 11.50
Euronotes [Member]
Short-term Debt [Line Items]
Interest rate applicable for Securities issued and sold to customers under repurchase agreements	0.40% to 2.50	0.23% to 10.91
Fixed Rate Notes [Member]
Short-term Debt [Line Items]
Interest rate applicable for Securities issued and sold to customers under repurchase agreements	1.35% to 10.37	0.95% to 8.93
Mortgage Notes [Member]
Short-term Debt [Line Items]
Interest rate applicable for Securities issued and sold to customers under repurchase agreements	2.04% to 10.64	1.28% to 8.55

SHORT-TERM BORROWINGS (Details Textuals) (Securities Sold under Agreements to Repurchase [Member])	12 Months Ended
Dec. 31, 2010
Securities Sold under Agreements to Repurchase [Member]
Short-term Debt [Line Items]
Interest rate applicable for Securities issued and sold to customers under repurchase agreements	70% and 112.4

LONG TERM DEBT (Details) (BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009
Local onlending	31,238	21,867
Euronotes	2,721	1,534
Fixed rate notes	550	148
Mortgage notes	1,217	971
Trade financing borrowings	5,967	5,907
Debentures	1,384	2,764
Subordinated debt	34,407	22,725
Other long-term debt	7,284	3,060
Long-term debt	84,768	58,976

LONG TERM DEBT (Details 1) (BRL) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Debt Instrument [Line Items]
Euronotes	2,721	1,534
Euronotes One 2010 [Member]
Debt Instrument [Line Items]
Maturity date	Feb 9, 2010
Original term in years	2
Currency	US $
Coupon (%)	11.41%
Euronotes	0	3
Euronotes Two 2010 [Member]
Debt Instrument [Line Items]
Maturity date	Feb 10, 2010
Original term in years	1
Currency	US $
Coupon (%)	3.12%
Euronotes	0	2
Euronotes Three 2010 [Member]
Debt Instrument [Line Items]
Maturity date	Feb 22, 2010
Original term in years	1
Currency	US $
Coupon (%)	4.50%
Euronotes	0	2
Euronotes Four 2010 [Member]
Debt Instrument [Line Items]
Maturity date	Jun 21, 2010
Original term in years	2
Currency	US $
Coupon (%)	6.25%
Euronotes	0	3
Euronotes Five 2010 [Member]
Debt Instrument [Line Items]
Maturity date	Jun 21, 2010
Original term in years	2
Currency	US $
Coupon (%)	6.20%
Euronotes	0	6
Euronotes Six 2010 [Member]
Debt Instrument [Line Items]
Maturity date	Jun 22, 2010
Original term in years	5
Currency	€
Coupon (%)	3.50%
Euronotes	0	327
Euronotes Seven 2010 [Member]
Debt Instrument [Line Items]
Maturity date	Jul 20, 2010
Original term in years	2
Currency	US $
Coupon (%)	1.55%
Euronotes	0	2
Euronotes Eight 2010 [Member]
Debt Instrument [Line Items]
Maturity date	Aug 20, 2010
Original term in years	5
Currency	US $
Coupon (%)	3.64%
Euronotes	0	4
Euronotes Nine 2010 [Member]
Debt Instrument [Line Items]
Maturity date	Oct 20, 2010
Original term in years	5
Currency	US $
Coupon (%)	7.08%
Euronotes	0	3
Euronotes Ten 2010 [Member]
Debt Instrument [Line Items]
Maturity date	Oct 20, 2010
Original term in years	5
Currency	US $
Coupon (%)	7.29%
Euronotes	0	4
Euronotes Eleven 2010 [Member]
Debt Instrument [Line Items]
Maturity date	Oct 20, 2010
Original term in years	5
Currency	US $
Coupon (%)	8.00%
Euronotes	0	2
Euronotes Twelve 2010 [Member]
Debt Instrument [Line Items]
Maturity date	Oct 20, 2010
Original term in years	5
Currency	US $
Coupon (%)	6.98%
Euronotes	0	9
Euronotes Thirteen 2010 [Member]
Debt Instrument [Line Items]
Maturity date	Oct 20, 2010
Original term in years	5
Currency	US $
Coupon (%)	7.03%
Euronotes	0	15
Euronotes One 2011 [Member]
Debt Instrument [Line Items]
Maturity date	Jan 3, 2011
Original term in years	4
Currency	US $
Coupon (%)	10.64%
Euronotes	1	0
Euronotes Two 2011 [Member]
Debt Instrument [Line Items]
Maturity date	Jan 20, 2011
Original term in years	3
Currency	US $
Coupon (%)	1.93%
Euronotes	17	18
Euronotes Three 2011 [Member]
Debt Instrument [Line Items]
Maturity date	Feb 22, 2011
Original term in years	5
Currency	US $
Coupon (%)	2.57%
Euronotes	4	4
Euronotes Four 2011 [Member]
Debt Instrument [Line Items]
Maturity date	Feb 22, 2011
Original term in years	5
Currency	US $
Coupon (%)	2.72%
Euronotes	8	8
Euronotes Five 2011 [Member]
Debt Instrument [Line Items]
Maturity date	Feb 22, 2011
Original term in years	5
Currency	US $
Coupon (%)	2.82%
Euronotes	25	26
Euronotes Six 2011 [Member]
Debt Instrument [Line Items]
Maturity date	Mar 4, 2011
Original term in years	3
Currency	US $
Coupon (%)	3.45%
Euronotes	4	5
Euronotes Seven 2011 [Member]
Debt Instrument [Line Items]
Maturity date	Apr 20, 2011
Original term in years	5
Currency	US $
Coupon (%)	2.25%
Euronotes	3	3
Euronotes Eight 2011 [Member]
Debt Instrument [Line Items]
Maturity date	May 17, 2011
Original term in years	2
Currency	US $
Coupon (%)	2.49%
Euronotes	1	1
Euronotes Nine 2011 [Member]
Debt Instrument [Line Items]
Maturity date	May 19, 2011
Original term in years	2
Currency	US $
Coupon (%)	9.73%
Euronotes	2	2
Euronotes Ten 2011 [Member]
Debt Instrument [Line Items]
Maturity date	May 27, 2011
Original term in years	1
Currency	US $
Coupon (%)	1.70%
Euronotes	2	2
Euronotes Eleven 2011 [Member]
Debt Instrument [Line Items]
Maturity date	Jul 27, 2011
Original term in years	5
Currency	€
Coupon (%)	1.35%
Euronotes	447	538
Euronotes Twelve 2011 [Member]
Debt Instrument [Line Items]
Maturity date	Aug 22, 2011
Original term in years	1
Currency	US $
Coupon (%)	1.33%
Euronotes	1	0
Euronotes Thirteen 2011 [Member]
Debt Instrument [Line Items]
Maturity date	Dec 20, 2011
Original term in years	2
Currency	US $
Coupon (%)	2.10%
Euronotes	2	0
Euronotes Fourteen 2011 [Member]
Debt Instrument [Line Items]
Maturity date	Dec 27, 2011
Original term in years	5
Currency	US $
Coupon (%)	3.17%
Euronotes	14	14
Euronotes One 2012 [Member]
Debt Instrument [Line Items]
Maturity date	Feb 17, 2012
Original term in years	7
Currency	€
Coupon (%)	1.44%
Euronotes	0	20
Euronotes Two 2012 [Member]
Debt Instrument [Line Items]
Maturity date	May 21, 2012
Original term in years	5
Currency	US $
Coupon (%)	6.00%
Euronotes	8	9
Euronotes Three 2012 [Member]
Debt Instrument [Line Items]
Maturity date	May 30, 2012
Original term in years	5
Currency	R $
Coupon (%)	9.21%
Euronotes	404	404
Euronotes Four 2012 [Member]
Debt Instrument [Line Items]
Maturity date	Jul 2, 2012
Original term in years	2
Currency	US $
Coupon (%)	2.85%
Euronotes	8	0
Euronotes Five 2012 [Member]
Debt Instrument [Line Items]
Maturity date	Jul 6, 2012
Original term in years	3
Currency	US $
Coupon (%)	3.15%
Euronotes	2	2
Euronotes Six 2012 [Member]
Debt Instrument [Line Items]
Maturity date	Jul 9, 2012
Original term in years	3
Currency	US $
Coupon (%)	3.30%
Euronotes	12	12
Euronotes One 2013 [Member]
Debt Instrument [Line Items]
Maturity date	Feb 20, 2013
Original term in years	5
Currency	US $
Coupon (%)	5.14%
Euronotes	42	44
Euronotes Two 2013 [Member]
Debt Instrument [Line Items]
Maturity date	Apr 22, 2013
Original term in years	5
Currency	€
Coupon (%)	7.38%
Euronotes	2	2
Euronotes Three 2013 [Member]
Debt Instrument [Line Items]
Maturity date	May 20, 2013
Original term in years	4
Currency	US $
Coupon (%)	5.75%
Euronotes	8	8
Euronotes Four 2013 [Member]
Debt Instrument [Line Items]
Maturity date	Jun 20, 2013
Original term in years	3
Currency	US $
Coupon (%)	3.00%
Euronotes	9	0
Euronotes Five 2013 [Member]
Debt Instrument [Line Items]
Maturity date	Jun 20, 2013
Original term in years	3
Currency	US $
Coupon (%)	2.70%
Euronotes	4	0
Euronotes Six 2013 [Member]
Debt Instrument [Line Items]
Maturity date	Jul 1, 2013
Original term in years	3
Currency	US $
Coupon (%)	3.10%
Euronotes	18	0
Euronotes Seven 2013 [Member]
Debt Instrument [Line Items]
Maturity date	Jul 1, 2013
Original term in years	3
Currency	US $
Coupon (%)	3.55%
Euronotes	76	0
Euronotes Eight 2013 [Member]
Debt Instrument [Line Items]
Maturity date	Oct 31, 2013
Original term in years	3
Currency	US $
Coupon (%)	1.50%
Euronotes	200	0
Euronotes One 2014 [Member]
Debt Instrument [Line Items]
Maturity date	May 2, 2014
Original term in years	5
Currency	US $
Coupon (%)	5.00%
Euronotes	12	13
Euronotes Two 2014 [Member]
Debt Instrument [Line Items]
Maturity date	Jun 20, 2014
Original term in years	5
Currency	US $
Coupon (%)	4.10%
Euronotes	9	10
Euronotes Three 2014 [Member]
Debt Instrument [Line Items]
Maturity date	Oct 30, 2014
Original term in years	4
Currency	US $
Coupon (%)	1.70%
Euronotes	267	0
Euronotes One 2015 [Member]
Debt Instrument [Line Items]
Maturity date	Jan 20, 2015
Original term in years	4
Currency	US $
Coupon (%)	1.80%
Euronotes	13	0
Euronotes Two 2015 [Member]
Debt Instrument [Line Items]
Maturity date	Jan 20, 2015
Original term in years	4
Currency	US $
Coupon (%)	1.36%
Euronotes	13	0
Euronotes Three 2015 [Member]
Debt Instrument [Line Items]
Maturity date	Mar 20, 2015
Original term in years	5
Currency	US $
Coupon (%)	4.00%
Euronotes	2	0
Euronotes Four 2015 [Member]
Debt Instrument [Line Items]
Maturity date	Mar 20, 2015
Original term in years	5
Currency	US $
Coupon (%)	4.12%
Euronotes	2	0
Euronotes Five 2015 [Member]
Debt Instrument [Line Items]
Maturity date	Aug 10, 2015
Original term in years	5
Currency	US $
Coupon (%)	1.23%
Euronotes	5	0
Euronotes Six 2015 [Member]
Debt Instrument [Line Items]
Maturity date	Sep 1, 2015
Original term in years	10
Currency	CLP
Coupon (%)	3.00%
Euronotes	75	0
Euronotes Seven 2015 [Member]
Debt Instrument [Line Items]
Maturity date	Nov 2, 2015
Original term in years	5
Currency	US $
Coupon (%)	1.70%
Euronotes	284	0
Euronotes One 2017 [Member]
Debt Instrument [Line Items]
Maturity date	Jul 1, 2017
Original term in years	10
Currency	CLP
Coupon (%)	3.75%
Euronotes	194	0
Euronotes Two 2017 [Member]
Debt Instrument [Line Items]
Maturity date	Oct 1, 2017
Original term in years	10
Currency	CLP
Coupon (%)	3.50%
Euronotes	193	0
Euronotes 2018 [Member]
Debt Instrument [Line Items]
Maturity date	May 29, 2018
Original term in years	9
Currency	US $
Coupon (%)	8.00%
Euronotes	4	7
Euronotes One 2032 [Member]
Debt Instrument [Line Items]
Maturity date	Nov 1, 2032
Original term in years	11
Currency	CLP
Coupon (%)	5.00%
Euronotes	123	0
Euronotes Two 2032 [Member]
Debt Instrument [Line Items]
Maturity date	May 1, 2032
Original term in years	10
Currency	CLP
Coupon (%)	4.00%
Euronotes	78	0
Euronotes Three 2032 [Member]
Debt Instrument [Line Items]
Maturity date	Jul 1, 2032
Original term in years	10
Currency	CLP
Coupon (%)	4.00%
Euronotes	123	0

LONG TERM DEBT (Details 2) (BRL) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Debt Instrument [Line Items]
Fixed rate notes	550	148
Fixed Rate Notes One 2011 [Member]
Debt Instrument [Line Items]
Maturity date	May 31, 2011
Original term in years	2
Currency	USD
Coupon (%)	3.00%
Fixed rate notes	5	0
Fixed Rate Notes Two 2011 [Member]
Debt Instrument [Line Items]
Maturity date	Jun 8, 2011
Original term in years	2
Currency	USD
Coupon (%)	3.00%
Fixed rate notes	1	0
Fixed Rate Notes Three 2011 [Member]
Debt Instrument [Line Items]
Maturity date	Jun 8, 2011
Original term in years	2
Currency	USD
Coupon (%)	2.80%
Fixed rate notes	1	0
Fixed Rate Notes One 2012 [Member]
Debt Instrument [Line Items]
Maturity date	Mar 21, 2012
Original term in years	8
Currency	US $
Coupon (%)	3.10%
Fixed rate notes	64	73
Fixed Rate Notes Two 2012 [Member]
Debt Instrument [Line Items]
Maturity date	Mar 21, 2012
Original term in years	8
Currency	US $
Coupon (%)	3.50%
Fixed rate notes	7	7
Fixed Rate Notes Three 2012 [Member]
Debt Instrument [Line Items]
Maturity date	Apr 30, 2012
Original term in years	8
Currency	US $
Coupon (%)	3.20%
Fixed rate notes	21	22
Fixed Rate Notes Four 2012 [Member]
Debt Instrument [Line Items]
Maturity date	Apr 30, 2012
Original term in years	5
Currency	US $
Coupon (%)	3.40%
Fixed rate notes	12	12
Fixed Rate Notes Five 2012 [Member]
Debt Instrument [Line Items]
Maturity date	May 16, 2012
Original term in years	8
Currency	US $
Coupon (%)	3.70%
Fixed rate notes	8	9
Fixed Rate Notes Six 2012 [Member]
Debt Instrument [Line Items]
Maturity date	Jul 10, 2012
Original term in years	8
Currency	US $
Coupon (%)	3.80%
Fixed rate notes	24	25
Fixed Rate Notes Seven 2012 [Member]
Debt Instrument [Line Items]
Maturity date	Aug 10, 2012
Original term in years	2
Currency	US $
Coupon (%)	1.54%
Fixed rate notes	34	0
Fixed Rate Notes Eight 2012 [Member]
Debt Instrument [Line Items]
Maturity date	Dec 14, 2012
Original term in years	3
Currency	USD
Coupon (%)	2.93%
Fixed rate notes	1	0
Fixed Rate Notes One 2013 [Member]
Debt Instrument [Line Items]
Maturity date	Jan 22, 2013
Original term in years	3
Currency	USD
Coupon (%)	2.89%
Fixed rate notes	1	0
Fixed Rate Notes Two 2013 [Member]
Debt Instrument [Line Items]
Maturity date	Feb 15, 2013
Original term in years	5
Currency	US $
Coupon (%)	1.39%
Fixed rate notes	17	0
Fixed Rate Notes Three 2013 [Member]
Debt Instrument [Line Items]
Maturity date	Feb 19, 2013
Original term in years	5
Currency	US $
Coupon (%)	1.19%
Fixed rate notes	8	0
Fixed Rate Notes Four 2013 [Member]
Debt Instrument [Line Items]
Maturity date	Feb 21, 2013
Original term in years	3
Currency	€
Coupon (%)	2.86%
Fixed rate notes	22	0
Fixed Rate Notes Five 2013 [Member]
Debt Instrument [Line Items]
Maturity date	Feb 21, 2013
Original term in years	3
Currency	€
Coupon (%)	4.20%
Fixed rate notes	223	0
Fixed Rate Notes Six 2013 [Member]
Debt Instrument [Line Items]
Maturity date	Feb 22, 2013
Original term in years	5
Currency	US $
Coupon (%)	1.18%
Fixed rate notes	17	0
Fixed Rate Notes Seven 2013 [Member]
Debt Instrument [Line Items]
Maturity date	Sep 23, 2013
Original term in years	4
Currency	USD
Coupon (%)	3.19%
Fixed rate notes	2	0
Fixed Rate Notes Eight 2013 [Member]
Debt Instrument [Line Items]
Maturity date	Nov 1, 2013
Original term in years	4
Currency	USD
Coupon (%)	2.65%
Fixed rate notes	2	0
Fixed Rate Notes Nine 2013 [Member]
Debt Instrument [Line Items]
Maturity date	Dec 2, 2013
Original term in years	4
Currency	USD
Coupon (%)	2.97%
Fixed rate notes	1	0
Fixed Rate Notes Ten 2013 [Member]
Debt Instrument [Line Items]
Maturity date	Dec 30, 2013
Original term in years	4
Currency	USD
Coupon (%)	3.70%
Fixed rate notes	1	0
Fixed Rate Notes One 2014 [Member]
Debt Instrument [Line Items]
Maturity date	Feb 18, 2014
Original term in years	4
Currency	US $
Coupon (%)	3.50%
Fixed rate notes	1	0
Fixed Rate Notes Two 2014 [Member]
Debt Instrument [Line Items]
Maturity date	Dec 15, 2014
Original term in years	5
Currency	USD
Coupon (%)	4.48%
Fixed rate notes	7	0
Fixed Rate Notes 2015 [Member]
Debt Instrument [Line Items]
Maturity date	May 6, 2015
Original term in years	5
Currency	US $
Coupon (%)	3.70%
Fixed rate notes	1	0
Fixed Rate Notes 2017 [Member]
Debt Instrument [Line Items]
Maturity date	Apr 15, 2017
Original term in years	9
Currency	US $
Coupon (%)	2.02%
Fixed rate notes	69	0

LONG TERM DEBT (Details 3) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Debt Instrument [Line Items]
Trade financing borrowings	5,967	5,907
Trade Financing Borrowings One 2010 [Member]
Debt Instrument [Line Items]
Maturity	2010
Currency	€
Trade financing borrowings	0	24
Trade Financing Borrowings Two 2010 [Member]
Debt Instrument [Line Items]
Maturity	2010
Currency	CHF
Trade financing borrowings	0	5
Trade Financing Borrowings Three 2010 [Member]
Debt Instrument [Line Items]
Maturity	2010
Currency	CLP
Trade financing borrowings	0	0
Trade Financing Borrowings Four 2010 [Member]
Debt Instrument [Line Items]
Maturity	2010
Currency	US $
Trade financing borrowings	0	1,975
Trade Financing Borrowings Five 2010 [Member]
Debt Instrument [Line Items]
Maturity	2010
Currency	¥
Trade financing borrowings	0	50
Trade Financing Borrowings Six 2010 [Member]
Debt Instrument [Line Items]
Maturity	2010
Currency	R $
Trade financing borrowings	0	3
Trade Financing Borrowings One 2011 [Member]
Debt Instrument [Line Items]
Maturity	2011
Currency	€
Trade financing borrowings	88	146
Trade Financing Borrowings Two 2011 [Member]
Debt Instrument [Line Items]
Maturity	2011
Currency	CHF
Trade financing borrowings	0	2
Trade Financing Borrowings Three 2011 [Member]
Debt Instrument [Line Items]
Maturity	2011
Currency	CLP
Trade financing borrowings	8	0
Trade Financing Borrowings Four 2011 [Member]
Debt Instrument [Line Items]
Maturity	2011
Currency	US $
Trade financing borrowings	2,018	2,077
Trade Financing Borrowings One 2012 [Member]
Debt Instrument [Line Items]
Maturity	2012
Currency
Trade financing borrowings	521	586
Trade Financing Borrowings Two 2012 [Member]
Debt Instrument [Line Items]
Maturity	2012
Currency	CHF
Trade financing borrowings	1	2
Trade Financing Borrowings Three 2012 [Member]
Debt Instrument [Line Items]
Maturity	2012
Currency	CLP
Trade financing borrowings	0	1
Trade Financing Borrowings Four 2012 [Member]
Debt Instrument [Line Items]
Maturity	2012
Currency	US $
Trade financing borrowings	1,315	616
Trade Financing Borrowings One 2013 [Member]
Debt Instrument [Line Items]
Maturity	2013
Currency	€
Trade financing borrowings	62	68
Trade Financing Borrowings Two 2013 [Member]
Debt Instrument [Line Items]
Maturity	2013
Currency	CHF
Trade financing borrowings	0	2
Trade Financing Borrowings Three 2013 [Member]
Debt Instrument [Line Items]
Maturity	2013
Currency	US $
Trade financing borrowings	924	257
Trade Financing Borrowings One 2014 [Member]
Debt Instrument [Line Items]
Maturity	2014
Currency	CHF
Trade financing borrowings	0	2
Trade Financing Borrowings Two 2014 [Member]
Debt Instrument [Line Items]
Maturity	2014
Currency	CLP
Trade financing borrowings	1	1
Trade Financing Borrowings Three 2014 [Member]
Debt Instrument [Line Items]
Maturity	2014
Currency	US $
Trade financing borrowings	224	54
Trade Financing Borrowings One 2015 [Member]
Debt Instrument [Line Items]
Maturity	2015
Currency	CLP
Trade financing borrowings	1	0
Trade Financing Borrowings Two 2015 [Member]
Debt Instrument [Line Items]
Maturity	2015
Currency	R $
Trade financing borrowings	2	0
Trade Financing Borrowings Three 2015 [Member]
Debt Instrument [Line Items]
Maturity	2015
Currency	US $
Trade financing borrowings	627	0
After 2015 Trade Financing Borrowings 1 [Member]
Debt Instrument [Line Items]
Maturity	After 2015
Currency	ARS
Trade financing borrowings	1	0
After 2015 Trade Financing Borrowings 2 [Member]
Debt Instrument [Line Items]
Maturity	After 2015
Currency	€
Trade financing borrowings	3	1
After 2015 Trade Financing Borrowings 3 [Member]
Debt Instrument [Line Items]
Maturity	After 2015
Currency	CHF
Trade financing borrowings	18	9
After 2015 Trade Financing Borrowings 4 [Member]
Debt Instrument [Line Items]
Maturity	After 2015
Currency	CLP
Trade financing borrowings	2	2
After 2015 Trade Financing Borrowings 5 [Member]
Debt Instrument [Line Items]
Maturity	After 2015
Currency	US $
Trade financing borrowings	127	24
After 2015 Trade Financing Borrowings 6 [Member]
Debt Instrument [Line Items]
Maturity	After 2015
Currency	R $
Trade financing borrowings	24	0

LONG TERM DEBT (Details 4)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
U.S Dollars [Member]
Foreign Curreny [Line Items]
Currency	0.54% to 12.75	0.45% to 11.75
Japan Yen [Member]
Foreign Curreny [Line Items]
Currency	0	0.75% to 3.15
Euro [Member]
Foreign Curreny [Line Items]
Currency	1.23% to 5.86	1.12% to 7.38
Brazil Reais [Member]
Foreign Curreny [Line Items]
Currency	9.75% to 12.50	1.12% to 7.00
Chilean Peso [Member]
Foreign Curreny [Line Items]
Currency	1.87% to 6.50	2.20% to 6.30
Swiss Franc [Member]
Foreign Curreny [Line Items]
Currency	0.64% to 5.75	0.80% to 5.75

LONG TERM DEBT (Details 5) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Debt Instrument [Line Items]
Carrying amount (excluding debentures in treasury)	1,384	2,764
Debentures 2010 [Member]
Debt Instrument [Line Items]
Original term in years	3
Currency	R $
Carrying amount (excluding debentures in treasury)	0	1,035
Coupon (%)	0	CDI + 0.29
Maturity date	Jan.10,2010
Debentures 2012 [Member]
Debt Instrument [Line Items]
Original term in years	5
Currency	R $
Carrying amount (excluding debentures in treasury)	1,037	1,033
Coupon (%)	CDI + 0.35	CDI + 0.35
Maturity date	Jan.10,2012
Debenture Others Period [Member]
Debt Instrument [Line Items]
Currency	R $
Carrying amount (excluding debentures in treasury)	347	696
Coupon (%)	0	0
Maturity date	Other

LONG TERM DEBT (Details 6) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Debt Instrument [Line Items]
Carrying value	34,407	22,725
Notes One 2011 [Member]
Debt Instrument [Line Items]
Maturity date	Aug 15, 2011
Currency	US $
Coupon (%)	10.00	10.00
Carrying value	290	303
Notes Two 2011 [Member]
Debt Instrument [Line Items]
Maturity date	Aug 15, 2011
Currency	¥
Coupon (%)	4.25	4.25
Carrying value	625	572
Notes 2020 [Member]
Debt Instrument [Line Items]
Maturity date	Apr 15, 2020
Currency	US $
Coupon (%)	6.20	-
Carrying value	1,662	0
Notes 2021 [Member]
Debt Instrument [Line Items]
Maturity date	Jan 22, 2021
Currency	US $
Coupon (%)	5.75	-
Carrying value	1,691	0
Notes 2049 [Member]
Debt Instrument [Line Items]
Maturity date	Jul 29, 2049
Currency	US $
Coupon (%)	8.70	8.70
Carrying value	833	867
Bonds One 2033 [Member]
Debt Instrument [Line Items]
Maturity date	Apr 1, 2033
Currency	CLP
Coupon (%)	3.50	3.50
Carrying value	79	67
Bonds Two 2033 [Member]
Debt Instrument [Line Items]
Maturity date	Oct 1, 2033
Currency	CLP
Coupon (%)	4.50	4.50
Carrying value	66	69
Bonds 2015 [Member]
Debt Instrument [Line Items]
Maturity date	Dec 22, 2015
Currency	€
Coupon (%)	1.98	-
Carrying value	154	0
Bank Deposit Certificate One 2012 [Member]
Debt Instrument [Line Items]
Maturity date	Apr 2, 2012
Currency	R $
Coupon (%)	CDI + 3.50	CDI + 3.50
Carrying value	7,465	6,781
Bank Deposit Certificate Two 2012 [Member]
Debt Instrument [Line Items]
Maturity date	May 15, 2012
Currency	R $
Coupon (%)	CDI + 4.00	CDI + 4.00
Carrying value	294	267
Bank Deposit Certificate Three 2012 [Member]
Debt Instrument [Line Items]
Maturity date	May 17, 2012
Currency	R $
Coupon (%)	CDI + 3.80	CDI + 3.80
Carrying value	892	809
Bank Deposit Certificate Four 2012 [Member]
Debt Instrument [Line Items]
Maturity date	May 21, 2012
Currency	R $
Coupon (%)	CDI + 3.90	CDI + 3.90
Carrying value	881	800
Bank Deposit Certificate Five 2012 [Member]
Debt Instrument [Line Items]
Maturity date	Jul 11, 2012
Currency	R $
Coupon (%)	CDI + 0.38	CDI + 0.38
Carrying value	609	553
Bank Deposit Certificate Six 2012 [Member]
Debt Instrument [Line Items]
Maturity date	Aug 3, 2012
Currency	R $
Coupon (%)	CDI + 0.38	CDI + 0.38
Carrying value	286	260
Bank Deposit Certificate Seven 2012 [Member]
Debt Instrument [Line Items]
Maturity date	Oct 4, 2012
Currency	R $
Coupon (%)	CDI + 7.35	CDI + 7.35
Carrying value	202	171
Bank Deposit Certificate Eight 2012 [Member]
Debt Instrument [Line Items]
Maturity date	Oct 8, 2012
Currency	R $
Coupon (%)	CDI + 3.80	CDI + 3.80
Carrying value	131	119
Bank Deposit Certificate Nine 2012 [Member]
Debt Instrument [Line Items]
Maturity date	Oct 8, 2012
Currency	R $
Coupon (%)	IGPM + 7.31	IGPM + 7.31
Carrying value	249	211
Bank Deposit Certificate Ten 2012 [Member]
Debt Instrument [Line Items]
Maturity date	Oct 11, 2012
Currency	R $
Coupon (%)	CDI + 0.45	CDI + 0.45
Carrying value	632	574
Bank Deposit Certificate Eleven 2012 [Member]
Debt Instrument [Line Items]
Maturity date	Nov 1, 2012
Currency	R $
Coupon (%)	CDI + 0.35	CDI + 0.35
Carrying value	418	379
Bank Deposit Certificate Twelve 2012 [Member]
Debt Instrument [Line Items]
Maturity date	Dec 17, 2012
Currency	R $
Coupon (%)	CDI + 2.50	CDI + 2.50
Carrying value	615	559
Bank Deposit Certificate Thirteen 2012 [Member]
Debt Instrument [Line Items]
Maturity date	Dec 27, 2012
Currency	R $
Coupon (%)	CDI + 2.50	CDI + 2.50
Carrying value	61	56
Bank Deposit Certificate One 2013 [Member]
Debt Instrument [Line Items]
Maturity date	Jan 24, 2013
Currency	R $
Coupon (%)	CDI + 0.60	CDI + 0.60
Carrying value	342	310
Bank Deposit Certificate Two 2013 [Member]
Debt Instrument [Line Items]
Maturity date	Jan 30, 2013
Currency	R $
Coupon (%)	CDI + 0.60	CDI + 0.60
Carrying value	342	309
Bank Deposit Certificate Three 2013 [Member]
Debt Instrument [Line Items]
Maturity date	Feb 1, 2013
Currency	R $
Coupon (%)	CDI + 0.50	CDI + 0.50
Carrying value	2,487	2,255
Bank Deposit Certificate Four 2013 [Member]
Debt Instrument [Line Items]
Maturity date	Feb 1, 2013
Currency	R $
Coupon (%)	CDI + 0.60	CDI + 0.60
Carrying value	205	186
Bank Deposit Certificate Five 2013 [Member]
Debt Instrument [Line Items]
Maturity date	Feb 7, 2013
Currency	R $
Coupon (%)	CDI + 0.50	CDI + 0.50
Carrying value	323	293
Bank Deposit Certificate Six 2013 [Member]
Debt Instrument [Line Items]
Maturity date	Feb 8, 2013
Currency	R $
Coupon (%)	CDI + 0.50	CDI + 0.50
Carrying value	15	14
Bank Deposit Certificate Seven 2013 [Member]
Debt Instrument [Line Items]
Maturity date	Feb 8, 2013
Currency	R $
Coupon (%)	CDI + 0.60	CDI + 0.60
Carrying value	15	14
Bank Deposit Certificate Eight 2013 [Member]
Debt Instrument [Line Items]
Maturity date	Feb 13, 2013
Currency	R $
Coupon (%)	CDI + 0.60	CDI + 0.60
Carrying value	136	123
Bank Deposit Certificate Nine 2013 [Member]
Debt Instrument [Line Items]
Maturity date	Feb 18, 2013
Currency	R $
Coupon (%)	CDI + 0.60	CDI + 0.60
Carrying value	11	10
Bank Deposit Certificate Ten 2013 [Member]
Debt Instrument [Line Items]
Maturity date	Feb 21, 2013
Currency	R $
Coupon (%)	CDI + 0.60	CDI + 0.60
Carrying value	14	12
Bank Deposit Certificate Eleven 2013 [Member]
Debt Instrument [Line Items]
Maturity date	Feb 22, 2013
Currency	R $
Coupon (%)	CDI + 0.60	CDI + 0.60
Carrying value	37	34
Bank Deposit Certificate Twelve 2013 [Member]
Debt Instrument [Line Items]
Maturity date	Feb 25, 2013
Currency	R $
Coupon (%)	CDI + 0.50	CDI + 0.50
Carrying value	83	76
Bank Deposit Certificate Thirteen 2013 [Member]
Debt Instrument [Line Items]
Maturity date	Mar 4, 2013
Currency	R $
Coupon (%)	CDI + 0.60	CDI + 0.60
Carrying value	7	6
Bank Deposit Certificate Fourteen 2013 [Member]
Debt Instrument [Line Items]
Maturity date	Mar 11, 2013
Currency	R $
Coupon (%)	CDI + 0.60	CDI + 0.60
Carrying value	7	6
Bank Deposit Certificate Fifteen 2013 [Member]
Debt Instrument [Line Items]
Maturity date	Apr 5, 2013
Currency	R $
Coupon (%)	CDI + 6.00	CDI + 6.00
Carrying value	13	12
Bank Deposit Certificate Sixteen 2013 [Member]
Debt Instrument [Line Items]
Maturity date	Apr 15, 2013
Currency	R $
Coupon (%)	CDI + 6.00	CDI + 6.00
Carrying value	12	11
Bank Deposit Certificate Seventeen 2013 [Member]
Debt Instrument [Line Items]
Maturity date	Apr 29, 2013
Currency	R $
Coupon (%)	-	CDI + 7.00
Carrying value	0	3
Bank Deposit Certificate Eighteen 2013 [Member]
Debt Instrument [Line Items]
Maturity date	May 6, 2013
Currency	R $
Coupon (%)	-	CDI + 7.00
Carrying value	0	8
Bank Deposit Certificate Nineteen 2013 [Member]
Debt Instrument [Line Items]
Maturity date	May 9, 2013
Currency	R $
Coupon (%)	CDI + 6.00	CDI + 6.00
Carrying value	13	12
Bank Deposit Certificate Twenty 2013 [Member]
Debt Instrument [Line Items]
Maturity date	Jun 24, 2013
Currency	R $
Coupon (%)	CDI + 7.00	CDI + 7.00
Carrying value	26	12
Bank Deposit Certificate Twenty One 2013 [Member]
Debt Instrument [Line Items]
Maturity date	Nov 27, 2013
Currency	R $
Coupon (%)	CDI + 2.00	CDI + 2.00
Carrying value	100	91
Bank Deposit Certificate One 2014 [Member]
Debt Instrument [Line Items]
Maturity date	May 22, 2014
Currency	R $
Coupon (%)	CDI + 0.35	CDI + 0.35
Carrying value	2,655	2,516
Bank Deposit Certificate Two 2014 [Member]
Debt Instrument [Line Items]
Maturity date	Aug 4, 2014
Currency	R $
Coupon (%)	CDI + 0.46	CDI + 0.46
Carrying value	72	65
Bank Deposit Certificate Three 2014 [Member]
Debt Instrument [Line Items]
Maturity date	Oct 8, 2014
Currency	R $
Coupon (%)	IGPM + 7.35	IGPM + 7.35
Carrying value	52	44
Bank Deposit Certificate Four 2014 [Member]
Debt Instrument [Line Items]
Maturity date	Oct 14, 2014
Currency	R $
Coupon (%)	CDI + 12.00	CDI + 12.00
Carrying value	1,256	1,131
Bank Deposit Certificate Five 2014 [Member]
Debt Instrument [Line Items]
Maturity date	Dec 4, 2014
Currency	R $
Coupon (%)	CDI + 0.60	CDI + 0.60
Carrying value	14	13
Bank Deposit Certificate 2015 [Member]
Debt Instrument [Line Items]
Maturity date	Sep 21, 2015
Currency	R $
Coupon (%)	CDI + 19.80	CDI + 19.80
Carrying value	523	468
Bank Deposit Certificate One 2016 [Member]
Debt Instrument [Line Items]
Maturity date	Jan 13, 2016
Currency	R $
Coupon (%)	CDI + 14.00	-
Carrying value	554	0
Bank Deposit Certificate Two 2016 [Member]
Debt Instrument [Line Items]
Maturity date	Jan 18, 2016
Currency	R $
Coupon (%)	CDI + 13.00	-
Carrying value	1,821	0
Bank Deposit Certificate Three 2016 [Member]
Debt Instrument [Line Items]
Maturity date	Jan 26, 2016
Currency	R $
Coupon (%)	CDI + 13.00	-
Carrying value	248	0
Bank Deposit Certificate Four 2016 [Member]
Debt Instrument [Line Items]
Maturity date	Feb 1, 2016
Currency	R $
Coupon (%)	CDI + 13.00	-
Carrying value	110	0
Bank Deposit Certificate Five 2016 [Member]
Debt Instrument [Line Items]
Maturity date	Feb 2, 2016
Currency	R $
Coupon (%)	CDI + 13.00	-
Carrying value	117	0
Bank Deposit Certificate Six 2016 [Member]
Debt Instrument [Line Items]
Maturity date	Feb 4, 2016
Currency	R $
Coupon (%)	CDI + 10.00	-
Carrying value	4	0
Bank Deposit Certificate Seven 2016 [Member]
Debt Instrument [Line Items]
Maturity date	Feb 4, 2016
Currency	R $
Coupon (%)	CDI + 11.00	-
Carrying value	9	0
Bank Deposit Certificate Eight 2016 [Member]
Debt Instrument [Line Items]
Maturity date	Feb 5, 2016
Currency	R $
Coupon (%)	CDI + 13.00	-
Carrying value	39	0
Bank Deposit Certificate Nine 2016 [Member]
Debt Instrument [Line Items]
Maturity date	Feb 10, 2016
Currency	R $
Coupon (%)	CDI + 10.00	-
Carrying value	60	0
Bank Deposit Certificate Ten 2016 [Member]
Debt Instrument [Line Items]
Maturity date	Feb 10, 2016
Currency	R $
Coupon (%)	CDI + 13.00	-
Carrying value	66	0
Bank Deposit Certificate Eleven 2016 [Member]
Debt Instrument [Line Items]
Maturity date	Feb 11, 2016
Currency	R $
Coupon (%)	CDI + 10.00	-
Carrying value	1	0
Bank Deposit Certificate Twelve 2016 [Member]
Debt Instrument [Line Items]
Maturity date	Feb 12, 2016
Currency	R $
Coupon (%)	CDI + 10.00	-
Carrying value	17	0
Bank Deposit Certificate Thirteen 2016 [Member]
Debt Instrument [Line Items]
Maturity date	Feb 17, 2016
Currency	R $
Coupon (%)	CDI + 10.00	-
Carrying value	1	0
Bank Deposit Certificate Fourteen 2016 [Member]
Debt Instrument [Line Items]
Maturity date	Feb 18, 2016
Currency	R $
Coupon (%)	CDI + 10.00	-
Carrying value	3	0
Bank Deposit Certificate Fifteen 2016 [Member]
Debt Instrument [Line Items]
Maturity date	Feb 23, 2016
Currency	R $
Coupon (%)	CDI + 10.00	-
Carrying value	1	0
Bank Deposit Certificate Sixteen 2016 [Member]
Debt Instrument [Line Items]
Maturity date	Feb 23, 2016
Currency	R $
Coupon (%)	CDI + 13.00	-
Carrying value	1	0
Bank Deposit Certificate Seventeen 2016 [Member]
Debt Instrument [Line Items]
Maturity date	Feb 26, 2016
Currency	R $
Coupon (%)	CDI + 10.00	-
Carrying value	4	0
Bank Deposit Certificate Eighteen 2016 [Member]
Debt Instrument [Line Items]
Maturity date	Mar 3, 2016
Currency	R $
Coupon (%)	CDI + 10.00	-
Carrying value	6	0
Bank Deposit Certificate Nineteen 2016 [Member]
Debt Instrument [Line Items]
Maturity date	Mar 8, 2016
Currency	R $
Coupon (%)	IPCA + 7.33	-
Carrying value	135	0
Bank Deposit Certificate Twenty 2016 [Member]
Debt Instrument [Line Items]
Maturity date	Dec 27, 2016
Currency	R $
Coupon (%)	CDI + 0.47	CDI + 0.47
Carrying value	773	701
Bank Deposit Certificate 2017 [Member]
Debt Instrument [Line Items]
Maturity date	Mar 8, 2017
Currency	R $
Coupon (%)	IPCA + 7.45	-
Carrying value	403	0
Financial Bills One 2016 [Member]
Debt Instrument [Line Items]
Maturity date	Oct 3, 2016
Currency	R $
Coupon (%)	CDI + 10.00	-
Carrying value	2,329	0
Financial Bills Two 2016 [Member]
Debt Instrument [Line Items]
Maturity date	Aug 18, 2016
Currency	R $
Coupon (%)	CDI + 7.00	-
Carrying value	1	0
Financial Bills Three 2016 [Member]
Debt Instrument [Line Items]
Maturity date	Dec 15, 2016
Currency	R $
Coupon (%)	IPCA + 7.00	-
Carrying value	30	0
Financial Bills 2017 [Member]
Debt Instrument [Line Items]
Maturity date	Oct 25, 2017
Currency	R $
Coupon (%)	IPCA + 7.00	-
Carrying value	210	0
Redeemable Preferred Shares 2015 [Member]
Debt Instrument [Line Items]
Maturity date	Mar 31, 2015
Currency	US $
Coupon (%)	6.39	1.89
Carrying value	569	573

LONG TERM DEBT (Details 7) (BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009
Debt Instrument [Line Items]
Due within one year	13,141	7,827
From 1 to 2 years	25,923	8,463
From 2 to 3 years	11,641	18,495
From 3 to 4 years	8,461	7,114
From 4 to 5 years	4,692	7,957
After 5 years	20,910	9,120
TOTAL	84,768	58,976

LONG TERM DEBT (Details Textuals) (BRL) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Debt Instrument [Line Items]
Capital Lease Obligations	14	27
Interest Rate Of Mortgage Notes	12
Local On Lending [Member]
Debt Instrument [Line Items]
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	15.00%

OTHER LIABILITIES (Details) (BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009
Schedule of Trading Securities and Other Trading Assets [Line Items]
Payable to merchants for credit card transactions	38,198	26,181
Contingent liabilities (Note 30b)	9,642	7,651
Derivative liabilities:
Derivative Instrument	6,674	6,281
Taxes (other than income)	5,555	3,701
Taxes payable and challenged in court (Note 30b)	5,094	6,337
Collection of third-party taxes, social contributions and other	4,431	3,563
Payable for securities purchased (trade date)	4,309	1,720
Labor liabilities	3,426	2,776
Taxes on income	1,523	1,467
Interest on stockholders' equity payable	1,451	2,517
Payable related to acquisitions (Note 35)	645	548
Stock-based compensation (Note 26)	525	618
Foreign exchange portfolio, net	320	164
Accrued pension plan benefits (Note 25c)	123	196
Fair value of guarantees granted (Note 29e)	108	68
Deferred credits related to strategic partnership with CBD and LASA	72	109
Other	5,880	4,824
Total	87,975	68,721
Swap [Member]
Derivative liabilities:
Derivative Instrument	2,017	2,334
Options Held [Member]
Derivative liabilities:
Derivative Instrument	(3,044)	(2,720)
Forward Contracts [Member]
Derivative liabilities:
Derivative Instrument	1,188	547
Credit [Member]
Derivative liabilities:
Derivative Instrument	127	106
Future [Member]
Derivative liabilities:
Derivative Instrument	(55)	(25)
Other Derivatives [Member]
Derivative liabilities:
Derivative Instrument	(243)	(539)

STOCKHOLDERS' EQUITY (Details)	Dec. 31, 2010	Dec. 31, 2009
Common shares, issued	2,289,286,475	2,289,286,475
Preferred shares, issued	2,281,649,744	2,281,649,744
Balance at the beginning of the year	4,570,936,219	4,570,936,219

STOCKHOLDERS' EQUITY (Details 1) (BRL)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Common shares
Class of Stock [Line Items]
Stock held by Itaubanco defined contribution plan in excess of the individual accounts of participants	30.5	0
Minimum cost	0	9.65
Weighted average cost	0	9.65
Maximum cost	0	9.65
Balance of treasury stock
Average cost	30.47	9.65
Quoted Market Value of shares in BOVESPA (Sao Paulo Stock exchange) at December, 31	31	30
Preferred shares
Class of Stock [Line Items]
Stock held by Itaubanco defined contribution plan in excess of the individual accounts of participants	0	0
Minimum cost	0	37.52
Weighted average cost	0	37.52
Maximum cost	0	37.52
Balance of treasury stock
Average cost	23.66	23.66
Quoted Market Value of shares in BOVESPA (Sao Paulo Stock exchange) at December, 31	39.79	38.69

STOCKHOLDERS' EQUITY (Details 2) (BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009
Retained Earnings Adjustments [Line Items]
Legal reserve	3,254	2,740
Statutory reserves:
Dividend equalization	6,718	5,964
Increase in working capital	6,917	3,864
Increase in interest in investees	8,773	5,845
Unrealized profits	0	358
Reserves	15,895	5,954
Parent Company [Member]
Statutory reserves:
Reserves	25,662	18,771
Consolidation, Eliminations [Member]
Statutory reserves:
Reserves	(9,767)	(12,817)

STOCKHOLDERS' EQUITY (Details Textuals)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Reserves [Line Items]
Stock Bonus Percentage		10
Minimum Mandatory Dividend Percentage	25
Minimum Requirement of Legal Reserve to be Maintained	5
Composition of Dividend Equalization Reserve	Dividend Equalization Reserve - The reserve has the purpose of paying dividends, including interest on stockholders' equity, with the objective of maintaining a payment flow to stockholders. The reserve is composed of: (a) up to 50% of net income for the fiscal year; (b) up to 100% of revaluation reserves in the statutory books that have been realized; and (c) up to 100% of the amount of prior years' adjustments recorded directly in stockholders' equity in the statutory books, and is reduced by the amounts of anticipated dividends.
Maximum Limit of Dividend Equalization Reserve	40% of capital stock in the statutory books
Composition of Reserve for Increase in Working Capital	20% of net income for the fiscal year
Maximum Limit of Reserve for Increase in Working Capital	30% of capital stock in the statutory books
Composition of Reserve for Increase in Interest in Investees	50% of net income for the fiscal year
Maximum Limit of Reserve for Increase in Interest in Investees	30% of capital stock in the statutory books

EARNINGS PER SHARE (Details) (BRL) In Millions, except Share data	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Earnings Per Share [Line Items]
Net income attributable to Itau Unibanco	11,067		14,085		4,849
Minimum non-cumulative dividend on preferred shares in accordance with our by-laws	(49)		(48)		(31)
Subtotal	11,018		14,037		4,818
Retained earnings to be distributed to common stockholders in an amount per share equal to the minimum dividend payable to preferred stockholders	(50)		(47)		(34)
Retained earnings	10,968		13,990		4,784
Retained earnings to be distributed to common and preferred stockholders on a pro-rata basis:
Common shares	2,288,034,273	[1]	2,192,530,134		1,708,760,440	[1]
Preferred shares	2,246,784,635	[1]	2,143,753,894		1,554,841,088	[1]
Earnings per share – R $
Common shares	2.44	[1]	3.25	[1]	1.49	[1]
Preferred shares	2.44	[1]	3.25	[1]	1.49	[1]
Common shares
Earnings Per Share [Line Items]
Net income attributable to Itau Unibanco	5,585		7,121		2,539
Retained earnings	5,535		7,074		2,505
Preferred shares
Earnings Per Share [Line Items]
Net income attributable to Itau Unibanco	5,585		7,121		2,539
Retained earnings	5,433		6,916		2,279

[1]	After giving effect to the bonus shares occurred in August 2009 (note 19a).

EARNINGS PER SHARE (Details 1) (BRL) In Millions, except Share data	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Earnings Per Share [Line Items]
Net income attributable to Itau Unibanco	11,067		14,085		4,849
Dividend on incremental preferred shares	18		9		9
Net income available to preferred stockholders considering incremental preferred shares	5,500		6,973		2,319
Dividend on incremental preferred shares	(18)		(9)		(9)
Net income available to common stockholders considering incremental preferred shares	5,567		7,112		2,530
Adjusted weighted average shares
Common shares	2,288,034,273	[1]	2,192,530,134	[1]	1,708,760,440	[1]
Preferred shares	2,245,448,240		2,143,753,894		1,554,841,088
Preferred shares	2,260,049,773	[1]	2,149,890,063	[1]	1,569,079,278	[1]
Incremental shares from share based compensation plans (Note 26)	14,601,533		6,136,169		14,238,190
Diluted earnings per share – in R $
Common shares	2.44	[1]	3.24	[1]	1.48	[1]
Preferred shares	2.44	[1]	3.24	[1]	1.48	[1]
Common shares
Earnings Per Share [Line Items]
Net income attributable to Itau Unibanco	5,585		7,121		2,539
Preferred shares
Earnings Per Share [Line Items]
Net income attributable to Itau Unibanco	5,585		7,121		2,539

[1]	After giving effect to the bonus shares occurred in August 2009 (note 19a).

EARNINGS PER SHARE (Details Textuals)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	10,762,133	11,521,337	3,851,078

TAXES ON INCOME (Details)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Federal income tax	25.00%	25.00%	25.00%
Social contribution on net income	15	15	15
Composite rate	40	40	40

TAXES ON INCOME (Details 1) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income before taxes	16,828	23,461	3,544
Equity in earnings of unconsolidated companies, net	(308)	9	(474)
Calculation basis	16,520	23,470	3,070
Tax expense at statutory rates	(6,608)	(9,388)	(1,228)
Nontaxable (deductible) exchange gains (losses) on foreign subsidiaries	(180)	(1,356)	775
Nondeductible expenses	(120)	(86)	(112)
Nontaxable dividends on companies recorded at cost	122	101	67
Net tax benefit on interest on shareholders’ equity	1,496	1,474	660
Nondeductible stock-based compensation (non deductible) / taxable	(79)	(247)	72
Nontaxable interest on foreign government debt securities	148	295	381
Constitution of valuation allowance	0	0	131
Effect of increase in social contribution rate – deferred tax	0	0	336
Other differences	284	358	252
Income tax income (expense)	(4,937)	(8,849)	1,334

TAXES ON INCOME (Details 2) (BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009
Deferred tax assets (Note 21)	25,758	26,162
Provisions not currently deductible :
Allowance for loan and lease losses	10,844	10,086
Taxes and Social Security	1,319	1,875
Other provisions	2,388	2,249
Tax loss carryforwards	3,320	3,284
Deferred tax asset for excess tax-deductible goodwill	5,112	6,269
Other temporary differences	2,775	2,399
Deferred tax liabilities	19,362	19,070
Temporary differences related to leases	8,296	7,568
Pension plan prepaid assets	1,064	1,097
Gain on Redecard transaction	1,812	1,812
Other temporary differences that include intangibles obtained in business combinations	8,190	8,593
Deferred tax liabilities/assets, included in Other liabilities/assets	6,396	7,092

TAXES ON INCOME (Details 3) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
At the beginning of the year	2,314	2,281	2,098
Balance of Unibanco’s acquisition	0	1,248	0
Gross amount of increases for prior years’ tax positions	570	618	192
Amounts of decreases related to settlements	(175)	(1,833)	(9)
At the end of the year	2,709	2,314	2,281

TAXES ON INCOME (Details 4) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
At the beginning of the year	843	1,086	976
Balance of Unibanco’s acquisition	0	562	0
Total interest and penalties recognized during the year	98	200	119
Total interest and penalties reverted by payments	(38)	(564)	(9)
Total interest and penalties reverted by REFIS	(33)	(441)	0
At the end of the year	870	843	1,086

TAXES ON INCOME (Details Textuals)	12 Months Ended
Dec. 31, 2008
Increase of Rate for social contribution on Net Income	9% to 15

FEE AND COMMISSION INCOME (Details) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Credit card fees	5,670	4,370	2,072
Fees charged on checking account services	5,610	4,456	3,219
Asset management fees	2,394	2,188	1,867
Collection fees	1,003	904	597
Fees for guarantees provided	873	507	204
Brokerage commissions	506	393	376
Other	575	661	606
TOTAL	16,630	13,479	8,941

ADMINISTRATIVE EXPENSES (Details) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
External administrative expenses	2,830	2,571	1,185
Maintenance and security expenses	1,593	951	569
Communication expenses	1,531	1,278	821
Technology expenses	1,320	992	764
Rent expenses (Note 30c)	841	795	394
Advertising expenses	677	514	373
Transportation costs	598	385	282
Banking and brokerage fees	596	563	593
Other marketing expenses	570	324	259
Credit card outsourcing processing fees	561	307	162
Office and technology supplies	483	299	231
Utilities	282	266	175
Traveling expenses	170	120	97
Other	723	636	504
TOTAL	12,775	10,001	6,409

OTHER NON-INTEREST INCOME AND EXPENSES (Details) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Gain on early payments to merchants - credit cards	1,203	869	63
Indexation charges of other assets	1,199	1,272	1,295
Gains and losses on sale of foreclosed assets, premises and equipment and investments in unconsolidated companies	176	476	343
Gains on sale of equity interest	0	370	279
Other	176	106	64
Gain on exchange of shares of Bovespa Holding S.A.			424
Recovery of expenses	120	334	174
Deposits related to commissions	102	30	1
Remeasurement of equity interest held in Redecard S.A. (Note 3b)	0	4,530	0
Gain on exchange of equity interest in PSIUPAR (Note 3c)	0	936	0
Bargain purchase gain on acquisition of Unibanco and Unibanco Holdings (Note 3a)	0	830	0
Other	735	833	103
Total	3,535	10,110	2,403

OTHER NON-INTEREST INCOME AND EXPENSES (Details 1) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Contingent liabilities (Note 30b)	2,907	2,535	2,440
Taxes on services, revenue and other taxes	4,842	4,066	2,166
Credit card related expenses	1,604	1,136	553
Losses from third-party frauds	571	622	345
Contributions to the Fundo Garantidor de Crédito (Brazilian deposit guarantee fund)	264	266	122
Reimbursement in connection with acquisitions	72	0	190
Loss on sale of foreclosed assets, premises and equipment in unconsolidated companies	55	42	37
Payment related to exclusivity obligation - CBD (Note 34)	0	550	0
Other than temporary impairment on available-for-sale securities	20	56	53
Other	891	1,066	269
TOTAL	11,226	10,339	6,174

OTHER NON-INTEREST INCOME AND EXPENSES (Details Textuals) (BRL) In Millions	12 Months Ended
	Dec. 31, 2008	Dec. 31, 2009 Visa [Member]	Dec. 31, 2009 Allianz [Member]
Schedule of Equity Method Investments [Line Items]
Gain on sale of shares		345	25
Gain on exchange of shares of Bovespa Holding S.A.	424

PENSION PLANS AND OTHER POST RETIREMENT BENEFITS (Details) (BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Defined Benefit Plan Disclosure [Line Items]
Plan assets	11,228	14,537	12,657	12,585
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	8,917	12,009
Fair Value, Inputs, Level 1 [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	7,455	10,519
Fair Value, Inputs, Level 1 [Member] | Foreign Government Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	7,334	9,854
Fair Value, Inputs, Level 1 [Member] | Private Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	121	665
Fair Value, Inputs, Level 1 [Member] | Real Estate Receivable Certificate [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	0	0
Fair Value, Inputs, Level 1 [Member] | Other Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	121	665
Fair Value, Inputs, Level 1 [Member] | Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	0	0
Fair Value, Inputs, Level 1 [Member] | Mezanino Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	0	0
Fair Value, Inputs, Level 1 [Member] | Variable Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	1,462	1,490
Fair Value, Inputs, Level 1 [Member] | Variable Income Securities Shares [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	490	436
Fair Value, Inputs, Level 1 [Member] | Variable Income Securities Group Shares [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	972	1,054
Fair Value, Inputs, Level 1 [Member] | Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	0	0
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	1,891	2,179
Fair Value, Inputs, Level 2 [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	1,891	2,179
Fair Value, Inputs, Level 2 [Member] | Foreign Government Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	0	5
Fair Value, Inputs, Level 2 [Member] | Private Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	1,891	2,174
Fair Value, Inputs, Level 2 [Member] | Real Estate Receivable Certificate [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	0	0
Fair Value, Inputs, Level 2 [Member] | Other Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	1,891	2,174
Fair Value, Inputs, Level 2 [Member] | Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	0	0
Fair Value, Inputs, Level 2 [Member] | Mezanino Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	0	0
Fair Value, Inputs, Level 2 [Member] | Variable Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	0	0
Fair Value, Inputs, Level 2 [Member] | Variable Income Securities Shares [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	0	0
Fair Value, Inputs, Level 2 [Member] | Variable Income Securities Group Shares [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	0	0
Fair Value, Inputs, Level 2 [Member] | Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	0	0
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	420	349	368
Fair Value, Inputs, Level 3 [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	58	27
Fair Value, Inputs, Level 3 [Member] | Foreign Government Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	0	0
Fair Value, Inputs, Level 3 [Member] | Private Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	58	27
Fair Value, Inputs, Level 3 [Member] | Real Estate Receivable Certificate [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	13	19
Fair Value, Inputs, Level 3 [Member] | Other Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	45	8
Fair Value, Inputs, Level 3 [Member] | Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	13	12
Fair Value, Inputs, Level 3 [Member] | Mezanino Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	13	12
Fair Value, Inputs, Level 3 [Member] | Variable Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	0	0
Fair Value, Inputs, Level 3 [Member] | Variable Income Securities Shares [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	0	0
Fair Value, Inputs, Level 3 [Member] | Variable Income Securities Group Shares [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	0	0
Fair Value, Inputs, Level 3 [Member] | Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	349	310
Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	9,404	12,725
Foreign Government Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	7,334	9,859
Private Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	2,070	2,866
Real Estate Receivable Certificate [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	13	19
Other Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	2,057	2,847
Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	13	12
Mezanino Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	13	12
Variable Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	1,462	1,490
Variable Income Securities Shares [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	490	436
Variable Income Securities Group Shares [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	972	1,054
Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	349	310

PENSION PLANS AND OTHER POST RETIREMENT BENEFITS (Details 1) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Defined Benefit Plan Disclosure [Line Items]
Balance	14,537	12,657	12,585
Return on plan assets	2,553	2,113	482
Balance	11,228	14,537	12,657
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance	349	368
Return on plan assets	38	(25)
Purchase (Sale)	33	5
Transfer to level 3	0	1
Balance	420	349

PENSION PLANS AND OTHER POST RETIREMENT BENEFITS (Details 2) (BRL) In Millions	12 Months Ended			3 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Mar. 31, 2010 Supplemental Employee Retirement Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance	11,990	11,078	9,368	6,649
Effect of curtailment recognized in income	(1,071)	0	0	(1,071)
Recalculation of benefit obligations to settlement amount	1,144	0	0	1,144
Partial settlement – Amounts credited to individual accounts of Itaubanco CD Defined Contribution Plan	(3,668)	0	0	(3,668)
Service cost	127	240	209	51
Interest cost	953	1,133	937	168
Benefits paid	(769)	(539)	(466)	(42)
Actuarial loss (gain)	1,164	(151)	1,029	18
Balance	9,870	11,990	11,078	3,249
Balance	14,537	12,657	12,585	9,020
Partial settlement and transfer of assets to Itaubanco CD Defined Contribution Plan	(5,144)	0	0	(5,144)
Return on plan assets	2,553	2,113	482	343
Balance	11,228	14,537	12,657	4,177
Funded status	1,358	2,547	1,579	928

PENSION PLANS AND OTHER POST RETIREMENT BENEFITS (Details 3) (BRL) In Millions	12 Months Ended						0 Months Ended	12 Months Ended					0 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 Ubb Prev and Banorte Plans [Member]	Dec. 31, 2009 Ubb Prev and Banorte Plans [Member]	Dec. 31, 2008 Ubb Prev and Banorte Plans [Member]	Jan. 16, 2010 Ubb Prev and Banorte Plans [Member] Projected Benefit Obligation [Member]	Dec. 31, 2009 Ubb Prev and Banorte Plans [Member] Projected Benefit Obligation [Member]	Dec. 31, 2008 Ubb Prev and Banorte Plans [Member] Projected Benefit Obligation [Member]	Dec. 31, 2010 Basic Redecard Plan [Member]	Dec. 31, 2009 Basic Redecard Plan [Member]	Dec. 31, 2008 Basic Redecard Plan [Member]	Jan. 16, 2010 Basic Redecard Plan [Member] Projected Benefit Obligation [Member]	Dec. 31, 2009 Basic Redecard Plan [Member] Projected Benefit Obligation [Member]	Dec. 31, 2008 Basic Redecard Plan [Member] Projected Benefit Obligation [Member]	Dec. 31, 2010 Employees [Member]	Dec. 31, 2009 Employees [Member]	Dec. 31, 2008 Employees [Member]
Balance	11,990	11,078	9,368
Effect of curtailment recognized in income	(1,071)	0	0
Recalculation of benefit obligations to settlement amount	1,144	0	0
Partial settlement – Amounts credited to individual accounts of Itaubanco CD Defined Contribution Plan	(3,668)	0	0
Defined benefit plan				0	191	0	0	186	0	0	45	0	0	43	0	10	34	32
Service cost	127	240	209
Benefits paid	(769)	(539)	(466)
Interest cost	953	1,133	937
Actuarial loss (gain)	1,164	(151)	1,029
Balance	9,870	11,990	11,078
Balance	14,537	12,657	12,585
Partial settlement and transfer of assets to Itaubanco CD Defined Contribution Plan	(5,144)	0	0
Contributions received Employer	41	35	24
Return on plan assets	2,553	2,113	482
Defined Benefit Plan, Benefits Paid	(769)	(538)	(466)
Balance	11,228	14,537	12,657
Funded status	1,358	2,547	1,579
Prepaid pension benefits (accrued pension benefits), net	1,358	2,547	1,579
Pension plan prepaid assets (Note 14)	1,481	2,743	1,903
Accrued retirement plan benefits (Note 18)	(123)	(196)	(324)

PENSION PLANS AND OTHER POST RETIREMENT BENEFITS (Details 4) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Service cost	127	240	209
Interest cost	953	1,133	937
Expected return on plan assets	(1,328)	(1,558)	(1,524)
Amortization of actuarial loss (gain)	(10)	1	(113)
Gains on curtailment of PAC	(1,071)	0	0
Loss on partial settlement of PAC – recognition in income on a pro rata basis of the amount recorded in other comprehensive income	72	0	0
Employee contributions	(9)	(9)	(9)
Net pension cost (benefit)	(1,266)	(193)	(500)

PENSION PLANS AND OTHER POST RETIREMENT BENEFITS (Details 5) (BRL) In Millions	Dec. 31, 2010
2011	392
2012	407
2013	423
2014	441
2015	460
2016 to 2020	4,280

PENSION PLANS AND OTHER POST RETIREMENT BENEFITS (Details 6)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Discount rate for determining projected benefit obligations	9.70%	10.20%	10.20%
Rate of increase in compensation levels (depending on the specific group of employees)	4% to 7.1	4% to 7.1	4% to 7.1
Expected long-term rate of return on plan assets	12.30%	12.30%	12.30%

PENSION PLANS AND OTHER POST RETIREMENT BENEFITS (Details Textuals) (BRL) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Apr. 01, 2010
Defined Contribution Plan, Cost Recognized	26	9	10
Defined Contribution Plan for Employees of Subsidiaries Acquired	16	1	1
Defined Contribution Plan Range Related to Participants Payroll, Minimum	0.12%
Defined Contribution Plan Partcipants Range Maximum	14.54%
Defined Contribution Plan Partcipants Employees Range Maximum	9.90%
Defined Benefit Plan, Plans with Benefit Obligations in Excess of Plan Assets, Aggregate Fair Value of Plan Assets	1,648			1,476
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Projected Benefit Obligation	105	100	92
Defined Benefit Plan, Accumulated Benefit Obligation	9,452	10,897	9,718
Contribution To Defined Retirement Plan	28
Expected Level Of Inflation Rate	4.00%
Employer and related party securities included in plan assets	114	150	171

SHARE BASED COMPENSATION (Details) (Simple Stock Options [Member], BRL)	12 Months Ended
Dec. 31, 2010
Simple Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payments outstanding at the beginning of the year	61,145,491
Share based payments granted	7,549,166
Share based payments exercised (in shares)	(13,038,777)
Share based payments forfeited	(538,426)
Share based payments outstanding at end of the year	55,117,454
Share based payments exercisable as of the year-end	12,744,501
Weighted average exercise price of share based payments outstanding at the beginning of the year	25.46
Weighted average exercise price of share based payments granted	41.48
Weighted average exercise price of share based payments exercised	20.59
Weighted average exercise price of share based payments forfeited	31.04
Weighted average exercise price of share based payments outstanding at end of the year	31.38
Weighted average exercise price of share based payments exercisable as of the year-end	24.12

SHARE BASED COMPENSATION (Details 1) (Partners Plan and Share Based Instruments [Member])	12 Months Ended
Dec. 31, 2010
Partners Plan and Share Based Instruments [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payments outstanding at the beginning of the year	4,301,212
Share based payments granted	7,091,912
Share based payments exercised (in shares)	(340,340)
Share based payments forfeited	(187,031)
Share based payments outstanding at end of the year	10,865,753
Share based payments exercisable as of the year-end	0

SHARE BASED COMPENSATION (Details Texuals) (BRL) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of dividend rate estimated	0.50%
Deferred Compensation Liability	525	618
Proceeds from Stock Options Exercised	268	278	107
Share-based Compensation	198	618	(181)
Proceeds from acquisition of share-based instruments	62	0	0
Simple Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of dividend rate estimated	3.13%	3.02%	3.50%
Deferred Compensation Liability	525	618
Stock or Unit Option Plan Expense	138	595	(181)
Compensation Cost to be Allocated in Future Periods	317
Weighted Average Allocation Period of Compensation Cost	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value	257	301	248
Proceeds from Stock Options Exercised	107	278	268
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value	200
Weighted average grant date fair value for shares granted	11.88	18.63	10.4
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Weighted Average Volatility Rate	30.23%	30.52%	24.67%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	5.95%	6.40%	6.78%
Simple Stock Options [Member] | Prior Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Basis of Calculation of Stock Exercise Price			20
Simple Stock Options [Member] | Post Acquisition Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Basis of Calculation of Stock Exercise Price			20
Partners Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation Cost to be Allocated in Future Periods	264
Weighted Average Allocation Period of Compensation Cost	5 years
Weighted average grant date fair value for shares granted	35.01	18.08
Partners Plan [Member] | Share Based Instruments [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation	60	23
Share Based Instruments [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value for shares granted	0
Proceeds from acquisition of share-based instruments	0

FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) (BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets for which fair value approximates carrying value	746,580	599,088	401,375
Interest-bearing deposits in other banks	57,566	89,085
Available-for-sale securities	44,636	41,263
Available-for-sale securities	44,636	41,263
Held-to-maturity securities	2,506	1,762
Held-to-maturity securities	3,110	2,124
Loans and leases, net of allowance for loan and lease losses	278,031	225,768
Liabilities for which fair value approximates carrying value	656,879	517,054
Interest-bearing deposits	176,221	165,024
Long-term debt	84,768	58,976
Long-term debt	84,617	58,812
Standby letters of credit	435	349
Guarantees	37,618	31,234
Guarantees	108	68
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets for which fair value approximates carrying value	266,095	149,467
Assets for which fair value approximates carrying value	266,095	149,467
Liabilities for which fair value approximates carrying value	296,669	214,126
Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest-bearing deposits in other banks	57,574	89,128
Loans and leases, net of allowance for loan and lease losses	278,222	226,135
Liabilities for which fair value approximates carrying value	296,669	214,126
Interest-bearing deposits	176,141	164,983
Standby Letters of Credit [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Standby letters of credit	756	1,207

FAIR VALUE MEASUREMENTS AND ADDITIONAL DISCLOSURES ON FAIR VALUE HIERARCHY (Details) (BRL) In Millions	Dec. 31, 2010	Apr. 01, 2010	Dec. 31, 2009
Trading Securities [Line Items]
Trading assets, at fair value	140,003		73,529
Available-for-sale securities, at fair value	44,636		41,263
Investment Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Trading Securities [Line Items]
Derivative financial instruments	0		0
Available-for-sale securities, at fair value	21,498		17,179
Foreign Government Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Trading Securities [Line Items]
Trading securities	9,036		937
Available-for-sale securities, at fair value	679		17
Foreign Government Debt Securities Argentina [Member] | Fair Value, Inputs, Level 1 [Member]
Trading Securities [Line Items]
Trading securities	293		179
Foreign Government Debt Securities United States [Member] | Fair Value, Inputs, Level 1 [Member]
Trading Securities [Line Items]
Trading securities	8,714		748
Available-for-sale securities, at fair value	679		17
Foreign Government Debt Securities Mexico [Member] | Fair Value, Inputs, Level 1 [Member]
Trading Securities [Line Items]
Trading securities	29		10
Foreign Government Debt Securities Russia [Member] | Fair Value, Inputs, Level 1 [Member]
Trading Securities [Line Items]
Trading securities	0		0
Foreign Government Debt Securities Chile [Member] | Fair Value, Inputs, Level 1 [Member]
Trading Securities [Line Items]
Trading securities	0		0
Available-for-sale securities, at fair value	0		0
Foreign Government Debt Securities Uruguay [Member] | Fair Value, Inputs, Level 1 [Member]
Trading Securities [Line Items]
Trading securities	0		0
Available-for-sale securities, at fair value	0		0
Foreign Government Debt Securities Other [Member] | Fair Value, Inputs, Level 1 [Member]
Trading Securities [Line Items]
Trading securities	0		0
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Trading Securities [Line Items]
Trading securities	2,461		815
Available-for-sale securities, at fair value	4,205		804
Marketable Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Trading Securities [Line Items]
Marketable equity securities	1,825		1,139
Available-for-sale securities, at fair value	1,373		280
Derivative [Member] | Fair Value, Inputs, Level 1 [Member]
Trading Securities [Line Items]
Derivative financial instruments	0		0
Options Held [Member] | Fair Value, Inputs, Level 1 [Member]
Trading Securities [Line Items]
Derivative financial instruments	0		0
Forward Contracts [Member] | Fair Value, Inputs, Level 1 [Member]
Trading Securities [Line Items]
Derivative financial instruments	0		0
Swap [Member] | Fair Value, Inputs, Level 1 [Member]
Trading Securities [Line Items]
Derivative financial instruments	0		0
Credit Derivatives [Member] | Fair Value, Inputs, Level 1 [Member]
Trading Securities [Line Items]
Derivative financial instruments	0		0
Other Derivatives [Member] | Fair Value, Inputs, Level 1 [Member]
Trading Securities [Line Items]
Derivative financial instruments	0		0
Fair Value, Inputs, Level 1 [Member]
Trading Securities [Line Items]
Trading assets, at fair value	83,589		26,685
Available-for-sale securities, at fair value	21,498		17,179
Fair Value, Inputs, Level 1 [Member] | Domestic Government Securities [Member]
Trading Securities [Line Items]
Trading securities	69,600	23,572	23,572
Available-for-sale securities, at fair value	10,523		14,098
Fair Value, Inputs, Level 1 [Member] | Domestic Government External Debt Securities [Member]
Trading Securities [Line Items]
Trading securities	667		222
Available-for-sale securities, at fair value	4,718		1,980
Fair Value, Inputs, Level 1 [Member] | Foreign Government Debt Securities Portugal [Member]
Trading Securities [Line Items]
Available-for-sale securities, at fair value	0		0
Fair Value, Inputs, Level 1 [Member] | Foreign Government Debt Securities Austria [Member]
Trading Securities [Line Items]
Available-for-sale securities, at fair value	0		0
Fair Value, Inputs, Level 1 [Member] | Foreign Government Debt Securities Denmark [Member]
Trading Securities [Line Items]
Available-for-sale securities, at fair value	0		0
Fair Value, Inputs, Level 1 [Member] | Foreign Government Debt Securities Spain [Member]
Trading Securities [Line Items]
Available-for-sale securities, at fair value	0		0
Fair Value, Inputs, Level 1 [Member] | Foreign Government Debt Securities Paraguay [Member]
Trading Securities [Line Items]
Available-for-sale securities, at fair value	0		0
Fair Value, Inputs, Level 1 [Member] | Foreign Government Debt Securities Korea [Member]
Trading Securities [Line Items]
Available-for-sale securities, at fair value	0		0
Investment Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Trading Securities [Line Items]
Derivative financial instruments	47,304		39,347
Available-for-sale securities, at fair value	21,492		22,013
Foreign Government Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Trading Securities [Line Items]
Trading securities	317		121
Available-for-sale securities, at fair value	3,880		7,226
Foreign Government Debt Securities Argentina [Member] | Fair Value, Inputs, Level 2 [Member]
Trading Securities [Line Items]
Trading securities	0		0
Foreign Government Debt Securities United States [Member] | Fair Value, Inputs, Level 2 [Member]
Trading Securities [Line Items]
Trading securities	0		0
Available-for-sale securities, at fair value	0		0
Foreign Government Debt Securities Mexico [Member] | Fair Value, Inputs, Level 2 [Member]
Trading Securities [Line Items]
Trading securities	0		0
Foreign Government Debt Securities Russia [Member] | Fair Value, Inputs, Level 2 [Member]
Trading Securities [Line Items]
Trading securities	45		0
Foreign Government Debt Securities Chile [Member] | Fair Value, Inputs, Level 2 [Member]
Trading Securities [Line Items]
Trading securities	248		77
Available-for-sale securities, at fair value	453		1,274
Foreign Government Debt Securities Uruguay [Member] | Fair Value, Inputs, Level 2 [Member]
Trading Securities [Line Items]
Trading securities	24		30
Available-for-sale securities, at fair value	185		475
Foreign Government Debt Securities Other [Member] | Fair Value, Inputs, Level 2 [Member]
Trading Securities [Line Items]
Trading securities	0		14
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Trading Securities [Line Items]
Trading securities	786		1,320
Available-for-sale securities, at fair value	16,842		14,425
Marketable Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Trading Securities [Line Items]
Marketable equity securities	0		3
Available-for-sale securities, at fair value	0		1,092
Derivative [Member] | Fair Value, Inputs, Level 2 [Member]
Trading Securities [Line Items]
Derivative financial instruments	7,292		5,121
Options Held [Member] | Fair Value, Inputs, Level 2 [Member]
Trading Securities [Line Items]
Derivative financial instruments	1,684		1,641
Forward Contracts [Member] | Fair Value, Inputs, Level 2 [Member]
Trading Securities [Line Items]
Derivative financial instruments	2,060		378
Swap [Member] | Fair Value, Inputs, Level 2 [Member]
Trading Securities [Line Items]
Derivative financial instruments	2,982		2,665
Credit Derivatives [Member] | Fair Value, Inputs, Level 2 [Member]
Trading Securities [Line Items]
Derivative financial instruments	0		0
Other Derivatives [Member] | Fair Value, Inputs, Level 2 [Member]
Trading Securities [Line Items]
Derivative financial instruments	566		437
Fair Value, Inputs, Level 2 [Member]
Trading Securities [Line Items]
Trading assets, at fair value	55,760		46,325
Available-for-sale securities, at fair value	21,492		22,013
Fair Value, Inputs, Level 2 [Member] | Domestic Government Securities [Member]
Trading Securities [Line Items]
Trading securities	61	413	413
Available-for-sale securities, at fair value	0		11
Fair Value, Inputs, Level 2 [Member] | Domestic Government External Debt Securities [Member]
Trading Securities [Line Items]
Trading securities	0		0
Available-for-sale securities, at fair value	0		0
Fair Value, Inputs, Level 2 [Member] | Foreign Government Debt Securities Portugal [Member]
Trading Securities [Line Items]
Available-for-sale securities, at fair value	0		26
Fair Value, Inputs, Level 2 [Member] | Foreign Government Debt Securities Austria [Member]
Trading Securities [Line Items]
Available-for-sale securities, at fair value	0		213
Fair Value, Inputs, Level 2 [Member] | Foreign Government Debt Securities Denmark [Member]
Trading Securities [Line Items]
Available-for-sale securities, at fair value	2,016		1,971
Fair Value, Inputs, Level 2 [Member] | Foreign Government Debt Securities Spain [Member]
Trading Securities [Line Items]
Available-for-sale securities, at fair value	734		1,093
Fair Value, Inputs, Level 2 [Member] | Foreign Government Debt Securities Paraguay [Member]
Trading Securities [Line Items]
Available-for-sale securities, at fair value	256		417
Fair Value, Inputs, Level 2 [Member] | Foreign Government Debt Securities Korea [Member]
Trading Securities [Line Items]
Available-for-sale securities, at fair value	236		1,757
Investment Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Trading Securities [Line Items]
Derivative financial instruments	0		0
Available-for-sale securities, at fair value	1,646		2,071
Foreign Government Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Trading Securities [Line Items]
Trading securities	0		0
Available-for-sale securities, at fair value	0		0
Foreign Government Debt Securities Argentina [Member] | Fair Value, Inputs, Level 3 [Member]
Trading Securities [Line Items]
Trading securities	0		0
Foreign Government Debt Securities United States [Member] | Fair Value, Inputs, Level 3 [Member]
Trading Securities [Line Items]
Trading securities	0		0
Available-for-sale securities, at fair value	0		0
Foreign Government Debt Securities Mexico [Member] | Fair Value, Inputs, Level 3 [Member]
Trading Securities [Line Items]
Trading securities	0		0
Foreign Government Debt Securities Russia [Member] | Fair Value, Inputs, Level 3 [Member]
Trading Securities [Line Items]
Trading securities	0		0
Foreign Government Debt Securities Chile [Member] | Fair Value, Inputs, Level 3 [Member]
Trading Securities [Line Items]
Trading securities	0		0
Available-for-sale securities, at fair value	0		0
Foreign Government Debt Securities Uruguay [Member] | Fair Value, Inputs, Level 3 [Member]
Trading Securities [Line Items]
Trading securities	0		0
Available-for-sale securities, at fair value	0		0
Foreign Government Debt Securities Other [Member] | Fair Value, Inputs, Level 3 [Member]
Trading Securities [Line Items]
Trading securities	0		0
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Trading Securities [Line Items]
Trading securities	157		91
Available-for-sale securities, at fair value	1,326		1,737
Marketable Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Trading Securities [Line Items]
Marketable equity securities	0		0
Available-for-sale securities, at fair value	0		0
Derivative [Member] | Fair Value, Inputs, Level 3 [Member]
Trading Securities [Line Items]
Derivative financial instruments	497		428
Options Held [Member] | Fair Value, Inputs, Level 3 [Member]
Trading Securities [Line Items]
Derivative financial instruments	68		178
Forward Contracts [Member] | Fair Value, Inputs, Level 3 [Member]
Trading Securities [Line Items]
Derivative financial instruments	0		0
Swap [Member] | Fair Value, Inputs, Level 3 [Member]
Trading Securities [Line Items]
Derivative financial instruments	5		235
Credit Derivatives [Member] | Fair Value, Inputs, Level 3 [Member]
Trading Securities [Line Items]
Derivative financial instruments	261		15
Other Derivatives [Member] | Fair Value, Inputs, Level 3 [Member]
Trading Securities [Line Items]
Derivative financial instruments	163		0
Fair Value, Inputs, Level 3 [Member]
Trading Securities [Line Items]
Trading assets, at fair value	654		519
Available-for-sale securities, at fair value	1,646		2,071
Fair Value, Inputs, Level 3 [Member] | Domestic Government Securities [Member]
Trading Securities [Line Items]
Trading securities	0	0	0
Available-for-sale securities, at fair value	320		334
Fair Value, Inputs, Level 3 [Member] | Domestic Government External Debt Securities [Member]
Trading Securities [Line Items]
Trading securities	0		0
Available-for-sale securities, at fair value	0		0
Fair Value, Inputs, Level 3 [Member] | Foreign Government Debt Securities Portugal [Member]
Trading Securities [Line Items]
Available-for-sale securities, at fair value	0		0
Fair Value, Inputs, Level 3 [Member] | Foreign Government Debt Securities Austria [Member]
Trading Securities [Line Items]
Available-for-sale securities, at fair value	0		0
Fair Value, Inputs, Level 3 [Member] | Foreign Government Debt Securities Denmark [Member]
Trading Securities [Line Items]
Available-for-sale securities, at fair value	0		0
Fair Value, Inputs, Level 3 [Member] | Foreign Government Debt Securities Spain [Member]
Trading Securities [Line Items]
Available-for-sale securities, at fair value	0		0
Fair Value, Inputs, Level 3 [Member] | Foreign Government Debt Securities Paraguay [Member]
Trading Securities [Line Items]
Available-for-sale securities, at fair value	0		0
Fair Value, Inputs, Level 3 [Member] | Foreign Government Debt Securities Korea [Member]
Trading Securities [Line Items]
Available-for-sale securities, at fair value	0		0
Investment Funds [Member]
Trading Securities [Line Items]
Derivative financial instruments	47,304		39,347
Available-for-sale securities, at fair value	770		1,259
Domestic Government Securities [Member]
Trading Securities [Line Items]
Trading securities	69,661		23,985
Available-for-sale securities, at fair value	10,843		14,443
Domestic Government External Debt Securities [Member]
Trading Securities [Line Items]
Trading securities	667		222
Available-for-sale securities, at fair value	4,718		1,980
Foreign Government Debt Securities [Member]
Trading Securities [Line Items]
Trading securities	9,353		1,058
Available-for-sale securities, at fair value	4,559		7,243
Foreign Government Debt Securities Argentina [Member]
Trading Securities [Line Items]
Trading securities	293		179
Foreign Government Debt Securities United States [Member]
Trading Securities [Line Items]
Trading securities	8,714		748
Available-for-sale securities, at fair value	679		17
Foreign Government Debt Securities Mexico [Member]
Trading Securities [Line Items]
Trading securities	29		10
Foreign Government Debt Securities Russia [Member]
Trading Securities [Line Items]
Trading securities	45		0
Foreign Government Debt Securities Chile [Member]
Trading Securities [Line Items]
Trading securities	248		77
Available-for-sale securities, at fair value	453		1,274
Foreign Government Debt Securities Uruguay [Member]
Trading Securities [Line Items]
Trading securities	24		30
Available-for-sale securities, at fair value	185		475
Foreign Government Debt Securities Other [Member]
Trading Securities [Line Items]
Trading securities	0		14
Corporate Debt Securities [Member]
Trading Securities [Line Items]
Trading securities	3,404		2,226
Available-for-sale securities, at fair value	22,373		14,966
Marketable Equity Securities [Member]
Trading Securities [Line Items]
Marketable equity securities	1,825		1,142
Available-for-sale securities, at fair value	1,373		1,372
Derivative [Member]
Trading Securities [Line Items]
Derivative financial instruments	7,789		5,549
Options Held [Member]
Trading Securities [Line Items]
Derivative financial instruments	1,752		1,819
Swap [Member]
Trading Securities [Line Items]
Derivative financial instruments	2,987		2,900
Credit Derivatives [Member]
Trading Securities [Line Items]
Derivative financial instruments	261		15
Forward Contracts [Member]
Trading Securities [Line Items]
Derivative financial instruments	2,060		378
Other Derivatives [Member]
Trading Securities [Line Items]
Derivative financial instruments	729		437
Foreign Government Debt Securities Portugal [Member]
Trading Securities [Line Items]
Available-for-sale securities, at fair value	0		26
Foreign Government Debt Securities Austria [Member]
Trading Securities [Line Items]
Available-for-sale securities, at fair value	0		213
Foreign Government Debt Securities Denmark [Member]
Trading Securities [Line Items]
Available-for-sale securities, at fair value	2,016		1,971
Foreign Government Debt Securities Spain [Member]
Trading Securities [Line Items]
Available-for-sale securities, at fair value	734		1,093
Foreign Government Debt Securities Paraguay [Member]
Trading Securities [Line Items]
Available-for-sale securities, at fair value	256		417
Foreign Government Debt Securities Korea [Member]
Trading Securities [Line Items]
Available-for-sale securities, at fair value	236		1,757

FAIR VALUE MEASUREMENTS AND ADDITIONAL DISCLOSURES ON FAIR VALUE HIERARCHY (Details 1) (BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009
Derivative financial instruments	(6,674)	(6,281)
Options Held [Member] | Fair Value, Inputs, Level 1 [Member]
Derivative financial instruments	0	0
Forward Contracts [Member] | Fair Value, Inputs, Level 1 [Member]
Derivative financial instruments	0	0
Swap [Member] | Fair Value, Inputs, Level 1 [Member]
Derivative financial instruments	0	0
Credit Derivatives [Member] | Fair Value, Inputs, Level 1 [Member]
Derivative financial instruments	0	0
Other Derivatives [Member] | Fair Value, Inputs, Level 1 [Member]
Derivative financial instruments	0	0
Future [Member] | Fair Value, Inputs, Level 1 [Member]
Derivative financial instruments	47	25
Fair Value, Inputs, Level 1 [Member]
Derivative financial instruments	47	25
Options Held [Member] | Fair Value, Inputs, Level 2 [Member]
Derivative financial instruments	2,814	1,733
Forward Contracts [Member] | Fair Value, Inputs, Level 2 [Member]
Derivative financial instruments	1,188	547
Swap [Member] | Fair Value, Inputs, Level 2 [Member]
Derivative financial instruments	2,011	2,108
Credit Derivatives [Member] | Fair Value, Inputs, Level 2 [Member]
Derivative financial instruments	8	0
Other Derivatives [Member] | Fair Value, Inputs, Level 2 [Member]
Derivative financial instruments	243	508
Future [Member] | Fair Value, Inputs, Level 2 [Member]
Derivative financial instruments	0	0
Fair Value, Inputs, Level 2 [Member]
Derivative financial instruments	6,264	4,896
Options Held [Member] | Fair Value, Inputs, Level 3 [Member]
Derivative financial instruments	230	987
Forward Contracts [Member] | Fair Value, Inputs, Level 3 [Member]
Derivative financial instruments	0	0
Swap [Member] | Fair Value, Inputs, Level 3 [Member]
Derivative financial instruments	6	236
Credit Derivatives [Member] | Fair Value, Inputs, Level 3 [Member]
Derivative financial instruments	119	106
Other Derivatives [Member] | Fair Value, Inputs, Level 3 [Member]
Derivative financial instruments	0	31
Future [Member] | Fair Value, Inputs, Level 3 [Member]
Derivative financial instruments	8	0
Fair Value, Inputs, Level 3 [Member]
Derivative financial instruments	363	1,360
Options Held [Member]
Derivative financial instruments	3,044	2,720
Forward Contracts [Member]
Derivative financial instruments	(1,188)	(547)
Swap [Member]
Derivative financial instruments	(2,017)	(2,334)
Credit Derivatives [Member]
Derivative financial instruments	127	106
Future [Member]
Derivative financial instruments	55	25
Other Derivatives [Member]
Derivative financial instruments	243	539

FAIR VALUE MEASUREMENTS AND ADDITIONAL DISCLOSURES ON FAIR VALUE HIERARCHY (Details 2) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Investment Funds [Member] | Trading Account Assets [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Obtained in the acquisition of Unibanco		0
Fair value		201
Total gains or losses (realized/unrealized)		0
Purchases, issuances and settlements		0
Transfers in and/or out of Level 3		(201)
Fair value		0
Total gains (losses) related to assets and liabilities still held at the reporting date		0
Foreign Government Debt Securities [Member] | Trading Account Assets [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Obtained in the acquisition of Unibanco		0
Fair value		30
Total gains or losses (realized/unrealized)		0
Purchases, issuances and settlements		0
Transfers in and/or out of Level 3		(30)
Fair value		0
Total gains (losses) related to assets and liabilities still held at the reporting date		0
Foreign Government Debt Securities Argentina [Member] | Trading Account Assets [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Obtained in the acquisition of Unibanco		0
Fair value		30
Total gains or losses (realized/unrealized)		0
Purchases, issuances and settlements		0
Transfers in and/or out of Level 3		(30)
Fair value		0
Total gains (losses) related to assets and liabilities still held at the reporting date		0
Corporate Debt Securities [Member] | Trading Account Assets [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Obtained in the acquisition of Unibanco		0
Fair value	91	109
Total gains or losses (realized/unrealized)	23	0
Purchases, issuances and settlements	43	(17)
Transfers in and/or out of Level 3	0	(1)
Fair value	157	91
Total gains (losses) related to assets and liabilities still held at the reporting date	2	0
Marketable Equity Securities [Member] | Trading Account Assets [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Obtained in the acquisition of Unibanco		0
Fair value		2
Total gains or losses (realized/unrealized)		0
Purchases, issuances and settlements		0
Transfers in and/or out of Level 3		(2)
Fair value		0
Total gains (losses) related to assets and liabilities still held at the reporting date		0
Trading Account Assets [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Obtained in the acquisition of Unibanco		0
Fair value	91	443	874
Total gains or losses (realized/unrealized)	23	4	233
Purchases, issuances and settlements	43	(31)	(664)
Transfers in and/or out of Level 3	0	(325)	0
Fair value	157	91	443
Total gains (losses) related to assets and liabilities still held at the reporting date	(55)	0	60
Domestic Government Securities [Member] | Trading Account Assets [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Obtained in the acquisition of Unibanco		0
Fair value		101
Total gains or losses (realized/unrealized)		4
Purchases, issuances and settlements		(14)
Transfers in and/or out of Level 3		(91)
Fair value		0
Total gains (losses) related to assets and liabilities still held at the reporting date		0
Derivative Financial Instruments Assets and Liabilities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Obtained in the acquisition of Unibanco		132
Fair value	(932)	1,004	(215)
Total gains or losses (realized/unrealized)	245	113	2,928
Purchases, issuances and settlements	821	(1,977)	(1,709)
Transfers in and/or out of Level 3	0	(204)	0
Fair value	134	(932)	1,004
Total gains (losses) related to assets and liabilities still held at the reporting date	(57)	(624)	1,037
Options Held [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Obtained in the acquisition of Unibanco		5
Fair value	(809)	(133)
Total gains or losses (realized/unrealized)	58	407
Purchases, issuances and settlements	590	(1,088)
Transfers in and/or out of Level 3	0	0
Fair value	(162)	(809)
Total gains (losses) related to assets and liabilities still held at the reporting date	1	(702)
Swap [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Obtained in the acquisition of Unibanco		109
Fair value	(1)	928
Total gains or losses (realized/unrealized)	0	(390)
Purchases, issuances and settlements	0	(700)
Transfers in and/or out of Level 3	0	52
Fair value	(1)	(1)
Total gains (losses) related to assets and liabilities still held at the reporting date	0	91
Credit Derivatives [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Obtained in the acquisition of Unibanco		18
Fair value	(91)	0
Total gains or losses (realized/unrealized)	92	116
Purchases, issuances and settlements	141	(176)
Transfers in and/or out of Level 3	0	(49)
Fair value	142	(91)
Total gains (losses) related to assets and liabilities still held at the reporting date	9	(13)
Future [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Obtained in the acquisition of Unibanco		0
Fair value	0	207
Total gains or losses (realized/unrealized)	203	0
Purchases, issuances and settlements	(211)	0
Transfers in and/or out of Level 3	0	(207)
Fair value	(8)	0
Total gains (losses) related to assets and liabilities still held at the reporting date	(9)	0
Other Derivatives [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Obtained in the acquisition of Unibanco		0
Fair value	(31)	2
Total gains or losses (realized/unrealized)	(107)	(20)
Purchases, issuances and settlements	301	(13)
Transfers in and/or out of Level 3	0	0
Fair value	163	(31)
Total gains (losses) related to assets and liabilities still held at the reporting date	(58)	0
Investment Funds [Member] | Available-for-sale Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Obtained in the acquisition of Unibanco		0
Fair value		785
Total gains or losses (realized/unrealized)		0
Purchases, issuances and settlements		0
Transfers in and/or out of Level 3		(785)
Fair value		0
Total gains (losses) related to assets and liabilities still held at the reporting date		0
Foreign Government Debt Securities [Member] | Available-for-sale Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Obtained in the acquisition of Unibanco		0
Fair value		1
Total gains or losses (realized/unrealized)		0
Purchases, issuances and settlements		0
Transfers in and/or out of Level 3		(1)
Fair value		0
Total gains (losses) related to assets and liabilities still held at the reporting date		0
Foreign Government Debt Securities Argentina [Member] | Available-for-sale Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Obtained in the acquisition of Unibanco		0
Fair value		1
Total gains or losses (realized/unrealized)		0
Purchases, issuances and settlements		0
Transfers in and/or out of Level 3		(1)
Fair value		0
Total gains (losses) related to assets and liabilities still held at the reporting date		0
Corporate Debt Securities [Member] | Available-for-sale Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Obtained in the acquisition of Unibanco		302
Fair value	1,737	5,897
Total gains or losses (realized/unrealized)	33	(14)
Purchases, issuances and settlements	(455)	(718)
Transfers in and/or out of Level 3	0	(3,730)
Fair value	1,315	1,737
Total gains (losses) related to assets and liabilities still held at the reporting date	7	(6)
Marketable Equity Securities [Member] | Available-for-sale Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Obtained in the acquisition of Unibanco		0
Fair value		13
Total gains or losses (realized/unrealized)		83
Purchases, issuances and settlements		0
Transfers in and/or out of Level 3		(96)
Fair value		0
Total gains (losses) related to assets and liabilities still held at the reporting date		0
Available-for-sale Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Obtained in the acquisition of Unibanco		302
Fair value	2,071	6,925	2,795
Total gains or losses (realized/unrealized)	20	6	162
Purchases, issuances and settlements	(455)	(536)	3,985
Transfers in and/or out of Level 3	0	(4,626)	(17)
Fair value	1,635	2,071	6,925
Total gains (losses) related to assets and liabilities still held at the reporting date	38	(24)	126
Domestic Government Securities [Member] | Available-for-sale Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Obtained in the acquisition of Unibanco		0
Fair value	334	229
Total gains or losses (realized/unrealized)	(14)	(63)
Purchases, issuances and settlements	0	182
Transfers in and/or out of Level 3	0	(14)
Fair value	320	334
Total gains (losses) related to assets and liabilities still held at the reporting date	31	(18)

DERIVATIVE FINANCIAL INSTRUMENTS AND FINANCIAL INSTRUMENTS RELATED TO CREDIT (Details) (BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009
Derivative assets and liabilities carrying value	1,115	(732)
Derivative assets	7,789	5,549
Derivative Instrument	6,674	6,281
Forward Contracts [Member] | Interest Rate Contract [Member]
Notional amounts	839	1,294
Derivative assets and liabilities carrying value	(19)	11
Swap [Member] | Interest Rate Contract [Member]
Notional amounts	114,940	119,978
Derivative assets and liabilities carrying value	1,323	680
Credit Derivatives [Member] | Interest Rate Contract [Member]
Notional amounts	5,748	4,363
Derivative assets and liabilities carrying value	135	(90)
Future [Member] | Interest Rate Contract [Member]
Notional amounts	262,847	182,997
Derivative assets and liabilities carrying value	(32)	(4)
Interest Rate Contract [Member]
Notional amounts	2,628,747	1,888,447
Derivative assets and liabilities carrying value	1,625	476
Interest Rate Contract [Member] | Future Purchase Commitments [Member]
Notional amounts	117,641	88,852
Derivative assets and liabilities carrying value	140	19
Interest Rate Contract [Member] | Future Sales Commitments [Member]
Notional amounts	145,206	94,145
Derivative assets and liabilities carrying value	(172)	(23)
Interest Rate Contract [Member] | Asset Position [Member]
Notional amounts	61,263	62,528
Derivative assets and liabilities carrying value	2,984	2,519
Interest Rate Contract [Member] | Liability Position [Member]
Notional amounts	53,677	57,450
Derivative assets and liabilities carrying value	(1,661)	(1,839)
Interest Rate Contract [Member] | Stock Options [Member]
Notional amounts	2,243,675	1,579,785
Derivative assets and liabilities carrying value	(143)	(91)
Interest Rate Contract [Member] | Options Purchase Commitments [Member]
Notional amounts	1,180,676	850,060
Derivative assets and liabilities carrying value	761	1,206
Interest Rate Contract [Member] | Options Sales Commitment [Member]
Notional amounts	1,062,999	729,725
Derivative assets and liabilities carrying value	(904)	(1,297)
Interest Rate Contract [Member] | Forward Contract Purchase Commitments [Member]
Notional amounts	539	839
Derivative assets and liabilities carrying value	63	92
Interest Rate Contract [Member] | Forward Contract Sales Commitments [Member]
Notional amounts	300	455
Derivative assets and liabilities carrying value	(82)	(81)
Interest Rate Contract [Member] | Credit Derivatives Purchase Commitments [Member]
Notional amounts	2,622	1,617
Derivative assets and liabilities carrying value	256	12
Interest Rate Contract [Member] | Credit Derivatives Sales Commitments [Member]
Notional amounts	3,126	2,746
Derivative assets and liabilities carrying value	(121)	(102)
Interest Rate Contract [Member] | Other Interest Rate [Member]
Notional amounts	698	30
Derivative assets and liabilities carrying value	361	(30)
Interest Rate Contract [Member] | Other Contract Purchase Commitments [Member]
Notional amounts	698	0
Derivative assets and liabilities carrying value	374	0
Interest Rate Contract [Member] | Other Contract Sales Commitments [Member]
Notional amounts	0	30
Derivative assets and liabilities carrying value	(13)	(30)
Forward Contracts [Member] | Foreign Exchange Contract [Member]
Notional amounts	35,880	11,809
Derivative assets and liabilities carrying value	(531)	(190)
Swap [Member] | Foreign Exchange Contract [Member]
Notional amounts	21,987	22,492
Derivative assets and liabilities carrying value	(333)	(196)
Credit Derivatives [Member] | Foreign Exchange Contract [Member]
Notional amounts	76	137
Derivative assets and liabilities carrying value	0	(1)
Future [Member] | Foreign Exchange Contract [Member]
Notional amounts	21,185	22,099
Derivative assets and liabilities carrying value	(14)	(4)
Foreign Exchange Contract [Member]
Notional amounts	160,231	209,408
Derivative assets and liabilities carrying value	(1,085)	(607)
Foreign Exchange Contract [Member] | Future Purchase Commitments [Member]
Notional amounts	8,128	3,160
Derivative assets and liabilities carrying value	0	22
Foreign Exchange Contract [Member] | Future Sales Commitments [Member]
Notional amounts	13,057	18,939
Derivative assets and liabilities carrying value	(14)	(26)
Foreign Exchange Contract [Member] | Asset Position [Member]
Notional amounts	7,378	9,820
Derivative assets and liabilities carrying value	(5)	295
Foreign Exchange Contract [Member] | Liability Position [Member]
Notional amounts	14,634	12,672
Derivative assets and liabilities carrying value	(328)	(491)
Foreign Exchange Contract [Member] | Stock Options [Member]
Notional amounts	80,459	145,350
Derivative assets and liabilities carrying value	(215)	(137)
Foreign Exchange Contract [Member] | Options Purchase Commitments [Member]
Notional amounts	37,198	80,571
Derivative assets and liabilities carrying value	792	527
Foreign Exchange Contract [Member] | Options Sales Commitment [Member]
Notional amounts	43,261	64,779
Derivative assets and liabilities carrying value	(1,007)	(664)
Foreign Exchange Contract [Member] | Forward Contract Purchase Commitments [Member]
Notional amounts	13,121	5,150
Derivative assets and liabilities carrying value	556	276
Foreign Exchange Contract [Member] | Forward Contract Sales Commitments [Member]
Notional amounts	22,759	6,659
Derivative assets and liabilities carrying value	(1,087)	(466)
Foreign Exchange Contract [Member] | Credit Derivatives Purchase Commitments [Member]
Notional amounts	54	137
Derivative assets and liabilities carrying value	1	1
Foreign Exchange Contract [Member] | Credit Derivatives Sales Commitments [Member]
Notional amounts	22	0
Derivative assets and liabilities carrying value	(1)	(2)
Foreign Exchange Contract [Member] | Other Interest Rate [Member]
Notional amounts	619	7,521
Derivative assets and liabilities carrying value	8	(79)
Foreign Exchange Contract [Member] | Foreign Exchange Contract Purchase Commitments [Member]
Notional amounts	259	3,234
Derivative assets and liabilities carrying value	191	420
Foreign Exchange Contract [Member] | Foreign Exchange Contract Sales Commitments [Member]
Notional amounts	360	4,287
Derivative assets and liabilities carrying value	(183)	(499)
Forward Contracts [Member] | Commodity Contract [Member]
Notional amounts	267	254
Derivative assets and liabilities carrying value	29	10
Swap [Member] | Commodity Contract [Member]
Notional amounts	397	195
Derivative assets and liabilities carrying value	(22)	(9)
Future [Member] | Commodity Contract [Member]
Notional amounts	2,132	6,403
Derivative assets and liabilities carrying value	(9)	(17)
Commodity Contract [Member]
Notional amounts	4,762	7,690
Derivative assets and liabilities carrying value	1	19
Commodity Contract [Member] | Future Purchase Commitments [Member]
Notional amounts	84	64
Derivative assets and liabilities carrying value	33	(12)
Commodity Contract [Member] | Future Sales Commitments [Member]
Notional amounts	2,048	6,339
Derivative assets and liabilities carrying value	(42)	(5)
Commodity Contract [Member] | Asset Position [Member]
Notional amounts	219	89
Derivative assets and liabilities carrying value	5	5
Commodity Contract [Member] | Liability Position [Member]
Notional amounts	178	106
Derivative assets and liabilities carrying value	(27)	(14)
Commodity Contract [Member] | Stock Options [Member]
Notional amounts	1,966	612
Derivative assets and liabilities carrying value	1	27
Commodity Contract [Member] | Options Purchase Commitments [Member]
Notional amounts	1,197	371
Derivative assets and liabilities carrying value	52	38
Commodity Contract [Member] | Options Sales Commitment [Member]
Notional amounts	769	241
Derivative assets and liabilities carrying value	(51)	(11)
Commodity Contract [Member] | Forward Contract Purchase Commitments [Member]
Notional amounts	200	254
Derivative assets and liabilities carrying value	48	10
Commodity Contract [Member] | Forward Contract Sales Commitments [Member]
Notional amounts	67	0
Derivative assets and liabilities carrying value	(19)	0
Commodity Contract [Member] | Other Commodities Purchase Commitments [Member]
Notional amounts	0	155
Derivative assets and liabilities carrying value	0	17
Commodity Contract [Member] | Other Commodities Sales Commitments [Member]
Notional amounts	0	71
Derivative assets and liabilities carrying value	0	(9)
Commodity Contract [Member] | Other Commodities [Member]
Notional amounts	0	226
Derivative assets and liabilities carrying value	0	8
Swap [Member] | Other Contract [Member]
Notional amounts	8	58
Derivative assets and liabilities carrying value	0	0
Credit Derivatives [Member] | Other Contract [Member]
Notional amounts	0	22
Derivative assets and liabilities carrying value	0	0
Future [Member] | Other Contract [Member]
Notional amounts	10	11
Derivative assets and liabilities carrying value	0	0
Other Contract [Member]
Notional amounts	18	91
Derivative assets and liabilities carrying value	0	0
Other Contract [Member] | Future Purchase Commitments [Member]
Notional amounts	1	2
Derivative assets and liabilities carrying value	0	0
Other Contract [Member] | Future Sales Commitments [Member]
Notional amounts	9	9
Derivative assets and liabilities carrying value	0	0
Other Contract [Member] | Asset Position [Member]
Notional amounts	1	1
Derivative assets and liabilities carrying value	0	0
Other Contract [Member] | Liability Position [Member]
Notional amounts	7	57
Derivative assets and liabilities carrying value	0	0
Other Contract [Member] | Credit Derivatives Purchase Commitments [Member]
Notional amounts	0	22
Derivative assets and liabilities carrying value	0	1
Other Contract [Member] | Credit Derivatives Sales Commitments [Member]
Notional amounts	0	0
Derivative assets and liabilities carrying value	0	(1)
Forward Contracts [Member] | Equity Contract [Member]
Notional amounts	1,419	0
Derivative assets and liabilities carrying value	1,393	0
Swap [Member] | Equity Contract [Member]
Notional amounts	61	138
Derivative assets and liabilities carrying value	2	81
Credit Derivatives [Member] | Equity Contract [Member]
Notional amounts	878	10
Derivative assets and liabilities carrying value	(1)	0
Future [Member] | Equity Contract [Member]
Notional amounts	5,875	5,276
Derivative assets and liabilities carrying value	0	0
Equity Contract [Member]
Notional amounts	17,102	7,999
Derivative assets and liabilities carrying value	(394)	(619)
Equity Contract [Member] | Future Purchase Commitments [Member]
Notional amounts	1,645	2,132
Derivative assets and liabilities carrying value	0	0
Equity Contract [Member] | Future Sales Commitments [Member]
Notional amounts	4,230	3,144
Derivative assets and liabilities carrying value	0	0
Equity Contract [Member] | Asset Position [Member]
Notional amounts	32	131
Derivative assets and liabilities carrying value	3	81
Equity Contract [Member] | Liability Position [Member]
Notional amounts	29	7
Derivative assets and liabilities carrying value	(1)	0
Equity Contract [Member] | Stock Options [Member]
Notional amounts	5,871	2,575
Derivative assets and liabilities carrying value	(935)	(700)
Equity Contract [Member] | Options Purchase Commitments [Member]
Notional amounts	4,181	1,812
Derivative assets and liabilities carrying value	147	48
Equity Contract [Member] | Options Sales Commitment [Member]
Notional amounts	1,690	763
Derivative assets and liabilities carrying value	(1,082)	(748)
Equity Contract [Member] | Forward Contract Purchase Commitments [Member]
Notional amounts	1,419	0
Derivative assets and liabilities carrying value	1,393	0
Equity Contract [Member] | Forward Contract Sales Commitments [Member]
Notional amounts	0	0
Derivative assets and liabilities carrying value	0	0
Equity Contract [Member] | Credit Derivatives Purchase Commitments [Member]
Notional amounts	227	10
Derivative assets and liabilities carrying value	4	1
Equity Contract [Member] | Credit Derivatives Sales Commitments [Member]
Notional amounts	651	0
Derivative assets and liabilities carrying value	(5)	(1)
Equity Contract [Member] | Other Interest Rate [Member]
Notional amounts	2,998	0
Derivative assets and liabilities carrying value	117	0
Equity Contract [Member] | Other Contract Purchase Commitments [Member]
Notional amounts	2,438	0
Derivative assets and liabilities carrying value	164	0
Equity Contract [Member] | Other Contract Sales Commitments [Member]
Notional amounts	560	0
Derivative assets and liabilities carrying value	(47)	0
Future [Member]
Derivative Instrument	(55)	(25)
Swap [Member]
Derivative Instrument	2,017	2,334
Forward Contracts [Member]
Derivative Instrument	1,188	547
Credit Derivatives [Member]
Derivative Instrument	(127)	(106)

DERIVATIVE FINANCIAL INSTRUMENTS AND FINANCIAL INSTRUMENTS RELATED TO CREDIT (Details 1) (BRL) In Millions	12 Months Ended
Dec. 31, 2010
Derivatives in relationships of cash flow hedges	Futures of interest rate
Amount of gain or (loss) recognized in AOCI in derivatives (effective portion)	3
Place where gain or (loss) reclassified from AOCI to income are recognized (effective portion)	Trading income (losses), net
Amount of gain or (loss) reclassified from AOCI to income (effective portion)	1
Place where gain or (loss) are recognized in income (ineffective portion)	Trading income (losses), net
Amount of gain or (loss) recognized in result of derivatives (ineffective portion)	0

DERIVATIVE FINANCIAL INSTRUMENTS AND FINANCIAL INSTRUMENTS RELATED TO CREDIT (Details 2) (BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Credit Default Swap [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Maximum potential of future payments, gross	3,375
Before 1 year	541
From 1 to 3 years	1,234
From 3 to 5 years	1,184
Over 5 years	416
Fair value		(119)	(103)
Total Return Swap [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Maximum potential of future payments, gross	424
Before 1 year	416
From 1 to 3 years	0
From 3 to 5 years	8
Over 5 years	0
Fair value		(8)	0
Derivative [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Maximum potential of future payments, gross	3,799
Before 1 year	957
From 1 to 3 years	1,234
From 3 to 5 years	1,192
Over 5 years	416
Fair value		(127)	(103)
External Credit Rating, Investment Grade [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Maximum potential of future payments, gross	3,799
Before 1 year	957
From 1 to 3 years	1,234
From 3 to 5 years	1,192
Over 5 years	416
Fair value		(127)	(103)
Total By Risk [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Maximum potential of future payments, gross	3,799
Before 1 year	957
From 1 to 3 years	1,234
From 3 to 5 years	1,192
Over 5 years	416
Fair value		(127)	(103)
Private Entities [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Maximum potential of future payments, gross	3,799
Before 1 year	957
From 1 to 3 years	1,234
From 3 to 5 years	1,192
Over 5 years	416
Fair value		(127)	(103)
Total By Entity [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Maximum potential of future payments, gross	3,799
Before 1 year	957
From 1 to 3 years	1,234
From 3 to 5 years	1,192
Over 5 years	416
Fair value		(127)	(103)

DERIVATIVE FINANCIAL INSTRUMENTS AND FINANCIAL INSTRUMENTS RELATED TO CREDIT (Details 3) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Schedule of Trading Securities and Other Trading Assets [Line Items]
Notional amount of hedge sold	(3,799)
Notional amount of hedge purchased with identical underlying amount	2,902
Net position	(897)	1,320
Credit Default Swap [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Notional amount of hedge sold	(3,375)
Notional amount of hedge purchased with identical underlying amount	2,902
Net position	(473)	1,320
Total Return Swap [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Notional amount of hedge sold	(424)
Notional amount of hedge purchased with identical underlying amount	0
Net position	(424)	0

DERIVATIVE FINANCIAL INSTRUMENTS AND FINANCIAL INSTRUMENTS RELATED TO CREDIT (Details 4) (BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009
Loss Contingencies [Line Items]
Long-term Line of Credit	5,967	5,907
Commitments to extend credit	179,912	157,443
Guarantees	37,618	31,234
Standby Letters of Credit [Member]
Loss Contingencies [Line Items]
Long-term Line of Credit	756	1,207

DERIVATIVE FINANCIAL INSTRUMENTS AND FINANCIAL INSTRUMENTS RELATED TO CREDIT (Details 5) (BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009
Loss Contingencies [Line Items]
Long-term Line of Credit	5,967	5,907
Guarantees	37,618	31,234
Guarantees, Fair Value Disclosure	108	68
Standby Letters of Credit [Member]
Loss Contingencies [Line Items]
Long-term Line of Credit	756	1,207
Standby letters of credit	435	349

DERIVATIVE FINANCIAL INSTRUMENTS AND FINANCIAL INSTRUMENTS RELATED TO CREDIT (Details Textuals) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Schedule of Trading Securities and Other Trading Assets [Line Items]
Carrying Amount Of Cash Flow Hedge Instruments	14
Notional Amount of Cash Flow Hedge Instruments	11
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months	1
Long-term Line of Credit	5,967	5,907
Swap [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Maximum Potential Future Exposure on Credit Risk Derivatives	2,012	1,674
Purchase Options [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Maximum Potential Future Exposure on Credit Risk Derivatives	828	975
Standby Letters of Credit [Member] | Clients Under Monitoring [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Long-term Line of Credit	17	8
Standby Letters of Credit [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Long-term Line of Credit	756	1,207

COMMITMENTS AND CONTINGENT LIABILITIES (Details) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Loss Contingencies [Line Items]
Contingent liabilities (Note 30b)	2,907	2,535	2,440
Lawsuits Related To Civil Labor Tax and Social Security [Member]
Loss Contingencies [Line Items]
Opening balance (Note 18)	7,651	5,219
Balance arising from business combinations	0	2,989
Reclassification	0	111
Contingencies guaranteed by indemnity clauses (Note 2u)	(707)	(692)
Subtotal	6,944	7,627
Contingent liabilities (Note 30b)	2,907	2,535
Interest and monetary correction	324	433
Increase	3,579	2,505
Reversal	(996)	(403)
Payments	(1,675)	(3,218)
Subtotal	8,176	6,944
Contingencies guaranteed by indemnity clauses (Note 2u)	1,466	707
Closing balance (Note 18)	9,642	7,651
Escrow deposits	4,076	3,219

COMMITMENTS AND CONTINGENT LIABILITIES (Details 1) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Loss Contingencies [Line Items]
Changes in the period reflected in income	2,907	2,535	2,440
Tax Payable and Challenged In Court [Member]
Loss Contingencies [Line Items]
Opening balance (Note 18)	6,337	6,155
Balance arising from business combinations	0	3,003
Reclassification	0	(111)
Changes in the period reflected in income	693	2,100
Interest and monetary correction	308	849
Increase	769	2,182
Reversal	(384)	(931)
Payments	(1,936)	(4,810)
Closing balance (Note 18)	5,094	6,337
Escrow deposits (Note 14)	3,708	4,127

COMMITMENTS AND CONTINGENT LIABILITIES (Details 2) (BRL) In Millions	Dec. 31, 2010
2011	802
2012	680
2013	538
2014	456
2015	351
Thereafter 2016	846
Total minimum payments required	3,673

COMMITMENTS AND CONTINGENT LIABILITIES (Details Textuals) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Loss Contingencies [Line Items]
Effect of Applying to REFIS In Net Income	145	291
Payments for Debts Included in REFIS Program	1,891	1,952
Available-for-sale securities, at fair value	44,636	41,263
Premises and equipment, net	5,151	4,572
Receivables from reimbursement of contingent liabilities (Note 30b)	1,784	1,114
Rent expenses (Note 30c)	841	795	394
Lawsuits Related To Civil Labor Tax and Social Security [Member]
Loss Contingencies [Line Items]
Escrow deposits	4,076	3,219
Lawsuits Related To Civil Labor Tax and Social Security [Member] | Civil Lawsuits [Member]
Loss Contingencies [Line Items]
Loss Contingency, Estimate of Possible Loss	764
Lawsuits Related To Civil Labor Tax and Social Security [Member] | Tax and Social Security Lawsuits [Member]
Loss Contingencies [Line Items]
Loss Contingency, Estimate of Possible Loss	2,625
Lawsuits Related To Civil Labor Tax and Social Security [Member] | Request For Offset Dismissed [Member]
Loss Contingencies [Line Items]
Loss Contingency, Estimate of Possible Loss	466
Lawsuits Related To Civil Labor Tax and Social Security [Member] | Banking Operations [Member]
Loss Contingencies [Line Items]
Loss Contingency, Estimate of Possible Loss	425
Lawsuits Related To Civil Labor Tax and Social Security [Member] | Noncompensatory Amounts [Member]
Loss Contingencies [Line Items]
Loss Contingency, Estimate of Possible Loss	378
Lawsuits Related To Civil Labor Tax and Social Security [Member] | Usufruct Of Quotas and Shares [Member]
Loss Contingencies [Line Items]
Loss Contingency, Estimate of Possible Loss	273
Tax Payable and Challenged In Court [Member]
Loss Contingencies [Line Items]
Escrow deposits	3,708	4,127
Available-for-sale securities, at fair value	1,516	1,061
Tax Payable and Challenged In Court [Member] | Calculation Basis [Member]
Loss Contingencies [Line Items]
Loss Contingency, Estimate of Possible Loss	2,356
Escrow deposits	962
Tax Payable and Challenged In Court [Member] | Principles Of Anteriority [Member]
Loss Contingencies [Line Items]
Loss Contingency, Estimate of Possible Loss	350
Escrow deposits	61
Tax Payable and Challenged In Court [Member] | Nonlevy Of Taxes [Member]
Loss Contingencies [Line Items]
Loss Contingency, Estimate of Possible Loss	253
Escrow deposits	229
Guarantee Of Voluntary Resources [Member]
Loss Contingencies [Line Items]
Escrow deposits	3,300	3,234
Premises and equipment, net	714	769

REGULATORY MATTERS (Details) (BRL) In Millions, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009
Partial Consolidation [Member]
Tier I	60,192	55,624
Tier II	18,652	12,837
Other deductions required by the Central Bank of Brazil	(173)	(28)
Total	78,671	68,433
Minimum regulatory capital required	54,722	44,299
Capital to risk-weighted assets ratio	15.80%	17.00%
Excess of regulatory capital over minimum regulatory capital required	23,949	24,134
Full Consolidation [Member]
Tier I	62,240	57,706
Tier II	18,652	12,837
Other deductions required by the Central Bank of Brazil	(173)	(28)
Total	80,719	70,515
Minimum regulatory capital required	57,525	46,513
Capital to risk-weighted assets ratio	15.40%	16.70%
Excess of regulatory capital over minimum regulatory capital required	23,194	24,002

REGULATORY MATTERS (Details 1) (BRL) In Millions, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009
Partial Consolidation [Member]
Fixed assets ratio	37.30%	32.90%
Capital excess in relation to fixed assets ratio	9,976	11,711
Full Consolidation [Member]
Fixed assets ratio	14.50%	15.40%
Capital excess in relation to fixed assets ratio	28,669	24,397

REGULATORY MATTERS (Details Textuals)	12 Months Ended
Dec. 31, 2010
Partial Consolidation [Member]
Consolidation [Line Items]
Percentage of fixed assets maintained to adjusted regulatory capital	50.00%
Full Consolidation [Member]
Consolidation [Line Items]
Percentage of fixed assets maintained to adjusted regulatory capital	50.00%

BUSINESS SEGMENT INFORMATION (Details) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Segment Reporting Information [Line Items]
Net interest income	43,545	40,691	21,141
Provision for loan and lease losses	11,871	15,372	9,361
Income from insurance premiums, income on private retirement plans and on capitalization plans, net	1,231	(1,680)	616
Fee and commission income	16,630	13,479	8,941
Non-interest expenses	(40,905)	(35,842)	(20,710)
Equity in earnings (losses) of unconsolidated companies, and net gain on transactions of foreign subsidiaries	(143)	(3,399)	2,412
Trading income (losses), net	2,275	9,284	(2,843)
Net gain (loss) on sale of available-for-sale securities	220	211	(114)
Net gain (loss) on foreign currency transactions	2,311	2,619	1,059
Tax expenses for ISS, PIS and COFINS	0	0	0
Other non-interest income	3,535	10,110	2,403
Income before taxes	16,828	23,461	3,544
Taxes on income	4,937	8,849	(1,334)
Profit sharing	0	0	0
NET INCOME	11,891	14,612	4,878
Noncontrolling interest	824	527	29
Net income attributable to Itau Unibanco	11,067	14,085	4,849
TOTAL ASSETS	746,580	599,088	401,375
Commercial Bank [Member]
Segment Reporting Information [Line Items]
Net interest income	27,064	24,250	14,023
Provision for loan and lease losses	(7,915)	(8,856)	(4,091)
Income from insurance premiums, income on private retirement plans and on capitalization plans, net	1,871	2,238	1,260
Fee and commission income	9,220	8,219	8,069
Non-interest expenses	(19,700)	(17,089)	(12,410)
Equity in earnings (losses) of unconsolidated companies, and net gain on transactions of foreign subsidiaries	19	0	0
Trading income (losses), net	0	0	0
Net gain (loss) on sale of available-for-sale securities	0	0	0
Net gain (loss) on foreign currency transactions	0	0	0
Tax expenses for ISS, PIS and COFINS	(2,139)	(1,954)	(1,269)
Other non-interest income	495	717	591
Income before taxes	8,915	7,525	6,173
Taxes on income	(2,536)	(2,067)	(1,623)
Profit sharing	(100)	(1,079)	(527)
NET INCOME	6,279	4,379	4,023
Noncontrolling interest	0	0	0
Net income attributable to Itau Unibanco	6,279	4,379	4,023
TOTAL ASSETS	531,903	424,079	358,158
Commercial Bank [Member] | Interest Income With Clients [Member]
Segment Reporting Information [Line Items]
Net interest income	26,646	22,316	14,023
Commercial Bank [Member] | Interest Income With Corporation [Member]
Segment Reporting Information [Line Items]
Net interest income	0	1,934
Commercial Bank [Member] | Interest Income With Market [Member]
Segment Reporting Information [Line Items]
Net interest income	418	0	0
Itau Bba [Member]
Segment Reporting Information [Line Items]
Net interest income	4,601	4,075	2,694
Provision for loan and lease losses	186	(1,150)	(454)
Income from insurance premiums, income on private retirement plans and on capitalization plans, net	0	1	0
Fee and commission income	1,932	1,491	640
Non-interest expenses	(2,242)	(1,474)	(962)
Equity in earnings (losses) of unconsolidated companies, and net gain on transactions of foreign subsidiaries	(5)	2	13
Trading income (losses), net	0	0	0
Net gain (loss) on sale of available-for-sale securities	0	0	0
Net gain (loss) on foreign currency transactions	0	0	0
Tax expenses for ISS, PIS and COFINS	(388)	(287)	(204)
Other non-interest income	(82)	(129)	(48)
Income before taxes	4,002	2,529	1,679
Taxes on income	(1,035)	(527)	(426)
Profit sharing	(124)	(289)	(164)
NET INCOME	2,843	1,713	1,089
Noncontrolling interest	0	0	0
Net income attributable to Itau Unibanco	2,843	1,713	1,089
TOTAL ASSETS	209,988	153,086	139,007
Itau Bba [Member] | Interest Income With Clients [Member]
Segment Reporting Information [Line Items]
Net interest income	4,601	4,075	2,694
Itau Bba [Member] | Interest Income With Corporation [Member]
Segment Reporting Information [Line Items]
Net interest income	0	0
Itau Bba [Member] | Interest Income With Market [Member]
Segment Reporting Information [Line Items]
Net interest income	0	0	0
Consumer Credit [Member]
Segment Reporting Information [Line Items]
Net interest income	9,405	10,767	5,819
Provision for loan and lease losses	(3,913)	(5,786)	(2,696)
Income from insurance premiums, income on private retirement plans and on capitalization plans, net	284	82	78
Fee and commission income	5,953	5,557	1,586
Non-interest expenses	(7,137)	(6,456)	(2,519)
Equity in earnings (losses) of unconsolidated companies, and net gain on transactions of foreign subsidiaries	0	0	0
Trading income (losses), net	0	0	0
Net gain (loss) on sale of available-for-sale securities	0	0	0
Net gain (loss) on foreign currency transactions	0	0	0
Tax expenses for ISS, PIS and COFINS	(1,014)	(1,014)	(500)
Other non-interest income	84	122	116
Income before taxes	3,662	3,272	1,884
Taxes on income	(1,078)	(921)	(559)
Profit sharing	(26)	(146)	(59)
NET INCOME	2,558	2,205	1,266
Noncontrolling interest	0	0	0
Net income attributable to Itau Unibanco	2,558	2,205	1,266
TOTAL ASSETS	93,829	74,538	52,315
Consumer Credit [Member] | Interest Income With Clients [Member]
Segment Reporting Information [Line Items]
Net interest income	9,405	10,767	5,819
Consumer Credit [Member] | Interest Income With Corporation [Member]
Segment Reporting Information [Line Items]
Net interest income	0	0
Consumer Credit [Member] | Interest Income With Market [Member]
Segment Reporting Information [Line Items]
Net interest income	0	0	0
Corporation and Treasury [Member]
Segment Reporting Information [Line Items]
Net interest income	3,611	3,687	1,975
Provision for loan and lease losses	(18)	1,627	0
Income from insurance premiums, income on private retirement plans and on capitalization plans, net	502	111	0
Fee and commission income	382	(40)	0
Non-interest expenses	(1,597)	(787)	(74)
Equity in earnings (losses) of unconsolidated companies, and net gain on transactions of foreign subsidiaries	210	176	168
Trading income (losses), net	0	0	0
Net gain (loss) on sale of available-for-sale securities	0	0	0
Net gain (loss) on foreign currency transactions	0	0	0
Tax expenses for ISS, PIS and COFINS	(344)	(212)	(196)
Other non-interest income	154	12	33
Income before taxes	2,900	4,574	1,906
Taxes on income	(590)	(1,335)	(392)
Profit sharing	(12)	(181)	0
NET INCOME	2,298	3,058	1,514
Noncontrolling interest	(971)	(864)	(174)
Net income attributable to Itau Unibanco	1,327	2,194	1,340
TOTAL ASSETS	69,719	56,121	11,110
Corporation and Treasury [Member] | Interest Income With Clients [Member]
Segment Reporting Information [Line Items]
Net interest income	0	0	772
Corporation and Treasury [Member] | Interest Income With Corporation [Member]
Segment Reporting Information [Line Items]
Net interest income	4,029	(1,934)
Corporation and Treasury [Member] | Interest Income With Market [Member]
Segment Reporting Information [Line Items]
Net interest income	(418)	5,621	1,203
Unallocated Amount to Segment [Member]
Segment Reporting Information [Line Items]
Net interest income	44,662	42,779	24,511
Provision for loan and lease losses	(11,660)	(14,165)	(7,241)
Income from insurance premiums, income on private retirement plans and on capitalization plans, net	2,658	2,432	1,338
Fee and commission income	17,463	15,227	10,295
Non-interest expenses	(30,657)	(25,806)	(15,965)
Equity in earnings (losses) of unconsolidated companies, and net gain on transactions of foreign subsidiaries	224	178	181
Trading income (losses), net	0	0	0
Net gain (loss) on sale of available-for-sale securities	0	0	0
Net gain (loss) on foreign currency transactions	0	0	0
Tax expenses for ISS, PIS and COFINS	(3,885)	(3,467)	(2,169)
Other non-interest income	641	722	692
Income before taxes	19,446	17,900	11,642
Taxes on income	(5,238)	(4,850)	(3,000)
Profit sharing	(261)	(1,695)	(750)
NET INCOME	13,947	11,355	7,892
Noncontrolling interest	(924)	(864)	(174)
Net income attributable to Itau Unibanco	13,023	10,491	7,718
TOTAL ASSETS	755,112	608,273	450,693
Unallocated Amount to Segment [Member] | Interest Income With Clients [Member]
Segment Reporting Information [Line Items]
Net interest income	40,633	37,158	23,308
Unallocated Amount to Segment [Member] | Interest Income With Corporation [Member]
Segment Reporting Information [Line Items]
Net interest income	4,029	0
Unallocated Amount to Segment [Member] | Interest Income With Market [Member]
Segment Reporting Information [Line Items]
Net interest income	0	5,621	1,203
Reconciliation Relating To Gaap Practiced [Member]
Segment Reporting Information [Line Items]
Net interest income	(1,117)	(2,088)	(3,370)
Provision for loan and lease losses	(211)	(1,207)	(2,120)
Income from insurance premiums, income on private retirement plans and on capitalization plans, net	(1,427)	(752)	(722)
Fee and commission income	(833)	(1,748)	(1,354)
Non-interest expenses	(10,248)	(10,036)	(4,745)
Equity in earnings (losses) of unconsolidated companies, and net gain on transactions of foreign subsidiaries	(367)	(3,577)	2,231
Trading income (losses), net	2,275	9,284	(2,843)
Net gain (loss) on sale of available-for-sale securities	220	211	(114)
Net gain (loss) on foreign currency transactions	2,311	2,619	1,059
Tax expenses for ISS, PIS and COFINS	3,885	3,467	2,169
Other non-interest income	2,894	9,388	1,711
Income before taxes	(2,618)	5,561	(8,098)
Taxes on income	301	(3,999)	4,334
Profit sharing	261	1,695	750
NET INCOME	(2,056)	3,257	(3,014)
Noncontrolling interest	100	337	145
Net income attributable to Itau Unibanco	(1,956)	3,594	(2,869)
TOTAL ASSETS	(8,532)	(9,185)	(49,318)
Reconciliation Relating To Gaap Practiced [Member] | Interest Income With Clients [Member]
Segment Reporting Information [Line Items]
Net interest income	(40,633)	(37,158)	(23,308)
Reconciliation Relating To Gaap Practiced [Member] | Interest Income With Corporation [Member]
Segment Reporting Information [Line Items]
Net interest income	(4,029)	0
Reconciliation Relating To Gaap Practiced [Member] | Interest Income With Market [Member]
Segment Reporting Information [Line Items]
Net interest income	0	(5,621)	(1,203)
Interest Income With Clients [Member]
Segment Reporting Information [Line Items]
Net interest income	0	0	0
Interest Income With Corporation [Member]
Segment Reporting Information [Line Items]
Net interest income	0	0
Interest Income With Market [Member]
Segment Reporting Information [Line Items]
Net interest income	0	0	0

BUSINESS SEGMENT INFORMATION (Details 1) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
NET INTEREST INCOME AFTER ALLOWANCE FOR LOAN AND LEASE LOSSES	31,674	25,319	11,780
Fee and commission income	16,630	13,479	8,941
Foreign Operations [Member]
NET INTEREST INCOME AFTER ALLOWANCE FOR LOAN AND LEASE LOSSES	2,377	3,320	5,403
Total revenue from external customers	3,258	3,947	6,007
Investments in unconsolidated companies and premises and equipment, net	1,227	1,420	1,601
Fee and commission income	881	627	604

BUSINESS SEGMENT INFORMATION (Details Textuals) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Loss from impairment of intangible assets	11	10	0
Net gain (loss) on foreign currency transactions	2,311	2,619	1,059
Gain on remeasurement of interest in Redecard S.A. (Note 3.1.b)	0	4,530	0
Bargain purchase gain (Note 3.1.a)	0	830	0
NET INCOME ATTRIBUTABLE TO ITAU UNIBANCO	11,067	14,085	4,849
Amount Not Considered In Segment Reporting Information [Member]
Partial Reversal Of Additional Allowance For Loan and Lease Losses	1,038
Effect Of Refis	145	292
Provision For Losses Arising From Economic Plans	(467)	(191)	(174)
Income Tax Reconciliation, Tax Contingencies	(380)
Employee Benefits and Share-based Compensation	(35)
Provision For Gain Arising From Economic Plans		228	233
Amortization Of Goodwill		(390)	(223)
Impact Of Change In Strategic Partnership		(363)
Recognition Of Additional Allowance For Loans Losses			(3,089)
Sale Of Interest and Impairment Of Investment			(29)
Effects Of Adoption Of Law			(136)
Gain Recognized Under Accounting Practices Adopted In Domestic Country			5,183
Recognition Of Integration and Restructuring Provisions			(888)
NET INCOME ATTRIBUTABLE TO ITAU UNIBANCO			652
Equalization Of Accounting Criteria Related With Transaction With Entity			(1,414)
Other Nonrecurring Events Expenses			(30)
Differences Between Measurement Of Net Income Based On Managment Reports and Under Us Gaap [Member]
Provision for Loan Losses Expensed	703	468
Amortization of Acquired Intangible Assets	(2,156)	(1,611)
Loss from impairment of intangible assets	(272)
Net gain (loss) on foreign currency transactions	617	1,583
Stock or Unit Option Plan Expense	(66)	(502)
Derivative, Gain (Loss) on Derivative, Net	(142)	(23)
Adjustment Of Excess Portion Of Deferred Tax Assets	(336)	(224)
Other Differences In Measurement Criteria	(617)
Amortization Of Goodwill		543
Gain on remeasurement of interest in Redecard S.A. (Note 3.1.b)		2,717
Gain On Exchange Of Insurance Operations		562
Bargain purchase gain (Note 3.1.a)		830

RELATED PARTIES (Details) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Tecnologia Bancaria S.A [Member]
Cash and due from banks
Tecnologia Bancaria S.A.	422	0	0
Demand deposits
Demand deposits related parties	0	(3)	0
Porto Seguro S.A [Member]
Cash and due from banks
Porto Seguro S.A.	33	0	0
Dividends receivable
Dividends Receivable Related Parties	45	0	0
Receivables from related companies
Porto Seguro S.A.	87	0	0
Demand deposits
Demand deposits related parties	(2)	0	0
Funding expenses
Funding Expenses Related Parties	(16)	0	0
Other operating income
Porto Seguro S.A.	29	0	0
Fee and commission income
Fee and commission income related parties	61	0	0
Unibanco Rodobens Administradora De Consorcios Ltda [Member]
Dividends receivable
Dividends Receivable Related Parties	0	15	0
Demand deposits
Demand deposits related parties	0	(43)	0
Time deposits
Time Deposits Related Parties	0	(16)	0
Itau Unibanco Holding S.A [Member]
Demand deposits
Demand deposits related parties	0	(54)	(129)
Olimpia Promocao E Servicos S.A [Member]
Securities sold under repurchase agreements
Olimpia Promocao e Servicos S.A.	(19)	(26)	(28)
Funding expenses
Funding Expenses Related Parties	(2)	0	0
Funding Expenses Related Parties
Olimpia Promocao e Servicos S.A.	(2)	0	0

RELATED PARTIES (Details 1) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Ith Zux Cayman Company Ltd [Member]
Demand deposits
Demand deposits related parties	0	(41)	(55)
Duratex S.A [Member]
Demand deposits
Demand deposits related parties	(6)	(18)	(32)
Interest bearing deposits related parties	(41)	0	(39)
Annual interest (%)	100.00% of CDI	-	102.37% of CDI
Securites purchased under resale agreements
Securities purchased under resale agreements related parties	(8)	0	0
Fee and commission income
Fee and commission income related parties	2	0	0
Non-operating income
Nonoperating income related parties	2	0	0
Elekeiroz S.A One [Member]
Demand deposits
Interest bearing deposits related parties	(31)	(11)	(38)
Annual interest (%)	100.50% of CDI	100.00% of CDI	101.50% of CDI
Elekeiroz S.A Two [Member]
Demand deposits
Interest bearing deposits related parties	0	0	(21)
Annual interest (%)	-	-	102.00% of CDI
Itausa Empreendimentos S.A One [Member]
Demand deposits
Interest bearing deposits related parties	0	(31)	(28)
Annual interest (%)	-	101.10% of CDI	102.30% of CDI
Itausa Empreendimentos S.A Two [Member]
Demand deposits
Interest bearing deposits related parties	0	(17)	(16)
Annual interest (%)	-	100.80% of CDI	102.00% of CDI
Itautec S.A [Member]
Demand deposits
Interest bearing deposits related parties	(8)	0	0
Annual interest (%)	100.32% of CDI	-	-
Securites purchased under resale agreements
Securities purchased under resale agreements related parties	(18)	0	0
Trade notes payable
Trade notes payable related parties	0	(10)	(7)
Equipment and sofwared purchased
Itautec S.A. (1)	(296)	(396)	(324)
Non-operating income
Nonoperating income related parties	2	0	0
Itausa Empreendimentos S.A [Member]
Securites purchased under resale agreements
Securities purchased under resale agreements related parties	(52,000)	(48)	0
Fee and commission income
Fee and commission income related parties	2	0	0
Itau Gestao De Ativos S.A [Member]
Securites purchased under resale agreements
Securities purchased under resale agreements related parties	(1)	(1)	0
Itausa Investimentos S.A [Member]
Trade notes payable
Trade notes payable related parties	0	(73)	0
Fee and commission income
Fee and commission income related parties	1	2	0
Rent expenses
Itausa Investimentos S.A.	(1)	(1)	0
Other operating income (expenses)
Itausa Investimentos S.A.	72	0	0
Redecard S.A [Member]
Other liabilities – payable due to transactions with credit cards
Redecard S.A. (2)	0	0	(4,564)

RELATED PARTIES (Details 2) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Instituto Itau Cultural [Member]
Donations made by Itau
Donations to related parties	(44)	(39)	(36)
Instituto Unibanco De Cinema [Member]
Donations made by Itau
Donations to related parties	0	(10)	0
Associacao Clube A [Member]
Donations made by Itau
Donations to related parties	0	(1)	0
Fundacao Bemgeprev [Member]
Receivables from (payable to) related companies
Receivables from payable to related companies related parties	(13)	0	0
Ubb Prev Previdencia Complementar [Member]
Receivables from (payable to) related companies
Receivables from payable to related companies related parties	(17)	0	0
Fee and commission income
Fee and commission income related parties	3	3	0
Fundacao Banorte Manuel Baptista Da Silva De Seguridade Social [Member]
Receivables from (payable to) related companies
Receivables from payable to related companies related parties	(79)	0	0
Other Related Parties [Member]
Receivables from (payable to) related companies
Receivables from payable to related companies related parties	1	0	0
Rent expenses
Rent expenses related parties	(1)	0	0
Fee and commission income
Fee and commission income related parties	2	2	0
Fundacao Itaubanco [Member]
Rent expenses
Rent expenses related parties	(15)	(24)	(23)
Fee and commission income
Fee and commission income related parties	10	9	6
Funbep Fundo De Pensao Multipatrocinado [Member]
Rent expenses
Rent expenses related parties	(8)	(6)	0
Fee and commission income
Fee and commission income related parties	3	2	0

STRATEGIC PARTNERSHIPS (Details Textuals) (BRL) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Partnership [Line Items]
Payment related to exclusivity obligation - CBD (Note 34)	0	550	0
Advertising expenses	677	514	373
Magazine Luiza [Member]
Partnership [Line Items]
Percentage of Holding in Strategic Partners Voting Capital		50.00%
Payment Related To Extend the Period of Exclusivity		250
Acquired Finite-lived Intangible Asset, Amount		250
Acquired Finite-lived Intangible Asset, Weighted Average Useful Life		20
Companhia Brasileirade Distribuicao [Member]
Partnership [Line Items]
Percentage of Holding in Strategic Partners Voting Capital		50.00%
Payment Related To Extend the Period of Exclusivity		50
Acquired Finite-lived Intangible Asset, Amount		50
Acquired Finite-lived Intangible Asset, Weighted Average Useful Life		20
Marisa S.A [Member]
Partnership [Line Items]
Acquired Finite-lived Intangible Asset, Amount			120
Acquired Finite-lived Intangible Asset, Weighted Average Useful Life			120
Lojas Americanas S.A and Bwu Comercioe Entretenimento S.A [Member]
Partnership [Line Items]
Acquired Finite-lived Intangible Asset, Amount			51
Acquired Finite-lived Intangible Asset, Weighted Average Useful Life			240
Coelho Da Fonseca Empreendimentos Imobiliarios Ltda [Member]
Partnership [Line Items]
Acquired Finite-lived Intangible Asset, Amount			94
Acquired Finite-lived Intangible Asset, Weighted Average Useful Life			124
Advertising expenses			30
Dafra Da Amazonia Industria E Comercio Ltda [Member]
Partnership [Line Items]
Acquired Finite-lived Intangible Asset, Amount			20

COMMITMENTS RELATED TO ITAU BBA ACQUISITION (Details Textuals) (Itau Bba [Member], BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009
Itau Bba [Member]
Restructuring Cost and Reserve [Line Items]
Net Assets and Liabilities Relating To Commitments Arising From Business Acquisition	434	356

SUBSEQUENT EVENT (Details Textuals) (BRL) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Apr. 14, 2011
Business Combination [Member] | Banco Carrefour [Member]
Subsequent Event [Line Items]
Subsequent Event, Date	Apr 14, 2011
Business Acquisition, Percentage of Voting Interests Acquired		49.00%
Purchase price		725
Business Combination [Member] | Banco Carrefour [Member]
Subsequent Event [Line Items]
Subsequent Event, Date	Apr 14, 2011
Business Acquisition, Percentage of Voting Interests Acquired		49.00%
Purchase price		725
Issuance of Equity [Member]
Subsequent Event [Line Items]
Subsequent Event, Date	Apr 25, 2011
Stockholders' Equity, Reverse Stock Split	(i) a reverse split of our common and preferred shares in the proportion of one share issued per each 100 shares previously owned in order to adjust our stockholder base to reduce administrative costs and improve the efficiency of our book-entry system.
Stockholders' Equity Note, Stock Split	(ii) simultaneously a stock split of 100 newly shares issued per each one share resulting from the reverse split above.